                                                     Registration No. 33-30198
                                                             File No. 811-5867

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /  X  /

      PRE-EFFECTIVE AMENDMENT NO.        ___                     /      /

      POST-EFFECTIVE AMENDMENT NO.        28                     /  X  /

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
  ACT OF 1940                                                    /  X  /

      Amendment No.  28                                          /  X  /

                    OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
-------------------------------------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
-------------------------------------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)

                                (303) 768-3200
-------------------------------------------------------------------------------------------------------------
                        (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
                    498 Seventh Avenue, New York, NY 10018
------------------------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On November 27, 2002, pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________, pursuant to paragraph (a)(1)
[   ] 75 days after filing, pursuant to paragraph (a)(2)
[   ] On _________________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[   ]     This post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer Rochester National Municipals

Prospectus dated November 27, {2000, revised October 1, 2001} [2002]

                                          Oppenheimer Rochester National
                                          Municipals {(formerly Oppenheimer
                                          Florida Municipal Fund)} is a mutual
                                          fund.  It seeks high current income
                                          exempt from federal income taxes by
                                          investing {mainly} [without limit]
                                          in high-yield municipal
                                          securities.
                                             This Prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks.  It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account
                                          features.  Please read this
As with all mutual funds, the             Prospectus carefully before you
Securities and Exchange Commission        invest and keep it for future
has not approved or disapproved the       reference about your account.
Fund's securities nor has it
determined that this Prospectus is
accurate or complete.  It is a
criminal offense to represent
otherwise.

                                                                          1234

                                                       [OppenheimerFunds logo]

Contents
            About The Fund
------------------------------------------------------------------------------

            The Fund's Investment Objective and Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            About Your Account
_______________________________________________________________________________

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet {Web Site} [Website]

            How to Sell Shares
            By Mail
            By Telephone
            By Checkwriting

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

------------------------------------------------------------------------------
About the Fund
------------------------------------------------------------------------------

The Fund's Investment Objective and Strategies

------------------------------------------------------------------------------
What Is the  Fund's  Investment  Objective?  The  Fund  seeks a high  level of current income exempt from federal  income taxes for  individual  investors by investing in a diversified portfolio of high-yield municipal securities.
------------------------------------------------------------------------------

What Does the Fund Invest In? To seek its  investment  objective  under normal market  conditions,  the  Fund  attempts  to  invest  100%  of its  assets  in municipal  securities that pay interest exempt from federal  individual income tax, and as a  fundamental  policy,  invests at least 80% of its {assets }[net assets (plus borrowing for investment purposes)] in municipal  securities.  {A significant  portion} [This includes  securities  that generate income subject to the alternative  minimum tax described  below.  Although up to 100%] of the
securities  the  Fund  buys  may  be  high-yield,   lower-grade  fixed  income
securities,  commonly called "junk bonds{."}[," under normal market conditions the Fund  intends to invest 50% to 70% of its total  assets in these  types of securities.]  Lower-grade  debt  securities  are those  rated  below  "Baa" by
Moody's Investors Service,  Inc. ("Moody's") or lower than "BBB" by Standard &
Poor's  Rating  Services  ("S&P") or  comparable  ratings by other  nationally recognized  rating  organizations  (or,  in the  case of  unrated  securities, determined by the Fund's  investment  {Manager}  [manager],  OppenheimerFunds,
Inc. to be  comparable  to  securities  rated  below  investment  grade).  See
Appendix A to the Statement of  Additional  Information  for a description  of the Bond Ratings.

      The Fund does not limit its  investments  to  securities of a particular maturity  range,  and  may  include  municipal  bonds  (which  are  long  term
obligations),   municipal  notes  (short  term   obligations),   interests  in
municipal  leases  and  tax-exempt   commercial  paper.   However,   the  Fund
currently  focuses on longer-term  securities to seek higher yields.  The Fund can buy  general  obligation  bonds as well as  "private  activity"  municipal securities  that  pay  income  subject  to  alternative  minimum  taxation.  A substantial  percentage  of the  municipal  securities  the  Fund  buys may be
"callable,"  allowing the issuer of the securities to redeem them before their maturity  date.  The Fund also uses  certain  derivative  investments  such as
"inverse  floaters" and variable rate  obligations to try to increase  income.
[The high yield,  lower-grade  fixed  income  securities  the Fund buys may be less liquid than  investment  grade  securities  and the small issues that the
Fund may buy tend to be less  liquid than larger  issues.]  These  investments are more fully explained in "About the Fund's Investments," below.

      Since the Fund may invest in lower rated  securities  without limit, the
Fund's investments  should be considered  speculative.  Further,  since market risks are  inherent  in all  securities  to varying  degrees,  there can be no assurance that the Fund's  investment  objectives will be met. See "Main Risks of Investing in the Fund" below.

      |X| How Do the  Portfolio  Managers  Decide  What  Securities  to Buy or
Sell? In selecting  securities for the Fund, the portfolio  managers currently look for  high-yield,  tax-exempt  municipal  securities  using a  variety  of factors,  which  may  change  over  time  and may  vary in  particular  cases.
Currently, the portfolio managers focus on:

|_|   Finding   primarily   lower-grade   securities  that  offer  high-income
               opportunities.
|_|   Buying a wide  range of  securities  of  different  issuers  {from  many states} for  portfolio  diversification  to help spread  credit risks.
|_|   Looking for unrated bonds that might provide high income and  securities of smaller  issuers that might be overlooked by other investors and funds.
|_|   [Special situations that provide opportunities for value.]
|_|   Special situations of higher rated bonds that provide  opportunities for above average income with limited volatility.
|_|   Buying  issues  across  a wide  range  of  municipal  sectors,  coupons,
               {maturities} and revenue sources.

Who Is the Fund  Designed For? The Fund is designed for  individual  investors who are  seeking a high level of current  income  exempt from  federal  income taxes through  investment in a fund that {invests  mainly} [may invest without limit] in lower-grade  municipal debt  securities.  Those investors  should be willing to assume the greater  risks of  short-term  share price  fluctuations that are typical for a fund that invests in those debt securities,  which also have special credit risks.  Since the Fund's income level will  fluctuate,  it is not  designed for  investors  needing an assured  level of current  income.
The  Fund  does not seek  capital  gains or  growth.  Because  it  invests  in tax-exempt  securities,  the  Fund  is not  appropriate  for  retirement  plan accounts or for investors  seeking capital growth.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All investments  have risks to some degree.  The Fund's  investments are subject to changes in their value from a number of factors,  described  below.
There is also the risk that poor  security  selection by the  Manager{,}  will cause the Fund to underperform other funds having a similar objective.

      [These  risks  collectively  form the risk  profile  of the Fund and can affect the value of the Fund's investments,  its investment  performance,  and the  prices  of its  shares.  These  risks  mean  that you can  lose  money by investing  in the Fund.  When you redeem your  shares,  they may be worth more or less  than  what you paid for  them.  There is no  assurance  that the Fund will achieve its objective.]

|X|   Credit Risk.  Municipal  securities  are subject to credit risk.  Credit risk is the risk  that the  issuer  of a  municipal  security  might  not make interest  and  principal  payments on the  security as they become due. If the issuer  fails to pay  interest,  the Fund's  income may be reduced  and if the issuer fails to repay principal,  the value of that security and of the Fund's shares may be reduced.  Because the Fund can invest {a  substantial  amount of its assets} [without limit] in municipal  securities below investment {-}grade to seek higher  income,  the Fund's  credit  risks are  greater  than those of funds  that  buy only  investment-grade  bonds.  A  downgrade  in an  issuer's credit  rating or other  adverse  news  about an issuer  can reduce the market value of that issuer's securities.

|X|   Special  Risks of  Lower-Grade  Securities.  The Fund's credit risks are greater  than  those of  funds  that  buy  only  investment-grade  securities.
Lower-grade debt securities may be subject to greater market  fluctuations and greater risks of loss of income and principal than [

]investment-grade  debt securities.  Securities that are (or that have fallen)
below  investment  grade are  exposed  to a greater  risk that the  issuers of those  securities  might not meet  their  debt  obligations.  These  risks can reduce the Fund's share prices and the income it earns.

      While  investment  grade  securities are subject to risks of non-payment of interest and  principal,  generally,  higher  yielding  lower-grade  bonds,
whether  rated  or  unrated,   have  greater  risks  than   investment   grade
securities.  The  market  for  lower-grade  securities  may  be  less  liquid, especially during times of general economic  distress,  and therefore they may be harder to sell at an acceptable price.

      |X|  Interest  Rate  Risks.  Municipal  securities  are debt  securities that are subject to changes in value when  prevailing  interest  rates change.
When interest rates fall, the values of  already-issued  municipal  securities
generally  rise.   When   prevailing   interest  rates  rise,  the  values  of
already-issued  municipal  securities  generally  fall, and the securities may sell at a discount  from their  face  amount.  The  magnitude  of these  price changes is  generally  greater  for bonds with  longer  maturities.  {The Fund currently  focuses on longer-term  securities to seek higher income.} When the average  maturity  of the  Fund's  portfolio  is longer,  its share  price may fluctuate  more if  interest  rates  change.  Additionally,  the  Fund can buy variable rate  obligations.  When  interest  rates fall[,] the yields of these securities decline.  Callable bonds the Fund buys are more likely to be called when  interest  rates  fall,  and the Fund  might  then have to  reinvest  the proceeds  of the  callable  instrument  in other  securities  that have  lower yields,  reducing its income.  [When  interest rates fall, the income the Fund earns on its investments,  and the Fund's  distributions to shareholders,  may decline.  The Fund currently focuses on longer-term  securities to seek higher income.]

|X|   Borrowing for Leverage.  {As a fundamental  policy,  the} [The] Fund can borrow  from banks in  amounts up to {33 1/3%} [one third of its total  assets
(including the amount  borrowed) less all liabilities and  indebtedness  other than  borrowings.  It may  also  borrow  up to 5%] of  its  total  assets  for
{emergency  purposes  or  to  buy  portfolio  securities,   and  this  use  of
"leverage"}  [temporary  purposes from any person.  This use of leverage] will subject the Fund to greater  costs than funds that do not borrow for leverage, and may also  make  the  {Fund's}  [Fund's]  share  price  more  sensitive  to interest  rate  changes.  [The  interest on borrowed  money is an expense that might reduce the Fund's yield.]

      |X|   Risks  of  Using   Derivative   Investments.   The  Fund  can  use
derivatives to seek  increased  returns or to try to hedge  investment  risks.
In general  terms,  a derivative  investment is an investment  contract  whose value  depends  on (or is  derived  from)  the value of an  underlying  asset, interest  rate or index.  Options,  futures,  "inverse  floaters" and variable rate obligations are examples of derivatives the Fund may use.

      If the issuer of the derivative  investment does not pay the amount due, the Fund can lose money on its  investment.  Also, the underlying  security or investment on which the derivative is based,  and the derivative  itself,  may not perform the way the Manager expected it to perform.  If that happens,  the
Fund will get less income than expected or its share price could  decline.  To try to  preserve  capital,  the Fund has  limits on the  amount of  particular types of  derivatives it can hold.  However,  using  derivatives  can increase the  volatility  of the Fund's share prices.  Also,  some  derivatives  may be illiquid,  making  it  difficult  for  the  Fund to sell  them  quickly  at an acceptable price.

      Inverse  Floaters  Have  Special  Risks.  Variable  rate bonds  known as
"inverse  floaters" pay interest at rates that move in the opposite  direction of yields on  short-term  bonds in  response  to market  changes.  As interest rates rise,  inverse  floaters  produce less current income,  and their market value  can  become  volatile.  Inverse  floaters  are a  type  of  "derivative security."  Some  have a "cap,"  so that if  interest  rates  rise  above  the
"cap," the security  pays  additional  interest  income.  If rates do not rise above the  "cap," the Fund will have paid an  additional  amount for a feature that  proves  worthless.  The Fund will not invest  more than 35% of its total assets in inverse floaters.

How Risky Is the Fund Overall?  The risks  described above  collectively  form the  overall  risk  profile of the Fund and can affect the value of the Fund's investments,  its investment  performance and the prices of its shares.  These risks mean that you can lose money by investing  in the Fund.  When you redeem your  shares,  they may be worth  more or less  than  what you paid for  them.
There is no assurance that the Fund will achieve its objectives.

      The  value of the  Fund's  investments  will  change  over time due to a number of factors.  They  include  changes in general  bond market  movements, changes in values of particular  bonds because of events affecting the issuer, changes in interest  rates that can affect bond prices  overall and changes in perceptions  about the high-yield  market among investors.  Also,  defaults by issuers of  lower-grade  securities  could reduce the Fund's  income and share prices.  These changes can affect the value of the Fund's  investments and its prices  per share.  In the  {OppenheimerFunds'}  [OppenheimerFunds]  spectrum, the Fund is likely to be more  volatile  and has more  risks  than  funds that focus on investing in investment grade {municipal} bonds.

      An  investment  in the Fund is not a  deposit  of any  bank,  and is not insured or  guaranteed by the Federal  Deposit  Insurance  Corporation  or any
other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing {changes in} the {Fund's} [Fund's] performance (for its
Class A shares) from year to year for the full calendar years since the
Fund's inception {(10/1/93)} and by showing [changes in] how the average annual total returns of the Fund's shares[, both before and after taxes,]
compare to those of a broad-based market index. [

]The {Fund's performance is shown for the periods when the Fund invested primarily in investment grade Florida municipal securities} [after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary.  In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation].  The
Fund's past investment performance[, both before and after taxes,] is not necessarily an indication of how the Fund will perform in the future.

{[See Appendix for Bar Chart Data]} [Annual Total Returns (Class A) (as of
12/31 each year)]

{For the period from 1/1/00 through 9/30/00, the cumulative return (not annualized) for Class A shares was 6.47%. Sales charges }[[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes] are not included in the calculations of return in this bar chart, and if those charges [and taxes] were included, the returns
{would} [may] be less than those shown.

[For the period from 1/1/02 through 9/30/02, the cumulative return (not annualized) before taxes for Class A shares was 5.26%.]  During the period shown in the bar chart, the highest return (not annualized) [before taxes]
for a calendar quarter was 7.65% {(1Q'95)}[(1st Qtr 95)] and the lowest return (not annualized) [before taxes] for a calendar quarter was -6.62%
{(1Q'94)}[(1st Qtr 94)].

---------------------------------------------------------------------------------
Average Annual Total Returns
for the periods {ending              1 Year         5 Years       10 Years (or
December 31, 1999                                                Life of Class,
                                                                    if Less)

1 Year

5 Years
(or life of class, if less)

10 Years
(or life of class, if less)
Class A Shares (Inception
10/1/93)
-9.59%
5.04%
3.40%} [ended December 31, 2001
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A Shares (inception
10/1/93)                             0.23%           4.04%            4.50%
Return before taxes                  0.23%           4.03%            4.49%
Return after taxes on
distributions                        2.18%           4.24%           4.63%]
Return after taxes on
distributions and sale of fund
shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index [(reflects no deduction        5.13%           5.98%           5.68%1
for fees, expenses or taxes)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares (inception            -0.56%          3.93%            4.56%
10/1/93)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares (inception            3.45%           4.25%            4.79%
8/29/95)
---------------------------------------------------------------------------------
1 From 9/30/93.]{(from 9/30/93)
-2.06%
6.91%
4.83%
Class B Shares (Inception 10/1/93)

-10.37%
4.94%
3.48% Class C Shares (Inception
8/29/95)

-6.70%
3.70%
N/A }
The  Fund's  average  annual  total  returns  [in  the  table]  include  {the}
applicable  sales  {charge}  [charges]:  for  Class A  [shares],  the  current maximum initial sales charge of 4.75%; for Class B [shares],  the {applicable}
contingent  deferred  sales charges of 5% (1-year) and 2%  (5[-]years);  [and]
for Class C [shares],  the 1% contingent  deferred sales charge for the 1-year period.  [Because  Class B shares  convert  to Class A shares 72 months  after purchase, Class B "life-of-class"  performance does not include the contingent deferred  sales  charge and uses  Class A  performance  for the  period  after
conversion.   The  Fund's]  {The  }  returns  measure  the  performance  of  a
hypothetical   account  and  assume  that  all  dividends  and  capital  gains
distributions   have  been  reinvested  in  additional  shares.  The  {Fund's}
performance  [of the Fund's Class A shares] is compared to the Lehman Brothers
Municipal Bond Index, an unmanaged index of a broad range of investment  grade municipal bonds that is a measure of the performance of the general  municipal bond  market.  {Index  performance  does not  consider  the effects of capital gains or transaction costs.} [The index performance  includes the reinvestment of income but does not reflect  transaction  costs. The Fund's investments may vary from those in the index.]

Fees and Expenses of the Fund

      [The  following  tables  are meant to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.] The Fund pays a variety of expenses  directly for management of its assets,  administration, distribution of its shares and other  services.  Those expenses are subtracted from the Fund's  assets to  calculate  the Fund's net asset  values per share.
All  shareholders  therefore pay those expenses  indirectly.  Shareholders pay other  expenses  directly,  such as  sales  charges  and  account  transaction charges.  {The following  tables are meant to help you understand the fees and expenses  you may pay if you buy and hold  shares of the  Fund.}  The  numbers below are based on the Fund's  expenses  during its fiscal year ended July 31,
{2000} [2002].

Shareholder Fees (charges paid directly from your investment):

---------------------------------------------------------------------------------
                                  Class A Shares  Class B Shares  Class C Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum  Sales  Charge  (Load) on        [               [              [
purchases  (as  a %  of  offering     ]4.75%           ]None          ]None
price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum   Deferred  Sales  Charge        [               [              [
(Load)  (as % of the lower of the     ]None1           ]5%2            ]1%3
original    offering   price   or
redemption proceeds)
---------------------------------------------------------------------------------
1.  A 1%  contingent  deferred  sales  charge  may  apply  to  redemptions  of
investments   of  $1  million  or  more  of  Class  A  shares.   See  "How  to
Buy Shares" for details.
2.    Applies to  redemptions  in first year after  purchase.  The  contingent deferred  sales charge  declines to 1% in the sixth year and is  eliminated after that.
3.    Applies to shares redeemed within twelve (12) months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

---------------------------------------------------------------------------------
[                              ]Class A [Shares ]Class B [Shares   ]Class C {
                                                                 }Shares{Shares
                                                                     Shares}
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Management  Fees{* 0.60% 0.60%      0.59%            0.59%           0.59%]
0.60%} [
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Distribution   and/or  Service
(12b-1) Fees{0.14%} [               0.15%           ]0.90%[          ]0.90%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Other   Expenses{0.39%   0.39%
0.39%} [                            0.32%            0.31%           0.31%]
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total     Annual     Operating      1.06%            1.80%            1.80%
Expenses  {1.13% 1.89% 1.89% *
The  management  fee  expenses
in the table} [
---------------------------------------------------------------------------------
Expenses  may vary in future  years.  The "Other  Expenses"  include  transfer agent fees,  custodial  fees, and accounting and legal expenses the Fund pays.
"Management  Fees"]  are  based on the fees the Fund  would  have  paid if the
Manager had not waived a portion of its fee under a voluntary  undertaking  to the Fund [that was terminated on April 30, 2002].  After the Manager's waiver,
{the actual  management  fee as a percentage  of average  daily net assets was
0.43% for each  class of shares.  The  Manager  can  withdraw  that  voluntary waiver at any  time}["Management  Fees" and "Total Annual Operating  Expenses"
were  0.56% and 1.03% for Class A shares,  0.56% and 1.77% for Class B shares, and  0.56%  and 1.77% for  Class C  shares,  respectively].  The  service  fee payable  under the 12b-1  plans for each class of shares is a maximum of 0.25%
(currently  set by the Board at 0.15%) of  average  annual  net  assets of the class.  [Effective  October 1, 2001,  the Transfer Agent agreed to a voluntary undertaking  with the Fund to  limit]  {Expenses  may  vary in  future  years.
"Other  Expenses"   include}   transfer  agent  fees{,   custodial  fees,  and
accounting  and legal  expenses the Fund pays.} [to 0.35% of average daily net assets per fiscal year for all classes of shares.  For the Fund's  fiscal year ended July 31,  2002,  the  transfer  agent  fees did not  exceed the  expense limitation  described  above.  The voluntary  waivers  described  above may be amended or withdrawn at any time.]

Examples.  The  following  examples  are intended to help you compare the cost of investing  in the Fund with the cost of  investing  in other mutual  funds.
The examples  assume that you invest  $10,000 in a class of shares of the Fund
for  the  time  periods   indicated,   and   reinvest   your   dividends   and
distributions.

      The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  you keep your  shares.  Both examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your  actual  costs may be higher  or  lower  because  expenses  will  vary  over  time.  Based  on these assumptions your expenses would be as follows:

---------------------------------------------------------------------------------
If shares are redeemed:     1 year      3 years      5 years      10 {years1}
                                                                    [years]
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A Shares             {$585          $796        $1,032        $1,708]
                             $817
                            $1,068
                            $1,784}
                             [$578
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                           {$692
                             $894
                            $1,221
                            $1,832}
Class B Shares               [$683        $866        $1,175        $1,7431]
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Shares             {$292          $566         $975         $2,116]
                             $594
                            $1,021
                            $2,212}
                             [$283
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
If    shares    are   not   1 year      3 years      5 years      10 {years1}
redeemed:                                                           [years]
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A Shares             {$585          $796        $1,032        $1,708]
                             $817
                            $1,068
                            $1,784}
                             [$578
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                           {$192
                             $594
                            $1,021
                            $1,832}
Class B Shares               [$183        $566         $975         $1,7431]
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Shares             {$192          $566         $975         $2,116]
                             $594
                            $1,021
                            $2,212}
                             [$183
---------------------------------------------------------------------------------
{
}In the first example,  expenses  include the initial sales charge for Class A and the applicable  Class B or Class C contingent  deferred sales charges.  In the second example,  the Class A expenses include the sales charge,  but Class
B and Class C expenses do not include contingent deferred sales charges.
1. Class B  {expense}  [expenses]  for years 7 through 10 are based on Class A expenses,  since  Class B shares  automatically  convert  to Class A  [shares]
after {six (6)} [6] years.

About the Fund's Investments

The  Fund's  Principal  Investment  Policies.  The  allocation  of the  Fund's portfolio among  different  types of investments  will vary over time based on the Manager's  evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different  types of investments  described below.

      The Manager  tries to reduce risks by carefully  researching  securities before  they are  purchased.  The Fund  attempts  to reduce  its  exposure  to market  risks by  diversifying  its  investments,  that is,  by not  holding a substantial  amount of  securities  of any one issuer and by not investing too great a percentage  of the Fund's assets in any one issuer.  However,  changes in the overall  market prices of municipal  securities and the income they pay can occur at any time.  The  yield  and share  prices of the Fund will  change daily  based on changes in market  prices of  securities,  interest  rates and market  conditions and in response to other economic events.  The Statement of
Additional  Information  contains more detailed  information  about the Fund's investment policies and risks.

What is A Municipal  Security?  A municipal  security is essentially a loan by the buyer to the issuer of the security.  The issuer  promises to pay back the principal  amount of the loan and normally  pay  interest  exempt from federal individual income taxes.

      |X|  Municipal  Securities.  The Fund buys  municipal  bonds and  notes, tax[-]exempt  commercial  paper,  certificates of  participation  in municipal leases  and other  debt  obligations.  These  debt  obligations  are issued by state  governments,  as well as their political  subdivisions (such as cities, towns and  counties),  and their agencies and  authorities.  The Fund can also buy  securities  issued  by  the  District  of  Columbia,  any  commonwealths,
territories  or  possessions  of  the  United  States,   or  their  respective
agencies,  instrumentalities  or  authorities,  if the  interest  paid  on the security  is not subject to federal  individual  income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

      Municipal  securities  are issued to raise money for a variety of public
or  private  purposes,   including   financing  state  or  local  governments,
financing  specific  projects  or  public  facilities.  The  Fund can buy both long-term and short-term  municipal  securities.  Long-term  securities have a
maturity  of  more  than  one  (1)  year.  The  Fund   generally   focuses  on
longer-term securities, to seek higher income.

      The Fund can buy municipal  securities  that are "general  obligations,"
secured by the issuer's pledge of its full faith,  credit and taxing power for the  payment  of  principal  and  interest.  Some  debt  securities,  such  as zero[-]coupon  securities,  do not pay current interest.  Other securities may be subject to calls by the  issuer to redeem the debt or to  prepayment  prior to their stated maturity.  The Fund can {
}also buy "revenue  obligations,"  payable only from the revenues derived from a  particular  facility or class of  facilities,  or a specific  excise tax or other revenue source.  Some of these revenue  obligations are private activity bonds  that  pay  interest  that  may be a tax  preference  [item  subject  to alternative  minimum  taxation] for investors  subject to federal  alternative minimum tax.

      |X|  Municipal  Lease  Obligations.  Municipal  leases are used by state
and  local  governments  to  obtain  funds  to  acquire  land,   equipment  or
facilities.  The  Fund  can  invest  in  certificates  of  participation  that represent a  proportionate  interest in payments  made under  municipal  lease obligations.  Most  municipal  leases,  while secured by the leased  property, are not general  obligations of the issuing  municipality.  They often contain
"non-appropriation"  clauses that provide that the municipal government has no obligation to make lease or installment  payments in future years unless money is appropriated on a yearly basis.

      If the  government  stops  making  payments  or  transfers  its  payment obligations to a private  entity,  the  obligation  could lose value or become taxable.  Some  lease  obligations  might not have an active  trading  market, making it difficult for the Fund to sell them quickly at an acceptable price.

      |X| Floating  Rate/Variable Rate Obligations.  Some municipal securities have variable or floating  interest  rates.  Variable  rates are adjustable at
stated  periodic   intervals.   Floating  rates  are  automatically   adjusted
according  to a  specified  market  rate  for  such  investments,  such as the percentage  of the  prime  rate of a bank,  or the  ninety-one  (91)  day U.S.
Treasury  Bill rate.  These  obligations  may be  secured  by bank  letters of credit or other credit support arrangements.

      |X| Ratings of Municipal  Securities  the Fund Buys.  The Fund  {mainly}
buys  lower-grade,  high-yield  municipal  securities  to  seek  high  current income.  There are no limits on the  amount of the Fund's  assets  that can be invested  in debt  securities  below  investment  grade.  Securities  that are rated below  "investment  grade" are those  rated  below "Baa" by Moody's,  or lower than {"BBB"}["BBB"] by Standard & Poor's Rating Services,  or comparable ratings by other  nationally  recognized  rating  organizations.  The Fund can invest in securities  rated as low as "C" or "D" or which may be in default at the time the Fund buys them.  Rating categories are described in the Statement of  Additional  Information.  If a security  the Fund buys is not  rated,  the
Manager  will  use its  judgment  to  assign  a  rating  that it  believes  is comparable  to that of a rating  organization.  [If a rating of a security  is reduced  after the Fund buys it,  the Fund is not  required  automatically  to
dispose  of  that   security.   However,   the  Manager  will  evaluate  those
securities to determine whether to keep them in the Fund's portfolio.]

      The  Manager  relies  to some  extent on credit  ratings  by  nationally recognized  rating  agencies  in  evaluating  the  credit  risk of  securities selected  for  the  Fund's  portfolio.  It also  uses  its  own  research  and analysis.  Many factors  affect an issuer's  ability to make timely  payments, and the credit  risks of a  particular  security  may change  over time.  If a rating of a  security  is  reduced  after  the Fund  buys it,  the Fund is not required  automatically  to dispose of that  security.  However,  the  Manager will  evaluate  those  securities  to  determine  whether  to keep them in the
Fund's portfolio.

      The Fund can  invest a  significant  portion  of its  assets in  unrated securities.  Some of these unrated  securities  may not have an active trading market,  which means that the {fund} [Fund] might have difficulty valuing them and selling them promptly at an acceptable price.

      |X| Can  the  Fund's  Investment  Objective  and  Policies  Change?  The
Fund's  Board  of  Trustees  can  change   non-fundamental   policies  without
shareholder  approval,  although  significant  changes  will be  described  in
amendments  to  this  Prospectus.   Fundamental  policies  cannot  be  changed
without the approval of a majority of the Fund's  outstanding  voting  shares.
The Fund's  investment  objective is a fundamental  policy.  Other  investment restrictions  that are  fundamental  policies  are listed in the  Statement of
Additional  Information.  An investment policy or technique is not fundamental unless this  Prospectus or the Statement of Additional  Information  says that it is.

Other  Investment  Strategies.  To seek its  objective,  the Fund can also use the investment  techniques and strategies  described  below. The Manager might not  always  use all of the  different  types of  techniques  and  investments described below.  These techniques  involve risks,  although some are designed to help reduce investment or market risk.

      |X|  "When-Issued"  and "Delayed  Delivery"  Transactions.  The Fund can
purchase  municipal  securities on a  "when-issued"  basis and can purchase or sell such securities on a "delayed  delivery" basis.  Between the purchase and settlement,  no payment is made for the  security  and no interest  accrues to the  buyer  from  the  investment.  There is a risk of loss to the Fund if the value of the security declines prior to the settlement date.

      |X| Puts and  Stand-By  Commitments.  The  Fund  can  acquire  "stand-by commitments" or "puts" with respect to municipal  securities.  The investments give the Fund the  right to sell  securities  at a set  price on demand to the issuing  broker-dealer  or bank.  However,  a security having this feature may have a lower  interest  rate.  The Fund will acquire  stand-by  commitments or puts solely to enhance portfolio liquidity.

      |X|  Illiquid and  Restricted  Securities.  Investments  may be illiquid because  they do not have an active  trading  market,  making it  difficult to value them or dispose of them  promptly  at an  acceptable  price.  Restricted securities  may have terms that limit their  resale to other  investors or may require  registration  under federal  securities  laws before they can be sold publicly.  The Fund  will  not  invest  more  than  15% of its net  assets  in illiquid  securities  and  cannot  invest  more than 10% of its net  assets in restricted  securities.  Those limits include  unrated or illiquid  tax-exempt municipal  leases  that  cannot  make up  more  than  5% of the  Fund's  [net]
assets.  Certain  restricted  securities  that  are  eligible  for  resale  to qualified  institutional  purchasers may not be subject to the 10% limit.  The
Manager  monitors  holdings  of  illiquid  securities  on an ongoing  basis to determine whether to sell any holdings to maintain adequate liquidity.

{Borrowing  for  Investment  Leverage.  The Fund can borrow  money to purchase
additional   securities,   a  technique   referred  to  as  "leverage."  As  a
fundamental  policy, the Fund's borrowing for investment purposes must be from banks and is limited to not more than 33 1/3% of the Fund's total assets.  The interest on borrowed money is an expense that might reduce the Fund's yield.}

      |X| Hedging.  The Fund can purchase and sell futures contracts,  put and call  options,  and enter into interest  rate swap  agreements.  These are all
referred  to  as  "hedging   instruments."  The  Fund  does  not  use  hedging
instruments for speculative  purposes,  and has limits on its use of them. The
Fund does not use  hedging  instruments  to a  substantial  degree  and is not required to use them in seeking its goal.

      Hedging  involves  risks.  If the Manager uses a hedging  instrument  at the wrong time or judges  market  conditions  incorrectly,  the hedge might be unsuccessful  and the strategy could reduce the Fund's return.  The Fund could also  experience  losses if the prices of its futures  and  options  positions were not correlated with its other  investments or if it could not close out a position because of an illiquid market for the future or option.

      |X| Other Derivatives.          The Fund can invest in other  derivative
securities  that  pay  interest  that  depends  on the  change  in value of an underlying  asset,  interest rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices.

      Interest  rate  swaps are  subject  to credit  risks and  interest  rate risks.  The Fund  could be  obligated  to pay more  under its swap  agreements than it receives  under them, as a result of interest  rate changes.  The Fund cannot enter into swaps with respect to more than 25% of its total assets.

[Portfolio  Turnover.  The Fund may  engage in  short-term  trading  to try to achieve its objective.  While portfolio  turnover can affect transaction costs the Fund pays,  in most cases the Fund does not pay brokerage  commissions  on debt securities it buys. If the Fund realizes  capital gains when it sells its portfolio investments,  it generally must pay those gains out to shareholders, increasing their taxable distributions.  The Financial Highlights table at the end of this  Prospectus  shows the  Fund's  portfolio  turnover  rates  during recent prior fiscal years.

Temporary  Defensive  and Interim  Investments.  In times of unstable  adverse market or economic conditions,  the] {Temporary Defensive  Investments.  The }
Fund  can  invest  up to 100%  of its  total  assets  in  temporary  defensive
investments   {during  periods  of  unusual  market   conditions}   [that  are
inconsistent  with the Fund's  principal  investment  strategies].  Generally, the Fund's defensive investments will be short-term municipal securities,  but
could  be  U.S.   government   securities  or   highly-rated   corporate  debt
securities.  The income from some temporary  defensive  investments  might not be tax-exempt,  and therefore when making those investments the Fund might not achieve its objective.

      Under normal  market  conditions,  the Fund can also hold these types of investments  for cash management  purposes  pending the investment of proceeds from the sale of Fund shares or portfolio  securities  or to meet  anticipated redemptions of Fund shares.

How the Fund is Managed

The  Manager.  The  Manager  chooses  the Fund's  investments  and handles its day-to-day  business.  The  Manager  carries  out its  duties,  subject to the policies established by the Board of Trustees, [
]under  an   investment   advisory   agreement   that  states  the   Manager's
responsibilities.  The  agreement  sets the fees the Fund pays to the  Manager and describes the expenses that the Fund is  responsible to pay to conduct its business.

      The Manager has operated as an  investment  advisor  since January 1960.
The Manager  {(including  subsidiaries)}  [and its subsidiaries and controlled affiliates]  managed more than {$125} [$120]  billion in assets as of {October
31, 2000} [September 30, 2002],  including other  Oppenheimer  funds with more than {5} [7]  million  shareholder  accounts.  The Manager is located at {6803
South Tucson Way,  Englewood,  Colorado 80112.} [498 Seventh Avenue, New York,
New York 10018.]

      |X|  {Portfolio  Manager.  The Fund is  managed  by Ronald H.  Fielding, portfolio  manager and Vice  President of the Fund and}  [Portfolio  Managers.
Ronald H. Fielding and Anthony A. Tanner became Vice  Presidents and portfolio managers  of the Fund on  January 1, 1999.  They are the  persons  principally responsible  for  the  day-to-day  management  of the  Fund's  portfolio.  Mr.
Fielding is a] Senior Vice  President {of the Manager  (since  January  1996).
Anthony A. Tanner is the  assistant  portfolio  manager and} [and  Chairman of the  Rochester  Division  of the  Manager.  He also  serves as an officer  and portfolio  manager  for  other  Oppenheimer  funds.  Mr.  Tanner  is]  a  Vice
President of the [Manager's  Rochester  Division and ]{Manager  (since January
1996).

Mr.  Fielding has been  Chairman of the  Manager's  Rochester  Division  since
January 4, 1996,  prior to which he had been  President of  Rochester  Capital
Advisors.  Mr.  Fielding  has  been a  portfolio  manager  of the Fund and Mr.
Tanner has been} an assistant  portfolio manager of {the Fund since October 1,
2001.} [other Oppenheimer funds.

      Prior to joining the Manager in January 1996, Mr.  Fielding was Chairman
and a Director of Rochester  Fund Services,  Inc., a mutual fund  distributor;
and President and Director of Rochester  Capital  Advisors,  Inc. and Fielding
Management Company, Inc., mutual fund investment
advisory  firms  acquired  by the  Manager  in 1996.  He was also a  portfolio manager  for  several  mutual  funds.  Prior to joining the Manager in January
1996,] Mr. Tanner was Vice President of Research {of} [for] Rochester  Capital
Advisors  {from 1994 to 1996.  Messrs.  Fielding  and Tanner  serve in similar capacities  for other  Oppenheimer  funds.}[,  Inc.  and  Fielding  Management
Company, Inc.]

      |X| Advisory Fees.  Under the investment  advisory  agreement,  the Fund pays the  Manager  an  advisory  fee at an annual  rate that  declines  as the
Fund's  assets  grow:  0.60% of the first $200  million of average  annual net assets, 0.55% of the next $100 million,  0.50% of the next $200 million, 0.45%
of the next  $250  million,  0.40%  of the next  $250  million,  and  0.35% of average  annual net  assets in excess of $1  billion.  The  Fund's  management fees for its last  fiscal  year ended July 31,  {2000,}  [2002,]  was  {0.43%}
[0.59%]  of average  annual  net  assets for each class of shares  {(}[(0.56%]
after the Manager's  waiver of a portion of its fee[,  which was terminated on
April 30, 2002). ]{). }

{ABOUT YOUR ACCOUNT} [ABOUT your account]

How to Buy Shares

{How Do You Buy Shares?} You can buy shares several ways, as described below.
The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the {Fund's}
[Fund's] shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      {"OppenheimerFunds}["OppenheimerFunds] Distributor, {Inc."} [Inc."]
      Mail it to P.O. Box 5270, Denver, Colorado 80217. If you {don't}
      [don't] list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the {Distributor's} [Distributor's]
      Wire Department at {1.800.525.7048} [1.800.225.5677] to notify the
      Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      {shares }[you pay for shares by electronic funds transfers from your bank account. Shares] are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      {"AccountLink,"}["AccountLink,"] below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund {(and up to four (4) other Oppenheimer funds)} automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset
      Builder Application and the Statement of Additional Information.

{How Much Must You Invest? You} [WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST?
In most cases, you] can buy Fund shares with a minimum initial investment of
$1,000{. You can} [and] make additional investments at any time with as little as {$25} [$50].  There are reduced {minimum} [minimums available under the following] investments under special investment plans{.}[:]
o     {With Asset Builder Plans, Automatic Exchange Plans and military allotment plans, you can make initial and} [By using an Asset Builder
      Plan or Automatic Exchange Plan (details are in the Statement of
      Additional Information), or government allotment plan, you can make
      ]subsequent investments {for as little as $25. You can make additional purchases of at least $25 by telephone through AccountLink.}[(after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November
      1, 2002, the minimum additional investment will remain $25.]
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
      Distributor.

{At What Price Are Shares Sold} [AT WHAT PRICE ARE SHARES SOLD]? Shares are
sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in {Denver,} Colorado, or after any agent appointed by the
Distributor receives the order {and sends it to the Distributor}.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the
      Exchange is open for trading (referred to in this Prospectus as a
      {"regular}["regular] business {day")} [day")]. The Exchange normally closes at 4:00 P.M., {New York} [Eastern] time, but may close earlier on some days. All references to time in this Prospectus mean {"New York time".}["Eastern time."]

      The net asset value per share is determined by dividing the value of the {Fund's} [Fund's] net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the {Fund's} [Fund's] Board of Trustees has established procedures to value the {Fund's} [Fund's] securities, in general[,]
      based on market value. The Board has adopted special procedures for valuing illiquid [and restricted] securities and obligations for which market values cannot be readily obtained.

      [If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.]

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time {of day} The New York Stock Exchange closes that day.
      If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received. {Shares purchased for your account through AccountLink normally will be purchased two (2) business days after the regular business day on which you instructed the
      Distributor to initiate the ACH transfer to buy the shares.
}
Buying Through a Dealer. {Your} [If you buy shares through a dealer, your]
      dealer must receive the order by the close of The New York Stock
      Exchange and transmit it to the Distributor so that it is received before the {Distributor's} [Distributor's] close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price[, unless your dealer has made alternative arrangements with the Distributor]. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
{What Classes of Shares Does the Fund Offer} [WHAT CLASSES OF SHARES DOES THE
FUND OFFER]? The Fund offers investors three {(3)} different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in {"How}["How] Can You Buy Class A Shares?{"} ["] below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within {six (6)} [6] years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in {"How}["How] Can You Buy Class B Shares?{"} ["] below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within {twelve (12)} [12] months of buying them, you will normally pay a contingent deferred sales charge of {1%}
      [1.0%], as described in {"How}["How] Can You Buy Class C Shares?{"
      below.} [" below.]
------------------------------------------------------------------------------

{Which Class of Shares Should You Choose} [WHICH CLASS OF SHARES SHOULD YOU
CHOOSE]? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor.
Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The {Fund's}
[Fund's] operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each {investor's} [investor's] financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the {effect} [effects] of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six
      {(6)} years), you should probably consider purchasing Class A or Class
      C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six
      {(6)} years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class
      C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class
      C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one {(1)} year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six {(6)} years, Class
      C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need access to your money for seven {(7)} years or more,  Class B shares may be appropriate.

{Of  course,  these  examples  are based on  approximations  of the  effect of current  sales  charges and  expenses  projected  over time,  and do not detail all of the  considerations  in  selecting a class of shares.  You should  analyze  your  options  carefully  with your  financial  advisor before making that choice.}

Are There  Differences  in Account  Features  That Matter to You? Some account
      features   may  not  be   available  to  Class  B  {or}  [and]  Class  C
      shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred sales charge) for Class B {or} [and]
      Class C shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account  before  deciding  which  class of shares to buy. [

      ]Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and
      Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are {not} [only]
      available {for} [on] Class {B and Class C} [A] shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Also, checkwriting {privileges are not available for Class B or Class C shares.} [is not available on accounts subject to a contingent deferred sales charge.]

{How Does It Affect Payments to My} [How Do Share Classes Affect Payments to
      Your] Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. {

}The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

{Special Sales Charge Arrangements and Waivers} [SPECIAL SALES CHARGE
ARRANGEMENTS AND WAIVERS]. Appendix C to the Statement of Additional
Information details the conditions for the waiver of sales charges that apply in certain cases{,} and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, {or under specified retirement plan arrangements} or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that {the special conditions apply.} [a special condition applies.]

{How Can You Buy Class A Shares} [HOW CAN YOU BUY CLASS A SHARES]? Class A
shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.
Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 -----------------------

 ------------------------------------------------------------------------------
 [Amount of Purchase     ]Front-End Sales  Front-End Sales   Concession As ]
                         {Front-End Sales
                         Concession As a   Charge As a]      {Amount of
                         ----------------- {Percentage of}   Purchase
                         Charge As a}      Percentage of     Offering Price
                         Charge As a [     Net               Amount Invested}
                         ]Percentage of    {Offering}        [Percentage of
                         [Offering Price   [Amount Invested  Offering ]Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 {                            ]4.75%[           ]4.98%[           ]4.00%
 }Less than $50,000[
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 {
 }$50,000 or more but
 {4.50% 4.71% 4.00%}          [4.50%             4.71%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 ]$100,000 or more but
 {3.50% 3.63% 3.00%}          [3.50%             3.63%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 ]$250,000 or more but
 {2.50% 2.56% 2.25%}          [2.50%             2.56%             2.25%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 ]$500,000 or more but        [2.00%             2.04%             1.80%
 {2.00% 2.04% 1.80%}
 less than $1 million
 ------------------------------------------------------------------------------
] {Class A Contingent Deferred Sales Charge.  There is no initial sales charge on  purchases  of Class A shares of any one or more of the  Oppenheimer  funds aggregating  $1  million  or more.  The  Distributor  pays  dealers  of record concessions  in an amount  equal to 0.50% of  purchases  of $1 million or more other than by retirement accounts. }
{That concession will be paid only on purchases that were not previously subject to a front-end sales charge and dealer concession.

If you redeem any of those shares within eighteen (18) months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original net asset value of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

How Can You Reduce Sales Charges in Buying Class A Shares} [Can You Reduce
      Class A Sales Charges]? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the
      Statement of Additional Information.

[Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more (other than purchases by retirement plans, which are not permitted in the Fund). That concession will be paid only on purchases that were not previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within a 24 month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES] {How Can You Buy Class B Shares}? Class B
shares are sold at net asset value per share without an initial sales charge.
However, if Class B shares are redeemed within six {(6) years }[years from the beginning of the calendar month] of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of [Month in      ]Contingent Deferred Sales Charge [on]
                                        {Month in which Purchase On}
                                        Redemptions in That Year
Which Purchase Order was Accepted       {
                                        Order Was Accepted}(As % of Amount
                                        Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
{                                       ]5.0%
}0 - {-}1[
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
{                                       ]4.0%
}1 - {-}2[
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
{                                       ]3.0%
}2 - {-}3[
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
{                                       ]3.0%
}3 - {-}4[
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
{                                       ]2.0%
}4 - {-}5[
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
{                                       ]1.0%
}5 - {-}6[
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[More than 6                            ] {6 and following} None
--------------------------------------------------------------------------------
{
}In the table, a  {"year"}["year"]  is a {twelve (12)} [12-]month  period.  In applying the [contingent  deferred] sales charge, all purchases are considered to have been made on the first regular  business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares {seventy-two (72)} [72] months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class
      B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When [any] Class B shares [that] you hold convert, any other Class B shares that were acquired by {the reinvestment of} [reinvesting] dividends and distributions on the converted shares will also convert to Class A shares. {The} [For further information on the] conversion feature {is subject to the continued availability of a tax ruling described} [and its tax implications, see "Class B Conversion"] in the Statement of Additional
      Information.

How Can {You} [you] Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within {twelve (12) months }[a holding period of 12 months from the beginning of the calendar month] of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class
C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

{Distribution and Service} [DISTRIBUTION AND SERVICE] (12b-1) {Plans} [PLANS].

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to
      0.15% of the average annual net assets of Class A shares of the Fund.
      [The Board of Trustees can increase that fee to 0.25% of average annual net assets without shareholder approval. Shareholders will be notified of any such change.] The Distributor currently uses all of those fees to {compensate} [pay] dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to {compensate} [pay] the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares{.} The
      Distributor also receives a service fee of [up to] 0.15% per year under each plan. [However, the Board of Trustees can increase that fee to
      0.25% of average annual net assets without shareholder approval.
      Shareholders will be notified of any such change.]

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by {up to} 0.90% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an {on-going} [ongoing] basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor pays the 0.15% service fees to dealers in advance for the first year after the shares {were} [are] sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of 3.85% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor retains the Class B asset-based sales charge. [See the
      Statement of Additional Information for exceptions.]

      The Distributor currently pays [a] sales {concessions} [concession] of
      0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 0.90% of the purchase price. The
      Distributor {plans to pay} [pays] the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. [See the Statement of Additional
      Information for exceptions.]

Special Investor Services

{AccountLink} [ACCOUNTLINK]. You can use our AccountLink feature to link your
Fund account with an account at a U.S. bank or other financial institution.
It must be an Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or {to} transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.
      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at {1.800.852.8457} [1.800.225.5677].
The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your
{dealer's} [dealer's] settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions [and proper documentation] to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer
Agent signed by all shareholders who own the account.

{PhoneLink} [PHONELINK]. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the {special} PhoneLink number, {1.800.533.3310}
[1.800.225.5677].
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling {1.800.533.3310} [1.800.225.5677]. You must have established AccountLink privileges to link your bank account with the
      Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another {Oppenheimer funds} [OppenheimerFunds] account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to {"How}["How] to Sell
      Shares,{"} ["] below for details.

{Can You Submit Transaction Requests by Fax} [CAN YOU SUBMIT TRANSACTION
REQUESTS BY FAX]? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call
{1.800.525.7048} [1.800.225.5677] for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

{OppenheimerFunds Internet Web Site} [OPPENHEIMERFUNDS INTERNET WEBSITE]. You
can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet {web site, at http://www.oppenheimerfunds.com}
[website, at www.oppenheimerfunds.com]. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that {web site} [website].
To perform account transactions [or obtain account information online], you must first obtain a {personal identification number (PIN) by calling the
Transfer Agent at 1.800.533.3310} [user I.D. and password on that website].
If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at {1.800.525.7048.} [1.800.225.5677.
At times, the website may be inaccessible or its transaction features may be unavailable.]

{Automatic Withdrawal and Exchange Plans} [AUTOMATIC WITHDRAWAL AND EXCHANGE
PLANS]. The Fund has several plans that enable you to sell shares automatically or exchange them to another {Oppenheimer fund}
[OppenheimerFunds] account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

{Reinvestment Privilege.} [REINVESTMENT PRIVILEGE] If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six {(6)}
months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by using the {Fund's} [Fund's]
checkwriting privilege[,] or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at {1.800.525.7048} [1.800.225.5677], for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that [also] require a signature guarantee):
   o  You wish to redeem [more than] $100,000 {or more} and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners[.]

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     {by} a foreign bank that has a U.S. correspondent bank,
o     {by} a U.S. registered dealer or broker in securities, municipal securities or government securities, [or
o     ]{by} a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

[Checkwriting. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500.  Checks written below the stated amount on the check will not be accepted.  However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction] {How Do You
Sell Shares by Mail? Write a letter of instructions} that includes:
   o  Your name
   o  The {Fund's} [Fund's] name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for[           ]{-5270
]requests by mail:
OppenheimerFunds Services                }Send courier or express mail[
P.O. Box 5270                            ]requests to:
{,} Denver{,} Colorado 80217[            OppenheimerFunds Services
                                         10200 E. Girard Avenue, Building D
                                         Denver, Colorado 80231[

HOW DO you SELL SHARES BY TELEPHONE] {How Do You Sell Shares by Telephone}?
You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares {held} under a share certificate by telephone.
   o  To redeem shares through a service representative{, call 1.800.852.8457
   To redeem shares} [or] automatically on PhoneLink, call {1.800.533.3310}
      [1.800.225.5677.]

  Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven{(7)}[-]day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within {thirty
      (30)} [30] days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

{Checkwriting. To write checks against your Fund account, request that privilege on your account Application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.525.7048 to request checkwriting for an account in this
Fund with the same registration as the other account. See the Statement of
Additional Information for terms and conditions applicable to checkwriting.

Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
Checks must be written for at least $100.
Checks cannot be paid if they are written for more than your account value.
Remember: your shares fluctuate in value and you should not write a check close to the total account value.
You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
Don't use your checks if you changed your Fund account number, until you receive new checks.

Can You Sell Shares Through Your Dealer} [CAN YOU SELL SHARES THROUGH your
DEALER]? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

{How Do Contingent Deferred Sales Charges Affect Redemptions?} [HOW
CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.] If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares {you own}, the contingent deferred sales charge will be deducted from [the] redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of
Additional Information{)} and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption {request.}
[request.)]

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   [1.]     shares acquired by reinvestment of dividends and capital gains distributions,
   [2.]     shares held [for] the holding period that applies to the class,
      and
   [3.]     shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you
{exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire} [acquire Class B or Class C] shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund. [If you exchange Class A shares subject to a contingent deferred sales charge of another Oppenheimer fund for Class A shares of this Fund, the 24 month contingent deferred sales charge holding period applicable to Class A shares of this Fund will apply. If you exchange
Class A shares subject to a contingent deferred sales charge holding period of this Fund for Class A shares of another Oppenheimer fund, the holding period of the other Oppenheimer fund will normally apply.]

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven {(7)} days before you can exchange them. After the account is open seven {(7)} days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to {"How}["How] to Exchange {Shares"}
[Shares"] in the Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for
{exchange} [exchanges] in the Statement of Additional Information or obtain one by calling a service representative at {1.800.525.7048} [1.800.225.5677].
That list can change from time to time.

{How Do You Submit Exchange Requests} [HOW DO you SUBMIT EXCHANGE REQUESTS]?
Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the
      {certificate} [certificates] with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative  {at  1.800.852.8457,}  or by using
      PhoneLink   for   automated   exchanges   by  calling   {1.800.533.3310}
      [1.800.225.5677].  Telephone exchanges may be made only between accounts that are  registered  with the same  name(s)  and  address.  Shares held under certificates may not be exchanged by telephone.

{Are There Limitations On Exchanges} [ARE THERE LIMITATIONS ON EXCHANGES]?
There are certain exchange policies you should be aware of:
o     Shares are {normally} redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of
      The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
o     {However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven (7) days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange requests from a "market timer" might require the Fund to sell securities at a disadvantageous time and/or price.Because excessive trading can hurt fund performance and harm shareholders, the
      Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.} [The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the
      Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.]
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, {bur} [but] it may impose changes at any time for emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
[A $12 annual fee is assessed on any account valued at less than $500.  The fee is automatically deducted from accounts annually on or about the second to last business day of September.  See the Statement of
      Additional Information or visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.]
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the {Fund's} [Fund's] best interest to do so.
Telephone {Transaction Privileges} [transaction privileges] for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. [The Fund will provide you notice whenever it is required to do so by applicable law.] If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the
      Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that {can} perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing
      Corporation are responsible for obtaining their {clients'} [clients']
      permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the {Fund's} [Fund's] portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check[,] or through AccountLink {(as elected by the shareholder)}
      within seven {(7)} days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three {(3)}
      business days after redemption.
The Transfer Agent may delay {forwarding a check or processing a payment via
      AccountLink} [processing any type of redemption payment as described under "How to Sell Shares"] for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as
      {ten (10)} [10] days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases[,]
      involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the {Fund's} [Fund's] portfolio.
{"Backup Withholding"}["Backup withholding"] of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report
      [and annual notice of the Fund's privacy policy] to shareholders having the same last name and address on the {Fund's} [Fund's] records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

If you want to receive multiple copies of these materials, you may call the
Transfer Agent at {1.800.525.7048} [1.800.225.5677]. You may also notify the
Transfer Agent in writing. Individual copies of prospectuses {and}[,] reports
[and privacy notices] will be sent to you {within thirty (30)} [commencing
30] days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

{Dividends} [DIVIDENDS]. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net [taxable]
investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly[-]purchased shares until
Federal Funds are available to the Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. {Dividends and }[Additionally, the amount of those dividends and any other] distributions paid on {Class A shares will generally be higher than for} Class B and Class C shares [may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than for Class B and Class C shares], which normally have higher expenses than Class A [shares]. The Fund cannot guarantee that it will pay any dividends or [other] distributions.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in
December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. [There can be no assurance that the Fund will pay any capital gains distributions in a particular year.] Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

{What Are Your Choices for Receiving Distributions} [WHAT CHOICES DO YOU HAVE
FOR RECEIVING DISTRIBUTIONS]? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four {(4)} options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends {and} [or] Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving {dividends} [the other types of distributions] by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

Taxes. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal
{personal} income tax purposes.  {A} [All or a] portion of {a dividend that is} [the dividends paid by the Fund that are] derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the [federal] alternative minimum tax. {If the Fund earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.}

     Dividends and capital gains distributions may be subject to [federal,]
state or local taxes.   {Long-term capital gains are taxable }[Any short-term
capital gain distributions are taxable to you as ordinary income.  Any long-term capital gain distributions are taxable to you] as long-term capital gains {when distributed to shareholders. It does not}[, no] matter how long you have {held your shares. Dividends paid from short-term capital gains are taxable as ordinary income} [owned shares in the Fund.  The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values.  All, or a portion of these gains may be taxable to you as ordinary income rather than capital gains].  Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.[

     ]Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember[,] There May be Taxes on Transactions. {Even though the Fund seeks to distribute tax-exempt income to shareholders} [Because the Fund's share price fluctuates], you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a summary  of  certain  federal  [and  state]
income tax  information  about your  investment.  You should consult with your tax {adviser}  [advisor] about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance {since its inception} [for the past five fiscal years.
Except for October 1, 2001 through July 31, 2002, the Financial Highlights
Table is shown for periods when the Fund invested primarily in investment-grade Florida municipal securities].  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG {LLP,} [LLP,] the
{Fund's} [Fund's] independent auditors, whose report, along with the {Fund's}
[Fund's] financial statements, is included in the Statement of Additional
Information, which is available on request. { The Financial Highlights below are shown for periods when the Fund invested primarily in investment-grade
Florida municipal securities.}

FINANCIAL HIGHLIGHTS

 CLASS A        YEAR ENDED JULY 31,                                   2002         2001        2000          1999       1998
================================================================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period                               $11.25       $10.76      $11.24        $11.62     $11.47
--------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                 .71          .58         .58           .56        .54
 Net realized and unrealized gain (loss)                               .03          .48        (.45)         (.39)       .19
                                                                   -------------------------------------------------------------
 Total from investment operations                                      .74         1.06         .13           .17        .73
--------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                 (.71)        (.57)       (.57)         (.55)      (.58)
 Distributions from net realized gain                                   --           --        (.04)           --         --
                                                                   -------------------------------------------------------------
 Total dividends and/or distributions to shareholders                 (.71)        (.57)       (.61)         (.55)      (.58)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $11.28       $11.25      $10.76        $11.24     $11.62
                                                                   =============================================================

================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                                  6.89%       10.03%       1.28%         1.36%      6.52%

================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                         $193,452      $38,827     $34,050       $35,924    $35,074
--------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                $ 73,877      $36,900     $34,296       $36,532    $32,153
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                                6.61%        5.21%       5.41%         4.78%      4.61%
 Expenses                                                             1.06%        0.87%       1.13%         1.13%      1.15%(3)
 Expenses, net of interest expense, and reduction
 to custodian expenses and/or voluntary waiver of expenses            0.89%        0.78%       0.96%         0.95%      0.96%
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               127%          37%         12%           55%        35%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

 CLASS B        YEAR ENDED JULY 31,                                   2002         2001        2000          1999       1998
================================================================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period                               $11.27       $10.78      $11.26        $11.64     $11.49
--------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                 .63          .49         .50           .47        .46
 Net realized and unrealized gain (loss)                               .02          .48        (.45)         (.39)       .18
                                                                   -------------------------------------------------------------
 Total from investment operations                                      .65          .97         .05           .08        .64
--------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                 (.62)        (.48)       (.49)         (.46)      (.49)
 Distributions from net realized gain                                   --           --        (.04)           --         --
                                                                   -------------------------------------------------------------
 Total dividends and/or distributions to shareholders                 (.62)        (.48)       (.53)         (.46)      (.49)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $11.30       $11.27      $10.78        $11.26     $11.64
                                                                   =============================================================

================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                                  6.07%        9.19%       0.51%         0.60%      5.71%

================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                          $90,547      $20,279     $17,866       $21,524    $19,344
--------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                 $36,100      $18,445     $19,249       $21,648    $17,024
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                                5.85%        4.45%       4.64%         4.02%      3.85%
 Expenses                                                             1.80%        1.62%       1.89%         1.88%      1.91%(3)
 Expenses, net of interest expense, and reduction
 to custodian expenses and/or voluntary waiver of expenses            1.63%        1.53%       1.72%         1.70%      1.72%
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               127%          37%         12%           55%        35%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS  CONTINUED

 CLASS C        YEAR ENDED JULY 31,                                   2002         2001        2000          1999       1998
====================================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period                               $11.24       $10.75      $11.23        $11.61     $11.46
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                 .61          .50         .50           .47        .46
 Net realized and unrealized gain (loss)                               .04          .48        (.45)         (.39)       .18
                                                                   -----------------------------------------------------------------
 Total from investment operations                                      .65          .98         .05           .08        .64
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                 (.62)        (.49)       (.49)         (.46)      (.49)
 Distributions from net realized gain                                   --           --        (.04)           --         --
                                                                   -----------------------------------------------------------------
 Total dividends and/or distributions to shareholders                 (.62)        (.49)       (.53)         (.46)      (.49)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $11.27       $11.24      $10.75        $11.23     $11.61
                                                                   =================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                                  6.09%        9.22%       0.51%         0.60%      5.72%

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                          $49,248       $3,410      $2,442        $3,504     $2,439
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                 $13,453       $2,552      $2,790        $3,260     $1,638
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                                5.88%        4.45%       4.65%         4.02%      3.82%
 Expenses                                                             1.80%        1.62%       1.89%         1.88%      1.91%(3)
 Expenses, net of interest expense, and reduction
 to custodian expenses and/or voluntary waiver of expenses            1.63%        1.53%       1.72%         1.70%      1.72%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               127%          37%         12%           55%        35%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                          Appendix to Prospectus of
                  Oppenheimer Rochester National Municipals

Graphic material included in the Prospectus of Oppenheimer Rochester National
Municipals: “Annual Total Returns (Class A)(% as of 12/31 each year)”: >

A bar chart will be included in the Prospectus of Oppenheimer Rochester National
Municipals (the “Fund”) depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for {each of the four most recent} [the full] calendar years [since the Fund’s inception], without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart:

Calendar                         Oppenheimer Rochester
Year                             National Municipals
Ended                            Class A Shares

12/31/94                            -7.66%
12/31/95                            17.60%
12/31/96                            4.01%
12/31/97                            9.13%
12/31/98                            5.95%
12/31/99                            -5.08%
[12/31/00                           10.83%
12/31/01                            5.23%

INFORMATION AND SERVICES] {Information and Services}

For More Information
{About} [on] Oppenheimer Rochester National Municipals{:}
The following additional information about the
Fund is available without charge upon request:

{Statement of Additional Information
}[STATEMENT OF
ADDITIONAL INFORMATION.] This document includes additional information about the Fund’s investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this
Prospectus).

{Annual and Semi-Annual Reports
}[ANNUAL AND
SEMI-ANNUAL REPORTS.] Additional information about the Fund’s investments and performance is available in the Fund’s Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the
Fund’s performance during its last fiscal year.

How to Get More Information{:}
You can request the
Statement of Additional Information, the Annual and Semi-Annual Reports, [the
notice explaining the Fund’s privacy policy] and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:[                ]Call OppenheimerFunds Services toll-free:
                              {1-800-525-7048

                              }[1.800.CALL.OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
]By Mail:[                    ]Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270[
------------------------------------------------------------------------------
------------------------------------------------------------------------------
]On the Internet:[            ]You can send us a request by e-mail or {
                              }read or down-load documents on the
                              OppenheimerFunds {web site:} [website:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------
]
{http://www.oppenheimerfunds.com
You can also obtain
copies of} [Information about the Fund including] the Statement of
Additional Information {and other Fund documents and reports by visiting}
[can be reviewed and copied at] the SEC’s Public Reference Room in
Washington, D.C. {(Phone 1-800-942-8090) or} [Information on the
operation of the Public Reference Room may be obtained by calling the SEC at
1.202.942.8090. Reports and other information about the Fund are available on] the EDGAR database on the SEC’s Internet {web site at
http://www.sec.gov} [website at www.sec.gov]. Copies
may be obtained after payment of a duplicating fee by electronic request at the
SEC’s e-mail address: publicinfo@sec.gov{.} or by writing to the
SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No one has been
authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus.
This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [[logo]]
OppenheimerFunds Distributor, Inc.
The Fund's SEC File No. {is} 811-5867
{PR0795.001.1001} [PR0795.001.1102]
Printed on recycled paper{.
795PSP_2001)497}

Oppenheimer Pennsylvania Municipal Fund

Prospectus dated November 27, {2001} [2002]

                                          Oppenheimer Pennsylvania Municipal
                                          Fund is a mutual fund.  It seeks
                                          current income exempt from federal
                                          and Pennsylvania personal income
                                          taxes by investing mainly in
                                          municipal securities, while
                                          attempting to preserve capital.
                                             This Prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks.  It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account
                                          features.  Please read this
                                          Prospectus carefully before you
As with all mutual funds, the             invest and keep it for future
Securities and Exchange Commission        reference about your account.
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete.  It is a
criminal offense to represent
otherwise.

                                                                          1234

                                                       [OppenheimerFunds logo]

Contents
            About The Fund
------------------------------------------------------------------------------

            The Fund's Investment Objective and Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            About Your Account
_______________________________________________________________________________

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet {Web Site} [Website]

            How to Sell Shares
            By Mail
            By Telephone
            By Checkwriting

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights
------------------------------------------------------------------------------

About the Fund
------------------------------------------------------------------------------

The Fund's Investment Objective and Strategies

------------------------------------------------------------------------------
What Is The  Fund's  Investment  Objective?  The Fund seeks as high a level of current interest income exempt from federal and  Pennsylvania  personal income taxes as is available from municipal securities,  consistent with preservation of capital.
------------------------------------------------------------------------------

What  Does  the Fund  Invest  In?  The Fund  invests  mainly  in  Pennsylvania municipal  securities that pay interest  exempt from federal and  Pennsylvania personal  income  taxes,  and from the  investment  income  tax of the  school district of Philadelphia.  These securities  primarily include municipal bonds
(which  are debt  obligations  having a  maturity  of more than one {(1)} year when  issued),  municipal  notes  (short-term  obligations),  and interests in municipal  leases.  Most of the  securities  the Fund buys must be "investment grade"  (securities  rated in the four  {(4)}  highest  rating  categories  of
national   rating   organizations,   such  as   Moody's   Investors   Services
("Moody's")),  although  the  Fund  can hold  lower-grade  securities  as well
[(sometimes called "Junk Bonds")].

      Under normal market conditions, the Fund:
      |_| attempts to invest 100% of its assets in municipal securities,
      |_| as a  fundamental  policy,  invests  at least  80% of its  assets in municipal securities, and
      |_| [as a fundamental  policy] invests at least 80% of its {total assets
         }[net  assets  (plus   borrowings   for   investment   purposes)]  in
         Pennsylvania  municipal  securities.  [This includes  securities that generate income subject to the alternative  minimum tax, as discussed below.]

      The Fund does not limit its  investments  to  securities of a particular maturity range, and may hold both short- and long- term  securities.  However, it currently  focuses on longer-term  securities to seek higher yields.  These investments  are more  fully  explained  in "About  the  Fund's  Investments,"
below.

      |X| How Do the  Portfolio  Managers  Decide  What  Securities  to Buy or
Sell?  In selecting  securities  for the Fund,  the  portfolio  managers  look primarily throughout  Pennsylvania for municipal securities using a variety of factors  that may  change  over  time and may vary in  particular  cases.  The portfolio managers currently look for:
            |_|  Securities that provide high current income
|_|   A wide  range of  securities  of  different  issuers  within  the state, including different agencies and municipalities, to spread risk
|_|   Securities having favorable credit characteristics
|_|   Special situations that provide opportunities for value
|_|   Unrated bonds that might provide high income
|_|   Securities  of  smaller  issuers  that  might  be  overlooked  by  other investors and funds
|_|   [Special  situations  of higher rated bonds that  provide  opportunities for above average income with limited volatility.
|_|   Buying  issues  across a wide range of  municipal  sectors,  coupons and revenue sources.]

Who Is the Fund  Designed For? The Fund is designed for  individual  investors who are seeking income exempt from federal and  Pennsylvania  personal  income taxes.  The Fund does not seek capital gains or growth.  Because it invests in tax-exempt  securities,  the  Fund  is not  appropriate  for  retirement  plan accounts or for investors  seeking capital growth.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All investments  have risks to some degree.  The Fund's  investments are subject to changes in their value from a number of factors,  described  below.
There is also the risk that poor security  selection by the Fund's  investment
Manager,  OppenheimerFunds,  Inc., will cause the Fund to  underperform  other funds having a similar objective.

      These  risks  collectively  form  the risk  profile  of the Fund and can affect the value of the Fund's investments,  its investment  performance,  and the  prices  of its  shares.  These  risks  mean  that you can  lose  money by investing  in the Fund.  When you redeem your  shares,  they may be worth more or less  than  what you paid for  them.  There is no  assurance  that the Fund will achieve its objective.

      |X| Credit  Risk.  Municipal  securities  are  subject  to credit  risk.
Credit  risk is the risk that the  issuer of a  municipal  security  might not make  interest and  principal  payments on the security as they become due. If the issuer fails to pay interest,  the Fund's income may be reduced and if the issuer fails to repay principal,  the value of that security and of the Fund's shares  may be  reduced.  Because  the Fund can  invest  as much as 25% of its assets in municipal  securities  below investment grade to seek higher income, the  Fund's  credit  risks  are  greater  than  those of  funds  that buy only investment-grade  bonds.  A downgrade  in an issuer's  credit  rating or other adverse  news about an issuer can  reduce  the market  value of that  issuer's securities.

      |X|  Interest  Rate  Risks.  Municipal  securities  are debt  securities that are subject to changes in value when  prevailing  interest  rates change.
When interest rates fall, the values of  already-issued  municipal  securities
generally  rise.   When   prevailing   interest  rates  rise,  the  values  of
already-issued  municipal  securities  generally  fall, and the securities may sell at a discount  from their  face  amount.  The  magnitude  of these  price changes is  generally  greater  for bonds  with  longer  maturities.  The Fund currently  focuses on longer-term  securities to seek higher income.  Callable bonds the Fund buys are more  likely to be called  when  interest  rates fall, and the  Fund  might  then  have to  reinvest  the  proceeds  of the  callable instrument in other securities that have lower yields, reducing its income.

      |X| Risks of  Non-Diversification.  The Fund is "non-diversified."  That means that  compared  to funds that are  diversified,  it can invest a greater portion of its assets in the  securities  of one issuer,  such as bonds issued by the Commonwealth of Pennsylvania.  Having a higher percentage of its assets invested in the securities of fewer issuers,  particularly  government issuers of one state, could result in greater  fluctuations of the Fund's share prices due to economic, regulatory or political problems in Pennsylvania.

      |X|   Risks  in  Using   Derivative   Investments.   The  Fund  can  use
derivatives to seek  increased  returns or to try to hedge  investment  risks.
In general  terms,  a derivative  investment is an investment  contract  whose value  depends  on (or is  derived  from)  the value of an  underlying  asset, interest  rate or index.  Options,  futures,  "inverse  floaters" and variable rate obligations are examples of derivatives the Fund can use.

      If the issuer of the derivative  investment does not pay the amount due, the Fund can lose money on its  investment.  Also, the underlying  security or investment on which the derivative is based,  and the derivative  itself,  may not perform the way the Manager expected it to perform.  If that happens,  the
Fund will get less income than expected or its share price could  decline.  To try to  preserve  capital,  the Fund has  limits on the  amount of  particular types of  derivatives it can hold.  However,  using  derivatives  can increase the volatility of the Fund's share prices.  Some  derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

How  Risky Is the Fund  Overall?  The  value of the  Fund's  investments  will change over time due to a number of factors.  They include  changes in general bond market  movements,  the change in value of particular bonds because of an event affecting the issuer,  or changes in interest rates that can affect bond prices overall.  The Fund focuses its  investments in  Pennsylvania  municipal securities  and is  non-diversified.  It will  therefore be  vulnerable to the effects of economic  changes that affect  Pennsylvania  governmental  issuers.
These  changes can affect the value of the Fund's  investments  and its prices per  share.  The  Fund's  focus on  longer-term  bonds and its use of  inverse
floaters  can  cause   fluctuations  in  the  Fund's  share  prices.   In  the
OppenheimerFunds  spectrum,  the Fund is more  conservative than some types of taxable bond funds,  such as high yield bond funds, but has greater risks than money market funds.

      An  investment  in the Fund is not a  deposit  of any  bank,  and is not insured or  guaranteed by the Federal  Deposit  Insurance  Corporation  or any
other government agency.

The Fund's Past Performance

The bar chart and table  below show one measure of the risks of  investing  in the Fund,  by  showing  changes  in the  Fund's  performance  (for its Class A shares)  from  year to year for the last  {ten}  [10]  calendar  years  and by showing how the  average  annual  total  returns of the Fund's  shares[,  both before and after  taxes,]  compare to {those of} a  broad-based  market index.
The  [after-tax  returns are shown for Class A shares only and are  calculated using the historical  highest  individual federal marginal income tax rates in effect  during the  periods  shown,  and do not reflect the impact of state or local  taxes.  The  after-tax  returns  for the other  classes of shares  will vary.  In  certain  cases,  the figure  representing  "Return  After  Taxes on
Distributions  and Sale of Fund  Shares" may be higher  than the other  return figures  for the  same  period.  A  higher  after-tax  return  results  when a capital  loss  occurs  upon  redemption  and  translates  into an assumed  tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions  mandated by regulation and your actual after-tax returns  may  differ  from  those  shown,  depending  on your  individual  tax situation. The] Fund's past investment performance[,  before and after taxes,]
is not necessarily an indication of how the Fund will perform in the future.

[See bar chart in Appendix to the Prospectus]

{For the period  from  1/1/01  through  9/30/01,  the  cumulative  return (not annualized)  for Class A shares was ____%.  Sales charges  }[Sales charges and taxes] are not included in the  calculations of return in this bar chart,  and if those charges [and taxes] were included,  the returns {would} [may] be less
than  those  shown.   [For  the  period  from  1/1/02  through  9/30/02,   the
cumulative  return  (not  annualized)  before  taxes  for  Class A shares  was
10.24%.]
During the period shown in the bar chart,  the highest return (not annualized)
[before taxes] for a calendar  quarter was  {_____}[7.22%  (1Qtr '95)] and the lowest  return  (not  annualized)  [before  taxes] for a calendar  quarter was
-{_____}[5.35% (1Qtr '94)].

--------------------------------------------------------------------------------

Average Annual Total Returns         1 Year         5 Years      10 Years (or
for the periods {ending                                         Life of Class,
December 31, 1999                                                  if Less)

1 Year
5 Years
(or life of class, if less)
10 Years
(or life of class, if less)
Class A Shares (Inception
9/18/89)
2.96%
3.67%
5.29%} [ended December 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares (inception
9/18/89)                              1.45%          3.01%           4.79%
Return before taxes                   1.45%          3.01%           4.76%
Return after taxes on
distributions                         3.30%          3.49%          4.95%]
Return after taxes on
distributions and sale of fund
shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index [(reflects no deduction         5.13%          5.98%          6.631%
for fees, expenses or taxes)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                      0.81%          2.91%           4.01%
Class B Shares (inception
5/3/93)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                      4.72%          3.24%           3.97%
Class C Shares (inception
8/29/95)
--------------------------------------------------------------------------------
1.    From 12/31/91.]{(from 12/31/89) % % % Class B Shares (Inception 5/3/93)
   2.40% 3.57% 4.13% Class C Shares (Inception 8/29/95) 6.30% 3.90% 4.20% }
  The Fund's average annual total returns include the applicable sales
  {charge} [charges]: for Class A [shares], the current maximum initial sales charge of 4.75%; for Class B [shares], the {applicable} contingent deferred sales charges of 5% (1-year) and 2% (5[-] years) {;} [and] for Class C
  [shares], the 1% contingent deferred sales charge for the 1-year period.
  [Because Class B shares convert to Class A shares 72 months after purchase,
  Class B "life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion.]  The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The {Fund's} performance [of the Fund's
  Class A shares] is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds.  The index includes municipal securities from many states while the Fund focuses on Pennsylvania municipal securities{, and the index performance does not consider the effects of capital gains or transaction costs.}[.  The index performance includes reinvestment of income but does not reflect transaction costs. The Fund's investments vary from those in the index.]

Fees and Expenses of the Fund

[The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.] The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the {Fund's} [Fund's] assets to calculate the {Fund's} [Fund's] net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. {The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.} The numbers below are based on the {Fund's} [Fund's] expenses during its fiscal year ended July 31, {2001} [2002].

Shareholder Fees (charges paid directly from your investment):

---------------------------------------------------------------------------------
                                  Class A Shares  Class B Shares  Class C Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum  Sales  Charge  (Load) on        [               [              [
purchases  (as  a %  of  offering     ]4.75%           ]None          ]None
price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum   Deferred  Sales  Charge        [               [              [
(Load)  (as % of the lower of the
original    offering   price   or     ]None1           ]5%2            ]1%3
redemption proceeds)
---------------------------------------------------------------------------------
1. A {1%}  contingent  deferred  sales  charge  may  apply to  redemptions  of investments  of $1 million or more of Class A shares.  See "How to Buy Shares"
for details.
2.    Applies to  redemptions  in first year after  purchase.  The  contingent deferred  sales charge  declines to 1% in the sixth year and is  eliminated after that.
3.    Applies to shares redeemed within {twelve (12)} [12] months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
-------------------------------------------------------------------------------
[                                  ]Class A       ]Class B       ]Class C {
                                                               }Shares{Shares
                                    [Shares        [Shares         Shares}
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Management Fees{* % % %} [           0.59%          0.59%          0.59%]
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Distribution and/or Service          0.14%          0.90%          0.90%]
(12b-1) Fees{% % %} [
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Other Expenses{% % %} [              0.12%          0.12%          0.12%]
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Annual Operating Expenses[     0.85%          1.61%           1.61%
-------------------------------------------------------------------------------
]{% % % * The management fee expenses in the table are based on the fees the
Fund would have paid if the Manager had not waived a portion of its fee under a voluntary undertaking to the Fund. After the Manager's waiver the actual management fee as a percentage of average daily net assets was ____% for each class of shares. The Manager has withdrawn that voluntary waiver effective
June 1, 2000. The service fee payable under the 12b-1 plan for Class A shares is 0.15% and the service fee payable under the 12b-1 plans for Class B and
Class C shares is a maximum of 0.25% (currently set by the Board at 0.15%) of average annual net assets of the class.
}Expenses may vary in future years.  [The] "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays.
[The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to
0.35% of average daily net assets per fiscal year for all classes.  After the waiver, the actual "Other Expenses" were the same as shown above.  Effective
January 1, 2002, the Manager has voluntarily agreed to waive advisory fees at an annual rate equal to 0.05% of the Fund's average daily net assets if the
Fund's trailing one year performance percentile at the end of the preceding quarter is in the fourth or fifth quintile of the Fund's Lipper peer group.
The forgoing waiver may be amended or withdrawn by the Manager at any time.
For the Fund's fiscal year ended July 31, 2002, the Manager did not waive its fee as described above.]

Examples.  The  following  examples  are intended to help you compare the cost of investing  in the Fund with the cost of  investing  in other mutual  funds.
The examples  assume that you invest  $10,000 in a class of shares of the Fund
for  the  time  periods   indicated,   and   reinvest   your   dividends   and
distributions.

      The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  you keep your  shares.  Both examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your  actual  costs may be higher  or  lower  because  expenses  will  vary  over  time.  Based  on these assumptions your expenses would be as follows:

---------------------------------------------------------------------------------
If shares are redeemed:     1 year      3 years      5 years      10 {years1}
                                                                    [years]
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A Shares             {$ $ $ $}      $733        $ 924         $1,474]
                             [$558
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Shares             {$ $ $ $}      $808        $1,076        $1,5211]
                             [$664
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Shares             {$ $ $ $}      $508        $ 876         $1,911]
                             [$264
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
If    shares    are   not   1 year      3 years      5 years      10 {years1}
redeemed:                                                           [years]
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A Shares             {$ $ $ $}      $733         $924         $1,474]
                             [$558
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Shares             {$ $ $ $}      $508         $876         $1,5211]
                             [$164
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Shares             {$ $ $ $}      $508         $876         $1,911]
                             [$164
---------------------------------------------------------------------------------
In the first  example,  expenses  include the initial sales charge for Class A and the applicable  Class B or Class C contingent  deferred sales charges.  In the second example,  the Class A expenses include the sales charge,  but Class
B and Class C expenses do not include contingent deferred sales charges.
1. Class B  {expense}  [expenses]  for years 7 through 10 are based on Class A expenses,  since  Class B shares  automatically  convert  to Class A  [shares]
after six (6) years.

About the Fund's Investments

The  Fund's  Principal  Investment  Policies.  The  allocation  of the  Fund's portfolio among  different  types of investments  will vary over time based on the Manager's  evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different  types of investments  described below.

      The  Manager  tries to  reduce  risks by  selecting  a wide  variety  of municipal investments and by carefully researching  securities before they are purchased.  However,  changes  in  the  overall  market  prices  of  municipal securities  and the  income  they pay can  occur at any  time.  The  yield and share prices of the Fund will change  daily based on changes in market  prices of securities,  interest rates and market  conditions and in response to other economic  events.  The  Statement  of  Additional  Information  contains  more detailed information about the Fund's investment policies and risks.

What is A Municipal  Security?  A municipal  security is essentially a loan by the buyer to the issuer of the security.  The issuer  promises to pay back the principal  amount of the loan and normally {pay} [pays]  interest  exempt from federal personal income taxes.

      |X|  Municipal  Securities.  The Fund buys  municipal  bonds and  notes,
certificates   of   participation   in   municipal   leases   and  other  debt
obligations.  Pennsylvania  municipal securities are municipal securities that are not subject to  Pennsylvania  personal  income tax (in the opinion of bond
counsel  to  the  issuer).   They  include  debt  obligations  issued  by  the
Commonwealth of Pennsylvania and its political  subdivisions  (such as cities, towns,  counties,  agencies  and  authorities).  They  also may  include  debt obligations  of  the  governments  of  certain  possessions,  territories  and commonwealths  of  the  United  States  if the  interest  is  not  subject  to
Pennsylvania personal income tax.

      The  Fund  can  also  buy  other  municipal  securities  issued  by  the governments  of the  District  of  Columbia  and of  other  states,  or by any commonwealths,  territories  or  possessions  of the United  States,  or their respective agencies,  instrumentalities  or authorities,  if the interest paid on the security is not subject to federal  personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

      Municipal  securities  are issued to raise money for a variety of public
or  private  purposes,   including   financing  state  or  local  governments,
financing  specific  projects  or  public  facilities.  The  Fund can buy both long-term and short-term  municipal  securities.  Long-term  securities have a maturity  of  more  than  one  {(1)}  year.  The  Fund  generally  focuses  on longer-term securities, to seek higher income.

      The Fund can buy municipal  securities  that are "general  obligations,"
secured by the issuer's pledge of its full faith,  credit and taxing power for the  payment  of  principal  and  interest.  The Fund  can  also buy  "revenue obligations,"  whose interest is payable only from the revenues derived from a particular facility or class of facilities,  or a specific excise tax or other revenue source.  Some of these revenue  obligations are private activity bonds that pay interest that may be a tax  preference  for investors  subject to the federal alternative minimum tax.

      |X|  Municipal  Lease  Obligations.  Municipal  leases are used by state and local  government  authorities to obtain funds to acquire land,  equipment or  facilities.  The Fund can invest in  certificates  of  participation  that represent a  proportionate  interest in payments  made under  municipal  lease obligations.  Most  municipal  leases,  while secured by the leased  property, are not general  obligations of the issuing  municipality.  They often contain
"non-appropriation"  clauses  under  which  the  municipal  government  has no obligation to make lease or installment  payments in future years unless money is  appropriated  on a yearly basis.  If the government  stops making payments or transfers  its payment  obligations  to a private  entity,  the  obligation could lose value or become taxable.  Some lease  obligations might not have an active trading  market,  making it difficult for the Fund to sell them quickly at an acceptable price.

      |X|  Ratings  of  Municipal  Securities  the  Fund  Buys.  Most  of  the
municipal  securities  the Fund  buys are  "investment  grade"  at the time of purchase.  The Fund  does not  invest  more  than 25% of its  total  assets in municipal securities that at the time of purchase are not  "investment-grade."
"Investment  grade"  securities  are those  rated  within the four (4) highest rating categories of Moody's,  Standard & Poor's Rating Services,  Fitch, Inc.
or another nationally  recognized rating organization,  or (if unrated) judged by the Manager to be comparable to rated investment grade  securities.  Rating categories  are  described in the Statement of  Additional  Information.  If a
security  the Fund buys is not rated,  the  Manager  will use its  judgment to assign  a  rating  that  it  believes  is  comparable  to  that  of  a  rating organization.

      The  Manager  relies  to some  extent on credit  ratings  by  nationally recognized  rating  organizations  in evaluating the credit risk of securities selected  for  the  Fund's  portfolio.  It also  uses  its  own  research  and analysis to evaluate  risks.  Many factors affect an issuer's  ability to make timely  payments,  and the credit  risks of a  particular  security may change over  time.  If the rating of a  security  is reduced  after the Fund buys it, the Fund is not required  automatically to dispose of that security.  However, the Manager will evaluate those  securities to determine  whether to keep them in the Fund's portfolio.

           |_|  Special  Credit  Risks of  Lower-Grade  Securities.  Municipal
securities  below  investment-grade  (sometimes  called "junk bonds")  usually offer  higher  yields  than  investment-grade  securities  but are  subject to greater  price  fluctuations  and risks of loss of income and  principal  than investment-grade  municipal  securities.  Securities  that are (or  that  have fallen)  below  investment  grade have a greater risk that the issuers may not
meet   their   debt   obligations.   They  may  also  be  less   liquid   than
investment-grade  securities  making it harder for the Fund to sell them at an acceptable price.

Can the Fund's Investment  Objective and Policies Change?  The Fund's Board of
Trustees can change  non-fundamental  policies without  shareholder  approval,
although   significant  changes  will  be  described  in  amendments  to  this
Prospectus.  Fundamental  policies cannot be changed without the approval of a majority  of the Fund's  outstanding  voting  shares.  The  Fund's  investment objective is a fundamental  policy.  Other  investment  restrictions  that are fundamental  policies are listed in the Statement of  Additional  Information.
An investment  policy or technique is not  fundamental  unless this Prospectus or the Statement of Additional Information says that it is.

Other  Investment  Strategies.  To seek its  objective,  the Fund can also use the investment  techniques and strategies  described  below. The Manager might not  always  use all of the  different  types of  techniques  and  investments described below.  These techniques  involve risks,  although some are designed to help reduce overall investment or market risk.

      |X| Floating  Rate/Variable Rate Obligations.  Some municipal securities have variable or floating  interest  rates.  Variable  rates are adjustable at
stated  periodic   intervals.   Floating  rates  are  automatically   adjusted
according  to a  specified  market  rate  for  such  investments,  such as the percentage  of the  prime  rate of a bank,  or the  ninety-one  (91)  day U.S.
Treasury Bill rate.

      |X| Inverse  Floaters Have Special  Risks.  Variable rate bonds known as
"inverse  floaters" pay interest at rates that move in the opposite  direction of yields on  short-term  bonds in  response  to market  changes.  As interest rates rise,  inverse  floaters  produce less current income,  and their market value  can  become  volatile.  Inverse  floaters  are a  type  of  "derivative security."  Some  have a "cap,"  so that if  interest  rates  rise  above  the
"cap," the security  pays  additional  interest  income.  If rates do not rise above the  "cap," the Fund will have paid an  additional  amount for a feature that  proves  worthless.  The Fund will not invest  more than 20% of its total assets in inverse floaters.

      |X|  Other   Derivatives.   The  Fund  can  invest  in  other  municipal
derivative  securities  that pay interest  that depends on the change in value of an underlying  asset,  interest  rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices.

      |X|  "When-Issued"  and "Delayed  Delivery"  Transactions.  The Fund can
purchase  municipal  securities on a  "when-issued"  basis and can purchase or sell such securities on a "delayed  delivery" basis.  Between the purchase and settlement,  no payment is made for the  security  and no interest  accrues to the  buyer  from  the  investment.  There is a risk of loss to the Fund if the value of the when-issued security declines prior to the settlement date.

      |X| Puts and  Stand-By  Commitments.  The  Fund  can  acquire  "stand-by commitments" or "puts" with respect to municipal  securities.  The investments give the Fund the  right to sell  securities  at a set  price on demand to the issuing  broker-dealer  or bank.  However,  a security having this feature may have a lower  interest  rate.  The Fund will acquire  stand-by  commitments or puts solely to enhance portfolio liquidity.

      |X|  Illiquid and  Restricted  Securities.  Investments  may be illiquid because of the absence of an active  trading  market,  making it  difficult to value them or dispose of them  promptly  at an  acceptable  price.  Restricted securities  may have terms that limit their  resale to other  investors or may require  registration  under federal  securities  laws before they can be sold publicly.  The Fund  will  not  invest  more  than  15% of its net  assets  in illiquid  securities  and  cannot  invest  more than 10% of its net  assets in restricted  securities.  Certain  restricted  securities that are eligible for resale  to  qualified  institutional  purchasers  may not be  subject  to that limit.  The Manager  monitors  holdings of illiquid  securities  on an ongoing basis  to  determine  whether  to  sell  any  holdings  to  maintain  adequate liquidity.

      |X|  Borrowing  for  Investment  Leverage.  The Fund can borrow money to purchase  additional  securities,  a technique referred to as "leverage." As a fundamental  policy,  the Fund's  borrowings for  investment  purposes must be from banks and are  limited to not more that 5% of the  Fund's  total  assets.
The  interest on  borrowed  money is an expense  that might  reduce the Fund's yield.

      |X| Hedging.  The Fund can purchase and sell futures contracts,  put and call  options,  and enter into interest  rate swap  agreements.  These are all
referred  to  as  "hedging   instruments."  The  Fund  does  not  use  hedging
instruments for speculative  purposes,  and has limits on its use of them. The
Fund does not use  hedging  instruments  to a  substantial  degree  and is not required to use them in seeking its goal.

      Hedging  involves  risks.  If the Manager uses a hedging  instrument  at the wrong time or judges  market  conditions  incorrectly,  the hedge might be unsuccessful  and the strategy could reduce the Fund's return.  The Fund could also  experience  losses if the prices of its futures  and  options  positions were not correlated with its other  investments or if it could not close out a position because of an illiquid market for the future or option.

      Interest  rate  swaps are  subject  to credit  risks and  interest  rate risks.  The Fund  could be  obligated  to pay more  under its swap  agreements than it receives  under them, as a result of interest  rate changes.  The Fund cannot enter into swaps with respect to more than 25% of its total assets.

[Portfolio  Turnover.  A change in the securities held by the Fund is known as
"portfolio  turnover."  The Fund can engage in active and frequent  trading to try to achieve its  objective,  and may have a high  portfolio  turnover  rate
(for  example,  over  100%).   Increased  portfolio  turnover  creates  higher
brokerage and  transaction  costs for the Fund.  If the Fund realizes  capital gains when it sells its  portfolio  investments,  it must  generally pay those gains  out  to  shareholders,  increasing  their  taxable  distributions.  The
Financial  Highlights  table at the end of this  Prospectus  shows the  Fund's portfolio turnover rates during prior fiscal years.]

Temporary  Defensive  and Interim  Investments.  In times of unstable  adverse market or  economic  conditions,  the Fund can  invest up to 100% of its total assets in  temporary  defensive  investments  that are  inconsistent  with the
Fund's  principal  investment  strategies.  Generally,  the  Fund's  defensive investments  will  be  short-term  municipal  securities,  but  could  be U.S.
government  securities or highly-rated  corporate debt securities.  The income from  some  temporary  defensive  investments  might  not be  tax-exempt,  and therefore  when  making  those  investments  the Fund  might not  achieve  its objective.

      Under normal  market  conditions,  the Fund can also hold these types of investments  for cash management  purposes  pending the investment of proceeds from the sale of Fund shares or portfolio  securities  or to meet  anticipated redemptions of Fund shares.

How the Fund is Managed

The  Manager.  The  Manager  chooses  the Fund's  investments  and handles its day-to-day  business.  The  Manager  carries  out its  duties,  subject to the policies  established by the Board of Trustees,  under an investment  advisory agreement that states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the Manager and  describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an  investment  advisor  since January 1960.
The Manager  {(including  subsidiaries)}  [and its subsidiaries and controlled affiliates]  managed more than {$125} [$120]  billion in assets as of {October
31, 2000} [September 30, 2002],  including other  Oppenheimer  funds with more than {5} [7]  million  shareholder  accounts.  The Manager is located at {6803
South Tucson Way,  Englewood,  Colorado 80112} [498 Seventh Avenue,  New York,
New York 10018].

      |X|  Portfolio  Managers.  Ronald H.  Fielding  and  Anthony  A.  Tanner
became Vice Presidents and {the} portfolio  managers of the Fund on January 1,
1999.  They  are  the  persons  principally  responsible  for  the  day-to-day management of the Fund's  portfolio.  Mr.  Fielding is a Senior Vice President and Chairman of the  Rochester  Division of the Manager.  He also serves as an officer and portfolio  manager for other  Oppenheimer  funds.  Mr. Tanner is a
Vice President of the Manager's  Rochester Division and an assistant portfolio manager of other Oppenheimer funds.

      Prior to joining the Manager in January 1996, Mr.  Fielding was Chairman
and  a  Director  of  the  Rochester  Fund  Services,   Inc.,  a  mutual  fund
distributor;  and President and Director of Rochester Capital  Advisors,  Inc.
and Fielding Management  Company,  Inc., mutual fund investment advisory firms acquired by the Manager in 1996.  He was also a portfolio  manager for several mutual  funds.  Prior to joining the Manager in January  1996,  Mr. Tanner was
Vice President of Research for Rochester Capital  Advisors,  Inc. and Fielding
Management Company, Inc.

      |X| Advisory Fees.  Under the investment  advisory  agreement,  the Fund pays the  Manager  an  advisory  fee at an annual  rate that  declines  as the
Fund's  assets  grow:  0.60% of the first $200  million of average  annual net assets, 0.55% of the next $100 million,  0.50% of the next $200 million, 0.45%
of the next $250 million,  0.40% of {th/e} [the] next $250 million,  and 0.35%
of average  annual net assets in excess of $1 billion.  The Fund's  management fees for its last  fiscal  year ended July 31,  {2001,}  [2002,]  was  {____%}
[0.59%] of average  annual  net  assets  for each class of  shares{(after  the
Manager's waiver of a portion of its fee). }[.]

 {ABOUT YOUR ACCOUNT} [ABOUT your account]

How to Buy Shares

{How Do You Buy Shares?} You can buy shares several ways, as described below.
The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the {Fund's}
[Fund's] shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      {"OppenheimerFunds}["OppenheimerFunds] Distributor, {Inc."} [Inc."]
      Mail it to P.O. Box 5270, Denver, Colorado 80217. If you {don't}
      [don't] list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the {Distributor's} [Distributor's]
      Wire Department at {1.800.525.7048} [1.800.225.5677] to notify the
      Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      {shares }[you pay for shares by electronic funds transfers from your bank account. Shares] are purchased for your account by a transfer of money from your [bank] account through the Automated Clearing House
      (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to
      {"AccountLink,"}["AccountLink,"] below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund {(and up to four (4) other Oppenheimer funds)} automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset
      Builder Application and the Statement of Additional Information.
{How Much Must You Invest? You} [WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST?
In most cases, you] can buy Fund shares with a minimum initial investment of
$1,000{. You can} [and] make additional investments at any time with as little as {$25} [$50].  There are reduced {minimum investments} [minimums available] under [the following] special investment plans{.}[:]
o     {With Asset Builder Plans, Automatic Exchange Plans and military allotment plans, you can make initial and} [By using an Asset Builder
      Plan or Automatic Exchange Plan (details are in the Statement of
      Additional Information), or government allotment plan, you can make
      ]subsequent investments {for as little as $25. You can make additional purchases of at least $25 by telephone through AccountLink.}[(after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November
      1, 2002, the minimum additional investment will remain $25.]
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
      Distributor.

{At What Price Are Shares Sold} [AT WHAT PRICE ARE SHARES SOLD]? Shares are
sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in {Denver,} Colorado, or after any agent appointed by the
Distributor receives the order {and sends it to the Distributor}.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the
      Exchange is open for trading (referred to in this Prospectus as a
      {"regular}["regular] business {day")} [day")]. The Exchange normally closes at 4:00 P.M., {New York} [Eastern] time, but may close earlier on some days. All references to time in this Prospectus mean {"New York time".}["Eastern time."]

      The net asset value per share is determined by dividing the value of the {Fund's} [Fund's] net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the {Fund's} [Fund's] Board of Trustees has established procedures to value the {Fund's} [Fund's] securities, in general[,]
      based on market value. The Board has adopted special procedures for valuing illiquid [and restricted] securities and obligations for which market values cannot be readily obtained.

      [If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.]

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time {of day} The New York Stock Exchange closes that day.
      If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received. {Shares purchased for your account through AccountLink normally will be purchased two (2) business days after the regular business day on which you instruct the
      Distributor to initiate the ACH transfer to buy the shares.
}
Buying Through a Dealer. {Your} [If you buy shares through a dealer, your]
      dealer must receive the order by the close of The New York Stock
      Exchange and transmit it to the Distributor so that it is received before the {Distributor's} [Distributor's] close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price[, unless your dealer has made alternative arrangements with the Distributor]. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
{What Classes of Shares Does the Fund Offer} [WHAT CLASSES OF SHARES DOES THE
FUND OFFER]? The Fund offers investors three {(3)} different classes of shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in {"How}["How] Can You Buy Class A Shares?{"} ["] below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within {six (6)} [6] years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in {"How}["How] Can You Buy Class B Shares?{"} ["] below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within {twelve (12)} [12] months of buying them, you will normally pay a contingent deferred sales charge of {1%}
      [1.0%], as described in {"How}["How] Can You Buy Class C Shares?{"
      below.} [" below.]
------------------------------------------------------------------------------

{Which Class of Shares Should You Choose} [WHICH CLASS OF SHARES SHOULD YOU
CHOOSE]? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor.
Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The {Fund's}
[Fund's] operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each {investor's} [investor's] financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the {effect} [effects] of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six
      {(6)} years), you should probably consider purchasing Class A or Class
      C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six
      {(6)} years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class
      C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class
      C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one {(1)} year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six {(6)} years, Class
      C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need access to your money for seven {(7)} years or more,  Class B shares may be appropriate.

{Of  course,  these  examples  are based on  approximations  of the  effect of current  sales  charges and  expenses  projected  over time,  and do not detail all of the  considerations  in  selecting a class of shares.  You should  analyze  your  options  carefully  with your  financial  advisor before making that choice.}

Are There  Differences  in Account  Features  That Matter to You? Some account
      features   may  not  be   available  to  Class  B  {or}  [and]  Class  C
      shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred sales charge) for Class B {or} [and]
      Class C shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account  before  deciding  which  class of shares to buy. [

      ]Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and
      Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are {not} [only]
      available {for} [on] Class {B and Class C} [A] shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Also, checkwriting {privileges are not available for Class B or Class C shares.} [is not available on accounts subject to a contingent deferred sales charge.]

{How Does It Affect Payments to My} [How Do Share Classes Affect Payments to
      Your] Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

{Special Sales Charge Arrangements and Waivers} [SPECIAL SALES CHARGE
ARRANGEMENTS AND WAIVERS]. Appendix C to the Statement of Additional
Information details the conditions for the waiver of sales charges that apply in certain cases{,} and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, {or under specified retirement plan arrangements} or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that {the special conditions apply.} [a special condition applies.]

{How Can You Buy Class A Shares} [HOW CAN YOU BUY CLASS A SHARES]? Class A
shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.
Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 [Amount of Purchase      ]Front-End       Front-End Sales   Concession As ]
                          Sales
                          {Front-End
                          Sales            Charge As a]      {Amount of
                          Concession As a  {Percentage of}   Purchase
                          Charge As a}     Percentage of     Offering Price
                          Charge As a [    Net               Amount Invested}
                          ]Percentage of   {Offering}        [Percentage of
                          [Offering Price  [Amount Invested  Offering ]Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 {                            ]4.75%[           ]4.98%[           ]4.00%
 }Less than $50,000[
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 {
 }$50,000 or more but
 {4.50% 4.71% 4.00%}           [4.50%            4.71%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 ]$100,000 or more but
 {3.50% 3.63% 3.00%}           [3.50%            3.63%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 ]$250,000 or more but
 {2.50% 2.56% 2.25%}           [2.50%            2.56%             2.25%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 ]$500,000 or more but         [2.00%            2.04%             1.80%
 {2.00% 2.04% 1.80%}
 less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.]

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 0.50% of purchases of $1 million or more [(]other than [purchases] by retirement {accounts} [plans, which are not permitted in the Fund)]. That concession will be paid only on purchases that were not previously subject to a front-end sales charge and dealer concession.
      If you redeem any of those shares within {eighteen (18) months of the end} [an 18 month "holding period" measured from the beginning] of the calendar month of their purchase, a contingent deferred sales charge
      (called the {"Class}["Class] A contingent deferred sales {charge")}
      [charge")] may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of{(1)}[:]
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     {(2)} the original net asset value of the redeemed shares.

      {However, the} [The] Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

{
How Can You Reduce Sales Charges in Buying Class A Shares? You may be
eligible to buy Class A shares at reduced sales charge rates under the Fund's
"Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales
Charges" in the Statement of Additional Information.

How Can You Buy Class B Shares} [HOW CAN YOU BUY CLASS B SHARES]? Class B
shares are sold at net asset value per share without an initial sales charge.
However, if Class B shares are redeemed within six {(6) years }[years from the beginning of the calendar month] of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of [Month in      ]Contingent Deferred Sales Charge [on]
                                        {Month in which Purchase On}
                                        Redemptions in That Year
                                        {
                                        Order Was Accepted}(As % of Amount
Which Purchase Order was Accepted       Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
{                                       5.0%
}0 - {-1 5.0% } [1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                   4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                   2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 - 6                                   1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 6                             None
--------------------------------------------------------------------------------
]
{1-2 4.0%
2-3 3.0%
3-4 3.0%
4-5 2.0%
5-6 1.0%
6 and following  None In the table,  a "year" is a twelve (12)} [In the table, a "year" is a 12-]month  period.  In applying the [contingent  deferred] sales charge,  all purchases  are  considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares {seventy-two (72)} [72] months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class
      B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When [any] Class B shares [that] you hold convert, any other Class B shares that were acquired by {the reinvestment of} [reinvesting] dividends [

      ]and distributions on the converted shares will also convert to Class A shares. {The} [For further information on the] conversion feature {is subject to the continued availability of a tax ruling described} [and its tax implications, see "Class B Conversion"] in the Statement of
      Additional Information.

How Can {You} [you] Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within {twelve (12) months }[a holding period of 12 months from the beginning of the calendar month] of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class
C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

{Distribution and Service} [DISTRIBUTION AND SERVICE] (12b-1) {Plans} [PLANS].

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.15% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to {compensate} [pay]
      dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to {compensate} [pay] the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The
      Distributor also receives a service fee of [up to] 0.15% per year under each plan.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by {up to} 0.90% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an {on-going} [ongoing] basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor pays the 0.15% service fees to dealers in advance for the first year after the shares {were} [are] sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of 3.85% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor retains the Class B asset-based sales charge. [See the
      Statement of Additional Information for exceptions.]

      The Distributor currently pays [a] sales {concessions} [concession] of
      0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 0.90% of the purchase price. The
      Distributor {plans to pay} [pays] the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. [See the Statement of Additional
      Information for exceptions.]

Special Investor Services

{AccountLink} [ACCOUNTLINK]. You can use our AccountLink feature to link your
Fund account with an account at a U.S. bank or other financial institution.
It must be an Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or {to} transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.
      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at {1.800.852.8457} [1.800.225.5677].
The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your
{dealer's} [dealer's] settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions [and proper documentation] to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer
Agent signed by all shareholders who own the account.

{PhoneLink} [PHONELINK]. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the {special} PhoneLink number, {1.800.533.3310}
[1.800.225.5677].
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling {1.800.533.3310} [1.800.225.5677]. You must have established AccountLink privileges to link your bank account with the
      Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another {Oppenheimer funds} [OppenheimerFunds] account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to {"How}["How] to Sell
      Shares,{" baaelow} [" below] for details.

{Can You Submit Transaction Requests by Fax} [CAN YOU SUBMIT TRANSACTION
REQUESTS BY FAX]? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call
{1.800.525.7048} [1.800.225.5677] for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.
{OppenheimerFunds Internet Web Site} [OPPENHEIMERFUNDS INTERNET WEBSITE]. You
can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet {web site, at http://www.oppenheimerfunds.com}
[website, at www.oppenheimerfunds.com]. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that {web site} [website].
To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at {1.800.525.7048.} [1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.]

{Automatic Withdrawal and Exchange Plans} [AUTOMATIC WITHDRAWAL AND EXCHANGE
PLANS]. The Fund has several plans that enable you to sell shares automatically or exchange them to another {Oppenheimer fund}
[OppenheimerFunds] account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

{Reinvestment Privilege} [REINVESTMENT PRIVILEGE]. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six {(6)}
months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by using the {Fund's} [Fund's]
checkwriting privilege[,] or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at {1.800.525.7048} [1.800.225.5677], for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that [also] require a signature guarantee):
   o  You wish to redeem [more than] $100,000 {or more} and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners[.]

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     {by} a foreign bank that has a U.S. correspondent bank,
o     {by} a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     {by} a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

[Checkwriting. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500.  Checks written below the stated amount on the check will not be accepted.  However,  if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction] {How Do You
Sell Shares by Mail? Write a letter of instructions} that includes:
   o  Your name
   o  The {Fund's} [Fund's] name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            ]{-5270
{requests} [Requests] by mail:
OppenheimerFunds Services
P.O. Box 5270                            }Send courier or express mail
{,} Denver{,} Colorado 80217[            {requests} [Requests] to:
                                         OppenheimerFunds Services
                                         10200 E. Girard Avenue, Building D
                                         Denver, Colorado 80231[

HOW DO you SELL SHARES BY TELEPHONE] {How Do You Sell Shares by Telephone}?
You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares {held} under a share certificate by telephone.

   o  To redeem shares through a service representative{, call 1.800.852.8457
   To redeem shares} [or] automatically on PhoneLink, call {1.800.533.3310}
      [1.800.225.5677.]

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven{(7)}[-]day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within {thirty
      (30)} [30] days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

{Checkwriting. To write checks against your Fund account, request that privilege on your account Application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.525.7048 to request checkwriting for an account in this
Fund with the same registration as the other account. See the Statement of
Additional Information for terms and conditions applicable to checkwriting.

Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
Checks must be written for at least $100.
Checks cannot be paid if they are written for more than your account value.
Remember: your shares fluctuate in value and you should not write a check close to the total account value.
You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior ten
(10) days.
Don't use your checks if you changed your Fund account number, until you receive new checks.

Can You Sell Shares Through Your Dealer} [CAN YOU SELL SHARES THROUGH your
DEALER]? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

{How Do Contingent Deferred Sales Charges Affect Redemptions?} [HOW
CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.] If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares {you own}, the contingent deferred sales charge will be deducted from [the] redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of
Additional Information{)} and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption {request.}
[request.)]

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information{.}
      To determine whether {the} [a] contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   [1.]     shares acquired by reinvestment of dividends and capital gains distributions,
   [2.]     shares held [for] the holding period that applies to the class,
      and
   [3.]     shares held the longest during the holding period.
      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven {(7)} days before you can exchange them. After the account is open seven {(7)} days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to {"How}["How] to Exchange {Shares"}
[Shares"] in the Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for
{exchange} [exchanges] in the Statement of Additional Information or obtain one by calling a service representative at {1.800.525.7048} [1.800.225.5677].
That list can change from time to time.

{How Do You Submit Exchange Requests} [HOW DO you SUBMIT EXCHANGE REQUESTS]?
Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the
      {certificate} [certificates] with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative  {at  1.800.852.8457,}  or by using
      PhoneLink   for   automated   exchanges   by  calling   {1.800.533.3310}
      [1.800.225.5677].  Telephone exchanges may be made only between accounts that are  registered  with the same  name(s)  and  address.  Shares held under certificates may not be exchanged by telephone.

{Are There Limitations on Exchanges} [ARE THERE LIMITATIONS ON EXCHANGES]?
There are certain exchange policies you should be aware of:
o     Shares are {normally} redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of
      The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
o     The interests of the {Fund's} [Fund's] long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as {"market timing."}["market timing."] When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the
      Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market {timer's} [timer's] Fund shares. These factors may hurt the {Fund's} [Fund's] performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the {Fund's} [Fund's] ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the
      Manager believes to be a market timer.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law[, but it may impose changes at any time for emergency purposes].
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
[A $12 annual fee is assessed on any account valued at less than $500.  The fee is automatically deducted from accounts annually on or about the second to last business day of September.  See the Statement of
      Additional Information or visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.]
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the {Fund's} [Fund's] best interest to do so.
Telephone {Transaction Privileges} [transaction privileges] for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. [The Fund will provide you notice whenever it is required to do so by applicable law.] If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the
      Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that {can} perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing
      Corporation are responsible for obtaining their {clients'} [clients']
      permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the {Fund's} [Fund's] portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check[,] or through AccountLink {(as elected by the shareholder)}
      within seven {(7)} days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three {(3)}
      business days after redemption.
The Transfer Agent may delay {forwarding a check or processing a payment via
      AccountLink} [processing any type of redemption payment as described under "How to Sell Shares"] for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as
      {ten (10)} [10] days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases[,]
      involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the {Fund's} [Fund's] portfolio.
{"Backup Withholding"}["Backup withholding"] of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.[

      ]If you want to receive multiple copies of these materials, you may call the Transfer Agent at {1.800.525.7048} [1.800.225.5677]. You may
      also notify the Transfer Agent in writing. Individual copies of prospectuses {and}[,] reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

{Dividends} [DIVIDENDS]. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net [taxable]
investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly[-] purchased shares until
Federal Funds are available to the Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. {Dividends and }[Additionally, the amount of those dividends and any other] distributions paid on {Class A shares will generally be higher than for} Class B and Class C shares [may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than for Class B and Class C shares], which normally have higher expenses than Class A [shares]. The Fund cannot guarantee that it will pay any dividends or [other] distributions.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in
December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. [There can be no assurance that the Fund will pay any capital gains distributions in a particular year.] Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

{What Are Your Choices for Receiving Distributions} [WHAT CHOICES DO YOU HAVE
FOR RECEIVING DISTRIBUTIONS]? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four {(4)} options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      {Oppenheimer fund} [OppenheimerFunds] account you have established.

Taxes.  Dividends  paid  from  net  investment  income  earned  by the Fund on municipal  securities  will  be  excludable  from  gross  income  for  federal
{personal}  income tax  purposes.  {A} [All or a] portion of {a dividend  that is} [the  dividends  paid by the Fund that are] derived from  interest paid on certain  "private  activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax.
{If the Fund earns  interest on taxable  investments,  any  dividends  derived from those earnings will be taxable as ordinary income to shareholders.

Dividends paid by the Fund from interest on Pennsylvania  municipal securities will be exempt from  Pennsylvania  personal income taxes, and for Philadelphia
residents,   from  the  investment  income  tax  of  the  School  District  of
Philadelphia.  Dividends paid from income from municipal securities of issuers outside  Pennsylvania  will  normally  be subject to  Pennsylvania  individual income taxes.

Shares of the Fund will be exempt from  Pennsylvania  county personal property
taxes  to  the  extent  that  the  Fund's  portfolio   securities  consist  of
Pennsylvania municipal securities on the annual assessment date.
}
      Dividends and capital gains  distributions  may be subject to [federal,]
state or local taxes.  {Long-term  capital gains are taxable }[Any  short-term capital  gain  distributions  are  taxable  to you  as  ordinary  income.  Any long-term capital gain  distributions are taxable to you] as long-term capital gains {for federal income tax purposes when  distributed to  shareholders.  It does not}[,  no] matter how long you have {held your  shares.  Dividends  paid from  short-term  capital  gains are  taxable as  ordinary  income for federal income tax purposes}  [owned shares in the Fund.  The Fund may derive gains in part from municipal obligations the Fund

purchased  below their  principal or face  values.  All, or a portion of these gains may be taxable to you as ordinary  income  rather than  capital  gains].
Whether you reinvest your  distributions in additional  shares or take them in cash, the tax treatment is the same.

      [Exempt-interest  dividends  earned by residents of Pennsylvania  should not be subject to federal,  state, or local income taxes, and for Philadelphia
residents,   from  the  investment  income  tax  of  the  School  District  of
Philadelphia.  Shares  of the Fund  will be exempt  from  Pennsylvania  county personal  property  taxes to the extent that the Fund's  portfolio  securities consist of Pennsylvania  municipal  securities on the annual  assessment date.
The portion of the Fund's  dividends that are attributable to income earned on other  obligations (not  Pennsylvania  municipal  securities) will normally be subject to Pennsylvania personal income taxes.]

      Every year the Fund will send you and the IRS a  statement  showing  the amount of any taxable  distribution  you received in the previous year as well as the amount of your tax-exempt income.

{Shareholders should consult their tax advisors regarding the state and local tax consequences and the conversion of Class B shares to Class A shares, or any other conversion or exchange of shares.

Remember }[Remember,] There May be Taxes on Transactions. {Even though the
      Fund seeks to distribute tax-exempt income to shareholders} [Because the Fund's share price fluctuates], you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a summary  of  certain  federal  [and  state]
income {and  Pennsylvania} tax information  about your investment.  You should consult with your tax  {adviser}  [advisor]  about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past {six (6)} [five] fiscal {periods} [years].
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by KPMG
{LLP,} [LLP,] the {Fund's} [Fund's] independent auditors, whose report, along with the {Fund's} [Fund's] financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

 CLASS A        YEAR ENDED JULY 31,                                2002         2001        2000          1999       1998
===========================================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period                             $11.46       $11.28      $12.08        $12.42     $12.45
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                               .70          .67         .67           .63        .61
 Net realized and unrealized gain (loss)                             .11          .21        (.81)         (.37)        --
                                                                  ---------------------------------------------------------
 Total from investment operations                                    .81          .88        (.14)          .26        .61
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                               (.70)        (.70)       (.66)         (.60)      (.64)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $11.57       $11.46      $11.28        $12.08     $12.42
                                                                  =========================================================

===========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                                7.36%        8.10%      (1.00)%        2.01%      4.99%
---------------------------------------------------------------------------------------------------------------------------

===========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                       $144,592     $100,222     $64,336       $72,794    $68,720
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $120,251     $ 77,048     $67,252       $71,835    $69,202
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                              6.03%        5.84%       5.93%         5.03%      4.82%
 Expenses                                                           0.85%        0.94%       1.10%         0.95%      1.00%(3)
 Expenses, net of interest expense, and reduction
 to custodian expenses and/or voluntary waiver of expenses          0.82%        0.87%       0.93%         0.90%      0.93%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              39%          58%         98%           37%        35%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been  calculated  without  adjustment  for the reduction to custodian expenses.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

 CLASS B        YEAR ENDED JULY 31,                                 2002         2001        2000          1999       1998
===========================================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period                             $11.46       $11.27      $12.07        $12.42     $12.45
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                               .62          .59         .58           .53        .52
 Net realized and unrealized gain (loss)                             .11          .22        (.81)         (.38)        --
                                                                -----------------------------------------------------------
 Total from investment operations                                    .73          .81        (.23)          .15        .52
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                               (.62)        (.62)       (.57)         (.50)      (.55)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $11.57       $11.46      $11.27        $12.07     $12.42
                                                                ===========================================================

===========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                                6.55%        7.40%      (1.75)%        1.16%      4.20%
---------------------------------------------------------------------------------------------------------------------------

===========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                       $101,126      $52,926     $21,696       $24,206    $22,124
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $ 75,772      $32,037     $21,368       $23,845    $20,969
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                              5.26%        5.03%       5.16%         4.26%      4.10%
 Expenses                                                           1.61%        1.68%       1.96%         1.80%      1.75%(3)
 Expenses, net of interest expense, and reduction
 to custodian expenses and/or voluntary waiver of expenses          1.58%        1.62%       1.68%         1.65%      1.68%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              39%          58%         98%           37%        35%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

 CLASS C        YEAR ENDED JULY 31,                                 2002         2001        2000          1999       1998
===========================================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period                             $11.45       $11.27      $12.07        $12.41     $12.44
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                               .61          .57         .57           .53        .51
 Net realized and unrealized gain (loss)                             .12          .23        (.80)         (.37)        --
                                                                -----------------------------------------------------------
 Total from investment operations                                    .73          .80        (.23)          .16        .51
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                               (.62)        (.62)       (.57)         (.50)      (.54)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $11.56       $11.45      $11.27        $12.07     $12.41
                                                                ===========================================================

===========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                                6.55%        7.30%      (1.75)%        1.25%      4.20%
---------------------------------------------------------------------------------------------------------------------------

===========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                        $47,163      $19,494      $6,607        $5,826     $5,198
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                               $33,327      $10,913      $5,542        $5,867     $4,063
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                              5.26%        5.01%       5.16%         4.26%      4.28%
 Expenses                                                           1.61%        1.68%       1.95%         1.80%      1.76%(3)
 Expenses, net of interest expense, and reduction
 to custodian expenses and/or voluntary waiver of expenses          1.58%        1.62%       1.68%         1.65%      1.67%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              39%          58%         98%           37%        35%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                          Appendix to Prospectus of
                   Oppenheimer Pennsylvania Municipal Fund

      Graphic material included in the Prospectus of Oppenheimer Pennsylvania
Municipal Fund: "Annual Total Returns (Class A) (% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer
Pennsylvania Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical $10,000 investment in Class A shares of the Fund for each of the eight most recent calendar years, without deducting sales charges.
Set forth below are the relevant data points that will appear on the bar chart:

Calendar                  Oppenheimer
Year                      Pennsylvania Municipal Fund
Ended                     Class A Shares
{12/31/91 11.49%}
12/31/92                     8.04%
12/31/93                   13.12%
12/31/94                    -{7.68%} [7.67%]
12/31/95                   16.95%
12/31/96                     4.35%
12/31/97                     8.97%
12/31/98                     4.45%
12/31/99                    -6.18%
12/31/00                     [7.06%]{%}
{Information and Services} [12/31/01     6.51%

INFORMATION AND SERVICES]

For More Information {About} [on] Oppenheimer Pennsylvania Municipal Fund{:}
The following additional information about the Fund is available without charge upon request:

{Statement of Additional Information
}[STATEMENT OF ADDITIONAL INFORMATION.] This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

{Annual and Semi-Annual Reports
}[ANNUAL AND SEMI-ANNUAL REPORTS.] Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information{:}
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:[                ]Call OppenheimerFunds Services toll-free:
                              {1-800-525-7048

                              }[1.800.CALL.OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
]By Mail:[                    ]Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270[
------------------------------------------------------------------------------
------------------------------------------------------------------------------
]On the Internet:[            ]You can send us a request by e-mail or read {
                              }or down-load documents on the
                              OppenheimerFunds [website:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------
] {web site:
http://www.oppenheimerfunds.com}
Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at {http://www.sec.gov} [www.sec.gov]. Copies may be obtained after payment of a duplicating fee by electronic request at the {SEC's} [SEC's]
e-mail address: publicinfo@sec.gov or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [[logo]  OppenheimerFunds
Distributor, Inc.]
The Fund's SEC File No. {is 811-5867} [33-30198]
{PR0740.001.1101} [PR0700.001.1102]
Printed on recycled paper{.}

Oppenheimer New Jersey Municipal Fund

Prospectus dated November 27, 2002

                                          Oppenheimer New Jersey Municipal
                                          Fund is a mutual fund.  It seeks
                                          current income exempt from federal
                                          and New Jersey personal income taxes
                                          by investing mainly in municipal
                                          securities, while attempting to
                                          preserve capital.
                                             This Prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks.  It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account
                                          features.  Please read this
                                          Prospectus carefully before you
As with all mutual funds, the             invest and keep it for future
Securities and Exchange Commission        reference about your account.
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete.  It is a
criminal offense to represent
otherwise.

                                                                          1234

                                                       [OppenheimerFunds logo]

Contents
            About The Fund
------------------------------------------------------------------------------

            The Fund's Investment Objective and Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            About Your Account
_______________________________________________________________________________

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet {WebSite} [Website]
            Automatic Withdrawal and Exchange Plans
            Reinvestment Privilege

            How to Sell Shares
            By Mail
            By Telephone
            By Checkwriting

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights
------------------------------------------------------------------------------

About the Fund
------------------------------------------------------------------------------

The Fund's Investment Objective and Strategies

------------------------------------------------------------------------------
What Is the  Fund's  Investment  Objective?  The Fund seeks as high a level of current  interest  income  exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital.
------------------------------------------------------------------------------

What Does the Fund Invest In? The Fund invests mainly in New Jersey  municipal securities  that pay interest  exempt from  federal and New Jersey  individual income taxes.  These securities  primarily  include municipal bonds (which are debt  obligations  having a maturity of more than one {(1)} year when issued), municipal notes (short-term  obligations),  and interests in municipal leases.
Most of the securities the Fund buys must be  "investment  grade"  (securities rated  in  the  four  {(4)}  highest  rating  categories  of  national  rating organizations, such as Moody's Investors Services ("Moody's")).

      Under normal market conditions, the Fund:
      |_| attempts to invest 100% of its net assets in municipal securities,
      |_| as a  fundamental  policy,  invests at least 80% of its {net} assets in municipal securities, and
      |_| [as a fundamental policy,] invests at least 80% of its net assets
      (plus borrowings for investment purposes) in New Jersey municipal securities. This includes securities that generate income subject to the alternative minimum tax, as discussed below.

      The Fund does not limit its  investments  to  securities of a particular maturity  range,  and may hold  both  short-[,  intermediate-]  and  long-term securities.  However,  it currently focuses on longer-term  securities to seek higher  yields.  These  investments  are more  fully  explained  in "About the
Fund's Investments," below.

      |X| How Do the  Portfolio  Managers  Decide  What  Securities  to Buy or
Sell?  In selecting  securities  for the Fund,  the  portfolio  managers  look primarily  throughout New Jersey for municipal  securities  using a variety of factors  that may  change  over  time and may vary in  particular  cases.  The portfolio managers currently look for:

            |_|  Securities that provide high current income
|_|   A wide  range of  securities  of  different  issuers  within  the state, including different agencies and municipalities, to spread risk
|_|   Securities having favorable credit characteristics
|_|   Special situations that provide opportunities for value

      [The  portfolio  manager may consider  selling a security if one or more of these factors no longer apply to a security purchased for the Fund.]

Who Is the Fund  Designed For? The Fund is designed for  individual  investors who are seeking  income  exempt from  federal  personal  income  taxes and New
Jersey  personal  income  taxes.  The  Fund  does not  seek  capital  gains or growth.  Because  it  invests  in  tax-exempt  securities,  the  Fund  is  not appropriate  for  retirement  plan accounts or for investors  seeking  capital growth.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All investments  have risks to some degree.  The Fund's  investments are subject to changes in their value from a number of factors,  described  below.
There is also the risk that poor security  selection by the Fund's  investment
Manager,  OppenheimerFunds,  Inc., will cause the Fund to  underperform  other funds having a similar objective.

      These  risks  collectively  form  the risk  profile  of the Fund and can affect the value of the Fund's investments,  its investment  performance,  and the  prices  of its  shares.  These  risks  mean  that you can  lose  money by investing  in the Fund.  When you redeem your  shares,  they may be worth more or less  than  what you paid for  them.  There is no  assurance  that the Fund will achieve its objective.

      |X| Credit  Risk.  Municipal  securities  are  subject  to credit  risk.
Credit  risk is the risk that the  issuer of a  municipal  security  might not make  interest and  principal  payments on the security as they become due. If the issuer fails to pay interest,  the Fund's income may be reduced and if the issuer fails to repay principal,  the value of that security and of the Fund's shares  may be  reduced.  Because  the Fund can  invest  as much as 25% of its assets in municipal  securities  below investment grade to seek higher income, the  Fund's  credit  risks  are  greater  than  those of  funds  that buy only investment-grade  bonds.  A downgrade  in an issuer's  credit  rating or other adverse  news about an issuer can  reduce  the market  value of that  issuer's securities.

      |X|  Interest  Rate  Risks.  Municipal  securities  are debt  securities that are subject to changes in value when  prevailing  interest  rates change.
When interest rates fall, the values of  already-issued  municipal  securities
generally  rise.   When   prevailing   interest  rates  rise,  the  values  of
already-issued  municipal  securities  generally  fall, and the securities may sell at a discount  from their  face  amount.  The  magnitude  of these  price changes is  generally  greater  for bonds  with  longer  maturities.  The Fund currently  focuses on longer-term  securities to seek higher income.  Callable bonds the Fund buys are more  likely to be called  when  interest  rates fall, and  the  Fund  might  then  have  to  reinvest  the  proceeds  of the  called instrument in other securities that have lower yields, reducing its income.

      |X| Risks of  Non-Diversification.  The Fund is "non-diversified."  That means that  compared  to funds that are  diversified,  it can invest a greater portion of its assets in the  securities  of one issuer,  such as bonds issued by the  State  of  New  Jersey.  Having  a  higher  percentage  of its  assets invested in the securities of fewer issuers,  particularly  government issuers of one state, could result in greater  fluctuations of the Fund's share prices due to economic, regulatory or political problems in New Jersey.

      |X| Risks of Derivative  Investments.  The Fund can use  derivatives  to seek  increased  returns  or to try to  hedge  investment  risks.  In  general terms, a derivative  investment is an investment  contract whose value depends on (or is derived  from) the value of an  underlying  asset,  interest rate or index.  Options,  futures,  "inverse  floaters" and variable rate  obligations are examples of derivatives the Fund can use.

      If the issuer of the derivative  investment does not pay the amount due, the Fund can lose money on its  investment.  Also, the underlying  security or investment on which the derivative is based,  and the derivative  itself,  may not perform the way the Manager expected it to perform.  If that happens,  the
Fund will get less income than expected, its hedge might be unsuccessful,  and its share  price  could  decline.  To try to  preserve  capital,  the Fund has limits  on the  amount  of  particular  types  of  derivatives  it  can  hold.
However,  using  derivatives  can increase the  volatility of the Fund's share prices.  Some  derivatives  may be illiquid,  making it difficult for the Fund to sell them quickly at an acceptable price.

How  Risky Is the Fund  Overall?  The  value of the  Fund's  investments  will change over time due to a number of factors.  They include  changes in general bond market  movements,  the change in value of particular bonds because of an event affecting the issuer,  or changes in interest rates that can affect bond prices  overall.  The Fund  focuses its  investments  in New Jersey  municipal securities  and is  non-diversified.  It will  therefore be  vulnerable to the effects of  economic  changes  that  affect New Jersey  governmental  issuers.
These  changes can affect the value of the Fund's  investments  and its prices per share. In the  OppenheimerFunds  spectrum,  the Fund is more  conservative than some types of taxable bond funds,  such as high yield bond funds, but has greater risks than money market funds.

      An  investment  in the Fund is not a  deposit  of any  bank,  and is not insured or  guaranteed by the Federal  Deposit  Insurance  Corporation  or any
other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing the Fund's performance (for its Class A shares) from year to year [for the full calendar years] since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, {compared to those of} [compare to ]a broad-based market index.  The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary.  In certain cases, the figure representing "Return After
Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. {The after-tax returns set forth below are not relevant to institutional investors not subject to tax.} The Fund's past investment performance[, before and after taxes,] is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges [and taxes] were included, the returns may be less than those shown. [

]For the period from 1/1/02 through {6/30/02,} [9/30/02,] the cumulative
{total} return (not annualized) before taxes for Class A shares was {5.44%}
[8.17%].  During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 6.81% {(1Q'95)}[(1Qtr95)]
and the lowest return (not annualized) before taxes for a calendar quarter was -3.15% {(3Q'99)}[(3 Qtr 99)].

 -----------------------------------------------------------------------------

 Average Annual Total                 1 Year        5 Years     10 Years (or
 Returns for the periods                                           Life of
 ended December 31, 2001                                         Class{)}[,
                                                                  if less)]
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class A Shares (inception
 3/1/94)                              -0.96%         3.03%          3.77%
 Return before taxes                  -0.96%         3.00%          3.73%
 Return after taxes on
 distributions                         1.29%         3.40%          4.01%
 Return after taxes on
 distributions and sale of fund
 shares
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Lehman Brothers Municipal Bond
 Index (reflects no deductions
 for fees, expenses or taxes)          5.13%         5.98%         6.00%1
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class B Shares (inception 3/1/94)    -1.75%         2.96%          3.82%
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class C Shares (inception             2.31%         3.29%          3.96%
 8/29/95)
 -----------------------------------------------------------------------------
1 From 2/28/94.
The Fund's  average  annual  total  returns  include  {the}  applicable  sales
{charge}  [charges]:  for Class A [shares],  the current maximum initial sales charge of 4.75%; for Class B [shares],  the {applicable}  contingent  deferred sales  {charges}  [charge] of 5%  (1-year),  2% (5-year) {;} [and] for Class C
[shares],  the 1%  contingent  deferred  sales charge for the [1-year  period.
Because  Class B shares  convert to Class A shares 72 months  after  purchase,
Class B "life-of-class"  performance does not include the contingent  deferred sales charge and uses Class A  performance  for the period after  conversion.]
{one (1)-year period.
} The returns  measure the  performance of a  hypothetical  account and assume that all  dividends and capital gains  distributions  have been  reinvested in additional shares. The {Fund's}  performance [of the Fund's Class A shares] is compared to the Lehman Brothers  Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds. The index includes  municipal securities  from many states  while the Fund  focuses on New Jersey  municipal securities{,  and the}[.  The] index  performance  [includes  reinvestment  of income but] does not  consider the effects of {capital  gains or}  transaction costs.  [The Fund's investments vary from those in the index.]

Fees and Expenses of the Fund

      [The  following  tables  are meant to help you  understand  the fees and expenses  you may pay if you buy and hold shares of the Fund.] The Fund pays a variety of expenses  directly for  management  of its assets,  administration, distribution of its shares and other  services.  Those expenses are subtracted from the Fund's  assets to  calculate  the Fund's net asset  values per share.
All  shareholders  therefore pay those expenses  indirectly.  Shareholders pay other  expenses  directly,  such as  sales  charges  and  account  transaction charges.  {The following  tables are  providedprovided  to help you understand the fees and  expenses  you may pay if you buy and hold  shares of the  Fund.}
The  numbers  below are based on the Fund's  expenses  during its fiscal  year ended July 31, 2002.

Shareholder Fees (charges paid directly from your investment):
---------------------------------------------------------------------------------
                                  Class A Shares  Class B Shares  Class C Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum  Sales  Charge  (Load) on
purchases  (as  a %  of  offering      4.75%           None            None
price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum   Deferred  Sales  Charge
(Load)  (as % of the lower of the      None1            5%2            1%3
original    offering   price   or
redemption proceeds)
---------------------------------------------------------------------------------
1. A {1%}  contingent  deferred  sales  charge  may  apply to  redemptions  of investments  of $1  million  or more of  Class A  shares.  See  "How to Buy
   Shares" for details.
2.    Applies to  redemptions  in first year after  purchase.  The  contingent deferred  sales charge  declines to 1% in the sixth year and is  eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

-------------------------------------------------------------------------------
[                                  ]Class A      ]Class B        ]Class C {
                                                               }Shares{Shares
                                   [Shares        [Shares         Shares}
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
[                                     ]              ]               ]
]Management Fees[                   0.60%[        0.60%[           0.60%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
[                                     ]              ]               ]
]Distribution   and/or   Service    0.14%[        0.90%[           0.90%
(12b-1) Fees[
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
[                                     ]              ]               ]
]Other Expenses[                    0.10%[        0.10%[           0.10%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
[                                     ]              ]               ]
]Total     Annual      Operating    0.84%[        1.60%[           1.60%
Expenses[
-------------------------------------------------------------------------------
Expenses  may  vary  in  future  years.  The  "Other  {expenses,"}  [Expenses"
include  transfer  agent  fees,  custodial  fees,  and  accounting  and  legal expenses  that the Fund  pays.  "Management  Fees"  are based on fees the Fund would  have paid if the  Manager  had not  waived a portion of its fee under a voluntary  undertaking to the Fund.  After the Manager's  waiver,  "Management
Fees" and "Total Annual  Operating  Expenses" were 0.39% and 0.63% for Class A shares,  0.39% and  1.39% for Class B Shares,  and 0.39% and 1.39% for Class C
shares,  respectively.  The "Other Expenses"] in the table are based on, among other things,  {transfer agent fees,  custodial  expenses,  and accounting and legal expenses of the Fund. The Fund's transfer agent has  voluntarily  agreed to limit transfer and  shareholder  servicing  agent fees for all  Oppenheimer funds to 0.35% per annum of all classes.  This undertaking} [the fees the Fund would  have paid if the  transfer  agent had not  waived a portion  of its fee under a  voluntary  undertaking  to the Fund to limit  these  fees to 0.35% of average  daily net assets per fiscal year for all  classes.  After the waiver, the  actual  "Other  Expenses"  were the same as shown  above.  The  voluntary waivers  described  above]  may be  amended  or  withdrawn  at any time.  {The
Manager  voluntarily  agreed to reimburse certain expenses of the Fund for the fiscal period ended  7/31/02.  With that expense  reimbursement,  Total Annual
Operating  Expenses  were  0.63% for Class A shares,  1.39% for Class B shares and 1.39% for Class C shares.}

Examples.  The  following  examples  are intended to help you compare the cost of investing  in the Fund with the cost of  investing  in other mutual  funds.
The examples  assume that you invest  $10,000 in a class of shares of the Fund
for  the  time  periods   indicated,   and   reinvest   your   dividends   and
distributions.

      The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  you keep your  shares.  Both examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your  actual  costs may be higher  or  lower  because  expenses  will  vary  over  time.  Based  on these assumptions your expenses would be as follows:

---------------------------------------------------------------------------------
If shares are redeemed:     3 years     5 years      10 years                                                        1 year
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A Shares               $ 730       $ 919        $1,463                                                         $ 557
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Shares               $ 663       $ 805        $1,071        $1,5091
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Shares               $ 263       $ 505        $ 871          $1,900
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
If    shares    are   not   1 year      3 years      5 years        10 years
redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A Shares               $ 557       $ 730        $ 919          $1,463
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Shares               $ 163       $ 505        $ 871         $1,5091
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Shares               $ 163       $ 505        $ 871          $1,900
---------------------------------------------------------------------------------
In the first  example,  expenses  include the initial sales charge for Class A and the applicable  Class B or Class C contingent  deferred sales charges.  In the second example,  the Class A expenses include the sales charge,  but Class
B and Class C expenses do not include contingent deferred sales charges.
1.    Class B  expenses  for years 7 through  10 are based on Class A expenses since Class B shares  automatically  convert to Class A [shares]  after six years.

About the Fund's Investments

The  Fund's  Principal  Investment  Policies.  The  allocation  of the  Fund's portfolio among  different  types of investments  will vary over time based on the Manager's  evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different  types of investments  described below.

      The  Manager  tries to  reduce  risks by  selecting  a wide  variety  of municipal investments and by carefully researching  securities before they are purchased.  However,  changes  in  the  overall  market  prices  of  municipal securities  and the  income  they pay can  occur at any  time.  The  yield and share prices of the Fund will change  daily based on changes in market  prices of securities,  interest rates and market  conditions and in response to other economic  events.  The  Statement  of  Additional  Information  contains  more detailed information about the Fund's investment policies and risks.

What is A Municipal  Security?  A municipal  security is essentially a loan by the buyer to the issuer of the security.  The issuer  promises to pay back the principal  amount of the loan and normally  {pay} [pays]  interest  excludable from gross income for federal personal income taxes.

      |X|  Municipal  Securities.  The Fund buys  municipal  bonds and  notes,
certificates   of   participation   in   municipal   leases   and  other  debt
obligations.  New Jersey  municipal  securities are municipal  securities that are not  subject to New  Jersey  personal  income  tax in the  opinion of bond counsel  to the  issuer  at the time the  security  is  issued.  They  include obligations  issued by the State of New Jersey and its political  subdivisions
(such  as  cities,   towns,   school   districts,   counties,   agencies   and
authorities).  They also may include debt  obligations  of the  governments of certain  possessions,  territories and  commonwealths  of the United States if the interest is not subject to New Jersey personal income tax.

      The  Fund  can  also  buy  other  municipal  securities  issued  by  the governments of the District of Columbia and of other states,  as well as their political  subdivisions,  authorities and agencies,  and securities  issued by any  commonwealths,  territories or possessions of the United States, or their respective agencies,  instrumentalities  or authorities,  if the interest paid on the security is not subject to federal  personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

      Municipal  securities  are issued to raise money for a variety of public
or  private  purposes,   including   financing  state  or  local  governments,
financing  specific  projects  or  public  facilities.  The  Fund can buy both
long-term  and  short-term   municipal   securities.   For  purposes  of  this
Prospectus,  long-term  securities  have a  maturity  of more  than one  {(1)}
year. The Fund generally  focuses on  longer-term  securities,  to seek higher income.

      The Fund can buy municipal  securities  that are "general  obligations,"
secured by the issuer's pledge of its full faith,  credit and taxing power for the  payment  of  principal  and  interest.  The Fund  can  also buy  "revenue obligations,"  whose interest is payable only from the revenues derived from a particular facility or class of facilities,  or a specific excise tax or other revenue source.  Some of these revenue  obligations are private activity bonds that pay  interest  that may be a tax  preference  for  investors  subject  to alternative minimum tax.

      The Fund  can also buy  "municipal  lease  obligations"  secured  by the obligation of the lessee to make rental payments.

      |X|  Municipal  Lease  Obligations.  Municipal  leases are used by state
and  local  governments  to  obtain  funds  to  acquire  land,   equipment  or
facilities.  The  Fund  can  invest  in  certificates  of  participation  that represent a  proportionate  interest in payments  made under  municipal  lease obligations.  Most  municipal  leases,  while secured by the leased  property, are not general  obligations of the issuing  municipality.  They often contain
"non-appropriation"  clauses  under  which  the  municipal  government  has no obligation to make lease or installment  payments in future years unless money is appropriated on a yearly basis. If the government  stops making payments or transfers its payment  obligations to a private entity,  the obligation  could lose  value or  become  taxable.  Some  lease  obligations  might  not have an active trading  market,  making it difficult for the Fund to sell them quickly at an acceptable price.

      |X|  Ratings  of  Municipal  Securities  the  Fund  Buys.  Most  of  the
municipal  securities  the Fund  buys are  "investment  grade"  at the time of purchase.  The Fund  does not  invest  more  than 25% of its  total  assets in municipal securities that at the time of purchase are not  "investment-grade."
"Investment  grade"  securities are those rated within the four highest rating categories  of Moody's,  Standard & Poor's Rating  Services or Fitch,  Inc. or
other nationally  recognized  rating  organization,  or (if unrated) judged by the Manager to be comparable to securities rated as investment  grade.  Rating definitions  of  rating  organizations  are  described  in  the  Statement  of
Additional  Information.  If a  security  the  Fund  buys  is not  rated,  the
Manager  will  use its  judgment  to  assign  a  rating  that it  believes  is comparable to that of a rating organization.

      The  Manager  relies  to some  extent on credit  ratings  by  nationally recognized  rating  organizations  in evaluating the credit risk of securities selected  for  the  Fund's  portfolio.  It also  uses  its  own  research  and analysis to evaluate  risks.  Many factors affect an issuer's  ability to make timely  payments,  and the credit  risks of a  particular  security may change over  time.  If the rating of a  security  is reduced  after the Fund buys it, the Fund is not required  automatically to dispose of that security.  However, the Manager will evaluate those  securities to determine  whether to keep them in the Fund's portfolio.

Special Credit Risks of Lower-Grade  Securities.  Municipal  securities  below investment-grade  (sometimes  called "junk bonds") usually offer higher yields
than   investment   grade   securities   but  are  subject  to  greater  price
fluctuations  and risks of loss of income and principal than  investment-grade municipal  securities.  Securities  that  are  (or  that  have  fallen)  below investment  grade have a greater risk that the issuers may not meet their debt obligations.  They may also be less  liquid than  investment-grade  securities making it harder for the Fund to sell them at an acceptable price.

Can the Fund's Investment  Objective and Policies Change?  The Fund's Board of
Trustees can change  non-fundamental  policies without  shareholder  approval,
although   significant  changes  will  be  described  in  amendments  to  this
Prospectus.  Fundamental  policies cannot be changed without the approval of a majority  of the Fund's  outstanding  voting  shares.  The  Fund's  investment objective is a fundamental  policy.  Other  investment  restrictions  that are fundamental  policies are listed in the Statement of  Additional  Information.
An investment  policy or technique is not  fundamental  unless this Prospectus or the Statement of Additional Information says that it is.

Other  Investment  Strategies.  To seek its  objective,  the Fund can also use the investment  techniques and strategies  described  below. The Manager might not  always  use all of the  different  types of  techniques  and  investments described below.  These techniques  involve risks,  although some are designed to help reduce overall investment or market risk.

      |X| Floating  Rate/Variable Rate Obligations.  Some municipal securities have variable or floating  interest  rates.  Variable  rates are adjustable at
stated  periodic   intervals.   Floating  rates  are  automatically   adjusted
according  to a  specified  market  rate  for  such  investments,  such as the percentage  of the  prime  rate of a bank,  or the  ninety  one  (91) day U.S.
Treasury Bill rate.

      |X| Inverse  Floaters Have Special  Risks.  Variable rate bonds known as
"inverse  floaters" pay interest at rates that move in the opposite  direction of yields on  short-term  bonds in  response  to market  changes.  As interest rates rise,  inverse  floaters  produce less current income,  and their market value  can  become  volatile.  Inverse  floaters  are a  type  of  "derivative security."  Some  have a "cap,"  so that if  interest  rates  rise  above  the
"cap," the security  pays  additional  interest  income.  If rates do not rise above the  "cap," the Fund will have paid an  additional  amount for a feature that  proves  worthless.  The Fund will not invest  more than 20% of its total assets in inverse floaters.

      |X|  Other  Derivatives.   The  Fund  can  invest  in  other  derivative
securities  that  pay  interest  that  depends  on the  change  in value of an underlying  asset,  interest rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices.

      |X|  "When-Issued"  and "Delayed  Delivery"  Transactions.  The Fund can
purchase  municipal  securities on a  "when-issued"  basis and can purchase or sell such securities on a "delayed  delivery" basis.  Between the purchase and settlement,  no payment is made for the  security  and no interest  accrues to the  buyer  from  the  investment.  There is a risk of loss to the Fund if the value of the when-issued security declines prior to the settlement date.

      |X| Puts and  Stand-By  Commitments.  The  Fund  can  acquire  "stand-by
commitments"   or  "puts"  with   respect  to  municipal   securities.   These
investments  give the Fund the right to sell the  securities at a set price on demand to the issuing  broker-dealer or bank.  However, a security having this feature  may have a lower  interest  rate.  The  Fund  will  acquire  stand-by commitments or puts solely to enhance portfolio liquidity.

      |X|  Illiquid and  Restricted  Securities.  Investments  may be illiquid because of the absence of an active  trading  market,  making it  difficult to value them or dispose of them  promptly  at an  acceptable  price.  Restricted securities  may have terms that limit their  resale to other  investors or may require  registration  under federal  securities  laws before they can be sold publicly.  The Fund  will  not  invest  more  than  15% of its net  assets  in illiquid  securities  and  cannot  invest  more than 10% of its net  assets in restricted  securities.  Certain  restricted  securities that are eligible for resale  to  qualified  institutional  purchasers  may not be  subject  to that limit.  The Manager  monitors  holdings of illiquid  securities  on an ongoing basis  to  determine  whether  to  sell  any  holdings  to  maintain  adequate liquidity.

      |X| Borrowing  for  Investment  Leverage.  The Fund can borrow {money to purchase  additional  securities,  a technique  referred to as "leverage." The
Fund's  borrowings for investment  purposes must be from banks and are limited to not more than 5% of the Fund's total  assets}  [from banks in amounts up to one-third  of its  total  assets  (including  the  amount  borrowed)  less all liabilities and indebtedness  other than borrowings.  It may also borrow up to
5% of its total assets for  temporary  purposes  from any person.  This use of leverage  will subject the Fund to greater costs than funds that do not borrow for  leverage,  and may also make the Fund's  share  price more  sensitive  to interest  rate  changes].  The  interest on borrowed  money is an expense that might reduce the Fund's yield.

      |X| Hedging.  The Fund can purchase and sell futures contracts,  put and call  options,  and enter into interest  rate swap  agreements.  These are all
referred  to  as  "hedging   instruments."  The  Fund  does  not  use  hedging
instruments for speculative  purposes,  and has limits on its use of them. The
Fund does not use  hedging  instruments  to a  substantial  degree  and is not required to use them in seeking its goal.

      Hedging  involves  risks.  If the Manager uses a hedging  instrument  at the wrong time or judges  market  conditions  incorrectly,  the hedge might be unsuccessful  and the strategy could reduce the Fund's return.  The Fund could also  experience  losses if the prices of its futures  and  options  positions were not correlated with its other  investments or if it could not close out a position because of an illiquid market for the future or option.

      Interest  rate  swaps are  subject  to credit  risks and  interest  rate risks.  The Fund  could be  obligated  to pay more  under its swap  agreements than it receives  under them, as a result of interest  rate changes.  The Fund cannot enter into swaps with respect to more than 25% of its total assets.

Portfolio  Turnover.  {The  Fund may  engage in  short-term}  [A change in the securities  held by the Fund is known as  "portfolio  turnover."  The Fund can engage in active  and  frequent]  trading to try to  achieve  its  objective{.
Portfolio  turnover affects brokerage costs the Fund pays and }[, and may have
a] high  portfolio  turnover  {(for  example over 100%) can increase the costs the Fund pays and reduce the performance  of} [rate (for example,  over 100%).
Increased  portfolio  turnover creates higher brokerage and transaction  costs for] the Fund. If the Fund realizes  capital gains when it sells its portfolio
investments,   it  must  generally  pay  those  gains  out  to   shareholders,
increasing their taxable distributions.  The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio  turnover rates during prior fiscal years.

Temporary  [Defensive]  and  Interim  {Defensive}  Investments.  In  times  of unstable  adverse  market or  economic  conditions,  the Fund can invest up to
100%  of  its  total  assets  in  temporary  defensive  investments  that  are inconsistent with the Fund's principal investment strategies.  Generally,  the
Fund's defensive  investments  will be short-term  municipal  securities,  but
could  be  U.S.   government   securities  or   highly-rated   corporate  debt
securities.  The income from some temporary  defensive  investments  might not be tax-exempt,  and therefore when making those investments the Fund might not achieve its objective.

      Under normal  market  conditions,  the Fund can also hold these types of investments  for cash management  purposes  pending the investment of proceeds from the sale of Fund shares or portfolio  securities  or to meet  anticipated redemptions of Fund shares.

How the Fund is Managed

The  Manager.  The  Manager  chooses  the Fund's  investments  and handles its day-to-day  business.  The  Manager  carries  out its  duties,  subject to the policies  established by the Board of Trustees,  under an investment  advisory agreement that states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the Manager and  describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an  investment  advisor  since January 1960.
The Manager and its  subsidiaries  and  [controlled]  affiliates  managed more than  {$125}  [$120]  billion  in assets as of {June}  [September]  30,  2002, including  other  Oppenheimer  funds  with  more  than 7  million  shareholder accounts.  The Manager is located at 498 Seventh  Avenue,  New York,  New York
10018.

      |X| Portfolio Managers. The Fund is managed by a portfolio management team comprised of Ronald Fielding and other investment professionals selected from the Manager's Rochester Division.  This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio.

      Mr. Fielding is a Senior Vice President of the Manager since January
1996 and a Vice President of the Fund.  Mr. Fielding serves in a similar capacity for other Oppenheimer funds.

      |X| Advisory Fees.  Under the investment advisory agreement, the
Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next
$200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.  As a result of the Manager's voluntary assumption of certain
Fund expenses, [which may be amended or withdrawn at any time,] the
Fund's management fee for its last fiscal year ended July 31, 2002 was
..60% of average annual net assets for each class of shares.

{ABOUT YOUR ACCOUNT} [ABOUT your account]

How to Buy Shares

{How Do You Buy Shares?} You can buy shares several ways, as described below.
The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the {Fund's}
[Fund's] shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      {"OppenheimerFunds}["OppenheimerFunds] Distributor, {Inc."} [Inc."]
      Mail it to P.O. Box 5270, Denver, Colorado 80217. If you {don't}
      [don't] list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the {Distributor's} [Distributor's]
      Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      {"AccountLink,"}["AccountLink,"] below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

{How Much Must You Invest? You} [WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST?
In most cases, you] can buy Fund shares with a minimum initial investment of
$1,000 and make additional investments at any time with as little as {$25
(effective} [$50. There are reduced minimums available under the following special investment plans:
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to] November 1, 2002, the {additional purchase amount is $50). There are reduced minimum investments under special investment plans.With Asset Builder Plans, 403(b) plans, Automatic
   Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. The minimum initial investment in any such plan accounts established on or after November 1,
   2002 is $50. The} minimum additional investment {to such plan accounts that were established prior to November 1, 2002 will remain $25. To establish a new Asset Builder Plan account on or after November 1, 2002, you must first invest at least $500.} [will remain $25.]
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order {and sends it to the Distributor}.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the
      Exchange is open for trading (referred to in this Prospectus as a
      {"regular}["regular] business {day")} [day")]. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days.
      All references to time in this Prospectus mean {"Eastern
      time".}["Eastern time."]

      The net asset value per share is determined by dividing the value of the {Fund's} [Fund's] net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the {Fund's} [Fund's] Board of Trustees has established procedures to value the {Fund's} [Fund's] securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time {of day} The New York Stock Exchange closes that day.
      If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the
      {Distributor's} [Distributor's] close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price[, unless your dealer has made alternative arrangements with the Distributor].
      Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
{What Classes of Shares Does the Fund Offer} [WHAT CLASSES OF SHARES DOES THE
FUND OFFER]? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in {"How}["How] Can You Buy Class A Shares?{"} ["] below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in {"How}["How] Can You Buy Class B Shares?{"} ["] below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in {"How}["How] Can You Buy Class C Shares?{" below.} [" below.]
------------------------------------------------------------------------------

{Which Class of Shares Should You Choose} [WHICH CLASS OF SHARES SHOULD YOU
CHOOSE]? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor.
Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The {Fund's}
[Fund's] operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each {investor's} [investor's] financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the
      Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account
      features   may  not  be   available  to  Class  B  {or}  [and]  Class  C
      shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred sales charge) for Class B {or} [and]
      Class C shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account  before  deciding  which  class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of
      Additional Information. Share certificates are {not} [only] available
      {for} [on] Class {B and Class C} [A] shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Also, checkwriting {privileges are} [is] not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases{,} and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that {the} [a] special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases[,] described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire {concessions} [concession] to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
    Amount of Purchase    Front-End Sales  Front-End Sales [  {Concessions}
                          [
                          ]Charge As a [   ]Charge As a [
                          ]Percentage      ]Percentage of    [Concession] As [
                          of [             Net [             ]Percentage of [
                          ]Offering Price  ]Amount Invested  ]Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $50,000             4.75%             4.98%             4.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but [         4.50%             4.71%             4.00%
 ]less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but [        3.50%             3.63%             3.00%
 ]less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but [        2.50%             2.56%             2.25%
 ]less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but [        2.00%             2.04%             1.80%
 ]less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 0.50% of purchases of $1 million or more (other than purchases by retirement plans, which are not permitted in the Fund). That concession will be paid only on purchases that were not previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18 month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the {"Class}["Class] A contingent deferred sales {charge")} [charge")] may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

{How Can You Buy Class B Shares} [HOW CAN YOU BUY CLASS B SHARES]? Class B
shares are sold at net asset value per share without an initial sales charge.
However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase[,] a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge {On}
{which} [Which] Purchase Order {Was}    [on] Redemptions in That Year[
[was] Accepted                          ](As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
{                                       {
}0 - {-}1                               }5.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
{                                       {
}1 - {-}2                               }4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
{                                       {
}2 - {-}3                               }3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
{                                       {
}3 - {-}4                               }3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
{                                       {
}4 - {-}5                               }2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
{                                       {
}5 - {-}6                               }1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[More than 6] {6 and following}         {
                                        }None
--------------------------------------------------------------------------------
In the table,  a  {"year"}["year"]  is a  12[-]month  period.  In applying the contingent  deferred  sales charge,  all purchases are considered to have been made on the first regular  business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares [that] you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can {You} [you] Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

{Distribution and Service} [DISTRIBUTION AND SERVICE] (12b-1) {Plans} [PLANS.]

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.15% of the average annual net assets of Class A shares of the Fund.
      The Board of Trustees can increase that fee to 0.25% of average annual net assets without shareholder approval. Shareholders will be notified of any such change. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
      B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of [up to] 0.15% per year under each plan.
      However, the Board of Trustees can increase that fee to 0.25% of average annual net assets without shareholder approval. Shareholders will be notified {if} [of] any such change.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 0.90% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor pays the 0.15% service fees to dealers in advance for the first year after the shares {were} [are] sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of 3.85% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor retains the Class B asset-based sales charge. See the
      Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 0.90% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.
      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your
{dealer's} [dealer's] settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer
Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to {"How}["How] to Sell
      Shares,{"} ["] below for details.

{Can You Submit Transaction Requests by Fax} [CAN YOU SUBMIT TRANSACTION
REQUESTS BY FAX]? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call
1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

{OppenheimerFunds Internet WebSite} [OPPENHEIMERFUNDS INTERNET WEBSITE]. You
can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com.
Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

{Automatic Withdrawal and Exchange Plans} [AUTOMATIC WITHDRAWAL AND EXCHANGE
PLANS]. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of
Additional Information for details.

{Reinvestment Privilege} [REINVESTMENT PRIVILEGE]. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by using the {Fund's} [Fund's]
checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners[.]

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or {}government securities, or
o     a U.S. national securities exchange, a registered securities association or {}a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Checkwriting. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least {$100. Effective November 1, 2002, this amount will increase to $500 for newly issued checkbooks} [$500].
      Checks written below the stated amount on the check will not be accepted. [However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.]
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

{How Do You Sell Shares by Mail} [HOW DO you SELL SHARES BY MAIL]? Write a
letter of {instructions} [instruction] that includes:
   o  Your name
   o  The {Fund's} [Fund's] name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for [          Send courier or express mail
]requests by mail:                       requests to:
{Send courier or express mail requests   OppenheimerFunds Services]
to:                                      10200 E. Girard Avenue, Building D
OppenheimerFunds Services}               Denver, Colorado {80217 Denver,
OppenheimerFunds Services                Colorado 80231} [80231
P.O. Box 5270
[Denver, Colorado 80217
]

{How Do You Sell Shares by Telephone} [HOW DO you SELL SHARES BY TELEPHONE]?
You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares {held} under a share certificate by telephone.
   o  To redeem shares through a service representative{,} or automatically on PhoneLink, call 1.800.225.5677[.]
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

{Can You Sell Shares Through Your Dealer} [CAN YOU SELL SHARES THROUGH your
DEALER]? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

{How Do Contingent Deferred Sales Charges Affect Redemptions?} [HOW
CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.] If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of
Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption {request).} [request.)]

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information{.}
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   {(1)} [1.]     shares acquired by reinvestment of dividends and capital
      gains distributions,
   {(2)} [2.]     shares held [for] the holding period that applies to the
      class, and
   [3.]     shares held the longest during the holding period.
      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to {"How}["How] to Exchange {Shares"}
[Shares"] in the Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

{How Do You Submit Exchange Requests} [HOW DO you SUBMIT EXCHANGE REQUESTS]?
Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

{Are There Limitations on Exchanges} [ARE THERE LIMITATIONS ON EXCHANGES]?
There are certain exchange policies you should be aware of:
o     Shares are {normally} redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of
      The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.{ However, either Fund may delay the purchase of shares of the Fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.}
o     The interests of the {Fund's} [Fund's] long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as {"market timing."}["market timing."] When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the
      Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market {timer's} [timer's] Fund shares. These factors may hurt the {Fund's} [Fund's] performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the {Fund's} [Fund's] ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the
      Manager believes to be a market timer.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
{Effective September 27, 2002, a} [A] $12 annual fee {will be charged} [is assessed] on any account valued at less than $500. [The fee is automatically deducted from accounts annually on or about the second to last business day of September.] See the Statement of Additional
      Information[, or visit the OppenheimerFunds website, to learn how you can avoid this fee and] for circumstances when this fee will not be
      {charged} [assessed].
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the {Fund's} [Fund's] best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that {can} perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing
      Corporation are responsible for obtaining their {clients'} [clients']
      permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the {Fund's} [Fund's] portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink {(as elected by the shareholder)} within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the
      Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases[,]
      involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the {Fund's} [Fund's] portfolio.
{"Backup Withholding"}["Backup withholding"] of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses {and}[,] reports and privacy notices will be sent to you commencing 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

{Dividends} [DIVIDENDS]. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net [taxable]
investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly-purchased shares until
Federal Funds are available to the Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. Additionally, the amount of those dividends and any other distributions paid on Class B and Class C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and [other]
distributions paid on Class A shares will generally be higher than for Class
B and Class C shares, which normally have higher expenses than Class A
{shares}. The Fund cannot guarantee that it will pay any dividends or other distributions.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in
December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends {andlong-term} [and] capital gains distributions in additional shares of the Fund.
Reinvest {Long-Term Capital Gains Only.Dividends and} [Dividends or] Capital
      Gains. You can elect to reinvest some {long-term capital gains}
      distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving {dividendsother} [the other] types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends {andlong-term} [and] capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      {Oppenheimer fund} [OppenheimerFunds] account you have established.

Taxes.  Dividends  paid  from  net  investment  income  earned  by the Fund on municipal  securities  will  be  excludable  from  gross  income  for  federal
{personal}  income tax  purposes.  {A} [All or a] portion of {a dividend  that is} [the  dividends  paid by the Fund that are] derived from  interest paid on certain  "private  activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax.

     {If the Fund earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

Dividends paid by the Fund from interest on }[Exempt interest dividends earned by residents of New Jersey should not be subject to federal, state, or local income taxes.  The portion of the Fund's dividends that are attributable to income earned on other obligations (not] New Jersey municipal securities[)] will {be exempt from} [normally be subject to] New Jersey personal income taxes.[

     ]Dividends {paid from income from municipal securities of issuers outside New Jersey will normally be subject to New Jersey personal income taxes.

Dividends} and capital gains distributions may be subject to [federal] state or local taxes. {Long-term capital gains are taxable }[Any short-term capital gain distributions are taxable to you as ordinary income.  Any long-term capital gain distributions are taxable to you] as long-term capital gains
{when distributed to shareholders. It does not}[, no] matter how long you have {held your shares. Dividends paid from short-term capital gains are taxable as ordinary income} [owned shares in the Fund.  The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values.  All, or a portion of these gains may be taxable to you as ordinary income rather than capital gains].  Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.[

      ]Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember[,] There May be Taxes on Transactions. Because the Fund's share price fluctuates, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information is only a summary of certain  federal  {personal} [and state] income {tax and New Jersey} tax information about your investment.  You should  consult  with your tax  {adviser}  [advisor]  about  the  effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five [fiscal] years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned {[or lost]}(or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG {LLP,} [LLP,]
the {Fund's} [Fund's] independent auditors, whose report, along with the
{Fund's} [Fund's] financial statements, is included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

 CLASS A       YEAR ENDED JULY 31,                      2002             2001             2000             1999             1998
====================================================================================================================================

 PER SHARE OPERATING DATA

 Net asset value, beginning of period                 $10.89           $10.36           $11.21           $11.58           $11.54
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .53              .55              .53              .55              .58
 Net realized and unrealized gain (loss)                 .08              .51             (.82)            (.36)             .09
                                                      ------------------------------------------------------------------------------
 Total from investment operations                        .61             1.06             (.29)             .19              .67
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.51)            (.53)            (.55)            (.55)            (.59)
 Distributions from net realized gain                     --               --             (.01)            (.01)            (.04)
                                                      ------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.51)            (.53)            (.56)            (.56)            (.63)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $10.99           $10.89           $10.36           $11.21           $11.58
                                                      ==============================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                    5.79%           10.42%           (2.47)%           1.57%            5.96%

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)            $47,305          $39,185          $31,937          $42,289          $33,060
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $42,809          $35,710          $35,286          $38,999          $24,909
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                  4.88%            5.08%            5.26%            4.71%            4.94%
 Expenses                                               0.84%            0.87%            1.09%            1.10%            1.14%(3)
 Expenses, net of voluntary waiver of expenses
 and/or reduction to custodian expenses                 0.63%            0.67%            0.79%            0.63%            0.38%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  26%              27%             101%              70%              46%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    19 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued

 CLASS B       YEAR ENDED JULY 31,                      2002             2001             2000             1999             1998
====================================================================================================================================

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                 $10.90           $10.37           $11.21           $11.58           $11.53
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .45              .47              .47              .47              .50
 Net realized and unrealized gain (loss)                 .08              .51             (.83)            (.37)             .09
                                                     -------------------------------------------------------------------------------
 Total from investment operations                        .53              .98             (.36)             .10              .59
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.43)            (.45)            (.47)            (.46)            (.50)
 Distributions from net realized gain                     --               --             (.01)            (.01)            (.04)
                                                     -------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.43)            (.45)            (.48)            (.47)            (.54)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $11.00           $10.90           $10.37           $11.21           $11.58
                                                     ===============================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                    4.99%            9.58%           (3.11)%           0.81%            5.25%

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)            $43,888          $39,164          $35,338          $44,322          $33,062
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $41,532          $36,447          $38,064          $39,842          $25,556
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                  4.12%            4.34%            4.50%            3.96%            4.17%
 Expenses                                               1.60%            1.62%            1.85%            1.85%            1.89%(3)
 Expenses, net of voluntary waiver of expenses
 and/or reduction to custodian expenses                 1.39%            1.42%            1.55%            1.38%            1.14%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  26%              27%             101%              70%              46%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    20 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

 CLASS C       YEAR ENDED JULY 31,                      2002             2001             2000             1999             1998
====================================================================================================================================

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                 $10.89           $10.36           $11.21           $11.58           $11.53
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .44              .47              .46              .46              .50
 Net realized and unrealized gain (loss)                 .09              .51             (.83)            (.36)             .09
                                                     -------------------------------------------------------------------------------
 Total from investment operations                        .53              .98             (.37)             .10              .59
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.43)            (.45)            (.47)            (.46)            (.50)
 Distributions from net realized gain                     --               --             (.01)            (.01)            (.04)
                                                     -------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.43)            (.45)            (.48)            (.47)            (.54)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $10.99           $10.89           $10.36           $11.21           $11.58
                                                     ===============================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                    4.99%            9.59%           (3.20)%           0.81%            5.24%

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)            $12,664          $ 8,622          $ 7,142          $ 9,732          $ 6,463
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $ 9,831          $ 7,301          $ 8,198          $ 8,483          $ 3,631
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                  4.10%            4.33%            4.51%            3.96%            4.20%
 Expenses                                               1.60%            1.62%            1.85%            1.85%            1.92%(3)
 Expenses, net of voluntary waiver of expenses
 and/or reduction to custodian expenses                 1.39%            1.42%            1.55%            1.38%            1.12%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  26%              27%             101%              70%              46%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    21 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

                          APPENDIX TO PROSPECTUS OF
                    Oppenheimer New Jersey Municipal Fund

      Graphic Material included in the Prospectus of Oppenheimer New Jersey
Municipal Fund: "Annual Total Returns (Class A) (% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer New
Jersey Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the {five
(5)} most recent calendar year ends, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar                            Oppenheimer New Jersey
Year                                Municipal Fund
Ended                               Class A Shares

[12/31/95                             14.42%
12/31/96                              5.44%]
12/31/97                               9.52%
12/31/98                               6.38%
12/31/99                              -8.01%
12/31/00                               9.38%
12/31/01                               3.98%

{Information and Services} [INFORMATION AND SERVICES]

For More Information {About} [on] Oppenheimer New Jersey Municipal Fund:
The following additional information about the Fund is available without charge upon request:

{Statement of Additional Information
}[STATEMENT OF ADDITIONAL INFORMATION.] This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

{Annual and Semi-Annual Reports
}[ANNUAL AND SEMI-ANNUAL REPORTS.] Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information{:}
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:[                ]Call OppenheimerFunds Services toll-free:
                              1.800.CALL.OPP (225.5677)[
------------------------------------------------------------------------------
------------------------------------------------------------------------------
]By Mail:[                    ]Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270[
------------------------------------------------------------------------------
------------------------------------------------------------------------------
]On the Internet:[            ]You can send us a request by e-mail or read {
                              }or down-load documents on the
                              OppenheimerFunds website: {
                              }www.oppenheimerfunds.com[
------------------------------------------------------------------------------
]
Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the {SEC's} [SEC's] e-mail address:
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

[The Fund's shares are distributed by:               [logo]   OppenheimerFunds
Distributor, Inc.]
The Fund's  SEC File No.  {is  811-5867  The  Fund's  shares  are  distributed
}[811-5867              ]
{PR0395.001.0902} [PR0395.001.1102]
Printed on recycled paper. {by: OppenheimerFunds Distributor, Inc.}

------------------------------------------------------------------------------
Oppenheimer Rochester National Municipals
------------------------------------------------------------------------------
------------------------------------------------------------------------------
[(formerly Oppenheimer Florida Municipal Fund)]
------------------------------------------------------------------------------

6803 South Tucson Way, {Englewood,} [Centennial,] Colorado 80112[-3924]
1-800-{525-7048} [CALL-OPP (225-5677)]

Statement of Additional Information dated November 27, {2000} [2002]
{Revised October 1, 2001}

      This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund{, Oppenheimer
Rochester National Municipals (formerly Oppenheimer Florida Municipal Fund),}
and supplements information in the Prospectus dated November 27, {2000 revised October 1, 2001} [2002].  It should be read together with the
Prospectus.  You can obtain the Prospectus by writing to the Fund's Transfer
Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or
by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet {web site} [website] at
www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks......{2}
     The Fund's Investment Policies........................................{2}
     Municipal Securities..................................................{2}
     Other Investment Techniques and Strategies............................{9}
     Investment Restrictions..............................................{23}
How the Fund is Managed...................................................{24}
     Organization and History.............................................{24}
     Trustees and Officers of the Fund....................................{26}
     The Manager .........................................................{32}
Brokerage Policies of the Fund............................................{34}
Distribution and Service Plans............................................{36}
Performance of the Fund...................................................{29}

About Your Account
How To Buy Shares.........................................................{45}
How To Sell Shares........................................................{53}
How to Exchange Shares....................................................{58}
Dividends, Capital Gains and Taxes........................................{60}
Additional Information About the Fund.....................................{63}

Financial Information About the Fund
Independent Auditors' Report..............................................{64}
Financial Statements .....................................................{65}

------------------------------------------------------------------------------
ABOUT THE FUND
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The investment objective {and}[,] the principal investment policies
[and the main risks] of the Fund are described in the Prospectus.  This
Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment
Manager, OppenheimerFunds, Inc., [(the "Manager")] can select for the Fund.
Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the {Fund's} Manager uses in selecting portfolio securities will vary over time.  The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goals.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Fund does not make investments with the objective of seeking capital growth, since that would be inconsistent with its goal of seeking tax exempt income.  However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors, prior to their maturity.  Because the current value of debt securities vary inversely with changes in prevailing interest rates, if interest rates increased after a security is purchased, that security will normally decline in value.
Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.  The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security.  In that case, the Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors.  The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue.  These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Fund may invest are described in the Prospectus under "About the Fund's
Investments."  Municipal securities are generally classified as general obligation bonds, revenue bonds and notes.  A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X| Municipal Bonds.  We have classified municipal securities having a maturity (when the security is issued) of more than one (1) year as
"municipal bonds."  The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "industrial development") bonds.  They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date.  To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is five (5) to ten (10) years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

            |_| General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest.  Issuers of general obligation bonds include states, counties, cities, towns, and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems.  The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited.  Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

            |_| Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects.  Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities;
colleges and universities; and hospitals.

            Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

            |_|  Industrial Development Bonds.  Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

            |_| Private Activity Municipal Securities.  The Tax Reform Act of
1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities.  The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations.  Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt.  However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes.  More stringent restrictions were placed on the use of proceeds of such bonds.
Interest on certain private activity bonds is taxable under the revised rules.  There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3)
bonds, and qualified student loan bonds.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds.  The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the [federal] alternative minimum tax (discussed below) to which certain taxpayers are subject.  The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the Federal alternative minimum tax on individuals and corporations.  There are no limits on the amount of assets the Fund may invest in private activity securities.

      The Federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero.
This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income.  The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations.  Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income.  That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction.  Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit.  Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds.  Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility.  The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue
Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a
"related person" of such a substantial user.  This "substantial user"
provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds.  Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to
"substantial users") of such exempt facilities.  Those entities and persons should consult their tax advisers before purchasing shares of the Fund.

      A "substantial user" of such facilities is defined generally as a
"non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds.  Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X| Municipal Notes.  Municipal securities having a maturity (when the security is issued) of less than one (1) year are generally known as municipal notes.  Municipal notes generally are used to provide for short-term working capital needs.  Some of the types of municipal notes the
Fund can invest in are described below.

            |_|  Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

            |_|  Revenue Anticipation Notes.  These are notes issued in
expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

            |_|  Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

            |_|  Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X|  Municipal Lease Obligations.  The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

            Some municipal lease securities may be deemed to be "illiquid"
securities.  Their purchase by the Fund would be limited as described below in "Illiquid Securities."  From time to time the Fund may invest more than 5%
of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees.  Those guidelines require the Manager to evaluate:

      |_| the frequency of trades and price quotations for such securities;
      |_| the number of dealers or other potential buyers willing to purchase or sell such securities;
      |_| the availability of market-makers; and
      |_| the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources.  That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds.  Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer.  The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.
While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

      |X| Ratings of Municipal Securities.  Ratings by ratings organizations such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating
Services[, a division of the McGraw-Hill Companies, Inc.] ("S&P") and Fitch,
Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate.  However, their ratings are general opinions and are not guarantees of quality.
Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      Lower grade securities may have a higher yield than securities rated in the higher rating categories.  In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities.  As a result they may be harder to sell at an acceptable price.
The additional risks mean that the Fund may not receive the anticipated level of income from these securities[,] and the Fund's net asset value may be affected by declines in the value of lower-grade securities. While securities rated "Baa" by Moody's or "BBB" by S&P are investment grade, they may be subject to special risks and have some speculative characteristics.

      Subsequent to its purchase by the Fund, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security.  To the extent that ratings given by
Moody's, S&P, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded."  The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      The rating definitions of Moody's, S&P and Fitch for municipal securities are contained in Appendix A to this Statement of Additional
Information.  The Fund can purchase securities that are unrated by nationally recognized rating organizations{, the}[.  The] Manager will make its own assessment of the credit quality of unrated issues the Fund buys.  The
Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security.  However, the
Manager's rating does not constitute a guarantee of the quality of a particular issue.

      |X|  Municipal Debt Securities. The Fund can invest in a variety of municipal debt securities to seek its objective. Municipal debt securities are subject to different types of risk, including credit risk and interest rate risk.

         |_|  Credit Risk.  Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due.  In general, lower-grade, higher-yield municipal bonds are subject to credit risk to a greater extent than lower-yield, higher-quality {municipal} [civic]
bonds.

      The Fund's debt investments mainly include high yield,
non-investment-grade municipal bonds (commonly referred to as "junk bonds").
Investment-grade [municipal] bonds are bonds rated at least "Baa" by Moody's, at least "BBB" by {Standard & Poor's} [S&P] or Fitch{,} or that have comparable ratings by another nationally-recognized rating organization.

      In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness.  If securities the Fund buys are unrated, they are assigned a rating by the Manager of comparable quality to bonds having similar yield and risk characteristics within a rating category of a rating organization.

      The Fund does not have investment policies establishing specific maturity ranges for the Fund's investments, and they may be within any maturity range (short, medium or long) depending on the Manager's evaluation of investment opportunities available within the debt securities markets.
Generally, however, it is expected that the Fund's average portfolio maturity will be of a longer average maturity.  The Fund may shift its investment focus to securities of longer maturity as interest rates decline and to securities of shorter maturity as interest rates rise.

            |_|  Interest Rate Risk.  Interest rate risk refers to the
fluctuations in value of debt securities resulting from the inverse relationship between price and yield.  For example, an increase in general interest rates will tend to reduce the market value of already-issued debt investments, and a decline in general interest rates will tend to increase their value.  In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      While the changes in value of the Fund's portfolio securities after they are purchased will be reflected in the net asset value of the Fund's shares, those changes normally do not affect the interest income paid by those securities (unless the security's interest is paid at a variable rate pegged to particular interest rate changes).  However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

            |_|  Special Risks of Lower-Grade Municipal Securities.  The Fund
can invest without limit in lower-grade {municipal} debt securities, and the
Fund will normally invest at least {80%} [50% to 70%] of its {total} [net]
assets in these securities to seek the Fund's main objective.  Lower-grade securities tend to offer higher yields than investment grade securities, but also are subject to greater risks of default by the issuer in its obligations to pay interest and/or repay principal on the maturity of the security.

      "Lower-grade" debt securities are those rated below "investment grade,"
which means they have a rating lower than "Baa" by Moody's or lower than
"BBB" by {Standard & Poor's} [S&P] or Fitch, or similar ratings by other rating organizations.  If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Fund's portfolio of lower-grade securities.
The Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the Fund buys them.

      Some of the special credit risks of lower-grade securities are discussed below.  There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities.  The issuer's low creditworthiness may increase the potential for its insolvency.  An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn.  An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal.

      To the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      While securities rated "Baa" by Moody's or "BBB" by {Standard & Poor's}
[S&P] or Fitch are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics.  Definitions of the debt security ratings categories of the principal rating organizations are included in Appendix A to this Statement of Additional Information.

Other Investment Techniques and Strategies.  In seeking its objective, the
Fund may from time to time employ the types of investment strategies and investments described below.  It is not required to use all of these strategies at all times, and at times may not use them.

      |X| Portfolio Turnover.  {The Fund may engage in some short-term trading to seek its objective. Portfolio turnover can} [A change in the securities held by the Fund from buying and selling investments is known as
"portfolio turnover."  Short-term trading increases the rate of portfolio turnover and could] increase the Fund's transaction costs{(and reduce its performance). However, in most cases the Fund does not pay brokerage commissions on debt securities it trades, so active trading is not expected to increase Fund expenses greatly. While securities trading can cause the
Fund to realize gains that are distributed to shareholders as taxable distributions}[.  However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve capital gains, because they would not be tax-exempt income.  To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations.  It may also do so to dispose of a portfolio security prior to its maturity.  That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares.  In those cases, the Fund may realize a capital gain or loss on its investments].

      |X| Floating Rate and Variable Rate Obligations.  Variable rate demand obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligation.

      The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the ninety-one (91) day
U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one (1)
year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one (1) year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one (1) year and upon no more than thirty (30) days'
notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest.  Generally the issuer must provide a specified number of days' notice to the holder.  Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven (7) days are subject to the Fund's limitations on investments in illiquid securities.

      |X| Inverse Floaters and Other Derivative Investments.  Inverse
floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax exempt interest rates.  As long as the municipal yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates.  If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond.  The Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings.  In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock option."

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment.  Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations.  "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates.  When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful.  However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      Inverse floaters are a form of derivative investment. Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities.  However, these techniques could result in losses to the
Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments.
These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X| "When-Issued" and "Delayed Delivery" Transactions.  The Fund can
purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" (or "forward commitment") basis.
"When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  Normally the settlement date is within six (6) months of the purchase of municipal bonds and notes.  However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six (6) months and possibly as long as two (2) years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund.  No income begins to accrue to the
Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation.  When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction.  Their failure to do so may cause the
Fund to lose the opportunity to obtain the security at  a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify on its books liquid {assets} [securities of any type] at least equal to the value of purchase commitments until the
Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|  Zero-Coupon Securities.  The Fund may buy zero-coupon and delayed interest municipal securities.  Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.
This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.
Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Puts and Standby Commitments.  When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser.  The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise.  A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks.  The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised.  If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party.  The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised.
However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the
Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security.  Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires.  Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X| Repurchase Agreements.  The Fund may acquire securities subject to repurchase agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities.

      In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Fund's Board of Trustees from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one (1) to five (5) days of the purchase.  Repurchase agreements having a maturity beyond seven (7) days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven (7) days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act [of 1940 ("Investment Company Act")], are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.

      The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.  However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      [Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments.  For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The
Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The
Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.]

      |X| Illiquid and Restricted Securities.  The Fund has percentage limitations that apply to purchases of illiquid and restricted securities, as stated in the Prospectus.  The Manager monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      |X| Borrowing for Leverage.  The {1940} [Investment Company] Act
imposes certain restrictions on the borrowing activities of mutual funds.
The restrictions on borrowing are designed to protect shareholders and their investment in a fund by limiting a fund's ability to leverage its assets.
Leverage exists when a fund has the right to a return on an investment that exceeds the amount the fund contributed to the investment.  Borrowing money to make an investment is an example of how a fund leverages its assets.  The use of leverage exposes shareholders and their investments in a fund to a greater risk of loss.  For example, borrowing may cause the value of a fund's shares to be more volatile than if the fund did not borrow.  A fund's borrowing policy must be a fundamental investment policy.  {Under the 1940
Act, the maximum amount} [Currently, under the Investment Company Act, ]a mutual fund {currently} may borrow [only] from banks {is }[and the maximum amount it may borrow is up to] one-third of its total assets (including the amount borrowed){. A fund may } [less all liabilities and indebtedness other than borrowing.  The Fund may also] borrow up to 5% of its total assets for temporary purposes from any person.  [Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within
60 days and not extended or renewed.]

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns.  If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage.  The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds.  Additionally, the
Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      |X| Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions [approved by the Fund's
Board of Trustees].  These loans are limited to not more than 25% of the value of the Fund's total assets. {There are risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities.} The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      [There are risks in connection with securities lending.  The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year.] The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities{,}[.]  It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral.  Either type of interest may be shared with the borrower.
The Fund may pay reasonable finder's, [custodian and] administrative or other fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five (5) days' notice or in time to vote on any important matter.

      |X| Hedging.  The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons.  To do so the
Fund could:

      |_| sell interest rate futures or municipal bond index futures,
      |_| buy puts on such futures or securities, or
      |_| write covered calls on securities, [broadly-based municipal bond indices,] interest rate futures or municipal bond index futures. [

      ]The Fund can also write covered calls on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt.
Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities.  In that case the Fund would normally seek to purchase the securities, and then terminate that hedging position.  For this type of hedging, the Fund could:

      |_| buy interest rate futures or municipal bond index futures, or
      |_| buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below.  The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market.
The particular hedging instruments the Fund can use are described below.  The
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective, are approved by its Board, and are permissible under applicable regulations governing the Fund.

      |_| Futures.  The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash.  The obligation under the contract may also be satisfied by entering into an offsetting contract.
The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      No money is paid or received by the Fund on the purchase or sale of a futures contract.  Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker").
Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name.  However, the futures broker can gain access to that account only under certain specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then realized by the Fund on the {Future} [future] for tax purposes.  Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction.  All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold.  For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future).  The Fund would benefit if municipal bonds outperform U.S. Treasury
Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities).
For example, if a bond has an effective duration of three (3) years, a 1%
increase in general interest rates would be expected to cause the value of
the bond to decline about 3%.    There are risks that this type of futures
strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (for example, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

      |_| Put and Call Options.  The Fund can buy and sell certain kinds of put options (puts) and call options (calls).  These strategies are described below.

      |_|  Writing Covered Call Options.  The Fund can write (that is, sell)
call options.  The Fund's call writing is subject to a number of restrictions:
(1)   After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2)   Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ, the automated quotation system of The
         Nasdaq Stock Market, Inc. or traded in the over-the-counter market.
(3)   Each call the Fund writes must be "covered" while it is outstanding.
         That means the Fund must own the investment on which the call was written.

      When the Fund writes a call on a security, it receives cash (a premium).  The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period.  The call period is usually not more than nine (9) months.  The exercise price may differ from the market price of the underlying security.
The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is unlikely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities.  In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.  The
Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities.  The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction.  A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received.  Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

      The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract.  To do so, at the time the call is written, the Fund must cover the call by segregating in escrow [in all appropriate cases] an equivalent dollar value of liquid assets identified on the Fund's books.  The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future.  Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

            |_|  Purchasing Calls and Puts.  The Fund may buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures.  It can also buy calls to close out a call it has written, as discussed above.  Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ, or traded in the over-the-counter market.  A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets. { The aggregate premiums paid on all options that the Fund holds at any time are limited to 20% of the Fund's total assets. The aggregate margin deposits on all futures or options on futures at any time will be limited to 5% of the Fund's total assets.}

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium.  For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call.  If the call is not either exercised or sold
(whether or not at a profit), it will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment.  Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      The Fund may buy only those puts that relate to securities that the
Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).  The
Fund may not sell puts other than puts it has previously purchased.

      When the Fund purchases a put, it pays a premium.  The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price.
Puts on municipal bond indices are settled in cash.  Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price.  If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to sell the underlying investment.  A put may be sold prior to expiration (whether or not at a profit).

      |_| Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.
[The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.]

      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions.  The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although [
]the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call [or put], or buys or sells an underlying investment in connection with the exercise of a call or put.  Such commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities.  The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities.  It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio might decline.  If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities.
However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.  To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged.  It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets.
All participants in the futures markets are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market may decline.  If the Fund then concludes not to invest in such securities because of concerns that there may be further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

      An option position may be closed out only on a market that provides secondary trading for options of the same series.  There is no assurance that a liquid secondary market will exist for a particular option.  If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could incur losses.

      |_| Interest Rate Swap Transactions. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they may swap a right to receive floating rate payments for fixed rate payments.  The Fund can enter into swaps only on securities it owns.  The Fund may not enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement.  If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party.  Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions established by the Commodity Futures Trading Commission (the
"CFTC").  In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of
Rule 4.5 adopted by the CFTC.  That Rule does not limit the percentage of the
Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging {osition} [position].  However, under the
Rule the Fund must limit its aggregate initial futures margin and related options premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the
Rule.  Under the Rule, the Fund also must use short futures and options on futures positions solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by the option exchanges.  The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert.  Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under [interpretations of staff members of the Securities and Exchange
Commission regarding applicable provisions of] the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must {maintain} [segregate] cash or readily marketable short-term debt instruments in an amount equal to the {market value of the investments underlying} [purchase price of ]the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by its custodian bank. [Accordingly, segregated accounts will be maintained for these and all other derivative transactions, as required by the
Investment Company Act.]

      |X| Temporary Defensive Investments. The securities the Fund can invest in for temporary defensive purposes include the following:

            |_|  short-term municipal securities;
            |_| obligations issued or guaranteed by the U.S. Government or
          its agencies or instrumentalities;
             |_| corporate debt securities rated within the three highest
          grades by a nationally recognized rating agency;
             |_| commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and
             |_| certificates of deposit of domestic banks with assets of $1 billion or more.

      |X| Taxable Investments. While the Fund can invest up to 20% of its
{total assets }[net assets (plus borrowings for investment purposes)] in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.  To the extent it invests in taxable securities, the Fund would not be able to meet its objective of providing tax exempt income to its shareholders.  Taxable investments include, for example, hedging instruments, repurchase agreements, and some of the types of securities it would buy for temporary defensive purposes.

Investment Restrictions

      |X| What Are "Fundamental Policies?"  Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_| more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such.  The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

      |_| The Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to municipal securities in general, to securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to securities issued by investment companies.

      |_| The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies.

      |_| The Fund cannot invest in real estate. This restriction shall not prevent the Fund from investing in municipal securities or other permitted securities that are secured by real estate or interests in real estate.

      |_| The Fund cannot make loans except (a) by lending portfolio
securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through repurchase agreements, and (d) through an interfund lending program with other affiliated funds.  No loan may be made through interfund lending if, as a result, the aggregate of those loans would exceed 33 1/3% of the value of the Fund's total assets (taken at market value at the time the loan is made).

      |_| The Fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

      |_| The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      [The Fund cannot invest in other investment companies except to the extent permitted by the Act. The Fund would be permitted under this policy to invest its assets in the securities of one or more open-end management investment company for which the Manager, one of its affiliates or a successor is the investment advisor or sub-advisor. That fund or funds must have substantially the same fundamental investment objective, policies and limitations as the Fund. The Fund's policy not to concentrate its investments, as described above, also would permit the Fund to adopt a
"master-feeder" structure. Under that structure, the Fund would be a "feeder"
fund and would invest all of its assets in a single pooled "master fund" in which other feeder funds could also invest. This could enable the Fund to take advantage of potential operational and cost efficiencies in the master-feeder structure. The Fund has no present intention of adopting the master-feeder structure. If it did so, the Prospectus and this Statement of
Additional Information would be revised accordingly.]

      |X| Does the Fund Have Other Restrictions that are Not Fundamental
Policies?

      The Fund has several additional restrictions on its investment policies that are not fundamental, which means that they can be changed by the Board of Trustees, without obtaining shareholder approval.

      |_| The Fund cannot invest in securities or other investments other than municipal securities, the temporary investments described in its
Prospectus, repurchase agreements, covered calls, private activity municipal securities and hedging instruments described in "About the Fund" in the
Prospectus or this Statement of Additional Information.

      |_| The Fund will not invest more than 10% of its net assets in securities which are restricted as to disposition under the federal securities laws, except that the Fund may purchase without regard to this limitation restricted securities which are eligible for resale pursuant to
Rule 144A under the Securities Act of 1933.

      |_| The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign its assets to secure a debt.  However, the use of escrow or other collateral arrangements in connection with the Fund's policy on borrowing and hedging instruments is permitted.

      |_| The Fund cannot buy or sell futures contracts other than interest rate futures and municipal bond index futures.

      |_| The Fund cannot purchase securities other than hedging instruments on margin. However, the Fund may obtain short-term credits that may be necessary for the clearance of purchases and sales of securities.

      |_| The Fund cannot sell securities short.

Diversification.   The Fund intends to be "diversified" as defined in the
Investment Company Act and to satisfy the restrictions against investing too much of its assets in any "issuer" as set forth in the restrictions above.

      The Fund limits its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the
Internal Revenue Code.  By qualifying, it does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders.  To qualify, the Fund must meet a number of conditions.  First, not more than 25%
of the market value of the Fund's total assets may be invested in the securities of a single issuer.  Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2)
the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

      The identification of the issuer of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer.
Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction Against Concentration.  To implement its policy not to concentrate its assets, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  Those industry classifications are not a fundamental policy.

      In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry.  That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation.  Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval. The Manager has no present intention of investing more than 25% of the Fund's total assets in securities paying interest from revenues of similar type projects or in industrial development bonds. This is not a fundamental policy and therefore could be changed without shareholder approval.  However, if that change were made, the
Prospectus or this Statement of Additional Information would be supplemented to reflect the change.

How the Fund Is Managed

Organization and History.  The Fund is a series of a Massachusetts business trust that was originally organized in 1989, as a trust having one series.
In 1993 it was reorganized to be a multi-series business trust (now called
Oppenheimer Multi-State Municipal Trust).  The Fund [(formerly known as
Oppenheimer Florida Municipal Fund)] was added as a separate series of that
Trust in June 1993. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest.  Each of the three series of the Trust is a separate fund that issues its own shares, has its own investment portfolio, and has its own assets and liabilities.

{The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The
Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.
Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.}

Classes of Shares.  The {Board of} Trustees {has the power} [are  authorized], without  shareholder  approval,  to {divide} [create new series and classes of shares.  The Trustees may  reclassify]  unissued  shares of the Fund into {two or more  classes.  The  Board  has done so,  and the  }[additional  series  or classes of shares.  The  Trustees  also may divide or combine  the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a  shareholder  in the Fund.  Shares do not have  cumulative  voting  rights or  preemptive  or  subscription  rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The] Fund currently has three classes of shares{,}[:] Class A, Class B and Class C.  [All classes invest in the same investment portfolio.]  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which {the} interests of one class are different from {the} interests of another class, and
o     votes as a class on matters that affect that class alone.

      {All classes invest in the same investment portfolio.} Shares are freely transferable{. Each}[, and each] share [of each class] has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

{The Trustees are authorized to create new series and classes of shares. The
Trustees may reclassify unissued shares of the Fund into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.}

Meetings of  Shareholders.  As a series of {a}  Massachusetts  business trust, the Fund is not required to hold,  and does not plan to hold,  regular  annual meetings of  shareholders.  The Fund will hold meetings when required to do so by the  Investment  Company  Act or other  applicable  law. It will also do so when a  shareholder  meeting is called by the Trustees or upon proper  request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least {ten
(10)} [10] shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the [Fund's] shareholder {lists} [list] available to the applicants or mail their communication to all other shareholders at the
{applicants'} [applicants'] expense. The shareholders making the request must have been shareholders for at least six {(6)} months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the
{Fund's} [Fund's] outstanding shares{, whichever is less}. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder  and Trustee  Liability.  The  {Fund's}  [Fund's]  Declaration  of
Trust contains an express  disclaimer of shareholder or Trustee  liability for the {Fund's} [Fund's]  obligations.  It also provides for  indemnification and reimbursement  of expenses out of the Fund's property for any shareholder held personally  liable for its  obligations.  The Declaration of Trust also states that upon  request,  the Fund  shall  assume  the  defense  of any claim  made against a shareholder  for any act or obligation of the Fund and shall satisfy any  judgment on that claim.  Massachusetts  law  permits a  shareholder  of a business trust (such as the {trust of which the Fund is a series)}  [Fund)] to
be  held  personally   liable  as  a   {"partner"}["partner"]   under  certain
circumstances.  However, the risk that a Fund shareholder will incur financial loss from  being  held  liable as a  "partner"  of the Fund is  limited to the relatively remote  circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. {The contracts further states that} [Additionally,] the Trustees shall have no personal liability to any such person, to the extent permitted by law.

[Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the
Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee, a Study Committee and a
Proxy Committee.  The members of the Audit Committee are Kenneth Randall
(Chairman), Benjamin Lipstein and Edward Regan.  The Audit Committee held 5 meetings during the Fund's fiscal year ended July 31, 2002. The Audit
Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the
Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

      The members of the Study Committee are Benjamin Lipstein (Chairman),
Robert Galli and Elizabeth Moynihan.  The Study Committee held 8 meetings during the Fund's fiscal year ended July 31, 2002. The Study Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act and other applicable law, among other duties as set forth in the
Committee's charter.

      The members of the Proxy Committee are Edward Regan (Chairman), Russell
Reynolds and Clayton Yeutter.  The Proxy Committee held one meeting during the Fund's fiscal year ended July 31, 2002.  The Proxy Committee provides the
Board with recommendations for proxy voting and monitors proxy voting by the
Fund.]

Trustees and Officers of the Fund. {The Fund's} [Except for Mr. Murphy, each of the Trustees is an independent trustee of the Fund ("Independent
Trustee"). Mr. Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the
Manager, and as a shareholder of its parent company.

      The Fund's] Trustees and officers and their [positions held with the
Fund and length of service in such position(s) and their] principal occupations and business affiliations {and occupations} during the past five
{(5) years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company
Act} [years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees]. All of the Trustees are {Trustees or Directors}
[also trustees or directors] of the following {New York-based} [publicly offered] Oppenheimer funds [(referred to as "Board I Funds")]:

                                        Oppenheimer  {Large Cap}  [International]
Oppenheimer California Municipal Fund   Growth Fund
                                        Oppenheimer  International  Small Company
Oppenheimer Capital Appreciation Fund[  Fund
]Oppenheimer Capital Preservation Fund  Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund{
Oppenheimer Emerging Growth Fund}       Oppenheimer Multi-Sector Income Trust
Oppenheimer {Enterprise Fund
Oppenheimer}  Emerging   {Technologies}
[Growth] Fund                           Oppenheimer Multi-State Municipal Trust
Oppenheimer      {Europe}     [Emerging
Technologies] Fund                      Oppenheimer Municipal Bond Fund
Oppenheimer {Global} [Enterprise] Fund  Oppenheimer New York Municipal Fund
Oppenheimer  {Global  Growth &  Income}
[Europe] Fund                           Oppenheimer Series Fund, Inc.
Oppenheimer  {Gold &  Special  Minerals
Fund   Oppenheimer   U.S.    Government
Trust   Oppenheimer   Growth}  [Global]
Fund                                    Oppenheimer Trinity Core Fund
Oppenheimer    {International   Growth}
[Global Growth & Income Fund            Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer  Gold &  Special  Minerals]
Fund                                    Oppenheimer Trinity Value Fund
Oppenheimer     {International    Small
Company  Fund  Oppenheimer  World  Bond
Fund   } [Growth Fund                   Oppenheimer U.S. Government Trust
]
      {Ms. Macaskill and Messrs.  Spiro,  Donohue,  Zack,  Wixted,  Bishop and
Farrar  respectively  hold the same  offices  with the  other  New  York-based
Oppenheimer  funds as with the Fund. As of November 15, 2000, the Trustees and
Officers of the Fund as a group owned of record or  beneficially  more than 1%
of the  outstanding}  [In addition to being a trustee or director of the Board
I Funds,  Mr.  Galli is also a director or trustee of 10 other  portfolios  in the OppenheimerFunds complex. Present or former officers,  directors, trustees and employees (and their  immediate  family  members) of the Fund, the Manager and its  affiliates,  and  retirement  plans  established  by them  for  their employees  are  permitted  to  purchase]  Class A  shares  of the Fund and {no shares  of  Class B or C} [the  other  Oppenheimer  funds at net  asset  value without sales  charge.  The sales charges on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

      Messrs. Murphy, Masterson, Molleur, Vottiero, Wixted, Zack, Fielding
and Tanner and Mses. Bechtolt, Feld and Ives, respectively, hold the same offices with one or more of the other Board I Funds as with the Fund.  As of
November 5, 2002, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund]. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. {Ms. Macaskill and Mr. Donohue are trustees of that plan.

}[In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager or Distributor of the Board I Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

|X|   Affiliated Transactions and Material Business Relationships. Mr.
Reynolds has reported that he has a controlling interest in The Directorship
Search Group, Inc. ("The Directorship Search Group"), a director recruiting firm that provided consulting services to Massachusetts Mutual Life Insurance
Company (which controls the Manager) for fees aggregating $110,000 from
January 1, 2000 through December 31, 2001, an amount representing less than
5% of the annual revenues of The Directorship Search Group.  Mr. Reynolds estimates that The Directorship Search Group will bill Massachusetts Mutual
Life Insurance Company $150,000 for services to be provided during the calendar year 2002.

      The Independent Trustees have unanimously (except for Mr. Reynolds, who abstained) determined that the consulting arrangements between The
Directorship Search Group and Massachusetts Mutual Life Insurance Company
were not material business or professional relationships that would compromise Mr. Reynolds' status as an Independent Trustee. Nonetheless, to assure certainty as to determinations of the Board and the Independent
Trustees as to matters upon which the Investment Company Act or the rules thereunder require approval by a majority of Independent Trustees, Mr.
Reynolds will not be counted for purposes of determining whether a quorum of
Independent Trustees was present or whether a majority of Independent
Trustees approved the matter.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
]Leon Levy, [       ]General   Partner   [(since   1982)]  of     $0         $0
]Chairman of the    Odyssey   Partners,    L.P.   (investment
Board of Trustees,  partnership)  {(since 1982)} and Chairman
{Age: 75.           [of the  Board  (since  1981)]  of Avatar
}[Trustee since     Holdings,      Inc.      (real     estate
1993]               development).  [Oversees 31 portfolios in
{280 Park Avenue,   the OppenheimerFunds complex.
New York, NY 10017
}[Age: 77
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
] {Donald W.        A   trustee   or   director]   of   other Over          Over
Spiro, Vice         Oppenheimer funds.  Formerly {he held the  $100,000   $100,000
Chairman of the     following   positions:}   Vice   Chairman
Board of Trustees,  (October   1995-December  1997)  [of  the
Age: 74.            Manager.  Oversees 41  portfolios  in the
399 Ski Trail,      OppenheimerFunds complex.
Smoke Rise, New
Jersey 07405
Formerly he held
the following
positions:
Chairman Emeritus
(August 1991 -
August 1999),
Chairman (November
1987 - January
1991) and a
director (January
1969 - August
1999) of the
Manager; President
and Director of
OppenheimerFunds
Distributor, Inc.,
a subsidiary of
the Manager and
the Fund's
Distributor (July
1978 January 1992).

Bridget A.
Macaskill*,
Trustee; Age: 53.
6803 South Tucson
Way, Englewood,
Colorado 80112
Formerly Ms.
Macaskill held the
following
positions:
Chairman (August
2000 June 2001),
Chief Executive
Officer (September
1995 June 2001)
and a director
(December 1994
June 2001) of the
Manager; President
(September 1995
June 2001) and a
director (October
1990 June 2001) of
Oppenheimer
Acquisition Corp.,
the Manager's
parent holding
company;
President, Chief
Executive Officer
and a director
(March 2000 June
2001) of OFI
Private
Investments, Inc.,
an investment
adviser subsidiary
of the Manager;
Chairman and a
director of
Shareholder
Services, Inc.
(August 1994 June
2001) and
Shareholder
Financial
Services, Inc.
(September 1995
June 2001),
transfer agent
subsidiaries of
the Manager;
President (since
September 1995)
and a director
(November 1989
June 2001) of
Oppenheimer
Partnership
Holdings, Inc., a
holding company
subsidiary of the
Manager; President
and a director
(October 1997 June
2001) of
OppenheimerFunds
International
Ltd., an offshore
fund management
subsidiary of the
Manager and of
Oppenheimer
Millennium Funds
plc; a director of
HarbourView Asset
Management
Corporation (July
1991 June 2001)
and of Oppenheimer
Real Asset
Management, Inc.
(since July 1996),
investment adviser
subsidiaries of
the Manager; a
director (April
2000 June 2001) of
OppenheimerFunds
Legacy Program, a
charitable trust
program
established by the
Manager; President
and a trustee of
other Oppenheimer
funds; President
of the Manager
(June 1991 August
2000); a director
(until March 2001)
of Prudential
Corporation plc (a
U.K. financial
service company).

}Robert G. Galli,[
]Trustee{, Age:
67.
19750 Beach Road,
Jupiter, FL 33469
A Trustee or
Director} [since
1993
         Age: 69
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
] {and Executive    ]The  Director   [(since  1991)]  of  the     $0        Over
Vice President      Institute for Advanced Study,  Princeton,             $100,000
(December 1977 -    N.J.[,  director]  (since  {1991)} [2001)
October 1995) of    of  GSI  Lumonics]  and a  member  of the
the Manager;        National   Academy  of  Sciences   (since
Executive Vice      1979);     formerly    (in     descending
President and a     chronological   order)  a   director   of
director (April     Bankers  Trust  Corporation,  Provost and
1986 - October      Professor   of    Mathematics   at   Duke
1995) of            University,   a  director   of   Research
HarbourView Asset   Triangle Institute,  Raleigh, N.C., and a
Management          Professor  of   Mathematics   at  Harvard
Corporation.        University.  [Oversees 31  portfolios  in
                    the OppenheimerFunds complex.
}Phillip A.
Griffiths,
Trustee, {Age: 62.
}[since 1999]
         {97 Olden
            Lane,
            Princeton,
            N. J.
            08540
         }[Age: 64
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
]Benjamin           ]Professor  Emeritus of Marketing,  Stern
Lipstein,           Graduate      School     of      Business     $0        Over
Trustee{, Age: 77.  Administration,   New  York   University.             $100,000
591 Breezy Hill     [Oversees    31    portfolios    in   the
Road, Hillsdale,    OppenheimerFunds complex.
N.Y. 12529
} [since 1993
Age: 79
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joel W. Motley,     Director (January 2002-present),
Trustee since 2002  Columbia Equity Financial Corp.
Age: 50             (privately-held financial adviser);
                    Managing Director (January                $01            $01
                    2002-present), Carmona Motley, Inc.
                    (privately-held financial adviser);
                    Formerly he held the following
                    positions: Managing Director (January
                    1998-December 2001), Carmona Motley
                    Hoffman Inc. (privately-held financial
                    adviser); Managing Director (January
                    1992-December 1997), Carmona Motley &
                    Co. (privately-held financial adviser).
                    Oversees 31 portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
]Elizabeth B.       ]Author and  architectural  historian;  a
Moynihan, [         trustee of the Freer  Gallery of Art [and
]Trustee{, Age:     Arthur M. Sackler  Gallery]  (Smithsonian     $0     $50,001-$100,000
71.                 Institute),   {Executive   Committee   of
801 Pennsylvania    Board  of}  Trustees   [Council]  of  the
Avenue, N.W.,       National  Building  Museum;  a member  of
Washington, D.C.    the   Trustees   Council,    Preservation
20004               League of New York  State.  [Oversees  31
} [since 1993       portfolios   in   the    OppenheimerFunds
         Age: 73    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
]Kenneth A.         ]A director of Dominion  Resources,  Inc.
Randall, Trustee{,  (electric  utility  holding   company){,}
Age: 73.            [and  Prime  Retail,  Inc.  (real  estate
6 Whittaker's       investment  trust);  formerly  a director     $0        Over
Mill,               of]  Dominion  Energy,   Inc.   (electric             $100,000
Williamsburg,       power  and  oil  &  gas  producer),  {and
Virginia 23185      Prime   Retail,    Inc.    (real   estate
} [since 1993       investment  trust);  formerly}  President
Age: 75             and  Chief   Executive   Officer  of  The
                    Conference  Board,  Inc.   (international
                    economic  and  business  research)  and a
                    director of  Lumbermens  Mutual  Casualty
                    Company,   American  Motorists  Insurance
                    Company   and   American    Manufacturers
                    Mutual  Insurance  Company.  [Oversees 31
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
]Edward V. Regan, [ President,   Baruch   College,   CUNY;  a
]Trustee{, Age:     director   of   RBAsset    (real   estate
70.                 manager);   a  director   of   OffitBank;     $0     $50,001-$100,000
40 Park Avenue,     formerly  Trustee,  Financial  Accounting
New York, New York  Foundation   (FASB  and  GASB),]   Senior
10016               Fellow   of   Jerome    Levy    Economics
Chairman of         Institute,  Bard College{;  a director of
Municipal           RBAsset   (real   estate   manager);    a
Assistance          director    of    OffitBank;     Trustee,
Corporation for     Financial  Accounting   Foundation  (FASB
the City of New     and GASB);  President,  Baruch College of
York;} [since 1993  the   City   University   of  New   York;
Age: 72             formerly}[,    Chairman   of    Municipal
                    Assistance  Corporation  for the  City of
                    New  York,]  New York  State  Comptroller
                    and  {trustee,}  [Trustee  of]  New  York
                    State   and   Local    Retirement   Fund.
                    [Oversees 31 investment  companies in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
]Russell S.         Chairman    (since    1993)]    of    The
Reynolds, Jr.,[     Directorship     Search    Group,    Inc.
]Trustee{, Age:     (corporate   governance   consulting  and     $0     $10,001-$50,000
68.                 executive  recruiting);  {a  director  of
8 Sound Shore       Professional   Staff   Limited   (a  U.K.
Drive, Greenwich,   temporary  staffing   company);}  a  life
Connecticut 06830   trustee    of     International     House
Chairman } [since   (non-profit  educational   organization),
1993                and  a  trustee  [(since  1996)]  of  the
Age: 70             Greenwich  Historical Society.  [Oversees
                    31  portfolios  in  the  OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Donald W. Spiro,    Chairman  Emeritus  (since  January 1991)
Vice Chairman of    of  the  Manager.   Formerly  a  director
the Board of        (January   1969-August   1999)   of   the     $0        Over
Trustees,           Manager.  Oversees 31  portfolios  in the             $100,000
Trustee since 1993  OppenheimerFunds complex.
Age: 76
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
]Clayton K.         Of  Counsel   (since   1993)],   Hogan  &     ]           ]
Yeutter, Trustee{,  Hartson (a {Washington,  D.C.} law firm).
Age: 69.            Other   directorships:   {Allied   Zurich {Andrew       {6803
10475 E. Laurel     Pl.c;  ConAgra,  Inc.;  FMC  Corporation; J.            South
Lane, Scottsdale,   Farmers  Group Inc.;  Oppenheimer  Funds; Donohue,     Tucson
Arizona 85259       Texas      Instruments      Incorporated; Secretary,    Way,
Of Counsel} [since  Weyerhaeuser  Co. and Zurich  Allied AG.} Age: 50.   Englewood,
1993                [Caterpillar,   Inc.   (since  1993)  and    }[$0     Colorado
Age: 71             Weyerhaeuser  Co. (since 1999).  Oversees              80112}
                    31  portfolios  in  the  OppenheimerFunds            [$50,001-$100,000
                    complex.
-------------------------------------------------------------------------------------
]
      {Executive Vice President (since January 1993), General Counsel (since
October 1991) and a Director (since September 1995) of the Manager; Executive
Vice President and General Counsel (since September 1993) and a director
(since January 1992) of OppenheimerFunds Distributor, Inc.; Executive Vice
President, General Counsel and a director (since September 1995) of
HarbourView Asset Management Corporation, Shareholder Services, Inc.,
Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings,
Inc.; President and a director of Centennial Asset Management Corporation
(since September 1995); and of Oppenheimer Real Asset Management, Inc. (since
July 1996); Vice} [The address of Mr. Murphy in the chart below is 498
Seventh Avenue, New York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service   Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,     Chairman,  Chief  Executive  Officer  and
President and       director  (since June 2001) and President
Trustee since 2001  (since  September  2000) of the  Manager;
Age: 53             President  and a  director  or trustee of     $0        Over
                    other  Oppenheimer  funds;] President and             $100,000
                    a  director   (since  {October  1997)  of
                    OppenheimerFunds  International  Ltd. and
                    Oppenheimer    Millennium    Funds   plc;
                    General  Counsel  (since  May  1996)  and
                    Secretary   (since   April  1997)}  [July
                    2001)] of Oppenheimer  Acquisition  Corp.
                    [(the Manager's  parent holding  company)
                    and of Oppenheimer  Partnership Holdings,
                    Inc.  (a holding  company  subsidiary  of
                    the Manager);  a director (since November
                    2001)  of  OppenheimerFunds  Distributor,
                    Inc.  (a   subsidiary  of  the  Manager);
                    Chairman  and  a  director   (since  July
                    2001)   of]{;   an   officer   of   other
                    Oppenheimer funds.

                    Robert J.  Bishop,  Assistant  Treasurer,
                    Age: 41.
                    6803   South   Tucson   Way,   Englewood,
                    Colorado 80112
                    Vice  President  of  the   Manager/Mutual
                    Fund  Accounting  (since  May  1996);  an
                    officer  of  other   Oppenheimer   funds;
                    formerly an Assistant  Vice  President of
                    the   Manager/Mutual    Fund   Accounting
                    (April  1994  - May  1996),  and  a  Fund
                    Controller for the Manager.

                    Scott  T.  Farrar,  Assistant  Treasurer,
                    Age: 36.
                    6803   South   Tucson   Way,   Englewood,
                    Colorado 80112
                    Vice  President  of  the   Manager/Mutual
                    Fund   Accounting   (since   May   1996);
                    Assistant    Treasurer   of   Oppenheimer
                    Millennium   Funds  plc  (since   October
                    1997);  an officer  of other  Oppenheimer
                    Funds;   formerly   an   Assistant   Vice
                    President  of  the  Manager/Mutual   Fund
                    Accounting  (April 1994 - May 1996),  and
                    a Fund Controller for the Manager.

                    Brian W. Wixted, Treasurer, Age: 41.
                    6803   South   Tucson   Way,   Englewood,
                    Colorado 80112
                    Senior  Vice   President   and  Treasurer
                    (since   March  1999)  of  the   Manager;
                    Treasurer    (since    April   1999)   of
                    HarbourView        Asset       Management
                    Corporation,}    Shareholder    Services,
                    Inc.{,  Oppenheimer Real Asset Management
                    Corporation,}    [and   of]   Shareholder
                    Financial     Services,     Inc.     {and
                    Oppenheimer  Partnership Holdings,  Inc.;
                    of OFI Private  Investments,  Inc. (since
                    March    2000)    and}[(transfer    agent
                    subsidiaries  of the Manager);  President
                    and a  director  (since  July  2001)]  of
                    OppenheimerFunds  {International Ltd. and
                    Oppenheimer  Millenium  Funds plc  (since
                    May 2000),  Treasurer and Chief Financial
                    Officer  (since May 2000) of PIMCO  Trust
                    Company;   Assistant   Treasurer   (since
                    March  1999) of  Oppenheimer  Acquisition
                    Corp}   [Legacy   Program  (a  charitable
                    trust   program    established   by   the
                    Manager);  a director  of the  investment
                    advisory  subsidiaries  of  the  Manager:
                    OFI   Institutional   Asset   Management,
                    Inc].  and  Centennial  Asset  Management
                    Corporation   {;  an   officer  of  other
                    Oppenheimer  funds;   formerly  Principal
                    and  Chief  Operating  Officer,   Bankers
                    Trust  Company  -  Mutual  Fund  Services
                    Division (March 1995 - March 1999);  Vice
                    President and Chief Financial  Officer of
                    CS First  Boston}[(since  November 2001),
                    HarbourView Asset Management  Corporation
                    and OFI Private Investments,  Inc. (since
                    July 2001);  President (since November 1,
                    2001) and a  director  (since  July 2001)
                    of  Oppenheimer  Real  Asset  Management,
                    Inc.; a director  (since  November  2001)
                    of Trinity]  Investment  Management Corp.
                    [and Tremont Advisers,  Inc.  (Investment
                    advisory   affiliates  of  the  Manager);
                    Executive]{(September 1991 - March 1995).

                    Robert  G.  Zack,   Assistant  Secretary,
                    Age: 52.
                    6803   South   Tucson   Way,   Englewood,
                    Colorado 80112
                    Senior} Vice President  (since {May 1985)
                    and Associate  General Counsel (since May
                    1981)   of   the    Manager,    Assistant
                    Secretary of Shareholder  Services,  Inc.
                    (since May 1985),  Shareholder  Financial
                    Services,  Inc.  (since  November  1989);
                    Assistant  Secretary of  OppenheimerFunds
                    International    Ltd.   and   Oppenheimer
                    Millennium   Funds  plc  (since   October
                    1997);  an officer  of other  Oppenheimer
                    funds.

                    }[February 1997) of Massachusetts  Mutual
                    Life  Insurance  Company  (the  Manager's
                    parent  company);  a director (since June
                    1995) of DLB  Acquisition  Corporation (a
                    holding  company  that owns the shares of
                    David  L.   Babson  &   Company,   Inc.);
                    formerly,    Chief   Operating    Officer
                    (September   2000-June   2001)   of   the
                    Manager;  President and trustee (November
                    1999-November   2001)   of   MML   Series
                    Investment     Fund    and     MassMutual
                    Institutional Funds (open-end  investment
                    companies);    a   director    (September
                    1999-August  2000) of C.M. Life Insurance
                    Company;   President,   Chief   Executive
                    Officer    and    director     (September
                    1999-August  2000) of MML Bay State  Life
                    Insurance   Company;   a  director  (June
                    1989-June  1998) of Emerald  Isle Bancorp
                    and    Hibernia     Savings    Bank    (a
                    wholly-owned  subsidiary  of Emerald Isle
                    Bancorp).  Oversees 69  portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Fielding, Tanner, Molleur and Zack and Ms. Feld, 498 Seventh Avenue,
New York, NY 10018, for Messrs. Masterson, Vottiero and Wixted and Mses.
Bechtolt and Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each
Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund, Length of
Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
]Ronald H. Fielding,    ]Senior Vice President (since January 1996) of the Manager;
Vice President and      Chairman of the Rochester Division of the Manager (since
Portfolio Manager{,     January 1996); an officer {and portfolio manager of other
Age: 52.                Oppenheimer funds} [of 9 portfolios in the OppenheimerFunds
350 Linden Oaks,        complex]; prior to joining the Manager in January 1996, he
Rochester, NY 14625     was President and a director of Rochester Capital Advisors,
} [since 1996           Inc. (1993 - {-}1995), the Fund's prior investment advisor,
Age:  53                and of Rochester Fund Services, Inc. (1986 - 1995), the
                        Fund's prior distributor; President and a trustee of
                        Limited Term New York Municipal Fund (1991 - 1995),
                        Oppenheimer Convertible Securities Fund (1986 - 1995) and
                        Rochester Fund Municipals (1986 - 1995); President and a
                        director of Rochester Tax Managed Fund, Inc. (1982 - 1995)
                        and of Fielding Management Company, Inc. (1982 - 1995), an
                        investment advisor.[
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Anthony A. Tanner,      ]Vice President of the Rochester Division of the Manager
Vice President and      (since January 1996); {assistant portfolio manager of other
Portfolio Manager       Oppenheimer funds} [an officer of 4 portfolios in the
since 1996] {Anthony    OppenheimerFunds complex]; formerly Vice President of
A. Tanner, Portfolio    Research of Rochester Capital Advisors, Inc. and Fielding
Manager, Age: 41. }     Management Company, Inc. (1991 - December 1995).[
{350 Linden Oaks,
Rochester, NY 14625
}[Age:  41
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer, Principal    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Financial and           Asset Management  Corporation,  Shareholder Services,  Inc.,
Accounting Officer      Oppenheimer Real Asset Management  Corporation,  Shareholder
since 1999              Financial Services,  Inc., Oppenheimer Partnership Holdings,
Age: 43                 Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds    International   Ltd.   and   Oppenheimer
                        Millennium Funds plc (since May 2000) and OFI  Institutional
                        Asset Management,  Inc. (since November 2000) (offshore fund management  subsidiaries  of  the  Manager);  Treasurer  and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002;  formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 39                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 85 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,        Assistant Vice President of the Manager  (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 85
Age: 39                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Secretary since 2001    (since February 2002) of the Manager;  General Counsel and a
Age: 54                 director   (since   November   2001)   of   OppenheimerFunds
                        Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        and Oppenheimer  Millennium Funds plc (October 1997-November
                        2001).  An officer of 85 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip T. Masterson,    Vice President and Assistant Counsel of the Manager (since
Assistant Secretary     July 1998); formerly, an associate with Davis, Graham, &
since 2002              Stubbs LLP (January 1997-June 1998). An officer of 85
Age: 38                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 82
Age: 45                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 44                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice  President and Assistant  Counsel  (since June 1998) of
Assistant Secretary     the    Manager;    Vice    President    (since    1999)   of
since 2001              OppenheimerFunds  Distributor,   Inc.;  Vice  President  and
Age: 37                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  Assistant  Vice  President  and
                        Assistant  Counsel of the Manager (August  1997-June  1998);
                        Assistant Counsel of the Manager (August  1994-August 1997).
                        An officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
]
      |X|  Remuneration  of  Trustees.  The  officers  of  the  Fund  and  one
{Trustee}  [of the  Trustees]  of the Fund  (Mr.  {Spiro)}  [Murphy)  who] are
affiliated  with the Manager {and} receive no salary or fee from the Fund. The remaining  Trustees of the Fund received the  compensation  shown below{.  The compensation}  from the Fund  {was  paid  during  its}  [with  respect  to the
Fund's] fiscal year ended July 31, {2000} [2002].  The  compensation  from all of the {New  York-based  Oppenheimer  funds}  [Board I Funds]  (including  the
Fund) {was}  [represents  compensation]  received  as a  director,  trustee or member of a  committee  of the  {boards}  [Board]  of those  funds  during the calendar year {1999.} [2001.]

-------------------------------------------------------------------------------------
 {Name and Position}     As of Fiscal Year Ended            As of 12/31/01
  [Trustee Name and
      Other Fund
     Position(s)
   (as applicable)               7/31/02
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
          ]                  {             {          Estimated          Total
                                                       Annual        Compensation
                                                     Retirement        From All
                                      }Retirement   Benefits Paid     Oppenheimer
                                      Benefits {    at Retirement   Funds For Which
                                      }Accrued {   from all Board     Individual
                                      }as {Fund}      I Funds]         Serves As
                        }Aggregate     [Part of       {Expenses    Trustee/Director]
                       Compensation      Fund        Total }[(33     {Compensation
                        from Fund1     Expenses       Funds) 2       }[(33 Funds)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Leon Levy]                  $0            $77         $137,560         $173,700]
{from all
New York-Based
   Oppenheimer
Funds (29 Funds)2
   Leon Levy
Chairman $2,102
   $1,284 $166,700}
   [Chairman
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli             $0           $229         $32,766 2        $202,8863
Study Committee
Member {3 $411 None
$177,714 Phillip A.
Griffiths4 $174 None
$ 5,125} [
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip Griffiths           $0            $61          $6,803          $54,889]
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Benjamin Lipstein         {$1,961         $0          $118,911         $150,152
Study Committee
Chairman, {
}Audit Committee          $1,253
Member                 $144,100} [$0
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joel W. Motley4             $0            $0             $0               $0]
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Elizabeth B. Moynihan    {$898 $399      $296          $52,348         $105,760]
Study Committee {      $101,500} [$0
}Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kenneth A. Randall          $0           $180          $76,827         $97,012]
Audit Committee
{Member $1,204 $752 $
93,100} [Chairman
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward V. Regan          {$452 None      $314          $42,748         $95,960]
Proxy Committee
Chairman, Audit
Committee Member       $ 92,100} [$0
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Russell S. Reynolds,     {$587 $249      $194          $46,197         $71,792]
Jr.
Proxy Committee {
}Member                $ 68,900} [$0
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Donald {W.} Spiro{       {$185 None       $73          $3,625          $64,080]
}                      $ 10,250} [$0
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Clayton K. Yeutter          $0           $148          $31,982          $71,792
Proxy Committee {
}Member {5 $60 None $
51,675
_______________________}[
-------------------------------------------------------------------------------------
1.    No trustee fee expenses were accrued to the Fund during its last year for any Trustee.]
2.    {1 Aggregate compensation includes fees, deferred compensation, if any, and retirement plan benefits accrued for a Director. }[Estimated annual retirement benefits paid at retirement is based on a straight life payment plan election. The amount for Mr. Galli includes $14,818 for serving as a trustee or director of 10 Oppenheimer funds that are not Board I Funds. ]
3.    {2 For the 1999 calendar year.} [Includes $97,126 for Mr. Galli for serving as trustee or director of 10 Oppenheimer funds that are not Board I
 Funds. ]
4.    {3 Calendar year 1999 includes compensation from the Oppenheimer New
 York, Quest and Rochester funds.4 Includes $1,799 deferred under Deferred
 Compensation Plan described below.5 Includes $619 deferred under Deferred
 Compensation Plan described below} [Elected to the Board on October 10, 2002 and therefore did not receive any compensation].

      |X|  Retirement Plan for Trustees.  The Fund has adopted a retirement plan that provides for payments to retired Trustees.  Payments are up to 80%
of the average compensation paid during a Trustee's five (5) years of service in which the highest compensation was received.  A Trustee must serve as trustee for any of the {New York-based Oppenheimer funds} [Board I Funds] for at least fifteen (15) years to be eligible for the maximum payment.  Each
Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service. {Therefore the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.}

      |X| Deferred Compensation Plan for Trustees.  The Board of Trustees has
adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee.  The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.  Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X|  Major Shareholders.  As of {October 10, 2000} [November 5, 2002],
the only persons who owned of record or who were known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B {or}[,]
Class C shares were:

      [Smith Barney House Acct 00109801250, Attn: Cindy Tempesta, 7th Fl, 333
West 34th Street, New York, NY  10001-2483, which owned 1,144,103.95 Class A shares (5.21% of the Class A shares then outstanding).

      MLPF & S for the sole] {Merrill Lynch Pierce Fenner & Smith, 4800 Deer
Lake Drive E., 3rd Floor, Jacksonville, Florida 32246, which owned
243,863.366 Class B shares (representing approximately 15.36% of the Fund's then-outstanding Class B shares), for the } benefit of its customers {and also owned 53,156.729 Class C shares (representing approximately 24.06% of the Fund's then-outstanding Class C shares), for the }[, Attn:  Fund
Admn/#97CM4, 4800 Deer Lake Dr. E., FL 3, Jacksonville, FL  32246-6484, which owned 1,249,402.75 Class B shares (10.66% of the Class B shares then outstanding).

      Smith Barney House Acct 00109801250, Attn: Cindy Tempesta, 7th Fl, 333
West 34th Street, New York, NY  10001-2483, which owned 915,306.79 Class B shares (7.81% of the Class B shares then outstanding).

      MLPF & S for the sole] benefit of its customers[, Attn:  Fund
Admn/#97HF7, 4800 Deer Lake Dr. E., FL 3, Jacksonville, FL  32246-6484, which owned 956,349.07 Class C shares (13.35% of the Class C shares then outstanding).]{.}

      {NFSC FEBO, 61 Osprey Village Drive, Amelia Island, Florida 32034,
which owned 19,647.765 Class C shares (representing approximately 8.89% of the Fund's then-outstanding Class C shares), for the benefit of William S.
Cashel, Jr. deceased, Marie C. Cashel JT WROS.

      PaineWebber For the Benefit of Glenna B. Cohen or Donald S. Bauman
Trustees Under Deed of Trust dated 7/24/92, 4271 Bocaire Boulevard, Boca
Raton, Florida 33487, which owned 16,626.361 Class C shares (representing approximately 7.52% of the Fund's then-outstanding Class C shares).

      Donaldson Lufkin Jenrette Securities Corporation, Inc., P.O. Box 2052,
Jersey City, New Jersey 07303, which owned 13,297.179 Class C shares
(representing approximately 6.01% of the Fund's then-outstanding Class C shares).

      Doris Weisman, 32 Crescent Avenue, Buffalo, New York 14214, who owned
11,225.975 Class C shares (representing approximately 5.08% of the Fund's then-outstanding Class C shares)} [Smith Barney House Acct 00109801250, Attn:
Cindy Tempesta, 7th Fl, 333 West 34th Street, New York, NY  10001-2483, which owned 574,463.69 Class C shares (8.02% of the Class B shares then outstanding)].

The Manager.  The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics.  The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager.  The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at {1-202-942-8090} [1.202.942.8090].  The Code of Ethics can
also be viewed as part of the Fund's registration statement on the SEC's
EDGAR database at the SEC's Internet website at {http://www.sec.gov}
[www.sec.gov].  Copies may be obtained after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

      |X| The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund.  The Manager selects securities for the Fund's portfolio and handles its day-to day business.

      The portfolio {manager} [managers] of the Fund {is} [are] employed by the Manager and {is} [are] the {person} [persons] who {is} [are] responsible for the day-to-day management of the Fund's investment portfolio.  Other members of the Manager's Fixed-Income Portfolio Team provide the portfolio manager with research and counsel in managing the Fund's investments.

      {That} [The investment advisory] agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund.  Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by the Fund.  The major categories relate to interest, taxes, fees to disinterested Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost.  The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole.  The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.  The management fees paid by the Fund to the
Manager during its last three (3) fiscal years are listed below.

---------------------------------------------------------------------------------

        Fiscal Year               Management Fee        Management Fee Paid to
   {Ending} [Ended] 7/31    (Without Voluntary Waiver)  OppenheimerFunds, Inc.
                                                            (after waiver)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
  {1998 $109,426 $304,671            $338,509                  $251,063
  $276,744 1999 $230,723
 $368,319 $334,792 } 2000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
           [2001                     $346,873                  $315,077
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
           2002                      $731,104                  $695,461
---------------------------------------------------------------------------------
      ]
      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of any investment of the Fund assets made with due care and in good faith.  The agreement permits the Manager to act as investment adviser for any other person, firm or corporation.  The Manager can use the name
"Oppenheimer" in connection with other investment companies for which it or an affiliate is the investment adviser or general distributor.  If the
Manager shall no longer act as investment adviser to the Fund, the Manager can withdraw its permission to the Fund to use the name "Oppenheimer" as part of its name.

         |X|      [Annual Approval of Investment Advisory Agreement. Each
year, the Board of Trustees, including a majority of the Independent
Trustees, is required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The
Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
   Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the
   Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange
   Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The
Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.]

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.  One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund.  The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. Under the agreement, the Manager may employ those broker-dealers (including "affiliated" brokers, as that term is defined in the Investment Company Act) that, in the Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions.  "Best execution"
refers to prompt and reliable execution at the most favorable price obtainable.  The Manager need not seek competitive commission bidding.
However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.  The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.  Subject to those other considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates.

Brokerage Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above.  Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers.  In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.
Therefore, the Fund does not incur substantial brokerage costs.  Portfolio securities purchased from underwriters include a concession paid by the issuer to the underwriter in the price of the security.  Portfolio securities purchased from dealers include a spread between the bid and asked price.

      The Fund seeks to obtain prompt execution of orders at the most favorable net prices.  In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.  Other funds advised by the Manager have investment objectives and policies similar to those of the Fund.  Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities.
When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the
Manager or its affiliates.  The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received by the
Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.  Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The  Board  of  Trustees  permits  the  Manager  to  use  commission  on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency  transactions.  The Board also  permits  the  Manager to use stated
commissions on secondary  fixed-income agency trades to obtain research if the broker  represents to the Manager  that:  (i) the trade is not from or for the broker's  own  inventory,  (ii) the trade  was  executed  by the  broker on an agency basis at the stated  commission,  and (iii) the trade is not a riskless principal transaction.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplement  the research  activities of the Manager.  That  research  provides additional  views and comparisons for  consideration  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information to the Board of the Fund about the  commissions paid to brokers  furnishing  research  services,  together  with the Manager's representation  that the amount of such commissions was reasonably  related to the value or benefit of such services.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund, the Distributor[,  whose primary address is P.O. Box 5270, Denver, CO, 80217,]
acts as the Fund's principal  underwriter in the continuous public offering of the  different  classes  of  shares of the Fund.  [The  Distributor  bears the expenses normally  attributable to sales,  including  advertising and the cost of printing and mailing  prospectuses  other than those  furnished to existing shareholders.]  The  Distributor is not obligated to sell a specific number of
shares.   Expenses   normally   attributable   to  sales   are  borne  by  the
Distributor.

      The  {compensation}  [sales  charges and  concessions]  paid to{(}[,] or retained  by{)}[,]  the  Distributor  from the sale of shares {or} [during the
Fund's three most recent  fiscal  years,  and the  contingent  deferred  sales charges  retained  by  the  Distributor]  on  the  redemption  of  shares  {is discussed  in the table} [for the three most recent  fiscal years are shown in the tables] below:

 ------------------------------------------------------------------------------
          {             {                           {            {
 Fiscal                              Concessions
 Year     }Aggregate    }Class A     on Class A     }Concessions }Concessions
 Ended    Front-End     Front-End    Shares         on Class B   on Class C
 7/31:    Sales         Sales        Advanced by    Shares       Shares
          Charges on    Charges      Distributor1   Advanced by  Advanced by
          Class A       Retained by                 Distributor1 Distributor1
          Shares        Distributor*
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 { 1998     $ 61,567      $12,979       $ 1,377       $115,116      $ 3,640
 $231,974
 $359,950
 $10,873
 $245,210
 $15,018
 1999
 $110,080
 $20,665
 $ 2,577
 $244,821
 $13,047
  } 2000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
  [2001     $ 94,024      $14,882       $ 4,859       $162,678      $ 6,386
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2002      $3,125,254   $549,480      $384,406     $2,670,524    $375,166
 ------------------------------------------------------------------------------
1.    ]The  Distributor  advances  concession  payments to dealers for certain sales of Class A shares  and for sales of Class B and  Class C shares  from its own resources at the time of sale.
*  Includes  amounts  retained by a  broker-dealer  that is an  affiliate or a parent of the Distributor.

 ------------------------------------------------------------------------------

             Class A Contingent   Class B Contingent    Class C Contingent
 Fiscal      Deferred Sales       Deferred Sales        Deferred Sales
 Year  Ended Charges Retained by  Charges Retained by   Charges Retained by
 7/31:       Distributor          Distributor           Distributor
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
    2000             $238                $66,402                 $742
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
    [2001            $229                $59,691                 $11
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
    2002            $8,338               $71,468                $5,427
 ------------------------------------------------------------------------------
]
      For  additional  information  about  distribution  of the Fund's shares, including  fees and  expenses,  please  refer  to  "Distribution  and  Service
Plans."

Distribution  and Service  Plans.  The Fund has adopted a Service Plan for its
Class A shares and  Distribution and Service Plans for its Class B and Class C
shares  under Rule 12b-1 of the  Investment  Company  Act.  Under those plans,
the  Fund  makes  payments  to  the   Distributor   in  connection   with  the
distribution  and/or  servicing of the shares of the  particular  class.  Each plan  has  been  approved  by a vote of the  Board of  Trustees  of the  Fund,
including a majority of the Independent Trustees,2 cast   in   person   at   a
meeting called for the purpose of voting on that plan.

      Under the plans the Manager and the  Distributor{,}  [may make  payments to affiliates and] in their sole  discretion,  from time to time may use their own  resources  (at no direct  cost to the Fund) to make  payments to brokers, dealers or other financial  institutions for  distribution and  administrative services  they  perform.  The Manager may use profits from the advisory fee it receives  from the Fund.  The  Distributor  and the Manager may, in their sole discretion,  increase  or decrease  the amount of  payments  they make to plan recipients from their own resources.

      Unless a plan is terminated as described  below,  the plan  continues in effect from year to year,  but only if the Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on  continuing  the plan.  A plan may be  terminated  at any time by the  vote of a  majority  of the  Independent  Trustees  or by the vote of the holders of a  "majority"  (as defined in the  Investment  Company  Act) of the outstanding shares of that class.

      The  Board  and the  Independent  Trustees  must  approve  all  material amendments  to a plan.  An  amendment  to  increase  materially  the amount of payments  to be made under the plan must be approved  by  shareholders  of the class  affected  by  the  amendment.  Because  Class  B  shares  automatically convert  into  Class A shares  after six (6) years,  the Fund must  obtain the approval  of both Class A and Class B  shareholders  for an  amendment  to the
Class A plan that would  materially  increase the amount to be paid under that plan.  That  approval  must be by a "majority"  (as defined in the  Investment
Company Act) of the shares of each class, voting separately by class.

      While the plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports on the plans to the  Fund's  Board of  Trustees  at least  quarterly  for its review.  The reports  shall detail the amount of all payments  made under a plan and the purpose for which the payments  were made.
Those  reports  are  subject  to the review and  approval  of the  Independent
Trustees in the exercise of their fiduciary duty.

      Each  plan  states  that  while  it  is  in  effect,  the  selection  or replacement  and  nomination  of  those  Trustees  of the  Fund  who  are  not
"interested  persons"  of the  Fund  is  committed  to the  discretion  of the
Independent  Trustees.  This  provision  does not prevent the  involvement  of others in the selection and  nomination  process as long as the final decision as to selection  or  nomination  is approved by a majority of the  Independent
Trustees.

      Under the plan for a class,  no payment will be made to any recipient in any quarter in which the  aggregate net asset value of all Fund shares held by the recipient for itself and its customers  does not exceed a minimum  amount, if  any,  that  may be set  from  time to time  by a  majority  of the  Fund's
Independent  Trustees.  Initially,  the Board of Trustees  has set the fees at the maximum rate allowed  under the plans and has set no minimum  asset amount needed to qualify for payments.

      |_| Class A Service  Plan  Fees.  Under  the Class A service  plan,  the
Distributor  currently uses the fees it receives from the Fund to pay brokers,
dealers  and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The services  include, among  others,  answering  customer  inquiries  about the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,  making  the  Fund's
investment  plans available and providing other services at the request of the
Fund or the  Distributor.  The  Distributor  makes payments to plan recipients quarterly  at an annual  rate not to exceed  0.15% of the  average  annual net assets of Class A shares held in accounts  of the service  providers  or their customers.

      For the fiscal year ended July 31,  {2000}  [2002],  payments  under the
Plan for Class A shares totaled  {$83,434}  [$107,903],  all of which was paid by the  Distributor to recipients.  That included  {$882}  [$2,762] paid to an affiliate  of the  Distributor.  Any  unreimbursed  expenses  the  Distributor incurs  with  respect  to  Class A  shares  for  any  fiscal  year  may not be recovered in subsequent  years. The Distributor may not use payments  received under the Class A plan to pay any of its interest expenses,  carrying charges, other financial costs, or allocation of overhead.

|_|   Class B and Class C Service and Distribution Plans.

      Under each plan,  service fees and distribution fees are computed on the average of the net asset value of shares in the respective  class,  determined as of the close of each regular  business  day during the period.  The Class B and Class C plans  provide for the  Distributor  to be  compensated  at a flat rate,  whether the Distributor's  distribution  expenses are more or less than the amounts  paid by the Fund under the plans  during that  period.  The types of  services  that  recipients  provide for the service fee are similar to the services provided under Class A plans, described above.

      The Class B and Class C plans permit the  Distributor to retain both the asset-based  sales charges and the service fee on shares or to pay  recipients the service fee on a quarterly  basis,  without  payment in advance.  However, the Distributor  presently  intends to pay recipients the service fee on Class
B  and  Class  C  shares  in  advance  for  the  first  year  the  shares  are outstanding.  After the first year  shares are  outstanding,  the  Distributor makes service fee payments  quarterly on those shares.  The advance payment is based on the net asset value of shares sold.  Shares  purchased by exchange do not qualify for an advance  service fee payment.  If Class B or Class C shares are redeemed during the first year after their purchase,  the recipient of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance payment made on those shares.

      The  Distributor  retains  the  asset-based  sales  charge  on  Class  B shares.  The  Distributor  retains  the  asset-based  sales  charge on Class C shares  during  the  first  year  the  shares  are  outstanding.  It pays  the asset-based  sales  charge as an ongoing  concession  to the dealer on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the  Distributor  will pay the Class B and/or  Class C service fees and the asset-based  sales charge to the dealer quarterly in lieu of paying  the sales  concession  and  service  fee in  advance at the time of purchase.

      The  asset-based  sales  charge  on Class B and  Class C  shares  allows investors to buy shares  without a front-end  sales charge while  allowing the
Distributor to compensate  dealers that sell those shares.  The  Distributor's actual  expenses  in  selling  Class B and Class C shares may be more than the payments it receives  from  contingent  deferred  sales  charges  collected on redeemed  shares  and  from the  Fund  under  the  plans.  The  Fund  pays the asset-based  sales  charge to the  Distributor  for its  services  rendered in distributing  Class  B and  Class  C  shares.  The  payments  are  made to the
Distributor in recognition that the Distributor:

      |_|         pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described in the Prospectus,
      |_|         may finance payment of sales concessions  and/or the advance of the  service  fee  payment  to  recipients  under the  plans,  or may provide such  financing  from its own resources or from the resources of an affiliate,
      |_|         employs personnel to support distribution of shares, {and
}
      |_|         bears  the  costs  of  sales  literature,   advertising  and
      prospectuses  (other than those furnished to current  shareholders)  and state  "blue  sky"  registration  fees and  certain  other  distribution expenses{.}[,]
|_|   {The  Distributor's  actual  expenses  in  selling}  [may not be able to adequately  compensate  dealers  that  sell]  Class B and Class C shares
      {may be more than the  payments it  receives  from  contingent  deferred sales charges  collected on redeemed  shares and from the Fund under the plans} [without  receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
|_|   receives  payments under the plans  consistent with the service fees and asset-based  sales  charges  paid by other  non-proprietary  funds  that charge 12b-1 fees,
|_|   may use the  payments  under  the plan to  include  the Fund in  various third-party  distribution  programs  that  may  increase  sales  of Fund shares,
|_|   may  experience  increased  difficulty  selling  the  Fund's  shares  if payments under the plan are  discontinued  because most competitor funds have plans that pay dealers for rendering  distribution services as much or more than the amounts currently being paid by the Fund, and
|_|   may not be able to continue providing,  at the same or at a lesser cost, the same quality  distribution sales efforts and services,  or to obtain such services from brokers and dealers,  if the plan payments were to be discontinued.
1.
      When Class B or Class C shares are sold  without  the  designation  of a
broker-dealer,   the   Distributor   is   automatically   designated   as  the
broker-dealer of record.  In those cases, the Distributor  retains the service fee and asset-based sales charge paid on Class B and Class C shares].[

      ]If either the Class B or Class C plan is  terminated  by the Fund,  the
Board of Trustees may allow the Fund to continue  payments of the  asset-based sales charge to the  Distributor for  distributing  shares before the plan was terminated.
{The Class B and Class C plans  allow for the  carry-forward  of  distribution expenses,  to be recovered from asset-based sales charges in subsequent fiscal periods.
}
 -------------------------------------------------------------------------------
  Distribution Fees Paid to the Distributor in the Fiscal Year Ended {7/31/00}
                                   [7/31/02]
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class:      Total Payments  Amount          Distributor's      Distributor's
                                             Aggregate          Unreimbursed
                                             Unreimbursed       Expenses as %
                             Retained by     Expenses Under     of Net Assets
             Under Plan      Distributor     Plan               of Class
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class B
                {$192,858
                $154,110
             $563,708 3.16%
             Class C Plan $
             27,962 $ 7,304
             $ 30,968 1.27%     $293,265         $3,140,318          3.47%
 Plan          } [$323,001
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class C
 Plan           $119,969         $88,931          $568,410           1.15%
 -------------------------------------------------------------------------------
]
      All  payments  under the Class B and  Class C plans are  subject  to the limitations  imposed  by the  Conduct  Rules of the  National  Association  of
Securities Dealers,  Inc. on payments of asset-based sales charges and service fees to NASD members.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to
illustrate  its  performance.   These  terms  include   "standardized  yield,"
"tax-equivalent  yield,"  "dividend  yield,"  "average  annual total  return,"
"cumulative  total return,"  "average  annual total return at net asset value"
and  "total  return at net asset  value."  An  explanation  of how  yields and total  returns are  calculated  is set forth below.  The charts below show the
Fund's  performance  during its most recent  fiscal  year end.  You can obtain current  performance  information  by  calling  the Fund's  Transfer  Agent at
{1-800-525-7048}   [1.800.225.5677]   or  by  visiting  the   OppenheimerFunds
Internet   {web   site   at   http://www.oppenheimerfunds.com}   [website   at
www.oppenheimerfunds.com].

      The Fund's  illustrations of its performance data in advertisements must comply  with rules of the  Securities  and  Exchange  Commission.  Those rules describe  the types of  performance  data that may be used and how it is to be calculated.  In  general,  any  advertisement  by the Fund of its  performance data must include the average  annual total returns for the  advertised  class of shares of the Fund.  Those  returns  must be shown for the 1, 5 and 10-year periods  (or the life of the class,  if less)  ending as of the most  recently ended calendar quarter prior to the publication of the  advertisement  (or its submission  for  publication).  Certain  types of  yields  may also be  shown, provided  that they are  accompanied  by  standardized  average  annual  total returns.

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:

      |_| Yields and total returns  measure the  performance of a hypothetical account in the Fund over various  periods and do not show the  performance  of each  shareholder's  account.  Your account's  performance  will vary from the model  performance  data if your dividends are received in cash, or you buy or sell shares during the period,  or you bought your shares at a different  time and price than the shares used in the model.
      |_| The Fund's  performance  returns  {do} [may] not  reflect the effect of taxes on distributions.
      |_| An  investment  in the Fund is not  insured by the FDIC or any other government agency.
      |_| The principal  value of the Fund's shares,  and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.
      |_|  Yields  and total  returns  for any  given  past  period  represent historical performance  information and are not, and should not be considered, a prediction of future yields or returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because of the different  kinds of expenses  each class bears.  The yields and total  returns  of each  class of  shares of the Fund are  affected  by market conditions,  the  quality of the Fund's  investments,  the  maturity  of those investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X| Yields.  The Fund uses a variety of different  yields to  illustrate its current  returns.  Each class of shares  calculates  its yield  separately because of the different expenses that affect each class.

      |_| Standardized  Yield. The "standardized  yield"  (sometimes  referred to just as  "yield")  is shown for a class of shares for a stated  thirty (30)
day  period.  It is not  based  on  actual  distributions  paid by the Fund to shareholders in the thirty (30) day period,  but is a hypothetical yield based upon the net investment income from the Fund's portfolio  investments for that period.  It may therefore  differ from the "dividend yield" for the same class of shares, described below.

      Standardized  yield is calculated using the following  formula set forth in rules  adopted by the  Securities  and  Exchange  Commission,  designed  to assure uniformity in the way that all funds calculate their yields:

------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------
      The symbols above represent the following factors:
      a =  dividends and interest earned during the thirty (30) day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the  average  daily  number  of shares  of that  class  outstanding during the thirty  (30) day period  that were  entitled  to receive dividends.
      d =  the maximum  offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The  standardized  yield for a  particular  thirty  (30) day  period may differ  from the yield for other  periods.  The SEC formula  assumes  that the standardized  yield for a thirty (30) day period occurs at a constant rate for a six (6)  month  period  and is  annualized  at the end of the six (6)  month period.  Additionally,  because  each class of shares is subject to  different expenses,  it is likely that the standardized  yields of the Fund's classes of shares will differ for any thirty (30) day period.

      |_|  Dividend  Yield.  The Fund may quote a  "dividend  yield"  for each class of its shares.  Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate  dividend yield, the dividends of a class declared during a stated period are added  together,  and the sum is  multiplied  by twelve (12) (to annualize the yield) and divided by the  maximum  offering  price  on the  last day of the  dividend  period.  The formula is shown below:

            Dividend  Yield  =  dividends  paid x  12/maximum  offering  price
(payment date)

      The  maximum  offering  price for Class A shares  includes  the  current maximum  initial  sales  charge.  The maximum  offering  price for Class B and
Class C shares  is the net asset  value per  share,  without  considering  the effect of contingent  deferred sales  charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

      |_|  Tax-Equivalent  Yield.  The  "tax-equivalent  yield"  of a class of shares  is the  equivalent  yield  that  would  have to be earned on a taxable investment  to  achieve  the  after-tax  results  represented  by  the  Fund's
tax-equivalent   yield.   It  adjusts  the  Fund's   standardized   yield,  as
calculated  above, by a stated Federal tax rate.  Using different tax rates to show  different  tax  equivalent  yields  shows  investors  in  different  tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The  tax-equivalent  yield is based on a thirty (30) day period,  and is computed by dividing the  tax-exempt  portion of the Fund's  current yield (as calculated  above) by one minus a stated income tax rate.  The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to  compare  the tax  effects  of income  derived from the Fund with income from taxable  investments at the tax rates  stated.  Your tax  bracket  is  determined  by your  Federal  and state taxable income (the net amount subject to Federal income tax after  deductions and exemptions).  The tax-equivalent  yield table assumes that the investor is taxed at the highest  bracket,  regardless of whether a switch to  non-taxable investments would cause a lower bracket to apply.

      The Fund's  yields are shown for {the}  periods  when the Fund  invested primarily in investment {-}grade Florida municipal securities.

---------------------------------------------------------------------------------

       The Fund's Yields for the 30-Day Periods Ended {7/31/00} [7/31/02]
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                              ]                     {
               [Dividend Yield       Standardized Yield      Dividend Yield }
                                                           Tax-Equivalent Yield
Class of                                                  {(39.6%}[(38.6%] Fed.
Shares                                                         Tax Bracket)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
           [                        [                     [
           ]Without    After Sales  ]Without   After      ]Without    After
           Sales       Charge       Sales      Sales      Sales       Sales
           Charge                   Charge     Charge     Charge      Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A     {5.39%        6.97%       6.74%      6.41%      11.06%      10.53%
              5.13%
              5.31%
              5.06%
              8.92%
              8.49%
             Class B
            4.63% N/A
            4.59% N/A
            7.67% N/A
             Class C
            4.63% N/A
            4.60% N/A
             7.67%}
             [7.31%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B       6.55%        N/A        5.95%       N/A        9.77%       N/A
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C       6.56%        N/A        5.94%       N/A       9.76%]       N/A
---------------------------------------------------------------------------------

      |X|  Total  Return  Information.  There  are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten
(10) years).  An average  annual total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average annual total returns do not show actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC.  The methodology is discussed below.

      In  calculating  total returns for Class A shares,  the current  maximum sales  charge of 4.75% (as a  percentage  of the  offering  price) is deducted from the initial  investment  ("P")  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the applicable contingent  deferred  sales  charge is  applied,  depending  on the period for which the return is shown:  5.0% in the first year,  4.0% in the second  year,
3.0% in the third and fourth years,  2.0% in the fifth year, 1.0% in the sixth year and none  thereafter.  For Class C  shares,  the 1%  contingent  deferred sales charge is deducted for returns for the one (1) year period.

      |_| Average  Annual Total Return.  The "average  annual total return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below) held for a number of years ("n") to achieve an Ending  Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------

|_|   [Average Annual Total Return (After Taxes on Distributions).  The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
1/n         Distributions)
  P

|_|   Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

               - 1=  Average Annual Total Return (After Taxes on
ATVDR     1/n  Distributions and Redemption)
  P
      ]

      |_| Cumulative Total Return.  The "cumulative total return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------
      |_| Total  Returns  at Net Asset  Value.  From time to time the Fund may also  quote a  cumulative  or an  average  annual  total  return "at net asset value"  (without  deducting  sales  charges)  for Class A,  Class B or Class C shares.  Each is based on the  difference  in net asset value per share at the beginning  and the end of the period  for a  hypothetical  investment  in that class of shares (without  considering  front-end or contingent  deferred sales charges)  and takes into  consideration  the  reinvestment  of  dividends  and capital gains distributions.

      The  Fund's  total  returns  are shown for {the}  periods  when the Fund invested primarily in investment {-}grade Florida municipal securities.

---------------------------------------------------------------------------------

       The Fund's Total Returns for the Periods Ended {7/31/00} [7/31/02]
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          Cumulative Total              Average Annual Total Returns
             Returns (10
          years or life of
               class)
Class of
Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                      [             10-Year
                                 1-Year           ]5-Year{        (or life of
                                                 (or life of         class)
                                                   class)}
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without  After    Without  After   Without
          Sales    Sales    Sales    Sales    Sales    Sales    Sales   Sales
           Charge   Charge   Charge   Charge   Charge   Charge  Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A            59.87%1   1.81%    6.89%    4.14%    5.16%   4.88%1   5.46%1
          {29.49%1
          35.94%1
          -3.54%
          1.28%
          3.96%
          4.98%
          3.85%1
          4.60%1
          Class B
          30.09%2
          30.09%2
          -4.27%
          0.51%
          3.85%
          4.18%
          3.92%2
          3.92%2
          Class C
          22.43%3
          22.43%3
          -0.44%
          0.51%
          4.20%3
          4.20%3
          N/A
          N/A}
          [52.28%1
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B   52.99%2  52.99%2   1.07%    6.07%    4.03%    4.36%   4.93%2   4.93%2
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C   41.85%3  41.85%3   5.09%    6.09%     4.37%   4.37%   5.18%3  5.18%3]
---------------------------------------------------------------------------------
1   Inception of Class A:     10/1/93
2   Inception of Class B:     10/1/93
3   Inception of Class C:     8/29/95

----------------------------------------------------------------------------------
         [Average Annual Total Returns for Class A Shares1 (After Taxes)
                          For the Periods Ended 7/31/02
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                                 1-Year            5-Year        10-Year or Life
                                                                     of Class
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
After Taxes on Distributions
                                  1.81%            4.13%              4.87%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
After Taxes on Distributions
and Redemption of Fund Shares     3.56%            4.33%              4.95%
----------------------------------------------------------------------------------
1.    Inception of Class A shares: 10/1/93.]

Other Performance Comparisons.  The Fund compares its performance annually to that of an appropriate broadly based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information.  The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities.  Examples of these performance comparisons are set forth below.

      |_| Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its [classes of] shares by Lipper {Analytical
Services}, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives.  The performance of the Fund is ranked by Lipper against all other general municipal debt funds, other than money market funds, and other municipal bond funds.  The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.  Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |_|   Morningstar  Ratings  {and  Rankings}.  From time to time the Fund may publish the {ranking  and/or} star {ranking}  [rating] of the  performance
of  its  classes  of  shares  by  Morningstar,   Inc.,   {("Morningstar")}  an
independent  mutual  fund  monitoring  service.  Morningstar  rates {and ranks
mutual  funds  in  broad   investment   categories:   domestic   stock  funds,
international  stock funds,  taxable bond funds and municipal bond funds.  The
Fund  is  included  in the  municipal  bond  funds}  [mutual  funds  in  their specialized  market  sector.  The Fund is ranked among the municipal  national long] category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. {Investment return measures a fund's (or class's)
one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of ninety (90) day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's (or class's) performance below ninety (90) day U.S.
Treasury bill returns. Risk and investment return are combined to produce star ratings reflecting performance relative to the other funds in a fund's category. Five stars is the "highest" rating (}[For each fund with at least a three-year history, Morningstar calculates a Morningstar Ratingo
[Leo][Cancer]o[Scorpio][Libra] |_||X| [Cancer]
|_||_||X|[Pisces]|X|[Capricorn]oo[Cancer]|_|
*[Pisces]o&o[Libra]ooo[Scorpio][Libra] *[Scorpio]oo|_||X|
o[Scorpio][Cancer]oo|_|[Scorpio] o[Aqueous][Cancer]o
[Cancer][Virgo][Virgo]|_|o|X|oo [Sagittarius]|_||_|
o[Cancer]|_|[Pisces][Cancer]o[Pisces]|_||X| [Pisces]|X| [Cancer]
[Sagittarius]o|X|[Libra]'s monthly performance (including the effects of
sales charges, loads, and redemption fees), placing more emphasis on downward
variations and rewarding consistent performance.   The] top 10% of funds in
[each category receive 5 stars, the next 22.5% receive 4 stars, the next 35%
receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics] {a category), four stars is "above average" (next 22.5%), three stars is
"average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star rating is the fund's (or class's)
3-year rating or its combined 3- and 5-year rating (weighted 60%/40%
respectively), or its combined 3-, 5-, and 10-year rating (weighted 40%, 30%
and 30%, respectively), depending on the inception date of the fund (or class). Ratings are subject to change monthly.

      The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star ratings. Those total return rankings are percentages from one percent to one hundred percent and are not risk adjusted. For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did}.

      |_|   Performance   Rankings  and  Comparisons  by  Other  Entities  and
Publications.  From time to time the Fund may  include  in its  advertisements
and  sales  literature  performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times, the Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may include performance  quotations from other sources,  including Lipper and Morningstar.
The  performance  of the  Fund's  Class A,  Class B or  Class C shares  may be compared in  publications  to the  performance  of various  market  indices or other  investments,  and averages,  performance  rankings or other  benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare the Fund's Class A, Class B or Class
C returns to the return on fixed-income  investments  available from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable  time  deposits,  and  various  other  instruments  such as  Treasury bills.  However,  the Fund's  returns  and share price are not  guaranteed  or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository  obligations may be insured by the FDIC and may provide fixed rates of return.  Repayment  of  principal  and  payment  of  interest  on  Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

[From  time to time the Fund  may  include  in its  advertisements  and  sales literature the total return  performance of a hypothetical  investment account that includes  shares of the fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
   industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account] {ABOUT YOUR ACCOUNT}

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix {D} [C] contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least {$25} [$50 and shareholders must invest at least $500 before an Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases]. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00
P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three {(3)} days after the transfers are initiated. [If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order.] The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for {Class A} [Class A] shares under Right of
Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix {D} [C] to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

|X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
            [(including IRAs and 403(b) plans)], or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, [and]
o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of
            Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor {or the sub-distributor} and currently include the following:

Oppenheimer Bond Fund                     Oppenheimer   {Main  Street   California
                                          }[Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey] Municipal Fund
                                          Oppenheimer   {Main   Street   Growth  &
Oppenheimer Capital Appreciation Fund     Income} [New York Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Pennsylvania Municipal] Fund
                                          Oppenheimer   [Quest   Balanced   Value]
                                          {Main Street Small Cap Fund  Oppenheimer
                                          Capital Preservation Fund
                                           Oppenheimer   MidCap  Fund  Oppenheimer
                                          California  Municipal  Fund  Oppenheimer
Oppenheimer Capital Income Fund           Multiple Strategies} Fund
                                           {Oppenheimer    Municipal   Bond   Fund
                                          Oppenheimer  Convertible Securities Fund
                                          Oppenheimer   New  York  Municipal  Fund
                                          Oppenheimer   Developing   Markets  Fund
                                          Oppenheimer  New Jersey  Municipal  Fund
                                          Oppenheimer  Disciplined Allocation Fund
                                          Oppenheimer  Pennsylvania Municipal Fund
                                          Oppenheimer   Disciplined   Value   Fund
                                          Oppenheimer  Quest  Balanced  Value Fund
                                          Oppenheimer     Discovery     Fund     }
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Champion Income Fund          Inc.
Oppenheimer        {Enterprise       Fund
Oppenheimer    Emerging     Technologies} Oppenheimer  Quest  Global  Value  Fund,
[Convertible Securities] Fund             Inc.
Oppenheimer       {Emerging       Growth}
[Developing Markets] Fund{
}                                         Oppenheimer Quest Opportunity Value Fund
[Oppenheimer Disciplined Allocation Fund  Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Emerging Growth Fund          Municipals
Oppenheimer Emerging Technologies Fund    Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund               Oppenheimer Small Cap Value Fund
                                          Oppenheimer   {Quest  Small  Cap  Value}
]Oppenheimer Europe Fund                  [Strategic Income] Fund
                                          Oppenheimer    {Quest    Value}   [Total
Oppenheimer Global Fund                   Return] Fund, Inc.
                                          Oppenheimer  {Real Asset} [Trinity Core]
Oppenheimer Global Growth & Income Fund   Fund
                                          Oppenheimer      {Rochester     National
                                          Municipals}  [Trinity  Large Cap  Growth
Oppenheimer Gold & Special Minerals Fund  Fund]
                                          Oppenheimer   {Senior   Floating   Rate}
Oppenheimer Growth Fund                   [Trinity Value] Fund
                                          Oppenheimer   {Strategic   Income   Fund
                                          Oppenheimer  Intermediate Municipal Fund
                                          Oppenheimer  Total  Return  Fund,  Inc.}
Oppenheimer High Yield Fund               [U.S. Government Trust]
Oppenheimer International Bond Fund       Oppenheimer {Trinity Core} [Value] Fund
                                           {Oppenheimer       Trinity       Value}
Oppenheimer International Growth Fund     [Limited-Term New York Municipal] Fund
                                           {Oppenheimer   U.S.   Government  Trust
                                          Oppenheimer   Large  Cap   Growth   Fund
Oppenheimer  International  Small Company Oppenheimer    World    Bond    Fund   }
Fund                                      [Rochester Fund Municipals
                                           {Limited-Term  New York  Municipal Fund
                                          Rochester  Fund  Municipals  and} [OSM1-
]Oppenheimer Limited-Term Government Fund Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund   OSM1 - Jennison Growth Fund
Oppenheimer  Main Street  Growth & Income OSM1 -  Mercury  Advisors  S&P 500 Index
Fund                                      Fund
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Opportunity Fund  Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                   OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund
And] the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
[1 - "OSM" stands for Oppenheimer Select Managers]

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds [described above] except the money market funds
[and Oppenheimer Senior Floating Rate Fund]. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a {thirteen (13)} [13-]month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to {ninety (90)} [90] days before the date of the Letter. [Letters of Intent do not consider Class C shares you purchase or may have purchased.]

      A Letter of Intent is an {investor's} [investor's] statement in writing to the Distributor of the intention to purchase Class A shares or Class A and
Class B shares of the Fund (and other Oppenheimer funds) during a {thirteen
(13)} [13-]month period (the {"Letter}["Letter] of Intent {period").}
[period").] At the {investor's} [investor's] request, this may include purchases made up to {ninety (90)} [90] days prior to the date of the Letter.
The Letter states the {investor's} [investor's] intention to make the aggregate amount of purchases of shares which, when added to the {investor's}
[investor's] holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the
{public} offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the {investor's} [investor's] purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the {investor's} [investor's] holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in {"Terms}["Terms] of Escrow,{"} ["]
below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of
Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the {Application} [application]
used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the
Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate.
That adjustment will be made only if and when the dealer returns to the
Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the {investor's} [investor's] account at the net asset value per share in effect on the date of such purchase, promptly after the {Distributor's} [Distributor's] receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of
Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to
5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is
$50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the
{investor's} [investor's] account.

         2.  If the total minimum investment specified under the Letter is completed within the {thirteen (13)} [13-]month Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3. If, at the end of the {thirteen (13)} [13-]month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the
Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the
Distributor will, within sixty {(60)} days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

         [5.]  The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
                 A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were
                 acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other
                 Oppenheimer funds that were acquired subject to a contingent deferred sales charge.
         6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled {"How}["How] to Exchange {Shares"}
[Shares"] and the escrow will be transferred to that other fund.

Asset Builder Plans. {To} [As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can] establish an Asset
Builder Plan to {buy} [automatically purchase additional] shares directly from a bank account{, you must enclose a check (the minimum is $25) for the initial purchase with your application} [for as little as $50. For those accounts established prior to November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25].
Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the
Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for
OppenheimerFunds employer-sponsored qualified retirement accounts. Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your {Application} [application]. Neither the Distributor, the Transfer Agent
{nor} [or] the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH {transmission} [transmissions].

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or {your} [you] can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately {ten (10)} [10] days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend{,} or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
{Fund's} [Fund's] shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset {value}
[values] of the {Fund's} [Fund's] shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The
Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that {investor's} [investor's] name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

      The availability of {three (3)} [different] classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares {in general} [normally] are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer {"street name"}["street name"] or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

      |X|   Class B Conversion. {The} [Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the]
conversion of Class B shares to Class A shares after six years is {subject to the continuing availability of a private letter ruling from the Internal
Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute} [not treated as] a taxable event for the shareholder {under Federal income tax law. If that revenue ruling or opinion is no longer available}[. If those laws or the IRS interpretation of those laws should change], the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while {the} [that] suspension remained in effect. Although Class
B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the {holder}
[shareholder], and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six {(6) years.
Shareholders should consult their tax advisors regarding the state and local tax consequences of the conversion of Class B shares into Class A shares, or any conversion or exchange of shares.} [years. ]

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, {trustees'} [Trustees'] fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the {Fund's} [Fund's] assets and are not paid directly by shareholders. However, those expenses reduce the net asset {value} [values]
of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the {Fund's} [Fund's] share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses{,} and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

[Account Fees. As stated in the Prospectus, a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National Securities
   Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying accounts annually on or about the second to last business day of September. This annual fee is waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.]

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange [("the Exchange")] on each day that the Exchange is open. {It} [The calculation] is done by dividing the value of the {Fund's} [Fund's] net assets attributable to {that} [a] class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., {New York} [Eastern] time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a {holiday). The Exchange's} [U.S. holiday).  All references to time in this Statement of Additional Information mean "Eastern time." The
Exchange's] most recent annual announcement (which is subject to change)
states that it will close on New {Year's} [Year's] Day, [Presidents' Day,]
Martin Luther King, Jr. {Day, Presidents'} Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in municipal securities on days on which the Exchange is closed (including weekends and
{U.S.} holidays) or after 4:00 P.M. on a regular business day. Because the
{Fund's} [Fund's] net asset values will not be calculated on those days, the
{Fund's} [Fund's] net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      [?]   Securities Valuation. The {Fund's} [Fund's] Board of Trustees has
established procedures for the valuation of the {Fund's} [Fund's] securities.
In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of
{sixty (60)} [60] days are valued based on the mean between the
{"bid"}["bid"] and {"asked"}["asked"] prices determined by a portfolio pricing service approved by the {Fund's} [Fund's] Board of Trustees or obtained by the Manager from two {(2)} active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the
{"bid"}["bid"] and {"asked"}["asked"] prices determined by a pricing service approved by the {Fund's} [Fund's] Board of Trustees or obtained by the
Manager from two {(2)} active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than {three hundred ninety seven (397)} [397] days when issued,
(2)   debt instruments that had a maturity of {three hundred ninety seven
               (397)} [397] days or less when issued and have a remaining maturity of more than {sixty (60)} [60] days, and
(3)   non-money market debt instruments that had a maturity of {three hundred ninety seven (397)} [397] days or less when issued and which have a remaining maturity of {sixty (60)} [60] days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(4)   money market debt securities held by a non-money market fund that had a maturity of less than {three hundred ninety seven (397)} [397]
               days when issued that have a remaining maturity of {sixty
               (60)} [60] days or less, and
(5)   debt instruments held by a money market fund that have a remaining maturity of {three hundred ninety seven (397)} [397] days or less.
o     Securities [(including restricted securities)] not having
readily-available market quotations are valued at fair value determined under the {Board's} [Board's] procedures.

      If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the {"bid"}["bid"] and
{"asked"}["asked"] prices provided by a single active market maker (which in certain cases may be the {"bid"}["bid"] price if no {"asked"}["asked"] price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use {"matrix"}["matrix"]
comparisons to the prices for comparable instruments on the basis of quality, yield{,} [and] maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, {Interest Rate Futures and Municipal Bond Index Futures}
[futures and municipal bond index futures] are valued at the last sale price on the principal exchange on which they are traded or on {NASDAQ} [Nasdaq(R)], as applicable, as determined by a pricing service approved by the Board of
Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing {"bid"}["bid"] and {"asked"}["asked"] prices on the principal exchange or on {NASDAQ} [Nasdaq] on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on {NASDAQ}
[Nasdaq] on the valuation date. If the put, call or future is not traded on an exchange or on {NASDAQ} [Nasdaq], it shall be valued by the mean between
{"bid"}["bid"] and {"asked"}["asked"] prices obtained by the Manager from two active market makers. In certain cases that may be at the {"bid"}["bid"]
price if no {"asked"}["asked"] price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the {Fund's} [Fund's] Statement of Assets and Liabilities as
an asset. An equivalent credit is included in the liability section. The credit is adjusted {("marked-to-market")}[("marked-to-market")] to reflect the current market value of the option. In determining the {Fund's} [Fund's]
gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the
Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the
Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to {the Fund's bank} [United Missouri
Bank (the "Bank")] for clearance, the {bank} [Bank] will ask the Fund to redeem a sufficient number of full and fractional shares in the
{shareholder's} [shareholder's] account to cover the amount of the check.
This enables the shareholder to continue {to receive} [receiving] dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the {bank listed on the check or at the Fund's} [Bank or the Fund's] custodian bank. {That} [This] limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering {Checkwriting} [checkwriting] privileges at any time {without prior notice}[.  The Fund will provide you notice whenever it is required to do so by applicable law].

      In choosing to take advantage of the Checkwriting privilege[,] by signing the {Account Application} [account application] or by completing a
Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of {such} [the] registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
           redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the {Application}
           [application], as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Reinvestment Privilege. Within six {(6)} months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares {that you} purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in {"How}["How] to Exchange {Shares"}
[Shares"] below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment.
This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within {ninety (90)} [90] days of payment of the sales charge, the {shareholder's} [shareholder's] basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments {"In Kind"}["In Kind"]. The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, [under certain circumstances,] the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash.
In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution {"in kind"}["in kind"] of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any {ninety (90)} [90-]day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under
{"Determination}["Determination] of Net Asset Values Per {Share."} [Share."]
That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The {Fund's} [Fund's] Board of Trustees has the
right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question
(not less than {thirty (30)} [30] days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under {"How}["How] to Buy {Shares"} [Shares"] for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the {Fund's} [Fund's] agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of {The New York Stock} [the] Exchange on a regular business day, it will be processed at that {day's} [day's] net asset value if the order was received by the dealer or broker from its customers prior to the time the
Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day
(normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the {Distributor's} [Distributor's] receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior {thirty (30)} [30] days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see {"How}["How] To Buy {Shares")} [Shares")] may
arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the {Account Application} [account application] or by signature-guaranteed instructions [sent] to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three {(3)}
business days before the payment transmittal date you select in the {Account
Application} [account application]. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish [automatic] withdrawal plans, because of the [potential] imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C{, below)} [to this Statement of
Additional Information)].

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      o|X|o Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is {$25}
[$50]. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in
{"How}["How] to Exchange {Shares"} [Shares"] in the Prospectus and below in this Statement of Additional Information.

      o|X|o Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the {investor's} [investor's] principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the {investor's} [investor's]
Automatic Withdrawal Plan as agent for the shareholder(s) (the
{"Planholder")}["Planholder")] who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the
Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the
Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the
Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two {weeks'} [weeks'] time after mailing such notification for the requested change to be put in effect. The
Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed {"Class
A"}["Class A"] shares for this purpose. You can obtain a current list showing which funds offer which classes [of shares] by calling the Distributor {at
1-800-525-7048}.

o     All of the Oppenheimer funds currently offer Class A, B {and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market
      Trust, Centennial Tax Exempt Trust, Centennial Government Trust,}[, C,
      N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.         ]Centennial New York Tax Exempt
                                            Trust{,} [
      ]Centennial California Tax Exempt     Centennial Tax Exempt Trust
      Trust{, and Centennial America Fund,
      L.P., which only offer Class A
      shares. }[
      Centennial Government Trust           Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust
   ]
      {Oppenheimer Main Street} [The following funds do not offer Class N shares:
      Oppenheimer ]California Municipal     Oppenheimer Pennsylvania Municipal
      Fund {currently offers only Class A   Fund
      and Class B shares. }[
      Oppenheimer Limited Term Municipal    Oppenheimer Rochester National
      Fund                                  Municipals
      Oppenheimer Municipal Bond Fund       Oppenheimer Senior Floating Rate Fund
      Oppenheimer New Jersey Municipal Fund Limited Term New York Municipal Fund
      Oppenheimer New York Municipal Fund   Rochester Fund Municipals
      ]
      {Class B and Class C }[The following funds do not offer Class Y shares:
      Oppenheimer California Municipal Fund Oppenheimer Limited Term Municipal
                                            Fund
      Oppenheimer Capital Income Fund       Oppenheimer Multiple Strategies Fund
      Oppenheimer Cash Reserves             Oppenheimer New Jersey Municipal Fund
      Oppenheimer Champion Income Fund      Oppenheimer New York Municipal Fund
      Oppenheimer Convertible Securities    Oppenheimer Pennsylvania Municipal
      Fund                                  Fund
      Oppenheimer Disciplined Allocation    Oppenheimer Quest Capital Value
      Fund                                  Fund, Inc.
      Oppenheimer Developing Markets Fund   Oppenheimer Quest Global Value Fund,
                                            Inc.
      Oppenheimer Gold & Special Minerals   Oppenheimer Rochester National
      Fund                                  Municipals
      Oppenheimer International Bond Fund   Oppenheimer Senior Floating Rate Fund
      Oppenheimer International Growth Fund Oppenheimer Small Cap Value Fund
      Oppenheimer International Small       Limited Term New York Municipal Fund
      Company Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N] shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds[-sponsored 401(k)
      plans.] {sponsored 401 (k) plans. Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real
      Asset Fund are not exchangeable.}
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     {Class A shares of Senior Floating Rate Fund are not available by exchange of Class A shares of other Oppenheimer funds. Class A shares of Senior Floating Rate Fund that are exchanged for shares of the other
      Oppenheimer funds may not be exchanged back for Class A shares of
      Senior Floating Rate Fund.}Class X shares of Limited Term New York
      Municipal Fund {can} [may] be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase shares of
      Oppenheimer Capital Preservation Fund, and only those {paticipants}
      [participants] may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o     [Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or
      Class A shares of Oppenheimer Cash Reserves.
o     Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund
      and Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.]
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to {a} [an early withdrawal charge or] contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the {thirty
      (30)} [30] days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial [sales charge] or contingent deferred sales charge. To qualify for that privilege, the investor or the {investor's} [investor's]
      dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      [The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.]

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge{. However, when
Class A shares }[, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals)] acquired by exchange of
Class A shares of {other} [any] Oppenheimer {funds} [fund] purchased subject to a Class A contingent deferred sales charge are redeemed within {eighteen
(18)} [18] months {of} [measured from] the {end} [beginning] of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     {The Class B contingent deferred sales charge is imposed on Class B shares }[When Class A shares of Rochester National Municipals and Rochester
Fund Municipals] acquired by exchange {if they} [of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge] are redeemed within {six (6) years} [24 months of the beginning of the calendar month] of the initial purchase of the exchanged Class {B} [A]
shares{. The}[, the] Class {C} [A] contingent deferred sales charge is imposed on {Class C} [the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B] shares acquired by exchange if they are redeemed within {twelve (12) months} [six years] of the initial purchase of the exchanged Class {C shares.} [B shares. ]

o     {When Class B or Class C }[With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N] shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B {or the}[,] Class C [or Class N] contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. [

      ]Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to {fifty (50)} [50] accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a {Prospectus}
[prospectus] of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the {"Redemption Date")}["Redemption Date")]. Normally,
shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      {For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans and Automatic Withdrawal
Plans will be switched to the new account unless the Transfer Agent is instructed otherwise.} When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or
Automatic Withdrawal Plan{,} will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal
Plans cannot be switched to an account in Oppenheimer Senior Floating Rate
Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. {"Reinvestment}["Reinvestment]
Privilege,{"} ["] above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in {"How}["How] to Buy {Shares."} [Shares."]  Daily
dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member {bank's} [bank's] account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to
Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      [Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.]

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the {Fund's}
[Fund's] portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and
Class C shares are expected to be lower than dividends on Class A shares.
That is due to the effect of the asset-based sales charge on Class B and
Class C shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among {Class A, Class B and Class C shares.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal
Service as undeliverable will be invested in shares of Oppenheimer Money
Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      Tax Status of the Fund's Dividends and Distributions. The Fund intends to qualify under the Internal Revenue Code during each fiscal year to pay
"exempt-interest dividends" to its shareholders.} [the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated  Investment  Company.  The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter M of the Internal
Revenue  Code of 1986,  as amended.  As a regulated  investment  company,  the
Fund  is  not  subject  to  federal  income  tax  on the  portion  of its  net investment  income (that is, taxable  interest,  dividends,  and other taxable ordinary  income,  net of expenses)  and capital gain net income (that is, the excess of net long-term  capital  gains over net  short-term  capital  losses)
that it distributes to shareholders.

      If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Fund's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations as defined in Section 103(a) of the
Internal Revenue Code, as amended.] Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes. [To the extent the Fund fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.]

      Net investment income includes the allocation of amounts of income from the municipal securities in the {Fund's} [Fund's] portfolio that are
{excludable} [free] from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the {Fund's} [Fund's] tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the {Fund's} [Fund's] income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the [federal] alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources {treats} [must treat] the dividend as {a receipt of either} ordinary income {or long-term capital gain} in the computation of [the shareholder's] gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   {or} [income or gains from options or futures,]
(4)   {an excess of} [any] net short-term capital gain {over net long-term capital loss from the Fund. }[; and]
(5)   {The Fund's} [any market discount amortization on tax-exempt bonds.

      The Fund's] dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security [or railroad retirement] benefits should be aware that exempt-interest dividends are a factor in determining whether [(and the extent to which)] such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six {(6)} months of purchase {(which period may be shortened by regulation)} will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      {If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

Under the Internal Revenue Code, by December 31 each year the Fund must distribute 98% of its taxable investment income earned from January 1 through
December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed.
It is presently anticipated that the Fund will meet those requirements.
However, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.} [The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year.
Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.
      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends (not including
"exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2)
who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup withholding or is an
"exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person (to include,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or
business.   Typically,   ordinary   income   dividends   paid  (not  including
exempt-interest  dividends  paid  by the  Fund)  from a  mutual  fund  are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
30% (29% for payments after December 31, 2003) on ordinary income dividends
(not including "exempt-interest dividends"), capital gains distributions
(including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.]

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made {at net asset value} without sales charge [at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution]. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder {must} first [must]
obtain a prospectus for that fund and an application from the {Transfer
Agent} [Distributor] to establish an account. {The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.} Dividends and/or distributions from [shares of] certain {of the} other Oppenheimer funds [(other than
Oppenheimer Cash Reserves)] may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc.{,} a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. {The Fund's Transfer Agent,} OppenheimerFunds Services,
[the Fund's Transfer Agent,] is a division of the Manager. It is responsible for maintaining the {Fund's} [Fund's] shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders {of the Fund}. It also handles shareholder servicing and administrative functions. It {is paid on an "at-cost" basis. }[serves as the
Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.]

{The Custodian} [The Custodian Bank]. Citibank, N.A. is the {Custodian}
[custodian] of the {Fund's} [Fund's] assets. The {Custodian's} [custodian's]
responsibilities include safeguarding and controlling the {Fund's} [Fund's]
portfolio securities{,} and handling the delivery of such securities to and from the Fund. It {will be} [is] the practice of the Fund to deal with the
{Custodian} [custodian] in a manner uninfluenced by any banking relationship the {Custodian} [custodian] may have with the Manager and its affiliates. The
{Fund's} [Fund's] cash balances with the {Custodian} [custodian] in excess of
$100,000 are not protected by {Federal Deposit Insurance} [federal deposit insurance].  Those uninsured balances {may} at times [may] be substantial.

Independent Auditors. KPMG {LLP} [LLP]] are the independent auditors of the
Fund. They audit the {Fund's} [Fund's] financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates. {The following financial statements are shown for periods when the Fund invested primarily in investment-grade Florida municipal securities.}

INDEPENDENT AUDITORS' REPORT

================================================================================
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS:

 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Rochester National Municipals (formerly Oppenheimer Florida
 Municipal Fund), including the statement of investments, as of July 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Rochester National Municipals as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

/s/ KPMG LLP

 Denver, Colorado
 August 21, 2002

STATEMENT OF INVESTMENTS

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                      COUPON              MATURITY         SEE NOTE 1
====================================================================================================================================
 MUNICIPAL BONDS AND NOTES--106.2%
------------------------------------------------------------------------------------------------------------------------------------
 ALABAMA--3.2%

 $ 4,915,000   Courtland, AL IDB (Champion International Corp.)                    7.200%           12/01/2013        $ 5,072,083
------------------------------------------------------------------------------------------------------------------------------------
   3,200,000   Huntsville, AL Special Care Facilities FA (Carlton Cove, Inc.)      8.125            11/15/2031          3,224,032
------------------------------------------------------------------------------------------------------------------------------------
   2,250,000   Rainbow City, AL HFFA (Regency Pointe)                              8.250            01/01/2031          2,308,163
                                                                                                                      --------------
                                                                                                                       10,604,278
------------------------------------------------------------------------------------------------------------------------------------
 ARIZONA--0.3%
     875,000   Valley HDC of Phoenix, AZ (Roosevelt Plaza/Section 8 Hsg.)          8.000            10/01/2020            874,781
------------------------------------------------------------------------------------------------------------------------------------
 ARKANSAS--0.0%
       5,000   Pope County, AR Pollution Control (Arkansas Power & Light Company)  6.300            11/01/2020              5,010
------------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA--6.6%
       5,000   CA EFA (Loyola University)                                          6.000            10/01/2014              5,019
------------------------------------------------------------------------------------------------------------------------------------
      25,000   CA HFFA (Small Facilities Loan)                                     6.700            03/01/2011             25,548
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   CA Statewide Communities Devel. Authority (Elder Care Alliance)     8.250            11/15/2032          3,024,720
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Escondido, CA COP (Redwood Terrace Lutheran Home)                   7.000            11/01/2007             20,376
------------------------------------------------------------------------------------------------------------------------------------
  15,000,000   Los Angeles, CA Regional Airports Improvement Corp.
               (American Airlines)                                                 7.500            12/01/2024         13,973,100
------------------------------------------------------------------------------------------------------------------------------------
   4,580,000   Los Angeles, CA Regional Airports Improvement Corp.
               (Continental Airlines)                                              9.250            08/01/2024          4,770,803
------------------------------------------------------------------------------------------------------------------------------------
      15,000   Sacramento, CA COP (Public Facilities)                              6.500            07/01/2007             15,208
                                                                                                                      --------------
                                                                                                                       21,834,774
------------------------------------------------------------------------------------------------------------------------------------
 COLORADO--0.3%
   2,000,000   Denver, CO City & County Airport Special Facilities
               (United Air Lines)                                                  6.875            10/01/2032            970,020
------------------------------------------------------------------------------------------------------------------------------------
 DELAWARE--0.0%
       5,000   DE EDA (1st Mtg.), Series A                                         8.125            05/01/2012              5,111
------------------------------------------------------------------------------------------------------------------------------------
 FLORIDA--16.7%
   6,000,000   Beacon, FL Tradeport Community Devel. District
               Special Assessment, Series A                                        5.625            05/01/2032          6,222,660
------------------------------------------------------------------------------------------------------------------------------------
   7,625,000   Bonnet Creek, FL Resort Community Devel. District
               Special Assessment                                                  7.500            05/01/2034          7,693,625
------------------------------------------------------------------------------------------------------------------------------------
     830,000   Brevard County, FL Hsg. Finance Authority (Single Family Mtg.)      6.700            09/01/2027            867,034
------------------------------------------------------------------------------------------------------------------------------------
      40,000   Broward County, FL Water & Sewer Utilities                          6.000            10/01/2020             40,278
------------------------------------------------------------------------------------------------------------------------------------
     800,000   Clay County, FL Hsg. Finance Authority (Single Family Mtg.)         6.550            03/01/2028            838,496
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Collier County, FL Health Facilities Authority (The Moorings, Inc.) 7.000            12/01/2019          1,046,430
------------------------------------------------------------------------------------------------------------------------------------
      10,000   Dade County, FL IDA (Florida Power & Light Company)                 7.150            02/01/2023             10,145
------------------------------------------------------------------------------------------------------------------------------------
   1,900,000   Dade County, FL IDA (Miami Cerebral Palsy Services)                 8.000            06/01/2022          1,948,146
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Fishhawk, FL Community Devel. District Special Assessment           7.625            05/01/2018          1,070,610
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000   FL Capital Trust Agency (Seminole Tribe Convention)                10.000            10/01/2033          2,525,225
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000   FL CPFA Continuing Care Retirement Community
               (Glenridge on Palmer Ranch)                                         8.000            06/01/2032          9,903,000
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   FL HFA (Maitland Club Apartments)                                   6.750            08/01/2014          1,049,400
------------------------------------------------------------------------------------------------------------------------------------
      20,000   FL HFA (Multifamily Hsg.), Series Q                                 7.650            06/20/2031             20,617
------------------------------------------------------------------------------------------------------------------------------------
     690,000   Grand Haven, FL Community Devel. District
               Special Assessment, Series B                                        6.900            05/01/2019            702,510
------------------------------------------------------------------------------------------------------------------------------------
     400,000   Heritage Harbor, FL Community Devel. District
               Special Assessment, Series B                                        6.000            05/01/2003            400,348

10  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                      COUPON              MATURITY         SEE NOTE 1
====================================================================================================================================
 FLORIDA Continued

 $   900,000   Hillsborough County, FL Aviation Authority (US Airways)             8.600%           01/15/2022        $   477,009
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Hillsborough County, FL IDA (National Gypsum Company)               7.125            04/01/2030          1,835,880
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Martin County, FL IDA (Indiantown Cogeneration)                     7.875            12/15/2025          2,073,420
------------------------------------------------------------------------------------------------------------------------------------
     590,000   Martin County, FL IDA (Indiantown Cogeneration)                     8.050            12/15/2025            615,311
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Miami Beach, FL Health Facilities Authority
               (Mt. Sinai Medical Center)                                          6.700            11/15/2019            874,150
------------------------------------------------------------------------------------------------------------------------------------
     500,000   Miami Beach, FL Health Facilities Authority
               (Mt. Sinai Medical Center)                                          6.800            11/15/2031            424,590
------------------------------------------------------------------------------------------------------------------------------------
     500,000   Miami Beach, FL Redevelopment Agency
               (City Center/Historic Convention Village)                           6.350            12/01/2022            532,725
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Miami, FL Health Facilities Authority (Mercy Hospital) IRS(1)       8.920            08/15/2015          2,132,700
------------------------------------------------------------------------------------------------------------------------------------
     500,000   Orlando, FL Utilities Commission Water & Electric RIBS(1,2)         9.496            10/01/2017            565,390
------------------------------------------------------------------------------------------------------------------------------------
     500,000   Orlando, FL Utilities Commission Water & Electric RIBS(1,2)         9.496            10/01/2017            534,475
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000   Reunion East, FL Community Devel. District
               Special Assessment, Series A(3)                                     7.375            05/01/2033         10,009,300
------------------------------------------------------------------------------------------------------------------------------------
   1,020,000   Tampa Palms, FL Open Space & Transportation
               Community Devel. District                                           7.500            05/01/2018          1,070,286
                                                                                                                      --------------
                                                                                                                       55,483,760
------------------------------------------------------------------------------------------------------------------------------------
 GEORGIA--1.1%
   3,605,000   Augusta, GA Hsg. Rehabilitation Agency (Bon Air)                    7.500            03/01/2014          3,663,113
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Fulton County, GA Building Authority
               (Human Resources & Government Facilities)                           7.100            01/01/2015             25,603
                                                                                                                      --------------
                                                                                                                        3,688,716
------------------------------------------------------------------------------------------------------------------------------------
 ILLINOIS--4.4%
------------------------------------------------------------------------------------------------------------------------------------
      10,000   IL Hsg. Devel. Authority (Multifamily Hsg.), Series A               7.100            07/01/2026             10,210
------------------------------------------------------------------------------------------------------------------------------------
      20,000   IL Student Assistance Commission Student Loan Revenue, Series BB    6.750            03/01/2015             20,428
------------------------------------------------------------------------------------------------------------------------------------
  13,500,000   IL DFA (Citgo Petroleum Corp.)                                      8.000            06/01/2032         14,217,660
------------------------------------------------------------------------------------------------------------------------------------
     300,000   Round Lake Beach, IL Tax Increment                                  7.500            12/01/2013            309,690
                                                                                                                      --------------
                                                                                                                       14,557,988
------------------------------------------------------------------------------------------------------------------------------------
 INDIANA--3.2%
   6,750,000   IN HFFA (Sisters of St. Francis)                                    5.500            11/01/2031          6,809,940
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000   IN HFFA RITES(1,2)                                                 15.923            11/01/2031          2,588,800
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Indianapolis, IN Airport Authority Special Facilities
               (United Air Lines)(2)                                               6.500            11/15/2031          1,000,000
------------------------------------------------------------------------------------------------------------------------------------
     170,000   Rockport, IN Pollution Control (Indiana-Michigan Power Company)     7.600            03/01/2016            172,366
                                                                                                                      --------------
                                                                                                                       10,571,106
------------------------------------------------------------------------------------------------------------------------------------
 KANSAS--0.0%
      10,000   Burlington, KS Pollution Control (Kansas Gas & Electric Company)    7.000            06/01/2031             10,414
------------------------------------------------------------------------------------------------------------------------------------
 KENTUCKY--4.0%
   3,045,000   Ashland, KY Solid Waste (Ashland Oil)                               7.200            10/01/2020          3,104,652
------------------------------------------------------------------------------------------------------------------------------------
   4,895,000   Kenton County, KY Airport (Delta Air Lines)                         7.125            02/01/2021          4,498,260
------------------------------------------------------------------------------------------------------------------------------------
     100,000   Kenton County, KY Airport (Delta Air Lines)(2)                      7.250            02/01/2022             94,535
------------------------------------------------------------------------------------------------------------------------------------
     100,000   Kenton County, KY Airport (Delta Air Lines)                         7.500            02/01/2012             96,910
------------------------------------------------------------------------------------------------------------------------------------
   5,920,000   Kenton County, KY Airport (Delta Air Lines)                         7.500            02/01/2020          5,659,816
------------------------------------------------------------------------------------------------------------------------------------
      10,000   Radcliff, KY Sewer Revenue                                          6.600            12/01/2007             10,158
                                                                                                                      --------------
                                                                                                                       13,464,331

11  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                      COUPON              MATURITY         SEE NOTE 1
====================================================================================================================================
 LOUISIANA--13.3%

 $ 7,000,000   Hodge, LA (Stone Container Corp.)                                   9.000%           03/01/2010        $ 7,035,630
------------------------------------------------------------------------------------------------------------------------------------
   3,800,000   LA Community Devel. Authority (Eunice Student Hsg. Foundation)      7.375            09/01/2033          3,678,476
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   LA Tobacco Settlement Financing Corp. (TASC)                        5.500            05/15/2030            939,740
------------------------------------------------------------------------------------------------------------------------------------
  11,500,000   LA Tobacco Settlement Financing Corp. (TASC)                        5.875            05/15/2039         10,431,535
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000   Lake Charles, LA Harbor & Terminal District (Duke Energy Corp.)     7.750            08/15/2022         10,352,000
------------------------------------------------------------------------------------------------------------------------------------
     570,000   Louisiana, LA LGEF (Sharlo Apartments)                              8.000            06/20/2028            569,931
------------------------------------------------------------------------------------------------------------------------------------
   4,000,000   St. Charles Parish, LA (Louisiana Power & Light Company)            7.500            06/01/2021          4,046,440
------------------------------------------------------------------------------------------------------------------------------------
   7,020,000   St. Charles Parish, LA Pollution Control (Union Carbide)            7.350            11/01/2022          7,200,695
                                                                                                                      --------------
                                                                                                                       44,254,447
------------------------------------------------------------------------------------------------------------------------------------
 MAINE--1.2%
   4,000,000   ME Finance Authority (Great Northern Paper)                         7.750            10/01/2022          4,087,360
------------------------------------------------------------------------------------------------------------------------------------
 MARYLAND--0.4%
      15,000   Montgomery County, MD HOC (Multifamily Mtg.), Series C              7.150            07/01/2023             15,313
------------------------------------------------------------------------------------------------------------------------------------
     745,000   Upper Potomac River Commission, MD Pollution Control
               (Westvaco Corp.)                                                    9.125            08/01/2015            761,986
------------------------------------------------------------------------------------------------------------------------------------
     690,000   Upper Potomac River Commission, MD Pollution Control
               (Westvaco Corp.)                                                   10.500            10/01/2004            708,561
                                                                                                                      --------------
                                                                                                                        1,485,860
------------------------------------------------------------------------------------------------------------------------------------
 MASSACHUSETTS--0.6%
   1,210,000   MA H&EFA (Beverly Hospital)                                         7.300            07/01/2013          1,232,748
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   MA DFA (Eastern Nazarene College)                                   5.625            04/01/2029            753,250
                                                                                                                      --------------
                                                                                                                        1,985,998
------------------------------------------------------------------------------------------------------------------------------------
 MICHIGAN--3.1%
     445,000   Detroit, MI HFC (Across The Park Section 8 Elderly Hsg.)            7.875            06/01/2010            451,185
------------------------------------------------------------------------------------------------------------------------------------
   9,900,000   MI Higher Education Student Loan Authority                          5.450            09/01/2026          9,959,004
------------------------------------------------------------------------------------------------------------------------------------
       5,000   Wayne Charter County, MI Airport
               (Detroit Metropolitan Wayne County Airport)                         7.000            12/01/2020              5,073
                                                                                                                      --------------
                                                                                                                       10,415,262
------------------------------------------------------------------------------------------------------------------------------------
 MINNESOTA--0.0%
     100,000   Sartell, MN Pollution Control (Champion International Corp.)        6.950            10/01/2012            102,176
------------------------------------------------------------------------------------------------------------------------------------
 MISSISSIPPI--0.1%
     320,000   Hinds County, MS Urban Renewal (The Lodge Associates, Ltd.)         8.000            10/15/2022            266,266
------------------------------------------------------------------------------------------------------------------------------------
 NEVADA--0.8%
   2,065,000   Clark County, NV Industrial Devel. RITES(1,2)                      15.882            03/01/2031          2,212,193
------------------------------------------------------------------------------------------------------------------------------------
     565,000   NV Hsg. Division (Single Family Mtg.), Series B                     7.850            10/01/2010            574,662
                                                                                                                      --------------
                                                                                                                        2,786,855
------------------------------------------------------------------------------------------------------------------------------------
 NEW HAMPSHIRE--2.1%
   6,820,000   NH HE&H Facilities Authority (Catholic Medical Center)              8.250            07/01/2013          6,932,530
------------------------------------------------------------------------------------------------------------------------------------
      80,000   NH HE&H Facilities Authority (Elliot Hospital of Manchester)        7.125            10/01/2013             80,142
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NH Hsg. Finance Authority (Single Family Residential
               Mtg.), Series B                                                     7.700            07/01/2029             25,035
                                                                                                                      --------------
                                                                                                                        7,037,707

12  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                      COUPON              MATURITY         SEE NOTE 1
====================================================================================================================================
 NEW JERSEY--1.5%

 $ 3,250,000   NJ EDA Retirement Community (Cedar Crest Village)                   7.250%           11/15/2031        $ 3,242,817
------------------------------------------------------------------------------------------------------------------------------------
   1,090,000   NJ EDA Special Facilities (Continental Airlines)                    6.250            09/15/2019            900,482
------------------------------------------------------------------------------------------------------------------------------------
      85,000   NJ EDA Special Facilities (Continental Airlines)                    6.250            09/15/2029             67,062
------------------------------------------------------------------------------------------------------------------------------------
     230,000   NJ EDA Special Facilities (Continental Airlines)                    6.400            09/15/2023            188,731
------------------------------------------------------------------------------------------------------------------------------------
     900,000   NJ EDA Special Facilities (Continental Airlines)                    5.500            04/01/2028            623,097
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NJ State Turnpike Authority, Series A                               6.750            01/01/2008             50,710
                                                                                                                      --------------
                                                                                                                        5,072,899
------------------------------------------------------------------------------------------------------------------------------------
 NEW YORK--4.6%
  10,200,000   NYC IDA Special Facilities (JFK International Airport)(3)           8.500            08/01/2028          9,720,090
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000   NYC IDA Special Facilities (JFK International Airport)(3)           8.000            08/01/2012          2,381,500
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Onondaga County, NY IDA (Solvay Paperboard)                         7.000            11/01/2030          3,146,280
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Port Authority NY/NJ (Continental Airlines)                         9.000            12/01/2006             51,575
------------------------------------------------------------------------------------------------------------------------------------
      40,000   Port Authority NY/NJ (Continental Airlines)                         9.125            12/01/2015             41,260
                                                                                                                      --------------
                                                                                                                       15,340,705
------------------------------------------------------------------------------------------------------------------------------------
 NORTH CAROLINA--0.6%
     600,000   Charlotte, NC Douglas International Airport
               Special Facilities (US Airways)                                     7.750            02/01/2028            285,012
------------------------------------------------------------------------------------------------------------------------------------
   1,740,000   NC Municipal Power Agency (Catawba Electric)                        6.250            01/01/2017          1,798,012
                                                                                                                      --------------
                                                                                                                        2,083,024
------------------------------------------------------------------------------------------------------------------------------------
 OHIO--0.7%
      40,000   Allen County, OH Special Assessment GO (Waterline Improvement)      6.600            12/01/2005             41,017
------------------------------------------------------------------------------------------------------------------------------------
   2,880,000   Cleveland, OH Airport (Continental Airlines)                        5.375            09/15/2027          1,925,626
------------------------------------------------------------------------------------------------------------------------------------
     275,000   Coshocton County, OH Solid Waste Disposal (Stone Container Corp.)   7.875            08/01/2013            283,429
                                                                                                                      --------------
                                                                                                                        2,250,072
------------------------------------------------------------------------------------------------------------------------------------
 OKLAHOMA--0.9%
   3,000,000   OK DFA (Inverness Village)                                          8.000            02/01/2032          2,959,890
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Tulsa, OK Municipal Airport Trust (American Airlines)               6.250            06/01/2020             41,976
                                                                                                                      --------------
                                                                                                                        3,001,866
------------------------------------------------------------------------------------------------------------------------------------
 OREGON--0.0%
      10,000   Josephine County, OR School District                                6.500            08/01/2009             10,249
------------------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA--13.3%
   4,360,000   Allegheny County, PA HDA (West Penn Allegheny Health System)        9.250            11/15/2015          4,749,653
------------------------------------------------------------------------------------------------------------------------------------
   6,000,000   Allegheny County, PA HDA (West Penn Allegheny Health System)        9.250            11/15/2022          6,477,600
------------------------------------------------------------------------------------------------------------------------------------
  22,010,000   Allegheny County, PA HDA (West Penn Allegheny Health System)(3)     9.250            11/15/2030         23,712,033
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Chelan County, PA Public Utility District RITES(1,2)               16.085            01/01/2036          3,316,200
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Chester County, PA H&EFA (Jenners Pond)(3)                          7.750            07/01/2034            997,780
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Lawrence County IDA (Shenango Presbyterian Center)                  7.500            11/15/2031            971,050
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000   PA EDFA (National Gypsum Company)                                   6.250            11/01/2027          4,123,600
                                                                                                                      --------------
                                                                                                                       44,347,916
------------------------------------------------------------------------------------------------------------------------------------
 RHODE ISLAND--1.0%
   2,000,000   RI Hsg. & Mtg. Finance Corp. RITES(1,2)                            14.351            10/01/2022          1,998,880
------------------------------------------------------------------------------------------------------------------------------------
   1,500,000   RI Tobacco Settlement Financing Corp. (TASC)                        6.250            06/01/2042          1,421,250
                                                                                                                      --------------
                                                                                                                        3,420,130

13  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                      COUPON              MATURITY         SEE NOTE 1
====================================================================================================================================
 SOUTH CAROLINA--0.0%
------------------------------------------------------------------------------------------------------------------------------------

 $    15,000   Medical University of SC COP (Harborview Office Tower)              7.250%           01/01/2013        $    15,611
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Richland County, SC Solid Waste Disposal Facilities
               (Union Camp Corp.)                                                  7.450            04/01/2021             20,298
------------------------------------------------------------------------------------------------------------------------------------
      10,000   SC Resource Authority Local Government Program                      7.250            06/01/2020             10,148
                                                                                                                      --------------
                                                                                                                           46,057
------------------------------------------------------------------------------------------------------------------------------------
 SOUTH DAKOTA--1.5%
   5,000,000   SD Hsg. Devel. Authority, Series E                                  5.550            05/01/2031          5,101,400
------------------------------------------------------------------------------------------------------------------------------------
 TENNESSEE--2.9%
   1,735,000   McMinn County, TN IDB Pollution Control (Calhoun Newsprint)         7.625            03/01/2016          1,755,247
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000   McMinn County, TN IDB Solid Waste (Calhoun Newsprint)               7.400            12/01/2022          5,123,400
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Metropolitan Knoxville, TN Airport Authority (Northwest Airlines)   8.000            04/01/2032          2,762,550
                                                                                                                      --------------
                                                                                                                        9,641,197
------------------------------------------------------------------------------------------------------------------------------------
 TEXAS--12.1%
  11,580,000   Alliance Airport Authority, TX (American Airlines)                  7.000            12/01/2011         10,156,123
------------------------------------------------------------------------------------------------------------------------------------
     345,000   Alliance Airport Authority, TX (American Airlines)                  7.500            12/01/2029            284,594
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Austin, TX Convention Enterprises
               (Convention Center Hotel) RITES(1,2)                               12.268            01/01/2032          3,311,820
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Dallas, TX Hsg. Corp. (Section 8)                                   7.850            08/01/2013          1,026,750
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Dallas-Fort Worth, TX International Airport (American Airlines)     6.050            05/01/2029          2,278,050
------------------------------------------------------------------------------------------------------------------------------------
     265,000   Dallas-Fort Worth, TX International Airport (American Airlines)     7.250            11/01/2030            209,501
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Dallas-Fort Worth, TX International Airport (American Airlines)     8.250            11/01/2036          2,698,080
------------------------------------------------------------------------------------------------------------------------------------
     225,000   Dallas-Fort Worth, TX International Airport (Delta Air Lines)       7.125            11/01/2026            200,740
------------------------------------------------------------------------------------------------------------------------------------
     235,000   Dallas-Fort Worth, TX International Airport (Delta Air Lines)       7.625            11/01/2021            224,164
------------------------------------------------------------------------------------------------------------------------------------
   5,240,000   El Paso, TX Health Facilities Devel. Corp.
               (Bienvivir Senior Health Services)                                  7.750            08/15/2031          5,251,266
------------------------------------------------------------------------------------------------------------------------------------
     150,000   El Paso, TX International Airport Special Facilities
               (Marriott Corp.)                                                    7.875            03/01/2022            150,585
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Grapevine, TX IDC (Air Cargo)                                       6.500            01/01/2024          1,001,050
------------------------------------------------------------------------------------------------------------------------------------
   4,200,000   Gulf Coast Waste Disposal Authority, TX
               (Champion International Corp.)                                      7.375            10/01/2025          4,305,042
------------------------------------------------------------------------------------------------------------------------------------
       5,000   Harris County, TX Toll Road Senior Lien                             6.625            08/15/2017              5,022
------------------------------------------------------------------------------------------------------------------------------------
   1,330,000   Houston, TX Airport Special Facilities (Continental Airlines)       6.125            07/15/2027          1,008,167
------------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Houston, TX IDC (Air Cargo)                                         6.375            01/01/2023          1,489,575
------------------------------------------------------------------------------------------------------------------------------------
     115,000   Matagorda County, TX Navigation District (Reliant Energy)           5.950            05/01/2030             95,567
------------------------------------------------------------------------------------------------------------------------------------
   1,350,000   Newton County, TX Public Facility Corp.(2)                          8.000            03/01/2019          1,336,433
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000   TX GO RITES(1,2)                                                   18.282            12/01/2028          2,979,550
------------------------------------------------------------------------------------------------------------------------------------
   2,405,000   TX State Affordable Hsg. Corp. (American Hsg. Foundation)           8.000            03/01/2032          2,351,513
                                                                                                                      --------------
                                                                                                                       40,363,592
------------------------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--0.3%
   1,000,000   Puerto Rico Highway & Transportation Authority RITES(1)             8.779            07/01/2010          1,098,680
------------------------------------------------------------------------------------------------------------------------------------
      40,000   Puerto Rico Infrastructure                                          7.900            07/01/2007             40,848
                                                                                                                      --------------
                                                                                                                        1,139,528

14  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

   PRINCIPAL                                                                                                         MARKET VALUE
      AMOUNT                                                                      COUPON              MATURITY         SEE NOTE 1
====================================================================================================================================

 VERMONT--1.4%
 $ 1,145,000   VT Educational & Health BFA (St. Johnsbury Academy)                 7.150%           04/15/2014       $  1,172,434
------------------------------------------------------------------------------------------------------------------------------------
   3,360,000   VT HFA, Series B                                                    7.600            12/01/2024          3,477,096
                                                                                                                     ---------------
                                                                                                                        4,649,530
------------------------------------------------------------------------------------------------------------------------------------
 VIRGINIA--0.1%
      15,000   Hopewell, VA IDA (Stone Container Corp.)                            8.250            06/01/2016             15,383
------------------------------------------------------------------------------------------------------------------------------------
     150,000   Isle Wight County, VA IDA Solid Waste (Union Camp Corp.)            6.550            04/01/2024            152,851
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Portsmouth, VA Redevelopment & Hsg. Authority (Holiday Inn)         7.375            05/15/2010             19,190
                                                                                                                     ---------------
                                                                                                                          187,424
------------------------------------------------------------------------------------------------------------------------------------
 WASHINGTON--1.1%
   3,500,000   Grant County, WA Public Utility District RITES(1,2)                13.923            01/01/2022          3,387,790
------------------------------------------------------------------------------------------------------------------------------------
     100,000   Port Camas, WA Public Industrial Corp. (James River Corp. of VA.)   6.700            04/01/2023            101,093
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Port Longview, WA IDC (Weyerhauser Company)(2)                      7.450            02/01/2013             25,406
                                                                                                                     ---------------
                                                                                                                        3,514,289
------------------------------------------------------------------------------------------------------------------------------------
 WEST VIRGINIA--0.4%
   1,200,000   Marshall County, WV Pollution Control (Ohio Power Company)          6.850            06/01/2022          1,225,812
------------------------------------------------------------------------------------------------------------------------------------
      40,000   Mason County, WV Pollution Control
               (Appalachian Power Company)                                         7.875            11/01/2013             40,964
                                                                                                                     ---------------
                                                                                                                        1,266,776
------------------------------------------------------------------------------------------------------------------------------------
 WISCONSIN--2.4%
   2,500,000   Badger, WI Tobacco Asset Securitization Corp.                       6.125            06/01/2027          2,459,025
------------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Milwaukee, WI (Air Cargo)                                           7.500            01/01/2025          1,497,435
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   WI H&EFA RITES(1,2)                                                14.923            02/15/2032          2,008,520
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   WI State H&EFA (Newcastle Place)                                    7.000            12/01/2031          1,980,060
                                                                                                                     ---------------
                                                                                                                        7,945,040
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $351,448,731)--106.2%                                                              353,873,914
------------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(6.2)                                                                         (20,626,706)
                                                                                                                     ---------------
 NET ASSETS--100.0%                                                                                                  $333,247,208
                                                                                                                     ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTING OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:
BFA     Building Financing Agency
COP     Certificates of Participation
CPFA    Capital Projects Finance Authority
DFA     Development Finance Authority
EDA     Economic Development Authority
EDFA    Economic Development Finance Authority
EFA     Educational Facilities Authority
FA      Financing Authority
GO      General Obligation
H&E     Health and Educational Facilities Authority
HDA     Hospital Development Authority
HDC     Housing Development Corporation
HE&H    Higher Educational and Health
HFA     Housing Finance Agency
HFC     Housing Finance Corporation
HFFA    Health Facilities Financing Authority
HOC     Housing Opportunities Commission
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDC     Industrial Development Corp.
IRS     Inverse Rate Security
LGEF    Local Government Environmental Facilities & Community Development
RIBS    Residual Interest Bonds
RITES   Residual Interest Tax Exempt Security
TASC    Tobacco Settlement Asset-Backed Bonds

1. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of Notes to Financial Statements.
2. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial
Statements.
3. When-issued security to be determined and settled after July 31, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

15  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
================================================================================
 INDUSTRY CONCENTRATIONS  JULY 31, 2002
--------------------------------------------------------------------------------

 DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
 INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                                                                  MARKET VALUE            PERCENT
----------------------------------------------------------------------------------------------------------------------------

 Hospital/Health Care                                                                      $ 63,300,220               17.9%
 Airlines                                                                                    55,487,243               15.7
 Special Assessment                                                                          42,994,631               12.1
 Adult Living Facilities                                                                     29,663,053                8.4
 Pollution Control                                                                           26,451,825                7.5
 Electric Utilities                                                                          21,295,805                6.0
 Paper, Containers &Packaging                                                                19,980,322                5.7
 Marine/Aviation Facilities                                                                  16,094,723                4.5
 Higher Education                                                                            15,583,794                4.4
 Multifamily Housing                                                                         13,776,175                3.9
 Single Family Housing                                                                       12,385,057                3.5
 Manufacturing, Non-Durable Goods                                                            11,880,844                3.4
 Manufacturing, Durable Goods                                                                 5,959,480                1.7
 Resource Recovery                                                                            5,818,788                1.6
 Not-for-Profit Organization                                                                  5,280,342                1.5
 Hotels, Restaurants & Leisure                                                                2,695,000                0.8
 Gas Utilities                                                                                2,253,157                0.6
 Municipal Leases                                                                             1,377,244                0.4
 Highways/Railways                                                                            1,154,412                0.3
 Sales Tax Revenue                                                                              360,686                0.1
 Water Utilities                                                                                 40,278                0.0
 Student Loans                                                                                   20,428                0.0
 General Obligation                                                                              10,249                0.0
 Sewer Utilities                                                                                 10,158                0.0
                                                                                           ---------------------------------
 Total                                                                                     $353,873,914              100.0%
                                                                                           =================================

====================================================================================================================================
 SUMMARY OF RATINGS  JULY 31, 2002 / UNAUDITED
------------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL
 INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATING                                                                                                             PERCENT
------------------------------------------------------------------------------------------------------------------------------------

 AAA                                                                                                                   10.6%
 AA                                                                                                                     6.0
 A                                                                                                                     10.0
 BBB                                                                                                                   20.9
 BB                                                                                                                    16.7
 B                                                                                                                     12.6
 CCC                                                                                                                    0.2
 CC                                                                                                                     0.0
 C                                                                                                                      0.0
 D                                                                                                                      0.0
 Not Rated                                                                                                             23.0
                                                                                                                      ------
 Total                                                                                                                100.0%
                                                                                                                      ======

 Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated"
 category

16  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  JULY 31, 2002
===========================================================================================================================
 ASSETS
---------------------------------------------------------------------------------------------------------------------------

 Investments, at value (cost $351,448,731)--see accompanying statement                                        $353,873,914
---------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                           11,152,782
---------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                                             10,176,800
 Interest                                                                                                        6,613,655
 Other                                                                                                               2,422
                                                                                                              ------------
 Total assets                                                                                                  381,819,573

===========================================================================================================================
 LIABILITIES
---------------------------------------------------------------------------------------------------------------------------

 Payables and other liabilities:
 Investments purchased (including $46,953,635 purchased on a when-issued basis)                                 47,146,073
 Dividends                                                                                                       1,133,095
 Shares of beneficial interest redeemed                                                                             94,293
 Shareholder reports                                                                                                61,380
 Distribution and service plan fees                                                                                 36,587
 Trustees' compensation                                                                                             13,836
 Transfer and shareholder servicing agent fees                                                                      11,783
 Other                                                                                                              75,318
                                                                                                              ------------
 Total liabilities                                                                                              48,572,365

===========================================================================================================================
 NET ASSETS                                                                                                   $333,247,208
                                                                                                              ============

===========================================================================================================================
 COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
 Paid-in capital                                                                                              $332,654,009
---------------------------------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                                                            (69,491)
---------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                                       (1,762,493)
---------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                                      2,425,183
                                                                                                              ------------
 NET ASSETS                                                                                                   $333,247,208
                                                                                                              ============

===========================================================================================================================
 NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------------------

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $193,452,331 and 17,151,462
 shares of beneficial interest outstanding)                                                                         $11.28
 Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)                    $11.84
---------------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $90,547,174 and 8,013,486
 shares of beneficial interest outstanding)                                                                         $11.30
---------------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering
 price per share (based on net assets of $49,247,703 and 4,371,426 shares of beneficial interest outstanding)       $11.27

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2002
---------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------

 Interest                                                                                                       $9,420,897

===========================================================================================================================
 EXPENSES
---------------------------------------------------------------------------------------------------------------------------
 Management fees                                                                                                   731,104
---------------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                                           107,903
 Class B                                                                                                           323,001
 Class C                                                                                                           119,969
---------------------------------------------------------------------------------------------------------------------------
 Interest expense                                                                                                  171,170
---------------------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                               101,633
---------------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                                                      67,679
---------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                        14,454
---------------------------------------------------------------------------------------------------------------------------
 Other                                                                                                              36,936
                                                                                                                -----------
 Total expenses                                                                                                  1,673,849
 Less reduction to custodian expenses                                                                               (4,545)
 Less voluntary waiver of expenses                                                                                 (35,643)
                                                                                                                -----------
 Net expenses                                                                                                    1,633,661

===========================================================================================================================
 NET INVESTMENT INCOME                                                                                           7,787,236

===========================================================================================================================
 REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------------------------------------------------
 Net realized gain on:
 Investments                                                                                                       523,283
 Closing of futures contracts                                                                                        9,865
                                                                                                                -----------
 Net realized gain                                                                                                 533,148

---------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                                              571,598
                                                                                                                -----------
 Net realized and unrealized gain                                                                                1,104,746
===========================================================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                           $8,891,982
                                                                                                                ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

 YEAR ENDED JULY 31,                                                                                2002              2001
===========================================================================================================================
 OPERATIONS
---------------------------------------------------------------------------------------------------------------------------

 Net investment income                                                                      $  7,787,236       $ 2,856,782
---------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                                        533,148        (1,368,916)
---------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                                           571,598         3,926,344
                                                                                            -------------------------------
 Net increase in net assets resulting from operations                                          8,891,982         5,414,210

===========================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                                                      (4,896,514)       (1,891,866)
 Class B                                                                                      (2,106,059)         (800,794)
 Class C                                                                                        (807,906)         (111,069)

===========================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                                     154,036,029         3,114,582
 Class B                                                                                      69,927,734         1,583,095
 Class C                                                                                      45,686,275           849,563

===========================================================================================================================
 NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
 Total increase                                                                              270,731,541         8,157,721
---------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                          62,515,667        54,357,946
                                                                                            -------------------------------
 End of period [including overdistributed net investment
 income of $69,491 and $46,248, respectively]                                               $333,247,208       $62,515,667
                                                                                            ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS

 CLASS A        YEAR ENDED JULY 31,                                   2002         2001        2000          1999       1998
================================================================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period                               $11.25       $10.76      $11.24        $11.62     $11.47
--------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                 .71          .58         .58           .56        .54
 Net realized and unrealized gain (loss)                               .03          .48        (.45)         (.39)       .19
                                                                   -------------------------------------------------------------
 Total from investment operations                                      .74         1.06         .13           .17        .73
--------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                 (.71)        (.57)       (.57)         (.55)      (.58)
 Distributions from net realized gain                                   --           --        (.04)           --         --
                                                                   -------------------------------------------------------------
 Total dividends and/or distributions to shareholders                 (.71)        (.57)       (.61)         (.55)      (.58)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $11.28       $11.25      $10.76        $11.24     $11.62
                                                                   =============================================================

================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                                  6.89%       10.03%       1.28%         1.36%      6.52%

================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                         $193,452      $38,827     $34,050       $35,924    $35,074
--------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                $ 73,877      $36,900     $34,296       $36,532    $32,153
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                                6.61%        5.21%       5.41%         4.78%      4.61%
 Expenses                                                             1.06%        0.87%       1.13%         1.13%      1.15%(3)
 Expenses, net of interest expense, and reduction
 to custodian expenses and/or voluntary waiver of expenses            0.89%        0.78%       0.96%         0.95%      0.96%
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               127%          37%         12%           55%        35%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

 CLASS B        YEAR ENDED JULY 31,                                   2002         2001        2000          1999       1998
================================================================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period                               $11.27       $10.78      $11.26        $11.64     $11.49
--------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                 .63          .49         .50           .47        .46
 Net realized and unrealized gain (loss)                               .02          .48        (.45)         (.39)       .18
                                                                   -------------------------------------------------------------
 Total from investment operations                                      .65          .97         .05           .08        .64
--------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                 (.62)        (.48)       (.49)         (.46)      (.49)
 Distributions from net realized gain                                   --           --        (.04)           --         --
                                                                   -------------------------------------------------------------
 Total dividends and/or distributions to shareholders                 (.62)        (.48)       (.53)         (.46)      (.49)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $11.30       $11.27      $10.78        $11.26     $11.64
                                                                   =============================================================

================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                                  6.07%        9.19%       0.51%         0.60%      5.71%

================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                          $90,547      $20,279     $17,866       $21,524    $19,344
--------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                 $36,100      $18,445     $19,249       $21,648    $17,024
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                                5.85%        4.45%       4.64%         4.02%      3.85%
 Expenses                                                             1.80%        1.62%       1.89%         1.88%      1.91%(3)
 Expenses, net of interest expense, and reduction
 to custodian expenses and/or voluntary waiver of expenses            1.63%        1.53%       1.72%         1.70%      1.72%
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               127%          37%         12%           55%        35%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS  CONTINUED

 CLASS C        YEAR ENDED JULY 31,                                   2002         2001        2000          1999       1998
====================================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period                               $11.24       $10.75      $11.23        $11.61     $11.46
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                 .61          .50         .50           .47        .46
 Net realized and unrealized gain (loss)                               .04          .48        (.45)         (.39)       .18
                                                                   -----------------------------------------------------------------
 Total from investment operations                                      .65          .98         .05           .08        .64
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                 (.62)        (.49)       (.49)         (.46)      (.49)
 Distributions from net realized gain                                   --           --        (.04)           --         --
                                                                   -----------------------------------------------------------------
 Total dividends and/or distributions to shareholders                 (.62)        (.49)       (.53)         (.46)      (.49)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $11.27       $11.24      $10.75        $11.23     $11.61
                                                                   =================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                                  6.09%        9.22%       0.51%         0.60%      5.72%

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                          $49,248       $3,410      $2,442        $3,504     $2,439
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                 $13,453       $2,552      $2,790        $3,260     $1,638
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                                5.88%        4.45%       4.65%         4.02%      3.82%
 Expenses                                                             1.80%        1.62%       1.89%         1.88%      1.91%(3)
 Expenses, net of interest expense, and reduction
 to custodian expenses and/or voluntary waiver of expenses            1.63%        1.53%       1.72%         1.70%      1.72%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               127%          37%         12%           55%        35%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Rochester National Municipals (the Fund), which operated under the name of Oppenheimer Florida Municipal Fund through September 30, 2001, is a separate series of Oppenheimer Multi-State Municipal Trust, an open-end management investment company registered under the Investment Company Act of
 1940, as amended. The Fund's investment objective is to seek as high a level of current income exempt from federal income taxes for individual investors by investing in diversified portfolio of high-yield municipal securities. The
 Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC).
 All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes
 A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
      The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS. Delivery and
 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the
 Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2002, the Fund had entered into when-issued purchase or forward commitments of $46,953,635.

23  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
 As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
 Fund intends to invest no more than 35% of its total assets in inverse floaters. Inverse floaters amount to $26,134,998 as of July 31, 2002. Including the effect of leverage, inverse floaters represent 16.88% of the Fund's total assets as of July 31, 2002.
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.

 As of July 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                                       EXPIRING
                                       --------------------------------------
                                       2009                        $1,051,022
                                       2010                           711,471
                                                                   ----------
                                       Total                       $1,762,493
                                                                   ==========
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 July 31, 2002, the Fund's projected benefit obligations were increased by
 $1,572 and payments of $2,241 were made to retired trustees, resulting in an accumulated liability of $15,063 as of July 31, 2002.
      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

24  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the years ended July 31, 2002 and July 31, 2001 was as follows:

                                                   YEAR ENDED        YEAR ENDED
                                                JULY 31, 2002    JULY 31, 2001
              ------------------------------------------------------------------
              Distributions paid from:
              Exempt-interest dividends            $7,810,479      $ 2,803,729
              Long-term capital gain                       --               --
              Return of capital                            --               --
                                                   -----------------------------
              Total                                $7,810,479       $2,803,729
                                                   =============================

 As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:
              Overdistributed net investment income       $   (69,491)
              Accumulated net realized loss                (1,762,493)
              Net unrealized appreciation                   2,425,183
                                                          ------------
              Total                                       $   593,199
                                                          ============
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

25  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                            YEAR ENDED JULY 31, 2002              YEAR ENDED JULY 31, 2001
                                                             SHARES           AMOUNT              SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------------------------
 CLASS A

 Sold                                                    15,031,670     $168,920,509           1,445,301      $ 16,014,893
 Dividends and/or distributions reinvested                  174,139        1,957,410              85,518           944,797
 Redeemed                                                (1,505,137)     (16,841,890)         (1,245,067)      (13,845,108)
                                                         -------------------------------------------------------------------
 Net increase                                            13,700,672     $154,036,029             285,752      $  3,114,582
                                                         ===================================================================
 CLASS B
 Sold                                                     6,720,122     $ 75,616,454             551,671      $  6,115,629
 Dividends and/or distributions reinvested                   57,341          645,710              28,505           315,306
 Redeemed                                                  (563,068)      (6,334,430)           (439,091)       (4,847,840)
                                                         -------------------------------------------------------------------
 Net increase                                             6,214,395     $ 69,927,734             141,085      $  1,583,095
                                                         ===================================================================
 CLASS C
 Sold                                                     4,195,905     $ 47,120,023             132,285      $  1,467,416
 Dividends and/or distributions reinvested                   29,585          332,235               5,126            56,555
 Redeemed                                                  (157,392)      (1,765,983)            (61,296)         (674,408)
                                                         -------------------------------------------------------------------
 Net increase                                             4,068,098     $ 45,686,275              76,115      $    849,563
                                                         ===================================================================

================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2002, were
 $465,949,424 and $175,636,761, respectively.

 As of July 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $351,448,731 was composed of:

                               Gross unrealized appreciation        $ 5,367,402
                               Gross unrealized depreciation         (2,942,219)
                                                                    -----------
                               Net unrealized appreciation            2,425,183
                                                                    ===========

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.60% of the first $200 million of average annual net assets, 0.55% of the next
 $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million,
 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion. Effective January 1, 1997, the Manager has voluntarily undertaken to waive a portion of its management fee until the Fund reaches $150 million in net assets, whereby the Fund pays a fee not to exceed 0.545% of average annual net assets. The Manager withdrew this waiver as of April 30,
 2002. The Fund's management fee for the year ended July 31, 2002 was an annualized rate of 0.59%.

26  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS $22.50 per account fee.
      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                  AGGREGATE            CLASS A        CONCESSIONS        CONCESSIONS          CONCESSIONS
                                  FRONT-END          FRONT-END         ON CLASS A         ON CLASS B           ON CLASS C
                              SALES CHARGES      SALES CHARGES             SHARES             SHARES               SHARES
                                 ON CLASS A        RETAINED BY        ADVANCED BY        ADVANCED BY          ADVANCED BY
 YEAR ENDED                          SHARES        DISTRIBUTOR     DISTRIBUTOR(1)      DISTRIBUTOR(1)      DISTRIBUTOR(1)
------------------------------------------------------------------------------------------------------------------------------------

 July 31, 2002                   $3,125,254           $549,480           $384,406          $2,670,524            $375,166

1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                    CLASS A                               CLASS B                                 CLASS C
                        CONTINGENT DEFERRED                   CONTINGENT DEFERRED                     CONTINGENT DEFERRED
                              SALES CHARGES                         SALES CHARGES                           SALES CHARGES
 YEAR ENDED         RETAINED BY DISTRIBUTOR               RETAINED BY DISTRIBUTOR                 RETAINED BY DISTRIBUTOR
------------------------------------------------------------------------------------------------------------------------------------

 July 31, 2002                       $8,338                               $71,468                                  $5,427

------------------------------------------------------------------------------------------------------------------------------------

 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of
 Class A shares of the Fund. For the year ended July 31, 2002 , payments under the Class A Plan totaled $107,903, all of which were paid by the Distributor to recipients, and included $2,762 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
 adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of
 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan.

 Distribution fees paid to the Distributor for the year ended July 31, 2002, were as follows:

                                                                                                            DISTRIBUTOR'S
                                                                                       DISTRIBUTOR'S            AGGREGATE
                                                                                           AGGREGATE         UNREIMBURSED
                                                                                        UNREIMBURSED        EXPENSES AS %
                                           TOTAL PAYMENTS      AMOUNT RETAINED              EXPENSES        OF NET ASSETS
                                               UNDER PLAN       BY DISTRIBUTOR            UNDER PLAN             OF CLASS
------------------------------------------------------------------------------------------------------------------------------------

 Class B Plan                                    $323,001             $293,265            $3,140,318                 3.47%
 Class C Plan                                     119,969               88,931               568,410                 1.15

27  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 5. FUTURES CONTRACTS

 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
      The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
      Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
 Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

================================================================================
 6. ILLIQUID SECURITIES
 As of July 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July
 31, 2002 was $25,359,992, which represents 7.61% of the Fund's net assets.

================================================================================
 7. BANK BORROWINGS
 The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other
 Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $250 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%.
 The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
      The Fund had no borrowings outstanding at July 31, 2002. For the year ended July 31, 2002, the average monthly loan balance was $6,883,230 at an average interest rate of 2.442%. The Fund had gross borrowings and gross loan repayments of $32,300,000 and $29,700,000, respectively, during the year ended
 July 31, 2002. The maximum amount of borrowings outstanding at any month-end was $27,700,000. The Fund paid $545 in commitment fees during the year ended
 July 31, 2002.

28  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS

Below   are    summaries   of   the   rating    definitions    used   by   the
nationally-recognized  rating agencies listed below for municipal  securities.
Those ratings  represent the opinion of the agency as to the credit quality of issues that they rate. The summaries  below are based upon  publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. [("Moody's")]

LONG-TERM BOND RATINGS

Aaa:  Bonds  rated  "Aaa" are  judged to be the best  quality.  They carry the smallest  degree of  investment  risk.  Interest  payments are  protected by a large or by an  exceptionally  stable  margin and  principal is secure.  While the various protective  elements are likely to change, the changes that can be expected  are most  unlikely to impair the  fundamentally  strong  position of such issues.

Aa:  Bonds  rated  "Aa" are  judged to be of high  quality  by all  standards.
Together  with the "Aaa" group,  they  comprise  what are  generally  known as high-grade  bonds.  They are rated lower than the best bonds  because  margins of protection  may not be as large as with Aaa  securities or  fluctuation  of protective  elements  may be of  greater  amplitude  or  there  may  be  other elements  present which make the long-term  risk appear  somewhat  larger than the of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment  attributes and are to be considered  as  upper-medium-grade  obligations.  Factors  giving  security to principal  and  interest are  considered  adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations;  that is, they are  neither  highly  protected  nor poorly  secured.  Interest  payments  and principal  security  appear  adequate  for the present but certain  protective elements  may be  lacking  or may be  characteristically  unreliable  over any great length of time. Such bonds lack outstanding  investment  characteristics and have speculative characteristics as well.

Ba:  Bonds rated "Ba" are judged to have  speculative  elements.  Their future cannot be  considered  well-assured.  Often the  protection  of  interest  and principal  payments  may be very  moderate  and thereby  not well  safeguarded during  both good and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

B:  Bonds  rated  "B"  generally   lack   characteristics   of  the  desirable
investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing.  Such issues may be in default or there  may be  present  elements  of  danger  with  respect  to  principal  or interest.

Ca: Bonds rated "Ca"  represent  obligations  which are  speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds  rated "C" are the lowest  class of rated  bonds and can be  regarded as having  extremely  poor  prospects of ever  attaining  any real  investment standing.

Con. (...):  Bonds for which the security  depends on the completion of some act or the fulfillment of some condition are rated conditionally.  These bonds are secured by (a)  earnings  of  projects  under  construction,  (b)  earnings of projects  unseasoned  in  operating  experience,  (c) rentals  that begin when facilities  are  completed,  or (d)  payments  to which  some  other  limiting condition attaches.  The parenthetical  rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.
Moody's  applies  numerical  modifiers  1,  2,  and 3 in each  generic  rating classification  from "Aa" through  "Caa." The modifier "1" indicates  that the obligation  ranks  in the  higher  end of its  generic  rating  category;  the modifier "2" indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating  category.  Advanced  refunded issues that are secured by certain assets are identified with a # symbol.

SHORT-TERM RATINGS - U.S. TAX-EXEMPT MUNICIPALS

There are three ratings for short-term  obligations that are investment grade.
Short-term  speculative  obligations  are  designated  "SG." For variable rate demand  obligations,  a  two-component  rating is  assigned.  The first  (MIG)
element  represents an evaluation by Moody's of the degree of risk  associated with  scheduled  principal and interest  payments.  The second  element (VMIG)
represents  an  evaluation  of the degree of risk  associated  with the demand feature.

MIG  1/VMIG 1:  Denotes  superior  credit  quality.  Excellent  protection  is afforded by  established  cash flows,  highly  reliable  liquidity  support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes strong credit  quality.  Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes  acceptable  credit  quality.  Liquidity  and  cash-flow protection  may be narrow,  and market access for  refinancing is likely to be less well established.

SG:  Denotes  speculative-grade  credit  quality.  Debt  instruments  in  this category may lack margins of protection.

Standard & Poor's  {Rating  Services}  [Ratings  Services,  a division  of The
McGraw-Hill Companies, Inc. ("Standard & Poor's")]

LONG-TERM CREDIT RATINGS

AAA: Bonds rated {"AAA" have} [`AAA' has] the highest rating assigned by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated {"AA" differ} [`AA' differs] from the highest[-]rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated {"A"} [`A'] are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated {"BBB" exhibit} [`BBB' exhibits] adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

{Bonds rated "BB", "B", "CCC", "CC" and "C"} [Obligations rated `BB', `B',
`CCC', `CC', and `C'] are regarded as having significant speculative characteristics. {"BB"} [`BB'] indicates the least degree of speculation and
{"C"} [`C'] the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated {"BB"} [`BB'] are less vulnerable to nonpayment than other speculative issues. However, {these face} [it faces] major ongoing uncertainties or exposure to adverse business, financial, or economic conditions[,] which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated {"B"} [`B'] are more vulnerable to nonpayment than obligations rated {"BB,"} [`BB',] but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated {"CCC"} [`CCC'] are currently vulnerable to nonpayment{,}
and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial[,] or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: Bonds rated {"CC"} [`CC'] are currently highly vulnerable to nonpayment.

C: The {"C"} [`C'] rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated {"D" are in default. Payments on the} [`D' are in payment default. The `D' rating category is used when payments on an] obligation are not {being} made on the date due even if the applicable grace period has not expired, unless Standard {and} [&] Poor's believes that such payments will be made during such grace period. The {"D"} [`D'] rating [also] will {also} be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from {"AA"} [`AA'] to {"CCC"} [`CCC'] may be modified by the addition of a plus {(+)} or minus {(-)} sign to show relative standing within the major rating categories.

{The "p" symbol} [c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.
p: The letter `p'] indicates that the rating is provisional. {The "r" symbol is attached to the ratings of instruments with significant noncredit risks.}
[A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.
r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.]

SHORT-TERM ISSUE CREDIT RATINGS

SP-1:  Strong  capacity to pay principal  and  interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory  capacity  to  pay  principal  and  interest,  with  some vulnerability  to adverse  financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.

INTERNATIONAL LONG-TERM CREDIT RATINGS

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.
F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-1
                                  Appendix B

                   Municipal Bond Industry Classifications

Adult Living Facilities
 {Bond Anticipation Notes} [Airlines]
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
[Hotels, Restaurants & Leisure
]Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
[Paper, Containers & Packaging
]Parking Fee Revenue
Pollution Control
Resource Recovery
 {Revenue Anticipation Notes  } Sales
Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
 {Tax Anticipation Notes  Tax & Revenue
Anticipation Notes  } Telephone Utilities
[Tobacco
]Water Utilities

                                     C-17
                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A {shares1} [shares]3 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.4  That is because of the economies of sales efforts realized by
OppenheimerFunds Distributor, Inc., (referred to in this document as the
"Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds {that were merged into or became Oppenheimer funds}.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         [1)]     plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code,
         [2)]     non-qualified deferred compensation plans,
         [3)]     employee benefit {plans2
         }[plans5
         4)]      Group Retirement {Plans3
         }[Plans6
         5)]      403(b)(7) custodial plan accounts
         [6)]     Individual Retirement Accounts ("IRAs"), including
            traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.
  {--------------Certain waivers also apply to Class M shares of Oppenheimer
       Convertible Securities Fund.An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal
         Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the
       Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an
      Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include
       457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan"
        also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an
      Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the
         Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales
       charge.I.} Applicability of Class A Contingent Deferred Sales Charges
                                  in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months {of the end}[(24 months in the case of Oppenheimer Rochester
National Municipals and Rochester Fund Municipals) of the beginning] of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."7 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases [of Class A shares] by a Retirement Plan [that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that:
         1) bought]{(other than an IRA or 403(b)(7) custodial plan) that:
         buys} shares costing $500,000 or more, [2) had] {or has,} at the time of purchase{,} 100 or more eligible employees or total plan assets of $500,000 or more, or [3) certified] {certifies} to the
         Distributor that it projects to have annual plan purchases of
         $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         [1)]     through a broker, dealer, bank or registered investment
            adviser that has made special arrangements with the Distributor for those purchases, or
         [2)]     by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         [1)]     The record keeping is performed by Merrill Lynch Pierce
            Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            {Asset} [Investment] Management, L.P. {("MLAM")}[("MLIM")], that are made available under a Service Agreement between Merrill
            Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by {MLAM} [MLIM] (the funds described in (a) and (b) are referred to as "Applicable
            Investments").
         [2)]     The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         [3)]     The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.
  {Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before May 1, 1999.II.} Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A.    A.    Waivers of Initial and Contingent Deferred Sales Charges for
   Certain Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|
      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.
|_|
A.    B.    Waivers of Initial and Contingent Deferred Sales Charges in
   Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

A.    C.    Waivers of the Class A Contingent Deferred Sales Charge for
   Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value {measured at the time the Plan is established,} adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         [1)]     Following the death or disability (as defined in the
            Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
         [2)]     To return excess contributions.
         [3)]     To return contributions made due to a mistake of fact.
         [4)]     Hardship withdrawals, as defined in the plan.8
         [5)]     Under a Qualified Domestic Relations Order, as defined in
            the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the
            Internal Revenue Code.
         [6)]     To meet the minimum distribution requirements of the
            Internal Revenue Code.
         [7)]     To make "substantially equal periodic payments" as
            described in Section 72(t) of the Internal Revenue Code.
         [8)]     For loans to participants or beneficiaries.
         [9)]     Separation from service.9
         {(10)} [10)]   Participant-directed redemptions to purchase shares
            of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         {(}11)   Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   {For distributions from Retirement Plans having 500 or more eligible employees, except distributions due to termination of all of the
         Oppenheimer funds as an investment option under the Plan. }For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   [For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.   Waivers of Class B, Class C and Class N] {III. Waivers of Class B and
                     Class C } Sales Charges of Oppenheimer Funds
--------------------------------------------------------------------------------

The Class B {and}[,] Class C [and Class N] contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.    A.    Waivers for Redemptions in Certain Cases.

The Class B {and}[,] Class C [and Class N] contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder{, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary}. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the
         Social Security Administration.
|_|   [The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.]
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of {$1 million or more held by the Retirement Plan for more than one year} [$500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares], if the redemption proceeds are invested in Class {A} [N] shares of one or more Oppenheimer funds.
|_|   Distributions10 from Retirement Plans or other employee benefit plans for any of the following purposes:
         [1)]     Following the death or disability (as defined in the
            Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
         [2)]     To return excess contributions made to a participant's
            account.
         [3)]     To return contributions made due to a mistake of fact.
         [4)]     To make hardship withdrawals, as defined in the plan.11
         [5)]     To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         [6)]     To meet the minimum distribution requirements of the
            Internal Revenue Code.
         [7)]     To make "substantially equal periodic payments" as
            described in Section 72(t) of the Internal Revenue Code.
         [8)]     For loans to participants or beneficiaries.12
         [9)]     On account of the participant's separation from service.13
         [10)]    Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         [11)]    Distributions made on account of a plan termination or
            "in-service" distributions, {"} if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         {Distributions from Retirement Plans having 500 or more eligible employees, but excluding distributions made because of the Plan's elimination as investment options under the Plan of all of the
            Oppenheimer funds that had been offered.
         }[12)]   For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value {annually (measured from the establishment of the}[, adjusted annually.
         13)      Redemptions of Class B shares under an] Automatic
            Withdrawal Plan [for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.]{).}
|_|   Redemptions of Class B shares {(}or Class C shares{, effective August
         1, 1999)} under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

A.    B.    Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|
      [Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.     ]{IV.} Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           { } Oppenheimer {Quest} Small
   Cap Value Fund { }
   Oppenheimer Quest Balanced Value Fund        { } Oppenheimer Quest Global
   Value Fund { }[, Inc.]
   Oppenheimer Quest Opportunity Value Fund     {  }

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  { } Quest for Value New York
   Tax-Exempt Fund
   { } Quest for Value Investment Quality Income Fund { } Quest for Value
   National Tax-Exempt Fund
   { } Quest for Value Global Income Fund { } Quest for Value California
   Tax-Exempt Fund { }

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds[,]
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.
|_|
A.    A.    Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for {Class A} [Class A] shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                                                                  {Commission}
                      Initial Sales       Initial Sales Charge   [Concession]
Number of Eligible    Charge as a % of    as a % of Net Amount   as % of
Employees or Members  Offering Price      Invested               Offering Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
(10)  Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
(11)  Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.
o
|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased {Class A} [Class A] shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

A.    B.    Class A, Class B and Class C Contingent Deferred Sales Charge
   Waivers.
B.
|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of {Class A} [Class A], Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a
Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to {March 6} [March 6], 1995 in connection with:
(12)  withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account [value, adjusted annually], and
(13)  liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.
o
|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of {Class A} [Class A],
Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
(14)  redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the
            {U.S. Social} [U.S. Social] Security Administration);
(15)  withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account {;} [value; adjusted annually,]
            and
(16)  liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any {Class A}
[Class A], Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same {Class of} [Class of]
shares in that fund or another Oppenheimer fund within 90 days after redemption.
V.       {V.} Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer {Disciplined} Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      { } Connecticut Mutual Total Return
   Account
   { } Connecticut Mutual Government Securities Account     { } CMIA LifeSpan
   Capital Appreciation Account
   { } Connecticut Mutual Income Account  { } CMIA LifeSpan Balanced Account
   { } Connecticut Mutual Growth Account  { } CMIA Diversified Income Account
   { }
A.
B.    A.    Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   {n} Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         [1)]     persons whose purchases of Class A shares of a Fund and
            other Former Connecticut Mutual Funds were $500,000 prior to
            March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
         [2)]     persons whose intended purchases under a Statement of
            Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge{.}

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   {n} Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more)
of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         [1)]     any purchaser, provided the total initial amount invested
            in the Fund or any one or more of the Former Connecticut Mutual
            Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and
            Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such
            Fund merged;
         [2)]     any participant in a qualified plan, provided that the
            total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         [3)]     Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         [4)]     employee benefit plans sponsored by Connecticut Mutual
            Financial Services, L.L.C. ("CMFS"), the prior distributor of the
            Former Connecticut Mutual Funds, and its affiliated companies;
         [5)]     one or more members of a group of at least 1,000 persons
            (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         [6)]     an institution acting as a fiduciary on behalf of an
            individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former
            Connecticut Mutual Funds, provided the institution had an
            agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

A.    B.    Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   [1)]     by the estate of a deceased shareholder;
   [2)]     upon the disability of a shareholder, as defined in Section
      72(m)(7) of the Internal Revenue Code;
   [3)]     for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   [4)]     as tax-free returns of excess contributions to such retirement or employee benefit plans;

   [5)]     in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or {commission} [concession] in connection with the purchase of shares of any registered investment management company;
   [6)]     in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   [7)]     in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   [8)]     in connection with automatic redemptions of Class A shares and
      Class B shares in certain retirement plan accounts pursuant to an
      Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
   [9)]     as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.        {VI.} Special Reduced Sales Charge for Former Shareholders of
                            Advance America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer {Equity} [Capital]
Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.       {VII.} Sales Charge Waivers on Purchases of Class M Shares of
                      Oppenheimer Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.
------------------------------------------------------------------------------
{
------------------------------------------------------------------------------

}Oppenheimer Rochester National Municipals

Internet {Web Site} [Website]:
         www.oppenheimerfunds.com

Investment Adviser
     OppenheimerFunds, Inc.
     {6803 South Tucson Way} [498 Seventh Avenue]
     {Englewood, Colorado 80112} [New York, New York 10018]

Distributor
     OppenheimerFunds Distributor, Inc.
     {6803 South Tucson Way} [498 Seventh Avenue]
     {Englewood, Colorado 80112} [New York, New York 10018]

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     {1-800-525-7048} [1.800.CALL.OPP (225-5677)]

Custodian Bank
     Citibank, N.A.
     399 Park Avenue
     New York, New York 10043

Independent Auditors
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown {& Platt}[, Rowe and Maw]
     1675 Broadway
     New York, New York 10019-5820
1234
{PX795.1101} [PX795.1102]

--------
1 Mr. Motley was elected as Trustee to the Board I Funds effective October
 10, 2002.
2 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and the Trust and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

3 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
4 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
5 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
6 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
7 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
8 This provision does not apply to IRAs.
9 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
10 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
11 This provision does not apply to IRAs.
12 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
13 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

------------------------------------------------------------------------------
Oppenheimer Pennsylvania Municipal Fund
------------------------------------------------------------------------------

6803  South  Tucson  Way,  Englewood,   Colorado  {80112Centennial,   Colorado
80112-3924} [80112]
{1-800-525-70481-800-CALL-OPP (225-5677)} [1-800-525-7048]

Statement of Additional Information dated November 27, {20012002} [2001]

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  November 27,  {2001.2002}  [2001].  It should be read together  with the  Prospectus.  You can obtain the  Prospectus
by  writing  to  the  {Fund's}  [Fund's]   Transfer  Agent,   OppenheimerFunds
Services, at P.O. Box 5270, Denver,  Colorado 80217 or by calling the Transfer
Agent  at the  toll-free  number  shown  above or by  downloading  it from the
OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks.........
     The Fund's Investment Policies...........................................
     Municipal Securities.....................................................
     Other Investment Techniques and Strategies...............................
     Investment Restrictions..................................................
How the Fund is Managed.......................................................
     Organization and History.................................................
     Trustees and Officers of the Fund........................................
     The Manager .............................................................
Brokerage Policies of the Fund................................................
Distribution and Service Plans................................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How to Exchange Shares........................................................
Dividends, Capital Gains and Taxes............................................
Additional Information About the Fund.........................................

Financial Information About the Fund
Independent {Auditors'} [Auditors'] Report....................................
Financial Statements .........................................................
Appendix A: Municipal Bond Ratings.........................................A-1
Appendix B: Industry Classifications.......................................B-1
Appendix C: Special Sales Charge Arrangements and Waivers...C-{1ABOUT THE FUND
}[1
------------------------------------------------------------------------------

ABOUT THE FUND]
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The investment  objective{,} [and] the principal investment policies and the main risks of the Fund are  described in the  Prospectus.  This  Statement of  Additional  Information  contains  supplemental  information  about  those policies  and the types of  securities  that the  Fund's  investment  Manager,
OppenheimerFunds,  Inc.,  can select for the Fund.  Additional  information is also  provided  about the  strategies  the Fund may use to try to achieve  its objective.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's Manager may use in selecting portfolio  securities  will vary over time.  The Fund is not  required  to use all of the investment  techniques and strategies  described below at all times in seeking  its goals.  It may use some of the special  investment  techniques and strategies at some times or not at all.

      The Fund  does not  make  investments  with  the  objective  of  seeking capital growth , since that would generally be  inconsistent  with its goal of seeking tax-exempt income.  However,  the values of the securities held by the
Fund may be affected by changes in general  interest  rates and other  factors prior to their  maturity.  Because the current value of debt  securities  vary inversely  with  changes in  prevailing  interest  rates,  if  interest  rates increased after a security is purchased,  that security will normally  decline in value.  Conversely,  should  interest  rates  decrease  after a security is purchased, normally its value will rise.

      However,  those  fluctuations  in value  will not  generally  result  in realized  gains or losses to the Fund unless the Fund sells the security prior to the  security's  maturity.  A debt  security held to maturity is redeemable by its issuer at full  principal  value plus accrued  interest.  The Fund does not usually intend to dispose of securities  prior to their maturity,  but may do so for  liquidity  purposes,  or because  of other  factors  affecting  the issuer that cause the Manager to sell the particular  security.  In that case, the Fund could realize a capital gain or loss on the sale.

      There are  variations  in the credit  quality of  municipal  securities, both within a particular rating  classification  and between  classifications.
These  variations  depend  on  numerous  factors.   The  yields  of  municipal
securities depend on a number of factors,  including general conditions in the municipal securities market, the size of a particular  offering,  the maturity of the  obligation  and  rating  (if  any) of the  issue.  These  factors  are discussed in greater detail below.

Municipal  Securities.  The types of  municipal  securities  in which the Fund
may  invest  are  described  in  the  Prospectus   under  {"About  the  Fund's
Investments."   The  Manager  has  interpreted  the  Fund's  policy  regarding investment in municipal  securities to require the Fund to invest at least 80%
of  the  Fund's  net  assets  in  municipal   securities.}["About  the  Fund's
Investments."]  Municipal  securities  are  generally  classified  as  general obligation  bonds,  revenue  bonds and  notes.  A  discussion  of the  general characteristics  of these  principal  types of  municipal  securities  follows below.

      |X| Municipal Bonds. We have classified  municipal  securities  having a maturity  (when  the  security  is  issued)  of  more  than  one  (1)  year as
"municipal  bonds."  The  principal  classifications  of  long-term  municipal
bonds  are  {"general   obligation"  and  "revenue"   (including   "industrial
development")}["general   obligation"  and  "revenue"  (including  "industrial
development")]  bonds.  They may have fixed,  variable  or  floating  rates of interest, as described below.

      Some bonds may be "callable,"  allowing the issuer to redeem them before their  maturity  date. To protect  bondholders,  callable  bonds may be issued with  provisions  that  prevent  them from being  called for a period of time.
Typically,  that is five (5) to ten (10) years from the  issuance  date.  When interest  rates decline,  if the call  provision on a bond has expired,  it is more  likely  that the  issuer  may call the bond.  If that  occurs,  the Fund might have to  reinvest  the  proceeds of the called bond in bonds that have a lower rate of return.

            |X| General  Obligation  Bonds.  The basic security behind general obligation  bonds is the  {issuer's}  [issuer's]  pledge of its full faith and credit and taxing  power,  if any,  for the  repayment  of  principal  and the payment of  interest.  Issuers of general  obligation  bonds  include  states, counties,  cities,  towns,  and  regional  districts.  The  proceeds  of these obligations  are  used to fund a wide  range  of  public  projects,  including construction  or  improvement  of schools,  highways and roads,  and water and sewer  systems.  The rate of taxes that can be levied for the  payment of debt service on these bonds may be limited or  unlimited.  Additionally,  there may be limits as to the rate or amount of special  assessments  that can be levied to meet these obligations.

            |X| Revenue  Bonds.  The principal  security for a revenue bond is generally  the net  revenues  derived  from a  particular  facility,  group of facilities,  or, in some cases,  the proceeds of a special excise tax or other specific  revenue  source.  Revenue bonds are issued to finance a wide variety of capital projects.  Examples include electric, gas, water and sewer systems;
highways,  bridges,  and tunnels;  port and airport  facilities;  colleges and universities; and hospitals.

            Although the principal  security for these types of bonds may vary from bond to bond,  many  provide  additional  security  in the form of a debt service reserve fund that may be used to make principal and interest  payments on the {issuer's} [issuer's]  obligations.  Housing finance authorities have a wide range of security,  including partially or fully insured mortgages,  rent subsidized  and/or  collateralized  mortgages,  and/or the net  revenues  from housing or other public projects.  Some  authorities  provide further security in the form of a {state's}  [state's] ability (without  obligation) to make up deficiencies in the debt service reserve fund.

            |X| Industrial  Development  Bonds.  Industrial  development bonds are  considered  municipal  bonds if the interest  paid is exempt from federal income  tax.  They are issued by or on behalf of public  authorities  to raise money to finance  various  privately  operated  facilities  for  business  and manufacturing,  housing,  sports, and pollution control.  These bonds may also be used to finance public  facilities such as airports,  mass transit systems, ports,  and parking.  The payment of the  principal and interest on such bonds is dependent  solely on the ability of the {facility's}  [facility's]  user to meet its financial  obligations  and the pledge,  if any, of real and personal property financed by the bond as security for those payments.

            |X| Private Activity Municipal  Securities.  The Tax Reform Act of
1986  (the  {"Tax}["Tax]  Reform  {Act")}  [Act")]  reorganized,  as  well  as amended,  the rules  governing  tax exemption for interest on certain types of municipal  securities.  The Tax  Reform Act  generally  did not change the tax treatment of bonds issued in order to finance governmental  operations.  Thus, interest on general  obligation bonds issued by or on behalf of state or local governments,  the proceeds of which are used to finance the operations of such governments,  continues to be tax-exempt.  However, the Tax Reform Act limited the use of tax-exempt  bonds for  non-governmental  (private)  purposes.  More stringent  restrictions  were  placed on the use of  proceeds  of such  bonds.
Interest  on  certain  private  activity  bonds is taxable  under the  revised
rules.  There  is  an  exception  for  {"qualified"}["qualified"]   tax-exempt
private activity bonds, for example,  exempt facility bonds including  certain industrial  development  bonds,  qualified  mortgage bonds,  qualified Section
501(c)(3) bonds, and qualified student loan bonds.

      In  addition,  limitations  as to the amount of private  activity  bonds which each state may issue were revised  downward by the Tax Reform Act, which will  reduce  the supply of such  bonds.  The value of the  {Fund's}  [Fund's]
portfolio  could be affected if there is a reduction  in the  availability  of such bonds.

      Interest on certain private  activity bonds issued after August 7, 1986, which  continues to be tax-exempt,  will be treated as a tax  preference  item subject to the  federal  alternative  minimum tax  (discussed  below) to which certain  taxpayers are subject.  The Fund may hold  municipal  securities  the interest  on which  (and  thus a  proportionate  share of the  exempt-interest dividends  paid  by the  Fund)  will be  subject  to the  Federal  alternative minimum  tax on  individuals  and  corporations.  There  are no  limits on the amount of assets the Fund may invest in private activity securities.

      The  Federal  alternative  minimum  tax is  designed  to ensure that all persons who receive  income pay some tax,  even if their  regular tax is zero.
This is  accomplished  in part by  including  in taxable  income  certain  tax preference  items  that  are used to  calculate  alternative  minimum  taxable income.  The Tax Reform Act made  tax-exempt  interest  from  certain  private activity bonds a tax preference item for purposes of the  alternative  minimum tax on individuals and corporations.  Any  exempt-interest  dividend paid by a regulated  investment  company  will be  treated  as  interest  on a  specific private  activity  bond to the extent of the  proportionate  relationship  the interest  the  investment  company  receives  on such  bonds  bears to all its exempt interest dividends.

      In addition,  corporate taxpayers subject to the alternative minimum tax may, under some circumstances,  have to include  exempt-interest  dividends in calculating  their  alternative  minimum taxable  income.  That could occur in situations where the  {"adjusted}["adjusted]  current {earnings"}  [earnings"]
of the corporation exceeds its alternative minimum taxable income.

      To  determine  whether a  municipal  security  is  treated  as a taxable private  activity  bond,  it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction.  Under the trade or  business  use and  security  interest  test,  an  obligation  is a private activity  bond if: (i) more than 10% of the bond proceeds are used for private business  purposes  and  (ii)  10% or  more of the  payment  of  principal  or interest on the issue is directly or indirectly  derived from such private use or is secured by the privately  used  property or the payments  related to the use of the property.  For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term  {"private}["private]  business  {use"} [use"] means any direct or indirect use in a trade or business  carried on by an  individual or entity other than a state or  municipal  governmental  unit.  Under the private  loan restriction,  the  amount of bond  proceeds  that may be used to make  private loans is limited to the lesser of 5% or $5.0  million of the  proceeds.  Thus, certain  issues of municipal  securities  could lose their  tax-exempt  status retroactively  if the  issuer  fails to meet  certain  requirements  as to the expenditure  of the  proceeds  of that  issue or the use of the  bond-financed facility. The Fund makes {

}no  independent  investigation  of the  users of such  bonds or their  use of proceeds  of the  bonds.  If the  Fund  should  hold a  bond  that  loses  its
tax-exempt  status  retroactively,   there  might  be  an  adjustment  to  the
tax-exempt income previously distributed to shareholders.

      Additionally,  a  private  activity  bond  that  would  otherwise  be  a qualified  tax-exempt  private  activity bond will not, under Internal Revenue
Code Section  147(a),  be a qualified  bond for any period  during which it is held by a person  who is a  {"substantial  user"}["substantial  user"]  of the facilities or by a {"related  person"}["related person"] of such a substantial
user.  This   {"substantial   user"}["substantial   user"]  provision  applies
primarily to exempt facility bonds,  including  industrial  development bonds.
The  Fund may  invest  in  industrial  development  bonds  and  other  private activity bonds.  Therefore,  the Fund may not be an appropriate investment for entities  which are  {"substantial  users"}["substantial  users"]  (or persons related to  "substantial  users") of such exempt  facilities.  Those  entities and persons should consult their tax advisers before  purchasing shares of the
Fund.

      A  {"substantial   user"}["substantial  user"]  of  such  facilities  is
defined generally as a  {"non}["non]-exempt  person who regularly uses part of a  {facility"}  [facility"]  financed  from the  proceeds  of exempt  facility bonds.  Generally,  an  individual  will not be a {"related  person"}["related person"]  under the  Internal  Revenue  Code  unless  such  individual  or the
{individual's}  [individual's] immediate family (spouse, brothers, sisters and immediate  descendants)  own directly or indirectly in the aggregate more than
50% in  value  of the  equity  of a  corporation  or  partnership  which  is a
{"substantial  user"}["substantial  user"]  of a  facility  financed  from the proceeds of exempt facility bonds.

      |X| Municipal Notes.  Municipal  securities  having a maturity (when the security  is  issued)  of less  than  one (1)  year  are  generally  known  as
municipal   notes.   Municipal   notes  generally  are  used  to  provide  for
short-term  working  capital needs.  Some of the types of municipal  notes the
Fund can invest in are described below.

      |X|  Tax  Anticipation  Notes.  These  are  issued  to  finance  working capital needs of  municipalities.  Generally,  they are issued in anticipation of various seasonal tax revenue,  such as income, sales, use or other business taxes, and are payable from these specific future taxes.

      |X| Revenue  Anticipation  Notes.  These are notes issued in expectation of receipt of other  types of  revenue,  such as  Federal  revenues  available under Federal revenue-sharing programs.

      |X| Bond  Anticipation  Notes.  Bond  anticipation  notes are  issued to provide  interim  financing  until  long-term  financing can be arranged.  The long-term  bonds  that are issued  typically  also  provide  the money for the repayment of the notes.

      |X|  Construction  Loan  Notes.   These  are  sold  to  provide  project
construction  financing  until  permanent  financing  can  be  secured.  After successful  completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X| Municipal  Lease  Obligations.  The Fund's  investments in municipal lease  obligations  may be  through  certificates  of  participation  that are offered to investors by public  entities.  Municipal  leases may take the form of a lease or an  installment  purchase  contract  issued  by a state or local government  authority  to obtain  funds to acquire a wide variety of equipment and facilities.

      Some    municipal    lease    securities    may   be    deemed   to   be
{"illiquid"}["illiquid"]  securities.  Their  purchase  by the  Fund  would be
limited   as   described    below   in   {"Illiquid    Securities."}["Illiquid
Securities."]  From time to time the Fund may  invest  more than 5% of its net assets in municipal  lease  obligations  that the Manager has determined to be liquid under guidelines set by the Board of Trustees.

      Those guidelines require the Manager to evaluate:
      |_| the frequency of trades and price quotations for such securities;
      |_| the number of dealers or other potential  buyers willing to purchase or sell such securities;
      |_| the availability of market-makers; and
      |_| the nature of the trades for such securities.

      Municipal  leases  have  special  risk  considerations.  Although  lease obligations do not constitute  general  obligations  of the  municipality  for which the {municipality's}  [municipality's]  taxing power is pledged, a lease obligation  is  ordinarily  backed  by the  {municipality's}  [municipality's]
covenant to budget for,  appropriate and make the payments due under the lease
obligation.      However,      certain     lease      obligations      contain
{"non-appropriation"}["non-appropriation"]  clauses  which  provide  that  the municipality has no obligation to make lease or installment  purchase payments in future  years  unless  money is  appropriated  for that purpose on a yearly basis.  While  the  obligation  might be  secured  by the  lease,  it might be difficult to dispose of that property in case of a default.  The  Commonwealth of  Pennsylvania  is not required by law to appropriate  or otherwise  provide moneys from which the lease payments are to be made.

      Projects financed with  certificates of participation  generally are not
subject  to  state   constitutional   debt   limitations  or  other  statutory
requirements  that may apply to other  municipal  securities.  Payments by the public entity on the obligation  underlying the  certificates are derived from available  revenue  sources.  That revenue might be diverted to the funding of other municipal service  projects.  Payments of interest and/or principal with respect  to the  certificates  are not  guaranteed  and do not  constitute  an obligation of a state or any of its political subdivisions.

      In   addition  to  the  risk  of   {"non-}["non-]appropriation,   {"}["]
municipal  lease  securities  do  not  have  as  highly  liquid  a  market  as conventional  municipal  bonds.  Municipal  leases,  like other municipal debt obligations,  are subject to the risk of  non-payment of interest or repayment of  principal  by the issuer.  The ability of issuers of  municipal  leases to make timely  lease  payments  may be  adversely  affected in general  economic downturns  and as relative  governmental  cost burdens are  reallocated  among federal,  state and local  governmental  units. A default in payment of income would result in a reduction  of income to the Fund.  It could also result in a reduction in the value of the  municipal  lease and that, as well as a default in repayment of  principal,  could result in a decrease in the net asset value of the Fund.  While the Fund  holds such  securities,  the  Manager  will also evaluate the likelihood of a continuing  market for these securities and their credit quality.

      |X| Ratings of Municipal  Securities.  Ratings by ratings  organizations such as {Moody's} [Moody's] Investors Service,  Inc.  ("Moody's"),  Standard &
Poor's  Rating  Services{,  a division  of the  McGraw-Hill  Companies,  Inc.}
("S&P") and Fitch,  Inc.  ("Fitch")  represent the respective  rating agency's opinions of the credit quality of the municipal  securities  they undertake to rate.  However,  their ratings are general  opinions and are not guarantees of quality.  Municipal securities that have the same maturity,  coupon and rating may have different  yields,  while other  municipal  securities  that have the same maturity and coupon but different ratings may have the same yield.

            Lower grade  securities  may have a higher  yield than  securities rated in the higher  rating  categories.  In addition to having a greater risk of default than  higher-grade,  securities,  there may be less of a market for these  securities.  As a result  they may be harder  to sell at an  acceptable
price.   The  additional  risks  mean  that  the  Fund  may  not  receive  the anticipated  level of income from these  securities,  and the Fund's net asset value may be  affected by  declines  in the value of  lower-grade  securities.
However,  because  the added  risk of lower  quality  securities  might not be consistent with the Fund's policy of preservation of capital,  the Fund limits its investments in lower quality securities.

      Subsequent  to its purchase by the Fund, a municipal  security may cease to be rated or its  rating  may be  reduced  below the  minimum  required  for purchase by the Fund.  Neither  event  requires the Fund to sell the security, but the Manager  will  consider  such events in  determining  whether the Fund should  continue to hold the  security.  To the extent that  ratings  given by
{Moody's}  [Moody's],  S&P,  or Fitch  change as a result of  changes in those rating  organizations  or their rating  systems,  the Fund will attempt to use comparable  ratings  as  standards  for  investments  in  accordance  with the
{Fund's} [Fund's] investment policies.

      The Fund may buy  municipal  securities  that  are  "pre-refunded."  The issuer's  obligation to repay the principal value of the security is generally collateralized  with U.S.  government  securities placed in an escrow account.
This causes the  pre-refunded  security to have  essentially the same risks of default as a AAA-rated security.

      The  rating  definitions  of  Moody's,   S&P  and  Fitch  for  municipal
securities  are  contained  in  Appendix  A to this  Statement  of  Additional
Information.  The Fund can purchase  securities that are unrated by nationally recognized rating  organizations.  The Manager will make its own assessment of the credit  quality of unrated  issues  the Fund buys.  The  Manager  will use criteria  similar to those used by the  rating  agencies,  and assign a rating category  to a security  that is  comparable  to what the  Manager  believes a rating agency would assign to that  security.  However,  the Manager's  rating does not constitute a guarantee of the quality of a particular issue.

Special Risks of Investing  Primarily in  Pennsylvania  Municipal  Securities.
Because the Fund focuses its investments  primarily on Pennsylvania  municipal securities,  the value of its portfolio  investments  will be highly sensitive to events  affecting the fiscal  stability of the Commonwealth of Pennsylvania and its  municipalities,  authorities and other  instrumentalities  that issue securities  in  which  the Fund  invests,  including  political  developments, economic problems and legislation.  Many different  social,  environmental and economic  factors may affect the financial  condition of Pennsylvania  and its political  subdivisions.  From time to time  Pennsylvania  and  certain of its political  subdivisions  have  encountered  financial  difficulties  that have adversely  affected their respective credit standings.  Other factors that may negatively effect economic conditions in Pennsylvania  include adverse changes in  employment  rates,  federal  revenue  sharing  or  laws  with  respect  to tax-exempt  financing.{ In addition,  the recent national  economic  recession and the  continuing  economic  uncertainty  has had and may continue to have a negative impact on the Pennsylvania economy.}

      It is not  possible  to  predict  the  future  impact  of the  political developments,  economic  problems and legislation on the long-term  ability of the  Commonwealth of Pennsylvania  or  Pennsylvania  municipal  issuers to pay interest  or repay  principal  on their  obligations.  The  information  below about these  conditions is only a brief summary,  based upon  information  the
Fund has drawn from sources that it believes are reliable,  including official statements  relating to  securities  offerings of  Pennsylvania  issuers.  The information below is general in nature and does not provide  information about financial  condition of the state or specific  issuers in whose securities the
Fund may invest, or the risks of those specific investments.

      |X|  The Effect of General Economic Conditions in the State.
{The Commonwealth of Pennsylvania is one of the most populous states,  ranking sixth behind California,  Texas, New York, Florida and Illinois.  Pennsylvania
is an established  state with a diversified  economy.  It is the  headquarters for many major corporations.  Pennsylvania had historically been identified as a heavy  industry  state.  That  reputation  has changed  over the last thirty
years  as  the  coal,   steel  and  railroad   industries   declined  and  the
Commonwealth's   business  environment  readjusted  with  a  more  diversified economic base. This economic  readjustment  was a direct result of a long-term shift in jobs,  investment  and workers  away from the  northeast  part of the nation.  Currently,  the major  sources of growth in  Pennsylvania  are in the service sector,  including trade,  medical and the health services,  education and  financial  institutions.  Pennsylvania's  5.7  million-person  work force ranks as the sixth largest labor pool in the nation.

The  Commonwealth  uses the fund method of  accounting.  The General Fund, the
Commonwealth's  largest fund, receives all tax revenues,  non-tax revenues and federal grants and entitlements  that are not specified by law to be deposited elsewhere.  The majority of the  Commonwealth's  operating and  administrative expenses  are  payable  from the  General  Fund.  Debt  service and all bonded indebtedness of the  Commonwealth,  except that issued for highway purposes or for the benefit of other special  revenue  funds,  is payable from the General
Fund.

The  national  recession  during  fiscal  year 2002 was  unanticipated  in the revenue and  expenditure  projections for the 2002 fiscal year enacted budget.
Actual  Commonwealth  revenues  for fiscal year 2002 were $1.268  billion,  or
5.9%,  below  estimate.  The shortfall of revenues to the budget was offset by
(i) a decision by the Governor to limit expenditures  leading to appropriation lapses totaling $457 million,  (ii) the transfer of the $1,038 million balance from the Tax Stabilization  Reserve Fund, and (iii) the partial draw down of a portion of the $336  million  fiscal  year  beginning  balance.  Absent  these actions the  Commonwealth  would have ended the fiscal year with an  operating deficit and a negative fiscal year-end budgetary basis balance.  The budgetary basis  unappropriated  surplus  balance  at the close of fiscal  year 2002 was
$142.8 million.

The  fiscal  year  2003  enacted  General  Fund  budget  includes  a number of provisions  that are expected to result in increased tax and revenue  receipts for the fiscal  year.  These  increased  revenues  and a  projection  that the national  economy will  continue to make a slow and modest  recovery  from the recession are  anticipated  to cause  Commonwealth  revenue (prior to reserves for tax  refunds) to  increase  over  fiscal  year 2002  revenue by 8.7%.  For fiscal  year 2003,  appropriations  are  budgeted  to rise by 0.4% over fiscal year 2002  appropriations.  The  enacted  2003 budget is  projected  to have a preliminary  ending  balance of $309.6  million of which $300 million is to be transferred  to the new Budget  Stabilization  Reserve  Fund along with 25% of the actual ending balance for fiscal year 2003.

The  five-year  period  ending with fiscal year 2001  generally  was a time of economic  growth with modest  rates of growth at the  beginning of the period, larger  increases during the most recent fiscal years until the beginning of a recession  late in fiscal  year 2001.  Throughout  the period,  inflation  has remained  relatively low, helping to restrain  expenditure  growth.  Favorable economic  conditions  have helped  amounts  categorized  as total revenues and other sources rise at an average  annual rate of 5.1% (5.3% on a "GAAP" basis)
during the  five-year  period.  Expenditure  and other uses  during the fiscal year 1997  through  fiscal  year 2001  period  rose at a 5.7%  (also 5.7% on a
"GAAP" basis) average annual rate.

At the end of the 2000 fiscal year the  unappropriated  surplus balance (prior to  the  transfer  to the  Tax  Stabilization  Reserve  Fund)  totaled  $718.3 million,  a $280.6 million  increase from fiscal 1999  year-end.  The gain was due to higher than  anticipated  revenues and  appropriation  lapses that were partially offset by additional  supplemental  appropriations  and reserves for tax  refunds.  $107.7  million  was  transferred  from the  surplus to the Tax
Stabilization  Reserve  Fund,  representing  the  then  statutory  15%  annual transfer. The remaining $610.5 million fiscal year-end  unappropriated surplus balance was carried  over to the 2001 fiscal year.  Commonwealth  revenues for the 2000 fiscal year totaled  $20,256.7  million,  an increase of 5.4% ($1,030 million)  over  the  prior  fiscal  year.  Expenditures  for the  fiscal  year
(excluding  intergovernmental  transfer  transaction  expenditures  and net of appropriation  lapses)  were  $19,171  million  representing  a  5.7%  ($1,026 million), increase over the prior fiscal year.

For GAAP purposes,  assets increased  $1,731.4 million in fiscal 2000, chiefly due to higher  temporary  investment.  Liabilities also rose during the period by $331.1  million.  Together,  these  changes  produced  a  $1,400.3  million increase to the fund balance at June 30, 2000.  The fund balance at the end of fiscal 2000 was $4,263.6  million,  the largest fund  balance  achieved  since audited  GAAP  reporting  was  instituted  in 1984 for the  Commonwealth.  The
$1,105 million June 30, 2000 balance in the Tax Stabilization  Reserve Fund is included in the GAAP basis fund balance for the General  Fund.  Revenues  from taxed and other  sources  during  fiscal 2000  increased  5.9% over the fiscal
1999 level. Expenditures and other uses rose during the fiscal year by 6.8%.

For the 2001 fiscal year,  revenues were above estimate and expenditures  were lower than  projected,  enabling  the General Fund to end the fiscal year with an  unappropriated  surplus  balance  of  $335.5  million.  Expenditures  from
Commonwealth  revenues for the fiscal year,  net of  appropriation  lapses and
intergovernmental  transfer  transaction   contributions,   totaled  $19,966.2
million against Commonwealth  revenues, net of tax refund and rebate reserves, of $19,691.1  million.  Financial  operation during the fiscal year caused the total  unappropriated  surplus  balance to decline by $275  million as of June
30, 2001, an amount smaller than budgeted.

Commonwealth  revenues (prior to reserves for tax refunds)  totaled  $20,561.7 million,  $81.2  million  (.4%) above the estimate made at the time the budget was enacted.  Appropriations from Commonwealth funds in the enacted budget for fiscal  2001  (including  supplemental  appropriations)  were 2.9% over fiscal
2000 appropriations.

For GAAP purposes,  assets increased  $454.2 million,  primarily due to higher amount of funds in  investments.  Liabilities  also rose  during  fiscal  year
2001,  increasing $232.9 million to $3,698.2  million.  The increase of assets over  liabilities  for fiscal year 2000 caused the fund balance to increase by
$221.3   million   to   $4,485.0   million   as  of   June   30,   2001.   The
unreserved-undesignated  fund  balance  as  of  June  30,  2001  was  $1,524.8 million,  a $175.3 million reduction from the prior fiscal year.  Revenues and other  sources for fiscal 2001  increased  by 5.3% over the prior  fiscal year while  expenditures and other uses grew by 5.7%.  However,  revenues and other sources for the fiscal year exceeded  expenditures,  other uses,  and residual equity  transfers to produce a $221.3 million increase in fund balance at June
30,  2001.  An  increase  in  tobacco  settlement  amounts  of $384.5  million included in other  designated  funds accounted for all of the increase in fund balance during the fiscal year.

Largely  due to the  effects  of  the  national  recession  on tax  and  other receipts,  actual  fiscal year 2002  revenues  were below  estimate by 5.9% or
$1.268  billion.  Total  fiscal year 2002  revenues  net of  reserves  for tax refunds and including  intergovernmental  transfers  were  $19,642.3  million.
Actual  expenditures from fiscal year 2002  appropriations were 1.2% below the original  appropriated  levels. Total expenditures net of appropriation lapses and  including  intergovernmental  transfers  totaled  $20,870.4  million.  An unappropriated  surplus balance at the close of the fiscal year was maintained by the  transfer  of the  $1,038  million  balance  of the  Tax  Stabilization
Reserve  Fund to the  General  Fund  and a  partial  draw  down of the  $336.5 million  General  Fund  balance  at the  beginning  of the  fiscal  year.  The unappropriated  balance  at the  close of the  2002  fiscal  year  was  $142.8 million.

Commonwealth  tax revenues for the fiscal year  declined 2.6% from fiscal year
2001 tax  receipts,  the first year over year  decrease in tax receipts  since fiscal year 1962,  largely due to the national  economic  recession during the
2002 fiscal year.  Most major tax  categories  experienced  collections  below their budget  estimate.  Non-tax revenue  receipts were $155.4 million (24.2%)
below the  estimate  for fiscal  year 2002 led by a decline  in  miscellaneous revenues,  primarily  earnings  on  investments.  Reserves  for tax refunds in fiscal  year 2002 were $967.2  million,  an increase of 11.2% over fiscal year
2001  reserves.  Recent tax and tax rate changes are believed to contribute to the growth rate in refunds.  Actual tax  refunds in recent  fiscal  years have been rising at a rate faster than the  increase in reserves  for tax  refunds, causing the amount of  reserves  carried  forward  from one fiscal year to the next to decline.  At the end of fiscal year 2002,  approximately  $151 million of reserves  were  available  for making tax refunds in the  following  fiscal
year.   Expenditures  of  Commonwealth   revenues  during  fiscal  year  2002,
including supplemental appropriations,  intergovernmental transfers and net of appropriation  lapses,  were $20,874.4  million,  representing a 4.5% increase over the prior fiscal year. A total of $457.4 million of  appropriations  were lapsed  during  fiscal  year 2002 as part of a  comprehensive  effort to limit spending growth in response to decreased  revenues resulting from the national recession.

The  adopted  budget  for  fiscal  year  2003 is  based on an  estimated  1.8%
increase for  Commonwealth  revenues before  accounting for any changes in tax and revenue  provisions.  After  adjustments for various tax rate and tax base changes and special fund  transfers and non-tax  revenue  changes  enacted for the fiscal year 2003 budget,  total  Commonwealth  revenues  are  projected to increase by 8.7% over fiscal year 2002  actual  receipts  and total  $21,812.1 million.  The tax revenue  component of Commonwealth  revenues is estimated to rise 7.3% above fiscal year 2002  receipts.  Approximately  two-thirds of this expected  increase in tax revenues is due to the various tax rate and tax base changes enacted for the fiscal year 2003 budget.

The fiscal year 2003 estimate for  Commonwealth  revenues was prepared in June
2002 at the time of budget  enactment  based  upon an  economic  forecast  for national  real gross  domestic  product to grow at a 3.9% rate from the second quarter of 2002 to the second quarter of 2003. The forecast  anticipates  that economic  growth will  recover  from the  2001-2002  recession at a pace below that which normally  follows a recession.  Inflation is expected to be low for fiscal year 2003 and  unemployment  levels are  believed to have peaked in the second  quarter of 2002.  Trends in the  Pennsylvania  economy are expected to maintain  their  current close  association  with  national  economic  trends.
Personal  income growth in  Pennsylvania  is  anticipated  to remain  slightly
below  that  of  the  U.S.,  while  the  Pennsylvania   unemployment  rate  is
anticipated  to be close to the national  rate.  The enacted  fiscal year 2003
budget  provides   $20,695.8  million  of  appropriations   from  Commonwealth
revenues, a 0.4% decrease from fiscal year 2002  appropriations.  $300 million is  appropriated  from the  General  Fund for  transfer  to the newly  created
Budget Stabilization  Reserve Fund, successor to the Tax Stabilization Reserve
Fund.  In  addition  25%percent  of the  2003  General  Fund  fiscal  year-end unappropriated  balance  will be  transferred  into the fund.  The fiscal year
2003 ending  balance,  net of  transfers,  is  currently  estimated to be $7.1 million.  The  amount of the  anticipated  ending  balance  does not take into consideration the possible  availability of appropriation lapses that normally occur during a fiscal year and fund  supplemental  appropriations  or increase the  unappropriated  surplus.  Achieving the financial results as budgeted may be adversely affected by a number of trends or events,  including developments in the projected  recovery of national and state economy from the recession of
2001-2002 and adverse  developments  in industries  accounting for significant employment and economic production in the Commonwealth.

According to a Pennsylvania  Department of Revenue News Release dated November
1, 2001, the state  collected $1.6 billion in General Fund revenues in October
- $14.9 million, or 0.9% more than anticipated.  Fiscal  year-to-date  General
Fund collections  total $6.3 billion,  which is $74.2 million,  or 1.2%, below estimate.

The current  constitutional  provisions  relating to Commonwealth  debt permit
the  issuance  of  the  following   types  of  debt:   (i)  debt  to  suppress
insurrection  or  rehabilitate  areas  affected by disaster,  (ii)  electorate approved debt,  (iii) debt for capital  projects  subject to an aggregate debt limit of 1.75 times the annual  average tax revenue of the preceding  five (5)
fiscal years,  and (iv) tax  anticipation  notes payable in the fiscal year of issuance.  All  debt  except  tax  anticipation  notes  must be  amortized  in substantial and regular amounts.  Outstanding  general obligation debt totaled
$6,032.6 million at June 30, 2002.

Other state-related  obligations include "moral obligations." Moral obligation indebtedness may be issued by the  Pennsylvania  Housing  Financing  Agency, a state-created  agency  which  provides  financing  for  housing  for lower and moderate income families,  and the Hospitals and Higher  Education  Facilities
Authority  of  Philadelphia,  a municipal  authority  organized by the City of
Philadelphia  to, among other  things,  acquire and prepare  various sites for use as intermediate care facilities for the mentally retarded.

The  Commonwealth,  through several of its  departments  and agencies,  leases various real property and equipment.  Some leases and their  respective  lease payments are, with the Commonwealth's  approval,  pledged as security for debt obligations  issued by certain public authorities or other entities within the state.  All lease payments  payable by  Commonwealth  departments and agencies are subject to and dependent upon an annual  spending  authorization  approved through the  Commonwealth's  annual budget  process.  The  Commonwealth is not required by law to  appropriate  or  otherwise  provide  moneys from which the lease  payments  are to be paid.  The  obligations  to be paid from such lease payments are not bonded debt of the Commonwealth.

In  addition,   certain   Commonwealth-created   organizations  had  statutory
authorization to issue debt for which Commonwealth  appropriations to pay debt service thereon are not required.  The debt of these  organizations  is funded by the assets of, or revenues derived from, the various projects  financed and is not a statutory  or moral  obligation  of the  Commonwealth.  Some of these
agencies,   however,  are  indirectly  dependent  on  Commonwealth   operating
appropriations.  The Commonwealth  also maintains pension plans covering state employees,  public school  employees  and  employees of certain  state-related organizations.

Pennsylvania's   average  annual  unemployment  rate  was  equivalent  to  the national  average  throughout the 1990's.  Slower  economic  growth caused the unemployment  rate in the Commonwealth to rise to 7.6% in 1992. The resumption
of  faster   economic   growth   resulted   in  an  annual   decrease  in  the
Commonwealth's  unemployment  rate to 4.7% in 2001.  From 1997  through  2001,
Pennsylvania's  annual average unemployment rate was below the Middle Atlantic
Region's  average,  but slightly higher than that of the United States.  As of
August,  2002, the seasonally adjusted  unemployment rate for the Commonwealth was 5.3%

As of November 14, 2002,  Pennsylvania  general obligation bonds were rated AA by S&P, Aa2 by Moody's and AA by Fitch. Those ratings are subject to change.}
      |X|  Local Tax Considerations.
{Pennsylvania   municipalities   and  school   districts   are,  with  certain
limitations,  authorized to impose a variety of taxes.  The real estate tax is the  only  tax  authorized  by  law  to be  levied  by all  classes  of  local government  in the state.  Thus,  property  owners  generally  pay real estate taxes to three  independent  authorities the county,  the municipality and the school district.

The Local Tax Enabling Act,  applicable  to almost all political  subdivisions in  Pennsylvania,  gives local  governments  (other than  counties) and school districts in  Pennsylvania a broad range of non-real  estate tax sources.  The taxes  commonly  in use  include  the  earned  income or wage tax,  per capita taxes,  occupation taxes,  occupational  privilege taxes, real estate transfer taxes,  amusement  and  admission  taxes and  business  gross  receipts  taxes
(although  the  authority  of  political  subdivisions  to impose new business gross  receipts  taxes is  limited).  Counties  are also  permitted  to impose intangible personal property taxes.

In  addition,  the City and School  District  of  Philadelphia  have  separate taxing  authority to impose a variety of business  taxes,  wage taxes,  income and other various taxes.

There is various  litigation  pending against the  Commonwealth,  its officers and  employees.  An  adverse  decision  in one or more of  these  cases  could materially affect the Commonwealth's governmental operations.}
Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund may from time to time  employ  the  types of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times, and at times may not use them.

      Portfolio  Turnover.  {A change in the securities  held by the Fund from buying and selling  investments is known as "portfolio  turnover."  Short-term trading  increases  the rate of  portfolio  turnover  and could} [The Fund may engage in some short-term  trading to seek its objective.  Portfolio  turnover can] increase the Fund's  transaction  costs{.  However,  the Fund  ordinarily incurs  little or no brokerage  expense  because most of the Fund's  portfolio transactions  are  principal  trades that do not require  payment of brokerage commissions.

The Fund  ordinarily  does not trade  securities  to  achieve  capital  gains, because they would not be tax-exempt  income.  To a limited  degree,  the Fund may engage in  short-term  trading to attempt to take  advantage of short-term market variations.  It may also do so to dispose of a portfolio security prior to its  maturity.  That  might be done if, on the  basis of a  revised  credit evaluation of the issuer or other  considerations,  the Manager  believes such disposition  is  advisable  or the Fund  needs  to  generate  cash to  satisfy requests  to  redeem  Fund  shares.  In those  cases,  the Fund may  realize a capital  gain or loss on its  investments.}  [(and  reduce  its  performance).
However,  in most cases the Fund does not pay  brokerage  commissions  on debt securities  it trades,  so active  trading is not  expected to  increase  Fund expenses  greatly.  While  securities  trading  can cause the Fund to  realize gains that are distributed to shareholders as taxable distributions.]

      |X| Floating  Rate and Variable Rate  Obligations.  Variable rate demand obligations  have a  demand  feature  that  allows  the  Fund  to  tender  the obligation to the issuer or a third party to its  maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligation.

      The  interest  rate on a floating  rate demand note is based on a stated
prevailing   market  rate,  such  as  a  {bank's}  [bank's]  prime  rate,  the ninety-one (91) day U.S.  Treasury Bill rate, or some other  standard,  and is adjusted  automatically each time such rate is adjusted.  The interest rate on a variable rate demand note is also based on a stated  prevailing  market rate but is adjusted  automatically  at  specified  intervals  of not less than one year.  Generally,  the changes in the interest rate on such securities  reduce the  fluctuation  in  their  market  value.  As  interest  rates  decrease  or increase,  the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      The  Manager may  determine  that an unrated  floating  rate or variable rate demand  obligation  meets the  {Fund's}  [Fund's]  quality  standards  by reason of being  backed by a letter  of credit or  guarantee  issued by a bank that meets those quality standards.

      Floating  rate  and  variable  rate  demand  notes  that  have a  stated
maturity  in excess of one year may have  features  that  permit the holder to
recover  the  principal  amount  of  the  underlying   security  at  specified
intervals  not  exceeding  one (1)  year  and upon no more  than  thirty  (30)
{days'}  [days']  notice.  The  issuer  of that  type of note  normally  has a corresponding  right in its  discretion,  after a given period,  to prepay the outstanding  principal  amount of the note plus  accrued  interest.  Generally the issuer  must  provide a  specified  number of days'  notice to the holder.
Floating  rate  or  variable  rate  obligations  that do not  provide  for the recovery of principal  and  interest  within seven (7) days are subject to the
Fund's limitations on investments in illiquid securities.

      |X|  Inverse   Floaters  and  Other  Derivative   Investments.   Inverse
floaters may offer  relatively  high  current  income,  reflecting  the spread between  short-term and long-term tax exempt  interest  rates.  As long as the municipal  yield curve  remains  relatively  steep and short term rates remain relatively low,  owners of inverse  floaters will have the opportunity to earn interest at  above-market  rates  because they receive  interest at the higher long-term  rates but have paid for bonds with lower  short-term  rates. If the yield curve  flattens and shifts  upward,  an inverse  floater will lose value more  quickly  than a  conventional  long-term  bond.  The Fund will invest in inverse  floaters to seek higher  tax-exempt  yields than are  available  from fixed-rate bonds that have comparable  maturities and credit ratings.  In some cases,  the holder of an  inverse  floater  may have an option to convert  the floater to a fixed-rate bond, pursuant to a "rate-lock option."

      Some  inverse  floaters  have  a  feature  known  as  an  interest  rate
{"cap"}["cap"]  as part of the terms of the  investment.  Investing in inverse floaters that have  interest  rate caps might be part of a portfolio  strategy to try to  maintain  a high  current  yield  for the  Fund  when  the Fund has invested in inverse  floaters  that expose the Fund to the risk of  short-term interest  rate  fluctuations.  "Embedded"  caps can be used to hedge a portion of the {Fund's}  [Fund's]  exposure to rising  interest  rates.  When interest rates exceed a  pre-determined  rate, the cap generates  additional cash flows that  offset the decline in interest  rates on the  inverse  floater,  and the hedge is successful.  However,  the Fund bears the risk that if interest rates do not rise above the  pre-determined  rate,  the cap (which is purchased  for additional  cost)  will not  provide  additional  cash  flows and will  expire worthless.

      Inverse   floaters  are  a  form  of  derivative   investment.   Certain
derivatives,  such as options,  futures,  indexed securities and entering into swap  agreements,  can be used to increase or decrease the Fund's  exposure to changing  security  prices,  interest  rates or other  factors that affect the value of securities.  However,  these techniques could result in losses to the
Fund,  if the  Manager  judges  market  conditions  incorrectly  or  employs a strategy  that does not  correlate  well with the  Fund's  other  investments.
These  techniques  can cause losses if the  counterparty  does not perform its promises.  An additional  risk of investing in municipal  securities  that are derivative  investments  is that their  market value could be expected to vary to a much greater  extent than the market value of municipal  securities  that are not derivative  investments  but have similar credit  quality,  redemption provisions and maturities.

      |X|  "When-Issued"  and "Delayed  Delivery"  Transactions.  The Fund can
purchase  securities  on  a  {"when-issued"}["when-issued"]   basis,  and  may
purchase  or  sell  such   securities   on  a  {"delayed   delivery"}["delayed
delivery"]  (or  "forward  commitment")  basis.   {"When-issued"  or  "delayed
delivery"}["When-issued"  or "delayed  delivery"]  refers to securities  whose terms and indenture are  available  and for which a market  exists,  but which are not available for immediate delivery.

      When such  transactions  are  negotiated  the price  (which is generally expressed  in yield  terms)  is fixed  at the  time  the  commitment  is made.
Delivery and payment for the securities  take place at a later date.  Normally the  settlement  date is within six (6) months of the  purchase  of  municipal bonds  and  notes.  However,  the  Fund  may,  from  time  to  time,  purchase municipal  securities  having a  settlement  date more than six (6) months and possibly  as  long  as two (2)  years  or  more  after  the  trade  date.  The securities are subject to change in value from market  fluctuation  during the settlement  period.  The  value at  delivery  may be less  than  the  purchase price.  For example,  changes in interest rates in a direction other than that expected  by the  Manager  before  settlement  will  affect  the value of such securities  and may cause loss to the Fund.  No income begins to accrue to the
Fund on a  when-issued  security  until  the Fund  receives  the  security  at settlement of the trade.

      The Fund will  engage  in  when-issued  transactions  in order to secure what is  considered  to be an  advantageous  price  and  yield  at the time of entering  into the  obligation.  When  the  Fund  engages  in  when-issued  or delayed delivery  transactions,  it relies on the buyer or seller, as the case may be, to  complete  the  transaction.  Their  failure to do so may cause the
Fund to lose the  opportunity  to obtain the  security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed delivery  transactions, it does so for the purpose of acquiring or selling securities  consistent with its  investment  objective  and  policies  for its  portfolio  or for delivery pursuant to options  contracts it has entered  into,  and not for the purposes of  investment  leverage.  Although  the Fund will enter into  when-issued  or delayed-delivery  purchase  transactions to acquire  securities,  the Fund may dispose of a commitment  prior to  settlement.  If the Fund chooses to dispose of the right to acquire a when-issued  security prior to its acquisition or to dispose of its right to deliver or receive  against a forward  commitment,  it may incur a gain or loss.

      At the time the Fund makes a  commitment  to purchase or sell a security on a when-issued or forward  commitment  basis,  it records the transaction on its  books  and  reflects  the  value  of the  security  purchased.  In a sale transaction,  it records the proceeds to be received,  in determining  its net asset value.  The Fund will  identify on its books  {liquid  securities of any type} at least equal to the value of purchase  commitments until the Fund pays for the investment.

      When-issued  transactions  and  forward  commitments  can be used by the
Fund  as a  defensive  technique  to  hedge  against  anticipated  changes  in interest rates and prices.  For instance,  in periods of rising interest rates and falling  prices,  the Fund might sell  securities  in its  portfolio  on a forward  commitment  basis to attempt  to limit its  exposure  to  anticipated falling prices.  In periods of falling  interest rates and rising prices,  the
Fund  might  sell  portfolio  securities  and  purchase  the  same or  similar securities  on a  when-issued  or  forward  commitment  basis,  to obtain  the benefit of currently higher cash yields.

      |X|  Zero-Coupon  Securities.  The Fund may buy  zero-coupon and delayed interest  municipal  securities.  Zero-coupon  securities do not make periodic interest  payments and are sold at a deep discount from their face value.  The buyer  recognizes a rate of return  determined by the gradual  appreciation of the security,  which is redeemed at face value on a specified  maturity  date.
This  discount  depends  on the  time  remaining  until  maturity,  as well as prevailing  interest  rates,  the  liquidity  of the  security  and the credit quality of the  issuer.  In the  absence of  threats  to the  issuer's  credit quality,  the discount  typically  decreases as the maturity date  approaches.
Some  zero-coupon  securities are  convertible,  in that they are  zero-coupon securities  until a  predetermined  date,  at which  time  they  convert  to a security with a specified coupon rate.

      Because   zero-coupon   securities   pay  no   interest   and   compound
semi-annually at the rate fixed at the time of their issuance,  their value is generally more volatile than the value of other debt  securities.  Their value may fall more dramatically than the value of interest-bearing  securities when
interest  rates  rise.  When  prevailing  interest  rates  fall,   zero-coupon
securities  tend to rise more rapidly in value  because they have a fixed rate of return.

      The Fund's  investment in  zero-coupon  securities may cause the Fund to recognize  income and make  distributions  to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate cash to satisfy
those  distribution  requirements,   the  Fund  may  have  to  sell  portfolio
securities  that it  otherwise  might  have  continued  to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Puts  and  Standby  Commitments.  When  the  Fund  buys a  municipal security subject to a standby commitment to repurchase the security,  the Fund is entitled to same-day  settlement  from the purchaser.  The Fund receives an exercise  price equal to the amortized  cost of the  underlying  security plus any accrued  interest at the time of exercise.  A put purchased in conjunction with a municipal  security  enables the Fund to sell the  underlying  security within a specified period of time at a fixed exercise price.

      The Fund might  purchase a standby  commitment or put separately in cash or it might acquire the security subject to the standby  commitment or put (at a price  that  reflects  that  additional  feature).  The Fund will enter into these  transactions  only  with  banks and  securities  dealers  that,  in the
{Manager's}  [Manager's]  opinion,  present minimal credit risks. The {Fund's}
[Fund's]  ability to exercise a put or standby  commitment  will depend on the ability of the bank or dealer to pay for the  securities if the put or standby commitment  is  exercised.  If  the  bank  or  dealer  should  default  on its obligation,  the Fund  might not be able to  recover  all or a portion  of any loss sustained from having to sell the security elsewhere.

      Puts and standby  commitments  are not  transferable  by the Fund.  They terminate  if the Fund sells the  underlying  security to a third  party.  The
Fund  intends  to  enter  into  these  arrangements  to  facilitate  portfolio liquidity,  although  such  arrangements  might  enable  the  Fund  to  sell a security  at a  pre-arranged  price  that may be  higher  than the  prevailing market  price  at  the  time  the  put or  standby  commitment  is  exercised.
However,  the Fund might refrain from  exercising a put or standby  commitment if the  exercise  price is  significantly  higher than the  prevailing  market price,  to avoid  imposing a loss on the  seller  that  could  jeopardize  the
{Fund's} [Fund's] business relationships with the seller.

      A put or  standby  commitment  increases  the cost of the  security  and reduces the yield  otherwise  available from the security.  Any  consideration paid by the Fund for the put or standby  commitment  will be  reflected on the
{Fund's}  [Fund's] books as unrealized  depreciation  while the put or standby commitment is held,  and a realized gain or loss when the put or commitment is exercised  or expires.  Interest  income  received by the Fund from  municipal securities  subject to puts or  stand-by  commitments  may not  qualify as tax exempt in its hands if the terms of the put or stand-by  commitment  cause the
Fund  not  to be  treated  as  the  tax  owner  of  the  underlying  municipal securities.

      |X| Repurchase  Agreements.  The Fund may acquire  securities subject to
repurchase   agreements.   It  may  do  so  for  liquidity  purposes  to  meet
anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds  from sales of Fund shares,  or pending the  settlement  of portfolio securities.

      In a repurchase  transaction,  the Fund  acquires a security  from,  and simultaneously  resells it to an  approved  vendor for  delivery  on an agreed upon future  date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.
commercial banks,  U.S. branches of foreign banks or broker-dealers  that have been designated {as} [a] primary {dealers} [dealer] in government  securities, which meet  {thesecurities.  They must meet} [the] credit  requirements set by the Fund's Board of {TrusteesManager} [Trustees] from time to time.

      The  majority  of  these  transactions  run  from  day to day.  Delivery pursuant  to resale  typically  will occur  within one (1) to five (5) days of the purchase.  Repurchase  agreements  having a maturity beyond seven (7) days are subject to the Fund's limits on holding illiquid investments.  There is no limit on the amount of the  {Fund's}  [Fund's]  net assets that may be subject to repurchase agreements of seven (7) days or less.

      Repurchase   agreements,   considered   {"loans"}["loans"]   under   the
Investment   Company   Act  {of  1940   ("Investment   Company   Act")},   are
collateralized by the underlying  security.  The {Fund's} [Fund's]  repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the  {collateral's}  [collateral's]  value  must  equal or exceed the repurchase price to fully collateralize the repayment obligation.

      The Manager will monitor the vendor's  creditworthiness  to confirm that
the  vendor  is   financially   sound  and  will   continuously   monitor  the
{collateral's}  [collateral's]  value. However, if the vendor fails to pay the resale  price on the delivery  date,  the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do so.

      {Pursuant to an Exemptive  Order issued by the  Securities  and Exchange
Commission,  the Fund,  along with other  affiliated  entities  managed by the
Manager,  may  transfer  uninvested  cash  balances  into  one or  more  joint repurchase  accounts.  These  balances are invested in one or more  repurchase agreements,  secured  by  U.S.  government  securities.  Securities  that  are pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature. Each joint repurchase  arrangement  requires that the  market  value  of the  collateral  be  sufficient  to cover  payments  of interest and  principal;  however,  in the event of default by the other party to the agreement,  retention or sale of the collateral may be subject to legal proceedings.}

      |X|  Illiquid  and  Restricted  Securities.   The  Fund  has  percentage
limitations that apply to purchases of illiquid and restricted securities,  as stated in the  Prospectus.  The Manager  monitors  holdings  of  illiquid  and restricted  securities  on an ongoing  basis to determine  whether to sell any holdings to maintain adequate liquidity.

{Investment  in Other  Investment  Companies.  The Fund can also invest in the securities of other  investment  companies,  which can include  open-end funds,  closed-end  funds and unit  investment  trusts,  subject  to the limits  set  forth in the  Investment  Company  Act that  apply to those
      types  of   investments.   For   example,   the  Fund  can   invest   in
      Exchange-Traded  Funds,  which  are  typically  open-end  funds  or unit investment trusts,  listed on a stock exchange.  The Fund might do so as a way of gaining  exposure to the segments of the equity or fixed-income markets  represented by the Exchange-Traded  Funds' portfolio,  at times when  the  Fund  may  not be  able  to buy  those  portfolio  securities directly.

Investing   in  another   investment   company  may  involve  the  payment  of
      substantial  premiums  above  the  value  of such  investment  company's portfolio  securities and is subject to limitations under the Investment
      Company  Act.  The Fund does not  intend  to invest in other  investment companies  unless the Manager  believes that the  potential  benefits of the investment justify the payment of any premiums or sales charges.  As a  shareholder  of an investment  company,  the Fund would be subject to its ratable share of that investment  company's expenses,  including its advisory  and  administration  expenses.  The Fund  does not  anticipate investing  a  substantial  amount  of its net  assets in shares of other investment companies.}

      |X|  Borrowing  for  Leverage.  The Fund has the  ability to borrow from banks on an unsecured basis in amounts limited (as a fundamental  policy) to a maximum of 10% of its total assets {for  extraordinary or emergency  purposes.
The Fund may also  borrow  up to 5% of its  total  assets}[,]  to  invest  the
borrowed   funds  in  portfolio   securities.   This  technique  is  known  as
"leverage."  The Fund may borrow only from banks for  investment  purposes and
extraordinary   or  emergency   purposes,   and  may  borrow  from  affiliated
investment  companies only for extraordinary or emergency  purposes subject to
obtaining  all  required  authorizations  and  regulatory  approvals.   {Under
applicable  laws} [As a fundamental  policy],  borrowings  can be made only to the extent that the value of the Fund's  assets,  less its  liabilities  other than  borrowings,  is equal to at least 300% of all borrowings  (including the proposed  borrowing).  If the value of the  Fund's  assets  fails to meet this
300% asset coverage requirement,  the Fund is required to reduce its bank debt within three (3) days to meet the  requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of the Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for  leverage.  The interest on a loan might be more (or less) than the yield on the securities  purchased with the loan proceeds.  Additionally,  the
Fund's net asset value per share might  fluctuate more than that of funds that do not borrow.

      |X| Loans of Portfolio  Securities.  To attempt to raise income or raise cash for liquidity  purposes,  the Fund may lend its  portfolio  securities to brokers,  dealers and other  financial  institutions  {approved  by the Fund's
Board of Trustees}.  These loans are limited to not more than 25% of the value of the [Fund's total  assets.]  {Fund's total assets.  The Fund presently does not intend to engage in loans of  securities  that will exceed 5% of the value of the Fund's total assets in the coming year.  Income from  securities  loans
does  not  constitute   exempt-interest  income  for  the  purpose  of  paying
tax-exempt dividends.

      } There  are  risks in  connection  with  securities  lending.  The Fund might experience a delay in receiving additional  collateral to secure a loan, or a delay in  recovery of the loaned  securities.  [The Fund  presently  does not intend to engage in loans of  securities  that will exceed 5% of the value of the Fund's total assets in the coming year.  Income from  securities  loans
does  not  constitute   exempt-interest  income  for  the  purpose  of  paying
tax-exempt dividends.]

      The Fund must receive  collateral for a loan.  Under current  applicable regulatory  requirements  (which are subject to change),  on each business day the  loan  collateral  must be at  least  equal  to the  value  of the  loaned securities.  It must consist of cash,  bank letters of credit,  securities  of the U.S.  government  or its  agencies  or  instrumentalities,  or other  cash equivalents  in which the Fund is permitted  to invest.  To be  acceptable  as collateral,  letters of credit must obligate a bank to pay amounts demanded by the Fund if the  demand  meets  the  terms  of the  letter.  The  terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on the loaned  securities.  It also receives one or more of (a) negotiated  loan fees,  (b) interest on securities  used as collateral, and (c)  interest  on  short-term  debt  securities  purchased  with  the loan collateral.  Either type of  interest  may be shared  with the  borrower.  The
Fund may pay reasonable {finder's,  custodian and} [finder's,]  administrative or other  fees in  connection  with  these  loans.  The terms of the  {Fund's}
[Fund's] loans must meet applicable  tests under the Internal Revenue Code and must  permit  the Fund to  reacquire  loaned  securities  on five (5)  {days'}
[days'] notice or in time to vote on any important matter.

      |X|  Hedging.  The Fund may use  hedging to  attempt to protect  against declines in the market  value of its  portfolio,  to permit the Fund to retain unrealized gains in the value of portfolio  securities that have  appreciated, or to facilitate  selling  securities  for  investment  reasons.  To do so the
Fund could:
      |_| sell interest rate futures or municipal bond index futures,
      |_| buy puts on such futures or securities, or
      |_| write covered calls on  securities,{  broadly-based  municipal  bond indices,} interest rate futures or municipal bond index futures.
      The Fund can also write covered  calls on debt  securities to attempt to increase  the  {Fund's}  [Fund's]  income,  but that income would not be tax-exempt.  Therefore it is unlikely  that the Fund would write covered calls for that purpose.

      The Fund may  also use  hedging  to  establish  a  position  in the debt securities  market as a temporary  substitute for purchasing  individual  debt securities.  In  that  case  the  Fund  will  normally  seek to  purchase  the securities,  and then  terminate  that  hedging  position.  For  this  type of hedging, the Fund could:
      |_| buy interest rate futures or municipal bond index futures, or
      |_| buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments,  even though it is permitted to use them in the Manager's  discretion,  as described  below.  The
{Fund's}  [Fund's]  strategy  of hedging  with  futures and options on futures will be  incidental  to the {Fund's}  [Fund's]  investment  activities  in the underlying cash market.  The particular  hedging  instruments the Fund can use are  described  below.  The  Fund  may  employ  new  hedging  instruments  and
strategies  when  they  are  developed,   if  those  investment   methods  are
consistent   with  the  {Fund's}   [Fund's]   investment   objective  and  are
permissible under applicable regulations governing the Fund.

      |X|  Futures.  The Fund may buy and sell futures  contracts  relating to debt  securities  (these are called  {"interest}["interest]  rate  {futures")}
[futures")]   and   municipal   bond   indices   (these  are  referred  to  as
{"municipal}["municipal] bond index {futures")} [futures")].

      An  interest  rate  future  obligates  the  seller to  deliver  (and the purchaser  to take) cash or a  specific  type of debt  security  to settle the futures  transaction.  Either  party  could  also  enter  into  an  offsetting contract to close out the futures position.

      A  {"municipal}["municipal]  bond  {index"}  [index"]  assigns  relative values  to the  municipal  bonds in the  index,  and is used as the  basis for trading  long-term  municipal  bond futures  contracts.  Municipal  bond index futures are similar to interest  rate futures  except that  settlement is made only in cash.  The  obligation  under the  contract  may also be  satisfied by entering into an offsetting  contract.  The strategies  which the Fund employs in using  municipal  bond index  futures  are  similar to those with regard to interest rate futures.

      No money is paid by or received  by the Fund on the  purchase or sale of a futures contract.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment in cash or U.S.  government
securities   with   the   futures    commission    merchant   (the   {"futures
broker")}["futures  broker")].  Initial margin payments will be deposited with the  {Fund's}  [Fund's]  Custodian  in an account  registered  in the  futures
{broker's}  [broker's]  name.  However,  the futures broker can gain access to that  account  only  under  certain  specified  conditions.  As the  future is marked  to market  (that  is,  its  value on the  {Fund's}  [Fund's]  books is changed) to reflect changes in its market value,  subsequent  margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the  expiration  of the Future,  the Fund may elect to close out its  position  by taking an  opposite  position  at which  time a final  determination  of  variation  margin  is made  and  additional  cash is required  to be paid by or  released  to the  Fund.  Any  gain or loss is then realized by the Fund on the Future for tax  purposes.  Although  Interest Rate
Futures  by  their  terms  call  for   settlement  by  the  delivery  of  debt
securities,  in most cases the  obligation is fulfilled  without such delivery by entering  into an  offsetting  transaction.  All futures  transactions  are effected  through a clearing house  associated  with the exchange on which the contracts are traded.

      The Fund may concurrently  buy and sell futures  contracts in a strategy anticipating  that the future the Fund  purchased will perform better than the future the Fund sold.  For example,  the Fund might buy municipal bond futures and  concurrently  sell U.S.  Treasury  Bond futures (a type of interest  rate future).  The Fund would benefit if municipal bonds  outperform U.S.  Treasury
Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected  percentage change in the value of a bond  resulting  from a change  in  general  interest rates (measured by each 1% change in the rates on U.S.  Treasury  securities).
For  example,  if a bond  has an  effective  duration  of  three  years,  a 1%
increase  in general  interest  rates  would be expected to cause the value of the bond to  decline  about  3%.  There are  risks  that this type of  futures strategy will not be successful.  U.S.  Treasury bonds might perform better on a  duration-adjusted  basis than municipal  bonds,  and the assumptions  about duration that were used might be incorrect {(for  example}[(in this case], the duration of municipal  bonds  relative to U.S.  Treasury Bonds might have been greater than anticipated).

      |X| Put and Call  Options.  The Fund may buy and sell  certain  kinds of put options (puts) and call options  (calls).  These  strategies are described below.

      |X| Writing  Covered  Call  Options.  The Fund may write (that is, sell)
call   options.   The  Fund's   call   writing  is  subject  to  a  number  of
restrictions:
(1)   After  the Fund  writes a call,  not more than 25% of the  Fund's  total assets may be subject to calls.
(2)   Calls  the Fund  sells  must be listed on a  securities  or  commodities exchange or quoted on NASDAQ,  the automated  quotation system of The
         Nasdaq Stock Market, Inc. or traded in the over-the-counter market.
(3)   Each call the Fund writes  must be  "covered"  while it is  outstanding.
         That  means  the Fund must own the  investment  on which the call was written.

      When  the  Fund  writes  a call  on a  security,  it  receives  cash  (a premium).  The Fund agrees to sell the  underlying  investment  to a purchaser of a  corresponding  call on the same  security  during  the call  period at a fixed  exercise  price  regardless  of market  price  changes  during the call period.  The call period is usually not more than nine  months.  The  exercise price may differ from the market price of the  underlying  security.  The Fund has  retained the risk of loss that the price of the  underlying  security may decline  during  the call  period.  That risk may be offset to some  extent by the premium the Fund receives.  If the value of the  investment  does not rise above the call  price,  it is likely  that the call will lapse  without  being exercised.  In that  case  the  Fund  would  keep  the  cash  premium  and the investment.

      When the Fund writes a call on an index,  it receives  cash (a premium).
If the  buyer of the call  exercises  it,  the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and the exercise  price,  multiplied by the specified  multiple  that  determines  the total  value of the call for each  point of  difference.  If the  value of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse  without  being  exercised.  In that case,  the Fund would keep the cash premium.

      The {Fund's} [Fund's] custodian,  or a securities  depository acting for the  Custodian,  will act as the {Fund's}  [Fund's]  escrow agent  through the facilities of the Options Clearing Corporation  {("OCC")}[("OCC")],  as to the
investments on which the Fund has written calls traded on exchanges,  or as to other acceptable  escrow  securities.  In that way, no margin will be required for such  transactions.  OCC will release the  securities on the expiration of the calls or upon the  {Fund's}  [Fund's]  entering  into a  closing  purchase transaction.

      When the Fund writes an over-the-counter  {("OTC")}[("OTC")]  option, it will enter  into an  arrangement  with a primary  U.S.  Government  securities dealer  which will  establish a formula  price at which the Fund will have the absolute  right to  repurchase  that  OTC  option.  The  formula  price  would generally be based on a multiple of the premium received for the option,  plus the amount by which the option is  exercisable  below the market  price of the
underlying   security  (that  is,  the  option  is   {"in-}["in-]the-{money")}
[money")].  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid  securities) the mark-to-market  value of any OTC  option  held by it,  unless  the  option is  subject to a buy-back agreement by the executing broker.  The Securities and Exchange  Commission is evaluating  whether OTC options should be considered  liquid  securities.  The procedure described above could be affected by the outcome of that evaluation.

      To  terminate  its  obligation  on a call it has  written,  the Fund may
purchase   a   corresponding   call   in   a   {"closing}["closing]   purchase
{transaction."}  [transaction."]  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option  transaction  costs and the premium  received on the call the Fund wrote was more or less than the price of the call the Fund  purchased to close out the  transaction.  A profit may also be realized if the call lapses unexercised,  because the Fund retains the  underlying  investment  and the premium  received.  Any such  profits are considered  short-term capital gains for Federal tax purposes, as are premiums on lapsed  calls.  When  distributed  by the Fund they are taxable as ordinary income.

      The Fund may also write calls on futures  contracts  without  owning the futures contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  segregating in escrow {in all appropriate  cases} an equivalent dollar value of liquid assets identified  on the Fund's books.  The Fund will  segregate  additional  liquid assets if the value of the  escrowed  assets  drops  below 100% of the current value of the future.  Because of this escrow requirement,  in no circumstances would the Fund's receipt of an exercise  notice as to that future put the Fund in a "short" futures position.

      |_|  Purchasing  Calls  and  Puts.  The  Fund  may  buy  calls  only  on
securities,   broadly-based  municipal  bond  indices,  municipal  bond  index futures and interest rate  futures.  It may also buy calls to close out a call it has written,  as discussed  above.  Calls the Fund buys must be listed on a securities  or  commodities  exchange,  or quoted on NASDAQ,  or traded in the over-the-counter  market.  A call or put  option may not be  purchased  if the purchase  would  cause the value of all the  Fund's  put and call  options  to exceed 5% of its total assets.

      When  the  Fund  purchases  a call  (other  than in a  closing  purchase transaction),  it pays a premium.  For calls on securities that the Fund buys, it has  the  right  to buy  the  underlying  investment  from  a  seller  of a corresponding  call on the same  investment  during the call period at a fixed exercise  price.  The Fund  benefits  only if (1) the call is sold at a profit or (2)  the  call  is  exercised  when  the  market  price  of the  underlying investment is above the sum of the exercise price plus the  transaction  costs and premium  paid for the call.  If the call is not either  exercised  or sold
(whether  or not at a profit),  it will  become  worthless  at its  expiration date.  In that case the Fund will lose its  premium  payment  and the right to purchase the underlying investment.

      Calls on municipal  bond  indices,  interest  rate futures and municipal bond  index  futures  are  settled  in  cash  rather  than by  delivering  the underlying  investment.  Gain or loss  depends on  changes  in the  securities included in the index in  question  (and thus on price  movements  in the debt
securities   market  generally)  rather  than  on  changes  in  price  of  the individual futures contract.

      The Fund may buy only  those  puts that  relate to  securities  that the
Fund owns, broadly-based municipal bond indices,  municipal bond index futures or  interest  rate  futures  (whether or not the Fund owns the  futures).  The
Fund may not sell puts other than puts it has previously purchased.

      When the Fund  purchases  a put,  it pays a  premium.  The Fund then has the right to sell the  underlying  investment  to a seller of a  corresponding put on the same  investment  during the put period at a fixed exercise  price.
Puts on  municipal  bond  indices are settled in cash.  Buying a put on a debt security,  interest  rate future or municipal  bond index future the Fund owns enables it to protect  itself  during the put period  against a decline in the value of the underlying investment below the exercise price.  {

      price. If} If the market price of the underlying  investment is equal to or above  the  exercise  price  and as a result  the put is not  exercised  or resold,  the put will become  worthless at its  expiration  date. In that case the Fund will lose its premium  payment  and the right to sell the  underlying investment.  A put  may be  sold  prior  to  expiration  (whether  or not at a profit).

      |_| Risks of  Hedging  with  Options  and  Futures.  The use of  hedging instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the  Manager  uses a hedging  instrument  at the wrong  time or judges  market conditions incorrectly, hedging strategies may reduce the Fund's returns. [

      ]The [Fund's]  {Fund could also  experience  losses if the prices of its futures and options positions were not correlated with is other investments.

      The Fund's}  option  activities  may affect its portfolio  turnover rate and  brokerage  commissions.  The  exercise  of calls  written by the Fund may cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision  whether to exercise a put it holds is within the  {Fund's}  [Fund's]
control,  holding a put might cause the Fund to sell the  related  investments for reasons that would not exist in the absence of the put.

      The  Fund may pay a  brokerage  commission  each  time it buys a call or put,  sells a call {or  put},  or buys or sells an  underlying  investment  in connection  with  the  exercise  of a call or  put.  Such  commissions  may be higher on a relative basis than the commissions for direct  purchases or sales of the  underlying  investments.  Premiums  paid  for  options  are  small  in relation  to the market  value of the  underlying  investments.  Consequently, put and call options  offer large  amounts of leverage.  The leverage  offered by trading in options  could result in the  {Fund's}  [Fund's] net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling  interest rate futures and municipal bond index futures or purchasing  puts on municipal bond indices or  futures  to  attempt  to  protect  against  declines  in the  value of the
{Fund's} [Fund's]  securities.  The risk is that the prices of such futures or the applicable index will correlate  imperfectly with the behavior of the cash
(that is, market) prices of the {Fund's} [Fund's]  securities.  It is possible for  example,  that  while the Fund has used  hedging  instruments  in a short hedge,  the market may  advance and the value of debt  securities  held in the
{Fund's} [Fund's]  portfolio might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also experience a decline in value of its debt  securities.  However,  while this could occur over a brief period or to a very small degree,  over time the value of a diversified  portfolio of debt  securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
{Fund's}  [Fund's]  portfolio  diverges  from the  securities  included in the applicable  index.  To compensate  for the imperfect  correlation of movements in the price of debt  securities  being  hedged and  movements in the price of the hedging  instruments,  the Fund may use hedging  instruments  in a greater dollar  amount than the dollar  amount of debt  securities  being  hedged.  It might do so if the historical  volatility of the prices of the debt securities being  hedged is greater  than the  historical  volatility  of the  applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions  due to  differences  in the natures of those markets.
All  participants  in the futures  markets  are subject to margin  deposit and maintenance  requirements.  Rather  than  meeting  additional  margin  deposit requirements,  investors may close out futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and
futures  markets.  From  the  point  of  view  of  speculators,   the  deposit
requirements in the futures markets are less onerous than margin  requirements in the securities markets.  Therefore,  increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund may use  hedging  instruments  to  establish  a position in the municipal  securities  markets as a temporary  substitute  for the purchase of individual  securities  (long  hedging).  It is  possible  that the market may decline.  If the Fund then concludes not to invest in such securities  because of concerns  that there may be further  market  decline or for other  reasons, the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the purchase price of the securities.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same series.  There is no assurance that a liquid  secondary  market will exist for a  particular  option.  If the Fund could not effect a closing purchase  transaction due to a lack of a market, it would  have to hold the  callable  investment  until  the call  lapsed  or was exercised.

      |_|  Interest  Rate Swap  Transactions.  In an interest  rate swap,  the
Fund and another party exchange their right to receive or their  obligation to pay  interest on a  security.  For  example,  they may swap a right to receive floating  rate  payments for fixed rate  payments.  The Fund enters into swaps only on  securities  it owns.  The Fund can enter into  swaps with  respect to more than 25% of its  total  assets.  Also,  the Fund  will  segregate  liquid assets (such as cash or U.S.  Government  securities)  to cover any amounts it could owe under swaps that  exceed the amounts it is entitled to receive,  and it will adjust that amount daily,  as needed.  Income from interest rate swaps may be taxable.
      Swap  agreements  entail both interest rate risk and credit risk.  There is a risk that,  based on  movements  of  interest  rates in the  future,  the payments made by the Fund under a swap  agreement  will have been greater than those  received  by it.  Credit  risk  arises  from the  possibility  that the counterparty  will  default.  If the  counterparty  to an  interest  rate swap defaults,  the  {Fund's}  [Fund's]  loss  will  consist  of the net  amount of contractual  interest  payments  that  the  Fund  has  not yet  received.  The
Manager will monitor the  creditworthiness  of  counterparties to the {Fund's}
[Fund's] interest rate swap transactions on an ongoing basis.

      The  Fund  will   enter   into  swap   transactions   with   appropriate
counterparties  pursuant  to  master  netting  agreements.  A  master  netting agreement  provides that all swaps done between the Fund and that counterparty under  the  master  agreement  shall  be  regarded  as  parts  of an  integral agreement.  If on  any  date  amounts  are  payable  under  one or  more  swap transactions,  the  net  amount  payable  on  that  date  shall  be  paid.  In addition,  the master netting agreement may provide that if one party defaults generally or on one swap, the  counterparty  may terminate the swaps with that party. Under master netting  agreements,  if there is a default resulting in a loss  to one  party,  that  {party's}  [party's]  damages  are  calculated  by reference  to the  average  cost of a  replacement  swap with  respect to each swap.  The gains and  losses on all swaps are then  netted,  and the result is the  {counterparty's}  [counterparty's]  gain  or  loss  on  termination.  The termination  of all swaps and the  netting of gains and losses on  termination is generally referred to as {"aggregation."}["aggregation."]

       |_| Regulatory Aspects of Hedging  Instruments.  When using futures and options on futures,  the Fund is required to operate within certain guidelines and restrictions  established by the Commodity Futures Trading Commission (the
{"CFTC")}["CFTC")].  In  particular,  the Fund is exempted  from  registration with the CFTC as a  {"commodity}["commodity]  pool {operator"}  [operator"] if the Fund  complies  with the  requirements  of Rule 4.5  adopted  by the CFTC.
That Rule does not limit the percentage of the {Fund's}  [Fund's]  assets that may be used for {futures}  [Futures] margin and related options premiums for a bona fide hedging  position.  However,  under the Rule the Fund must limit its aggregate  initial futures margin and related options premiums to no more than
5% of the  {Fund's}  [Fund's] net assets for hedging  strategies  that are not considered bona fide hedging  strategies  under the Rule.  Under the Rule, the
Fund also must use short futures and options on futures  positions  solely for bona fide  hedging  purposes  within the meaning and intent of the  applicable provisions of the Commodity Exchange Act.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased on the same or different  exchanges,  or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same adviser as the Fund (or an  adviser  that is an  affiliate  of the  {Fund's}  [Fund's]  adviser).  The exchanges also impose  position  limits on futures  transactions.  An exchange may order the  liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under  {interpretations  of staff members of the Securities and Exchange
Commission  regarding  applicable  provisions of} the Investment  Company Act, when the Fund  purchases  an  interest  rate  future or  municipal  bond index future, it must {segregate}  [maintain] cash or readily marketable  short-term debt  instruments in an amount equal to the {purchase  price of }[market value of the investments  underlying] the future, less the margin deposit applicable to it.  The  account  must be a  segregated  account or  accounts  held by its custodian  bank.  {Accordingly,  segregated  accounts will be  maintained  for these and all other  derivative  transactions,  as required by the  Investment
Company Act.}

      |X|  Temporary  Defensive  Investments.  The  securities  the  Fund  may invest in for temporary defensive purposes include the following:
          |_|   short-term municipal securities;
          |_| obligations  issued or guaranteed by the U.S.  Government or its agencies or instrumentalities;
          |_| corporate debt securities  rated within the three highest grades by a nationally recognized rating agency;
          |_| commercial  paper rated  {"A-1"}["A-1"]  by S&P, or a comparable rating by another nationally recognized rating agency; and
          |_|  certificates  of deposit of  domestic  banks with  assets of $1 billion or more.

      |X|  Taxable  Investments.  While  the Fund can  invest up to 20% of its
{net assets (plus  borrowings  for  investment  purposes)}  [total  assets ]in investments  that  generate  income  subject  to  income  taxes,  it does  not anticipate investing  substantial amounts of its assets in taxable investments under normal  market  conditions or as part of its normal  trading  strategies and policies.  To the extent it invests in taxable securities,  the Fund would not be able to meet its  objective  of  providing  tax  exempt  income  to its shareholders.  Taxable investments include, for example,  hedging instruments, repurchase agreements,  and the types of securities it would buy for temporary defensive purposes.

Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only  by the  vote  of a  {"majority"}["majority"]  of  the  {Fund's}
[Fund's]  outstanding  voting  securities.  Under the Investment  Company Act, such a {"majority"}["majority"]  vote is defined as the vote of the holders of the lesser of:
      |_| 67% or more of the  shares  present  or  represented  by  proxy at a shareholder  meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_| more than 50% of the outstanding shares.

      The  Fund's  investment   objective  is  a  fundamental  policy.   Other
policies   described  in  the  Prospectus  or  this  Statement  of  Additional
Information  are  "fundamental"  only if they  are  identified  as  such.  The
Fund's  Board  of  Trustees  can  change   non-fundamental   policies  without
shareholder  approval.  However,  significant  changes to investment  policies will  be  described  in  supplements  or  updates  to the  Prospectus  or this
Statement of Additional  Information,  as appropriate.  The {Fund's}  [Fund's]
most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional  Fundamental  Policies?  The following investment restrictions are fundamental policies of the Fund:

      |_| The Fund cannot  concentrate its investments to the extent of 25% of its total assets in any  industry.  However,  there is no limitation as to the
Fund's  investments  in  municipal  securities  in general or in  Pennsylvania municipal securities,  or in obligations issued by the U.S. Government and its agencies or instrumentalities.

      |_| The Fund cannot invest in real estate.  This  restriction  shall not prevent the Fund from  investing in municipal  securities  or other  permitted securities that are secured by real estate or interests in real estate.

      |_|  The  Fund  cannot  make  loans  except  (a)  by  lending  portfolio securities,  (b) through the purchase of debt instruments or similar evidences of  indebtedness,  (c)  through  repurchase  agreements,  and (d)  through  an interfund  lending  program with other  affiliated  funds. No such loan may be made through interfund  lending if, as a result,  the aggregate of those loans would exceed 33 1/3% of the value of the Fund's total assets  (taken at market value at the time the loan is made).

      |_| The Fund cannot borrow money or securities for any purposes,  except that (a)  borrowing  up to 10% of the Fund's  total  assets from banks  and/or affiliated  investment  companies as a temporary  measure for extraordinary or emergency  purposes and (b) borrowing up to 5% of the Fund's total assets from banks for investment purposes, is permitted.

      |_|  The  Fund  cannot  underwrite  securities  of  other  companies.  A permitted  exception  is in case it is deemed to be an  underwriter  under the
Securities  Act of  1933  when  reselling  any  securities  held  in  its  own portfolio.

      |_| The  Fund  cannot  issue  "senior  securities,"  but  this  does not prohibit  certain  investment  activities  for  which  assets  of the Fund are designated as segregated,  or margin,  collateral or escrow  arrangements  are established,  to cover the related  obligations.  Examples of those activities include borrowing money, reverse repurchase  agreements,  delayed-delivery and when-issued arrangements for portfolio securities transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Unless the  Prospectus  or Statement of  Additional  Information  states that a percentage  restriction applies on an ongoing basis, it applies only at the time the Fund  makes an  investment.  In that  case the Fund need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

      |X| Does The  Fund  Have  Other  Restrictions  That Are Not  Fundamental
Policies?

      The Fund has several additional  restrictions on its investment policies that are not  fundamental,  which  means that they can be changed by the Board of Trustees, without obtaining shareholder approval:

      |_| The Fund cannot  invest in  securities  or other  investments  other
than  municipal  securities,   the  temporary  investments  described  in  its
Prospectus,  repurchase agreements,  covered calls, private activity municipal securities  and  hedging  instruments  described  in  "About  the Fund" in the
Prospectus or this Statement of Additional Information.

      |_| The Fund cannot pledge, mortgage or otherwise encumber,  transfer or assign  its  assets  to  secure a debt.  However,  the use of  escrow or other collateral  arrangements in connection with the Fund's policy on borrowing and hedging instruments is permitted.

      |_| The Fund cannot purchase  securities other than hedging  instruments on  margin.  However,  the  Fund may  obtain  short-term  credits  that may be necessary for the clearance of purchases and sales of securities.

      |_| The Fund cannot sell securities short.

      |_| The Fund cannot buy or sell futures  contracts  other than  interest rate futures and municipal bond index futures.

      |_| The  Fund  will  not  invest  more  than  10% of its net  assets  in
securities   which  are  restricted  as  to  disposition   under  the  federal
securities  laws,  except that the Fund may  purchase  without  regard to this limitation  restricted  securities  which are eligible for resale  pursuant to
Rule 144A under the Securities Act of 1933.

Non-Diversification  of the Fund's  Investments.  The Fund {isa} [is a] series of a trust that is  "non-diversified,"  as defined in the  Investment  Company
Act. Funds that are diversified have  restrictions  against investing too much of their  assets  in the  securities  of any one  {"issuer."}["issuer."]  That means  that the Fund can  invest  more of its  assets in the  securities  of a single issuer than a fund that is diversified.

      Being  non-diversified poses additional investment risks, because if the
Fund invests more of its assets in fewer  issuers,  the value of its shares is subject to greater  fluctuations from adverse conditions  affecting any one of those issuers.  However, the Fund does limit its investments in the securities of any one issuer to  qualify  for tax  purposes  as a  "regulated  investment company" under the Internal  Revenue Code. By qualifying,  it does not have to pay federal  income taxes if more than 90% of its earnings are  distributed to shareholders.  To qualify,  the Fund must meet a number of conditions.  First, not more  than 25% of the  market  value of the  Fund's  total  assets  may be invested in the  securities of a single  issuer.  Second,  with respect to 50%
of the  market  value of its total  assets,  (1) no more than 5% of the market value of its  total  assets  may be  invested  in the  securities  of a single issuer,  and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

      The  identification of the issuer of a municipal security depends on the terms and  conditions  of the  security.  When the assets and  revenues  of an
agency,   authority,   instrumentality  or  other  political  subdivision  are
separate from those of the  government  creating it and the security is backed only by the assets and  revenues  of the  subdivision,  agency,  authority  or instrumentality,  the latter would be deemed to be the sole issuer. Similarly, if an  industrial  development  bond is backed only by the assets and revenues of the  non-governmental  user,  then that user would be deemed to be the sole issuer.  However,  if in either  case the  creating  government  or some other entity  guarantees a security,  the  guarantee  would be considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction  Against  Concentration.  To implement its policy not
to   concentrate   its   investments,   the  Fund  has  adopted  the  industry
classifications  set  forth in  Appendix  B to this  Statement  of  Additional
Information.  Those industry classifications are not a fundamental policy.

      In  implementing  the {Fund's}  [Fund's]  policy not to concentrate  its investments,  the Manager will consider a non-governmental  user of facilities financed by industrial  development  bonds as being in a particular  industry.
That is done even though the bonds are municipal  securities,  as to which the
Fund  has  no  concentration  limitation.  Although  this  application  of the concentration  restriction  is not a  fundamental  policy of the Fund, it will not be  changed  without  shareholder  approval.  The  Manager  has no present intention of investing  more than 25% of the Fund's total assets in securities paying  interest  from  revenues of similar  type  projects  or in  industrial development  bonds.  This is not a fundamental  policy and therefore  could be changed without shareholder  approval.  However, if that change were made, the
Prospectus or this Statement of Additional  Information  would be supplemented to reflect the change.

How the Fund Is Managed

Organization and History.  The {FundTrust} [Fund] was originally  organized in
1989 as a  Massachusetts  business trust having one series,  the Fund. In 1993
{itthe Trust} [it] was  reorganized to be a  multi-series  business trust (now called  Oppenheimer  Multi-State  Municipal Trust). The Fund became a separate series of that Trust. The {TrustFund} [Trust] is an open-end,  non-diversified management  investment  company with an unlimited number of authorized  shares of  beneficial  interest.  Each of the  three  (3)  series  of the  Trust is a separate fund that issues its own shares,  has its own  investment  portfolio, and has its own assets and liabilities.

      [The Fund is governed by a Board of Trustees,  which is responsible  for
protecting  the  interests  of  shareholders  under   Massachusetts  law.  The
Trustees  meet  periodically   throughout  the  year  to  oversee  the  Fund's
activities,  review its  performance,  and review the actions of the  Manager.
Although the Fund will not normally hold annual meetings of its  shareholders, it may hold shareholder  meetings from time to time on important matters,  and shareholders  have the right to call a meeting  to remove a Trustee or to take other action described in the Fund's Declaration of Trust.]

         The Board of Trustees has an Audit  Committee,  a Study Committee and
a  Proxy  Committee.  The  members  of the  Audit  Committee  are  Kenneth  A.
Randall,  Benjamin  Lipstein  and Edward V. Regan.  The Audit  Committee  held
______  meetings  during the Fund's  fiscal year ended  __________.  The Audit
Committee provides the Board with  recommendations  regarding the selection of the Fund's  independent  auditor.  The Audit  Committee also reviews the scope and results of audits and the audit fees charged and reviews  reports from the
Fund's  independent   auditor   concerning  the  Fund's  internal   accounting
procedures and controls.

         The members of the Proxy  Committee  are Edward V. Regan,  Russell S.
Reynolds,  Jr. and Clayton K. Yeutter.  The Proxy  Committee  held  __________
meetings  during  the  Fund's  fiscal  year  ended   ___________.   The  Proxy
Committee  provides  the  Board  with  recommendations  for proxy  voting  and monitors proxy voting by the Fund.

         The  members of the Study  Committee  are Robert G.  Galli,  Benjamin
Lipstein and  Elizabeth  B.  Moynihan.  The Study  Committee  held  __________
meetings  during  the  Fund's  fiscal  year  ended   ___________.   The  Study
Committee  evaluates  and  reports  to the  Board  on the  Fund's  contractual arrangements  including the Investment  Advisory and Distribution  Agreements,
transfer and shareholder  agency  agreements and custodian  agreements as well as the  policies  and  procedures  adopted  by the  Fund to  comply  with  the
Investment Company Act of 1940 and other applicable law.

      |X|  Classes of  Shares.  {TheBoard}  [The  Board] of  Trustees  has the
power, {are authorized,}  without shareholder  approval,  to {dividecreate new series and classes of shares.  The Trustees may reclassify}  [divide] unissued shares of the Fund into {additional  series or classes of shares. The Trustees also may  divide or  combine  the  shares of a class  into a greater or lesser number of shares without changing the proportionate  beneficial  interest of a shareholder  in the  Fund.  Shares  do not have  cumulative  voting  rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

}two or more  classes.  The  Board  has  done  so,  and  {theThe}  [the]  Fund currently  has three classes of shares,  {shares:}  Class A, Class B and Class
C.  {All  classes  invest in the same  investment  portfolio.}  Each  class of shares:

      o  has its own dividends and distributions,
      o  pays  certain  expenses  which  may be  different  for the  different classes,
      o  may have a different net asset value,
o     may have separate  voting  rights on matters in  {whichthe}  [which the]
         interests of one class are different  {fromthe}  [from the] interests of another class, and
      o  votes as a class on matters that affect that class alone.

      All classes invest in the same investment  portfolio.  Shares are freely transferable.  Each  {shareShares are freely  transferable,  and each share of each class}  [share ]has one vote at  shareholder  meetings,  with  fractional
shares   voting   proportionally   on  matters   submitted   to  the  vote  of
shareholders.  Each  share  of the Fund  represents  an  interest  in the Fund proportionately equal to the interest of each other share of the same class.

      The  Trustees  are  authorized  to create  new  series  and  classes  of shares.  The  Trustees  may  reclassify  unissued  shares  of  the  Fund  into additional  series or  classes  of  shares.  The  Trustees  also may divide or combine  the  shares  of a class  into a greater  or  lesser  number of shares without  changing the  proportionate  beneficial  interest of a shareholder in the Fund.  Shares  do not have  cumulative  voting  rights  or  preemptive  or
subscription   rights.   Shares  may  be  voted  in  person  or  by  proxy  at
shareholder meetings.

      |X|  Meetings  of  Shareholders.  {Asa  series  of} [As] a  series  of a
Massachusetts  business trust,  the Fund is not required to hold, and does not plan to hold,  regular  annual  meetings of  shareholders.  The Fund will hold meetings  when  required  to do so by the  Investment  Company  Act  or  other applicable  law.  It will also do so when a  shareholder  meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders  have the right, upon the declaration in writing or vote of two-thirds of the  outstanding  shares of the Fund,  to remove a Trustee.  The
Trustees  will call a meeting  of  shareholders  to vote on the  removal  of a
Trustee  upon  the  written  request  of  the  record  holders  of  10% of its outstanding  shares.  If the  Trustees  receive  a  request  from at least ten
{(10)10}[(10)]  shareholders  stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the  {Fund'sFund's}  [Fund's]  shareholder  list  available to the applicants  or mail  their  communication  to all  other  shareholders  at the
{applicants'applicants'}  [applicants']  expense.  The shareholders making the request must have been  shareholders  for at least six  {(6)}[(6)]  months and must hold  shares of the Fund  valued at  $25,000 or more or  constituting  at least 1% of the  {Fund'sFund's}  [Fund's]  outstanding  shares,  whichever  is less.  {shares.}  The  Trustees may also take other action as permitted by the
Investment Company Act.

      |X|  Shareholder  and Trustee  Liability.  The  {Fund'sFund's}  [Fund's]
Declaration of Trust contains an express  disclaimer of shareholder or Trustee liability for the {Fund'sFund's}  [Fund's]  obligations.  It also provides for indemnification  and  reimbursement of expenses out of the Fund's property for any shareholder held personally  liable for its  obligations.  The Declaration of Trust also states that upon  request,  the Fund shall assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy any  judgment on that  claim.  Massachusetts  law permits a shareholder  of a  business  trust  (such as the  trust of which the Fund is a
{series)Fund)}    [series)]    to   be   held    personally    liable   as   a
{"partner""partner"}["partner"]  under  certain  circumstances.  However,  the risk that a Fund  shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively  remote  circumstances in which the Fund would be unable to meet its obligations.

      The  Fund's  contractual   arrangements  state  that  any  person  doing
business  with the Fund (and each  shareholder  of the Fund)  agrees under its
Declaration   of  Trust  to  look  solely  to  the  assets  of  the  Fund  for satisfaction  of any claim or demand that may arise out of any  dealings  with
the  Fund.  The  contract  further  states   {thatAdditionally,}   [that]  the
Trustees  shall have no personal  liability to any such person,  to the extent permitted by law.

{Board of Trustees and Oversight  Committees.  The Fund is governed by a Board
of  Trustees,   which  is   responsible   for   protecting  the  interests  of
shareholders   under   Massachusetts   law.  The  Trustees  meet  periodically
throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the  Manager.  Although  the Fund will not  normally hold annual meetings of its  shareholders,  it may hold  shareholder  meetings from time to time on important  matters,  and  shareholders  have the right to call a meeting to remove a Trustee or to take other  action  described  in the
Fund's Declaration of Trust.

The Board of Trustees has an Audit  Committee,  a Study  Committee and a Proxy
Committee.  The members of the Audit Committee are Kenneth Randall (Chairman),
Benjamin  Lipstein  and  Edward  Regan.  The Audit  Committee  held 5 meetings during  the  Fund's  fiscal  year ended  July 31,  2002.  The Audit  Committee provides the Board with recommendations  regarding the selection of the Fund's independent  auditor.  The Audit  Committee also reviews the scope and results of  audits  and the  audit  fees  charged,  reviews  reports  from the  Fund's independent auditor concerning the Fund's internal accounting procedures,  and controls and reviews reports of the Manager's  internal  auditor,  among other duties as set forth in the Committee's charter.

The members of the Study Committee are Benjamin  Lipstein  (Chairman),  Robert
Galli and Elizabeth  Moynihan.  The Study Committee held 8 meetings during the
Fund's  fiscal year ended July 31, 2002.  The Study  Committee  evaluates  and reports to the Board on the Fund's  contractual  arrangements,  including  the
Investment  Advisory and  Distribution  Agreements,  transfer and  shareholder service  agreements  and  custodian  agreements  as well as the  policies  and procedures  adopted by the Fund to comply with the Investment  Company Act and other  applicable  law,  among  other  duties as set forth in the  Committee's charter.

The  members of the Proxy  Committee  are  Edward  Regan  (Chairman),  Russell
Reynolds and Clayton Yeutter.  The Proxy Committee held one meeting during the
Fund's  fiscal year ended July 31,  2002.  The Proxy  Committee  provides  the
Board with  recommendations  for proxy voting and monitors proxy voting by the
Fund.}

Trustees and Officers of the Fund. [The Fund's  ]{Except for Mr. Murphy,  each
of  the  Trustees  is  an  independent   trustee  of  the  Fund  ("Independent
Trustee").  Mr. Murphy is an  "Interested  Trustee,"  because he is affiliated with the Manager by virtue of his  positions as an officer and director of the
Manager, and as a shareholder of its parent company.

The Fund's The Fund's}  Trustees and officers and their  {positions  held with the Fund and  length of  service  in such  position(s)  and  their}  principal occupations  and business  {affiliationsand}  [affiliations  and]  occupations during the past five  {years are listed in the chart  below.  The  information for the Trustees  also includes the dollar range of shares of the Fund as well as the}(5)  years are listed  below.  Trustees  denoted  with an asterisk  (*)
below are deemed to be  "interested  persons" of the Fund under the Investment
Company Act.  {aggregate dollar range of shares  beneficially  owned in any of the  Oppenheimer  funds  overseen by the  Trustees.}  All of the  Trustees are
Trustees  or  {Directorsalso   trustees  or  directors}   [Directors]  of  the
following New York-[based Oppenheimer funds1]      {basedpublicly      offered
Oppenheimer2funds:

funds (referred to as "Board I Funds")}:

Oppenheimer California Municipal Fund   Oppenheimer Large Cap Growth Fund
                                        Oppenheimer  Money Market  Fund,  Inc. {
 {Oppenheimer    California   Municipal Oppenheimer  Capital  Appreciation  Fund
Fund Oppenheimer  International  Growth Oppenheimer  International Small Company
Fund     }     Oppenheimer      Capital Fund  Oppenheimer  Capital  Preservation
Appreciation Fund                       Fund  Oppenheimer   Money  Market  Fund,
Oppenheimer Capital Preservation Fund   Inc.}
Oppenheimer Developing Markets Fund     Oppenheimer Multiple Strategies Fund
                                         {Oppenheimer  Multi-Sector Income Trust
Oppenheimer Discovery Fund              Oppenheimer     Discovery     Fund     }
Oppenheimer Emerging Growth Fund        Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Technologies Fund  Oppenheimer Multi-State Municipal Trust
 {Oppenheimer   Emerging   Growth  Fund  {Oppenheimer    Municipal   Bond   Fund
Oppenheimer    Multi-State    Municipal Oppenheimer  Emerging  Technologies Fund
Trust } Oppenheimer Enterprise Fund     } Oppenheimer Municipal Bond Fund
Oppenheimer Europe Fund                 Oppenheimer New York Municipal Fund
                                        Oppenheimer    Series   Fund,   Inc.   {
 {Oppenheimer      Enterprise      Fund Oppenheimer   Europe  Fund   Oppenheimer
Oppenheimer  New York  Municipal Fund } Series  Fund,  Inc.  Oppenheimer  Global
Oppenheimer Global Fund                 Fund Oppenheimer Trinity Core Fund}
Oppenheimer Global Growth & Income Fund Oppenheimer U.S. Government Trust
 {Oppenheimer  Global  Growth  & Income
Fund  Oppenheimer   Trinity  Large  Cap
Growth  Fund  }   Oppenheimer   Gold  &
Special Minerals Fund                   Oppenheimer Trinity Core Fund
 {Oppenheimer  Gold & Special  Minerals
Fund  Oppenheimer  Trinity Value Fund }
Oppenheimer Growth Fund                 Oppenheimer Trinity Value Fund
Oppenheimer International Growth Fund
Oppenheimer     International     Small
Company Fund

{Oppenheimer Growth Fund Oppenheimer U.S. Government Trust
In addition to being a trustee or director of the Board I Funds,  Mr. Galli is also a  director  or trustee of 10 other  portfolios  in the  OppenheimerFunds complex.  Present or former officers,  directors,  trustees and employees (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The sales  charges on Class A shares is waived for that group because of the  economies of sales  efforts  realized by the Distributor.}
      Messrs.  Spiro,   Donohue,   Zack,  Wixted,  Bishop  and  {FarrarMurphy,
Masterson,  Molleur,  Vottiero,  Wixted,  Zack, Fielding and Tanner, and Mses.
Bechtolt,  Feld and Ives,  respectively,}  [Farrar respectively ]hold the same
offices  with  {one  or  more  of}  the  other  New   York-based   Oppenheimer
{fundsBoard  I Funds}  [funds]  as with the Fund.  As of  ____________,  2001,
{November 5, 2002} the  Trustees and Officers of the Fund as a  {groupofficers of the Fund, as a group,}  [group ]owned of record or  beneficially  less than
1% of each  class of shares  of the Fund.  The  foregoing  statement  does not reflect  ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager,  other than the shares  beneficially  owned under the plan by the officers of the Fund listed  above.  Ms.  Macaskill  and
Mr. Donohue are trustees of that plan.

{In addition, each
Independent  Trustee,  and his or her family members, do not own securities of either the Manager or Distributor of the Board I Funds or any person  directly or  indirectly  controlling,  controlled  by or under common  control with the
Manager or Distributor.

Affiliated Transactions and Material Business Relationships.  Mr. Reynolds has
reported that he has a controlling  interest in The Directorship Search Group,
Inc.  ("The  Directorship  Search  Group"),  a director  recruiting  firm that provided  consulting  services to Massachusetts  Mutual Life Insurance Company
(which  controls the Manager) for fees  aggregating  $110,000  from January 1,
2000 through  December 31, 2001,  an amount  representing  less than 5% of the annual revenues of The Directorship  Search Group. Mr. Reynolds estimates that
The Directorship  Search Group will bill  Massachusetts  Mutual Life Insurance
Company $150,000 for services to be provided during the calendar year 2002.

The  Independent  Trustees  have  unanimously  (except for Mr.  Reynolds,  who
abstained)   determined   that  the   consulting   arrangements   between  The
Directorship  Search Group and  Massachusetts  Mutual Life  Insurance  Company
were  not  material   business  or  professional   relationships   that  would
compromise Mr. Reynolds'  status as an Independent  Trustee.  Nonetheless,  to assure  certainty  as to  determinations  of the  Board  and  the  Independent
Trustees  as to matters  upon which the  Investment  Company  Act or the rules thereunder  require  approval  by a  majority  of  Independent  Trustees,  Mr.
Reynolds will not be counted for purposes of  determining  whether a quorum of
Independent  Trustees  was  present  or  whether  a  majority  of  Independent
Trustees approved the matter.

The  address  of each  Trustee  in the  chart  below  is 6803 S.  Tucson  Way,
Centennial,  CO 80112-3924.  Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Independent Trustees Name,
Position(s) Held with Fund,
Length of Service,
Age Principal Occupation(s) During Past 5 Years;
Other Trusteeships/Directorships Held by Trustee;
Number of  Portfolios  in Fund Complex  Currently  Overseen by Trustee  Dollar
Range of  Shares  Beneficially  Owned in the Fund  Aggregate  Dollar  Range Of
Shares  Beneficially  Owned  in Any  of  the  Oppenheimer  Funds  Overseen  by
Trustee   As of December 31, 2001 } Leon Levy, {
}Chairman of the Board of Trustees, [Age: 75. ]{
Trustee since 1989}
{Age: 77 } [6803 South Tucson Way, Englewood, Colorado 80112]
General  Partner  {(since  1982)}  of  Odyssey  Partners,   L.P.   (investment
partnership)  [(since  1982)]  and  Chairman  of the Board  {(since  1981)} of
Avatar Holdings,  Inc. (real estate  development){.  Oversees 31 portfolios in the OppenheimerFunds complex. $0 $0 } [(since 1981).

Donald W. Spiro, Vice Chairman of the Board of Trustees, Age: 75.
6803 South Tucson Way, Englewood, Colorado 80112
Chairman Emeritus of the Manager (since 1991).  Formerly he held the following positions:  Chairman  (November  1987 - January 1991) and a director  (January
1969  -  August   1999)   of  the   Manager;   President   and   Director   of
OppenheimerFunds  Distributor,  Inc.,  a  subsidiary  of the  Manager  and the
Fund's Distributor (July 1978 - January 1992).]

Robert G. Galli, {
}Trustee {since 1993}[, Age: 67. ]
{Age: 69 A trustee or director} [19750 Beach Road, Jupiter, FL 33469
A Trustee or  Director]  of other  Oppenheimer  funds.  Formerly  [he held the following  positions:]  Vice Chairman  (October 1995 - December  1997) {of the
Manager.   Oversees  41  portfolios  in  the  OppenheimerFunds  complex.  Over
$100,000  Over  $100,000 } [and  Executive  Vice  President  (December  1977 -
October 1995) of the Manager;  Executive Vice President and a director  (April
1986 - October 1993) of HarbourView Asset Management Corporation.]

Phillip A. Griffiths, Trustee, {since 1999} [Age: 62. ]
{Age:  64 The  Director  (since  1991)}  [6803 South  Tucson  Way,  Englewood,
Colorado 80112
The Director ]of the Institute for Advanced  Study,  Princeton,  N.J.  [(since
1991)],  director{(since 2001)} of GSI Lumonics [(since 2001)] and a member of the  National  Academy of  Sciences  (since  1979);  formerly  (in  descending chronological  order) a director  of Bankers  Trust  Corporation,  Provost and
Professor of Mathematics at Duke University,  a director of Research  Triangle
Institute,   Raleigh,   N.C.,  and  a  Professor  of  Mathematics  at  Harvard
University.

{Oversees 31 portfolios in the  OppenheimerFunds  complex.  $0 Over $100,000 }
Benjamin Lipstein, Trustee {since 1989}[, Age: 78. ]
{Age: 79 } [6803 South Tucson Way, Englewood, Colorado 80112]
Professor   Emeritus  of  Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.

{Oversees 31  portfolios  in the  OppenheimerFunds  complex.  $0 Over $100,000
Joel W. Motley,
Trustee since 2002
Age:  50 Director  (January  2002present),  Columbia  Equity  Financial  Corp.
(privately-held financial adviser);  Managing Director (January 2002-present),
Carmona Motley, Inc. (privately-held financial adviser);  Formerly he held the following  positions:  Managing Director (January  1998December 2001), Carmona
Motley Hoffman Inc.  (privately-held  financial  adviser);  Managing  Director
(January 1992-December 1997), Carmona Motley & Co.  (privately-held  financial adviser). Oversees 31 portfolios in the OppenheimerFunds complex. $0 $01

 } Elizabeth B. Moynihan, {
}Trustee {since 1992}[, Age: 71. ]
{Age: 73 } [6803 South Tucson Way, Englewood, Colorado 80112]
Author and  architectural  historian;  a trustee  of the Freer  Gallery of Art and Arthur M. {Sackler} [Sockler] Gallery  (Smithsonian  Institute),  Trustees
Council of the National  Building  Museum;  a member of the Trustees  Council,
Preservation League of New York State.

{Oversees 31 portfolios in the  OppenheimerFunds  complex. $0 $50,001-$100,000
} Kenneth A. Randall, Trustee {since 1989}[, Age: 73. ]
{Age: 75 } [6803 South Tucson Way, Englewood, Colorado 80112]
A director of Dominion Resources,  Inc. (electric utility holding company) and
Prime Retail,  Inc.  (real estate  investment  trust);  formerly a director of
Dominion Energy,  Inc. (electric power and oil & gas producer),  President and
Chief Executive Officer of The Conference Board, Inc.  (international economic and business  research) and a director of Lumbermens  Mutual Casualty Company,
American  Motorists  Insurance  Company  and  American   Manufacturers  Mutual
Insurance Company.

{Oversees 31 portfolios in the  OppenheimerFunds  complex.  $0 Over $100,000 }
Edward V. Regan, {
}Trustee {since 1993}[, Age: 71. ]
{Age: 72 } [6803 South Tucson Way, Englewood, Colorado 80112]
President,  Baruch College, CUNY; a director of RBAsset (real estate manager);
a director of OffitBank;  formerly Trustee,  Financial  Accounting  Foundation
(FASB and GASB){,}[;] Senior Fellow of Jerome Levy Economics  Institute,  Bard
College{,}[;]  Chairman of Municipal  Assistance  Corporation  for the City of
New  York{,}[;] New York State  Comptroller  and Trustee of New York State and
Local Retirement Fund.

{Oversees  31  investment  companies  in  the  OppenheimerFunds   complex.  $0
$50,001-$100,000 } Russell S. Reynolds, Jr., {
}Trustee {since 1989}[, Age: 69. ]
{Age: 70 Chairman  (since 1993)} [6803 South Tucson Way,  Englewood,  Colorado
80112
Chairman  ]of  The  Directorship  Search  Group,  Inc.  (corporate  governance
consulting   and  executive   recruiting)   [(since   1993);   a  director  of
Professional  Staff Limited (a U.K. temporary staffing company) (since 1995)];
a life trustee of International House (non-profit  educational  organization), and a trustee {(since 1996)} of the Greenwich  Historical  Society{.  Oversees
31 portfolios in the  OppenheimerFunds  complex. $0 $10,001-$50,000  Donald W.
Spiro,
Vice Chairman of the Board of Trustees,
Trustee since 1989
Age: 76 Chairman  Emeritus  (since  January  1991) of the Manager.  Formerly a director (January 1969-August 1999) of the Manager.  Oversees 31 portfolios in the OppenheimerFunds complex. $0 Over $100,000 } [(since 1996).]

Clayton K. Yeutter, Trustee {since 1991}[, Age: 70. ]
{Age: 71 Of Counsel (since 1993)} [6803 South Tucson Way, Englewood,  Colorado
80112
Of   Counsel],   Hogan  &  Hartson  (a  law  firm)   [(since   1993)].   Other
directorships:  Caterpillar,  Inc. (since 1993)[;  Zurich  Financial  Services
(since 1998);  ConAgra, Inc. (since 1993); FMC Corporation (since 1993); Texas
Instruments  Incorporated  (since 1993);] and  Weyerhaeuser Co. (since 1999){.
Oversees 31 portfolios in the  OppenheimerFunds  complex.  $0 $50,001-$100,000
}[;  formerly a director of Farmers Group Inc.  (1994-2000),  Zurich Allied AG
(1998-2000) and of Allied Zurich Pl.c (1998-2000).]

{The  address of Mr.  Murphy in the chart  below is 498  Seventh  Avenue,  New
York,  NY  10018.  Mr.  Murphy  serves  for  an  indefinite  term,  until  his resignation,  retirement,  death or removal.}  [Andrew J. Donohue,  Secretary,
Age: 51. ]
{Interested  Trustee and Officer Name, }[Two World Trade Center, New York, New
York 10048-0203]
{Position(s) Held with Fund,
Length of Service
Age Principal Occupation(s) During Past 5 Years;
Other Trusteeships/Directorships Held by Trustee;
Number of  Portfolios  in Fund Complex  Currently  Overseen by Trustee  Dollar
Range of  Shares  Beneficially  Owned in the Fund  Aggregate  Dollar  Range Of
Shares  Beneficially  Owned in Any of the  Oppenheimer  Funds  As of  December
31, 2001 John V. Murphy, President and
Trustee since 2001
Age: 53 Chairman,  Chief Executive  Officer and director (since June 2001) and
President (since  September 2000) of the Manager;  President and a director or trustee of other Oppenheimer  funds;} [Executive Vice President (since January
1993),  General Counsel (since October 1991) and a director  (since  September
1995) of the Manager;  Executive  Vice  President and General  Counsel  (since
September  1993)  and a  director  (since  January  1992) of  OppenheimerFunds
Distributor,  Inc.;  Executive Vice President,  General Counsel and a director
(since   September  1995)  of  HarbourView   Asset   Management   Corporation,
Shareholder  Services,   Inc.,   Shareholder  Financial  Services,   Inc.  and
Oppenheimer  Partnership  Holdings,  Inc.,  of OFI Private  Investments,  Inc.
(since  March  2000),  and of  Oppenheimer  Trust  Company  (since  May 2000);
President and a director of Centennial  Asset  Management  Corporation  (since
September  1995) and of Oppenheimer  Real Asset  Management,  Inc. (since July
1996);  Vice] President and a director (since {July 2001)} [September 1997) of
OppenheimerFunds  International  Ltd. and Oppenheimer  Millennium Funds plc; a
director  (since  April  2000) of  OppenheimerFunds  Legacy  Program;  General
Counsel  (since May 1996) and  Secretary  (since April  1997)] of  Oppenheimer
Acquisition  Corp.{(the  Manager's  parent holding company) and of Oppenheimer
Partnership  Holdings,  Inc. (a holding company subsidiary of the Manager);  a director  (since  November  2001) of  OppenheimerFunds  Distributor,  Inc.  (a
subsidiary of the Manager);  Chairman and a director  (since July 2001) of }[;
an officer of other Oppenheimer funds.

Brian W. Wixted,  Treasurer and Principal  Financial and  Accounting  Officer,
Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior  Vice  President  and  Treasurer  (since  March  1999) of the  Manager;
Treasurer  (since March 1999) of HarbourView  Asset  Management  Corporation,]
Shareholder  Services,  Inc.  {and of}[,  Oppenheimer  Real  Asset  Management
Corporation,]   Shareholder   Financial   Services,   Inc.   {(transfer  agent
subsidiaries  of the Manager);  President and a director  (since July 2001) of
OppenheimerFunds  Legacy  Program (a charitable  trust program  established by the  Manager);  a director  of the  investment  advisory  subsidiaries  of the
Manager:  OFI  Institutional  Asset  Management,  Inc.  and  Centennial  Asset
Management  Corporation  (since November 2001),  HarbourView  Asset Management
Corporation and} [and Oppenheimer Partnership Holdings,  Inc., of ]OFI Private
Investments,  Inc. (since {July 2001);  President (since November 1, 2001) and a director  (since July 2001) of Oppenheimer  Real Asset  Management,  Inc.; a
director   (since   November   2001)  of   Trinity}   [March   2000)   and  of
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds plc
(since May 2000);  Treasurer and Chief  Financial  Officer (since May 2000) of
Oppenheimer  Trust  Company;   Assistant   Treasurer  (since  March  1999)  of
Oppenheimer   Acquisition  Corp.;  an  officer  of  other  Oppenheimer  funds;
formerly  Principal  and Chief  Operating  Officer,  Bankers  Trust  Company -
Mutual Fund Services  Division  (March 1995 - March 1999);  Vice President and
Chief Financial Officer of CS First Boston]  Investment  Management Corp. {and
Tremont  Advisers,  Inc.  (Investment  advisory  affiliates  of the  Manager);
Executive}[(September 1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 53.
Two World Trade Center, New York, New York 10048-0203
Senior] Vice President  (since  {February 1997) of  Massachusetts  Mutual Life
Insurance  Company (the  Manager's  parent  company);  a director  (since June
1995) of DLB  Acquisition  Corporation (a holding company that owns the shares of David  L.  Babson &  Company,  Inc.);  formerly,  Chief  Operating  Officer
(September  2000-June  2001) of the Manager;  President and trustee  (November
1999-November   2001)  of  MML   Series   Investment   Fund   and   MassMutual
Institutional  Funds (open-end  investment  companies);  a director (September
1999-August 2000) of C.M. Life Insurance Company;  President,  Chief Executive
Officer  and  director  (September  1999-August  2000) of MML Bay  State  Life
Insurance  Company;  a director (June  1989-June 1998) of Emerald Isle Bancorp
and  Hibernia  Savings  Bank  (a  wholly-owned   subsidiary  of  Emerald  Isle
Bancorp).  Oversees 69 portfolios  in the  OppenheimerFunds  complex.  $0 Over
$100,000
The address of the  Officers  in the chart  below is as  follows:  for Messrs.
Fielding,  Tanner,  Molleur and Zack and Ms.  Feld,  498 Seventh  Avenue,  New
York, NY 10018, for Messrs. Masterson,  Vottiero and Wixted and Mses. Bechtolt
and Ives, 6803 S. Tucson Way, Centennial,  CO 80112-3924.  Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Officers of the Fund Name,
Position(s) Held with Fund, Length of Service,
Age  Principal  Occupation(s)  During Past 5 Years } [May 1985) and  Associate
General  Counsel  (since  May 1981) of the  Manager;  Assistant  Secretary  of
Shareholder Services,  Inc. (since May 1985),  Shareholder Financial Services,
Inc.   (since  November  1989);   OppenheimerFunds   International   Ltd.  and
Oppenheimer  Millennium  Funds plc (since October  1997);  an officer of other
Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the  Manager/Mutual  Fund  Accounting  (since May 1996);  an officer of other  Oppenheimer  funds;  formerly an Assistant Vice President of the  Manager/Mutual  Fund  Accounting  (April  1994  - May  1996)  and a  Fund
Controller of the Manager.  Vice President of  OppenheimerFunds,  Inc.  (since
May 1996); an officer of other Oppenheimer  funds;  formerly an Assistant Vice
President  (April 1994 - May 1996) and a Fund Controller of  OppenheimerFunds,
Inc.

Adele A. Campbell, Assistant Treasurer, Age: 38.
350 Linden Oaks, Rochester, New York 14625
Assistant Vice President of OppenheimerFunds,  Inc.  (1996-Present);  Formerly
Assistant Vice President of Rochester Fund Services, Inc. (1994 - 1996).

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of the  Manager/Mutual  Fund  Accounting  (since  May  1996);
Assistant Treasurer of Oppenheimer  Millennium Funds plc (since October 1997);
an officer of other  Oppenheimer  Funds;  formerly an Assistant Vice President of the  Manager/Mutual  Fund  Accounting  (April 1994 - May 1996),  and a Fund
Controller of the Manager.  Vice President of  OppenheimerFunds,  Inc.  (since
May 1996);  Assistant  Treasurer of  Oppenheimer  Millennium  Funds plc (since
October 1997); an officer of other  Oppenheimer  funds;  formerly an Assistant
Vice   President   (April  1994  -  May  1996)  and  a  Fund   Controller   of
OppenheimerFunds, Inc.]

Ronald H. Fielding,  Vice President and Portfolio Manager {since 1996}[,  Age:
52. ]
{Age: 53 } [350 Linden Oaks, Rochester, NY 14625
]Senior Vice President  (since  January 1996) of the Manager;  Chairman of the
Rochester  Division  of the Manager  (since  January  1996);  an officer {of 9 portfolios in the  OppenheimerFunds  complex} [and portfolio  manager of other
Oppenheimer  funds];  prior to joining  the  Manager in January  1996,  he was
President and a director of Rochester Capital Advisors,  Inc. (1993 [-] 1995),
the Fund's prior  investment  advisor,  and of Rochester Fund  Services,  Inc.
(1986 - 1995),  the  Fund's  prior  distributor;  President  and a trustee  of
Limited Term New York  Municipal Fund (1991 - 1995),  Oppenheimer  Convertible
Securities  Fund (1986 - 1995) and Rochester  Fund  Municipals  (1986 - 1995);
President  and a director of Rochester Tax Managed  Fund,  Inc.  (1982 - 1995)
and of Fielding Management Company, Inc. (1982 - 1995), an investment advisor.

{ Anthony  A.  Tanner,  Vice  President  and  Portfolio  Manager  since  1996}
[Anthony A. Tanner, Portfolio Manager, Age: 40. ]
{Age: 41 } [350 Linden Oaks, Rochester, NY 14625]
Vice President of the Rochester  Division of the Manager (since January 1996);
{an  officer  of 4  portfolios  in the  OppenheimerFunds  complex}  [assistant portfolio  manager of other  Oppenheimer  funds];  formerly Vice  President of
Research of Rochester Capital Advisors,  Inc. and Fielding Management Company,
Inc. (1991 - December 1995). { Brian W. Wixted,
Treasurer, Principal Financial and Accounting Officer since 1999
Age:  43  Senior  Vice  President  and  Treasurer  (since  March  1999) of the
Manager;   Treasurer  (since  March  1999)  of  HarbourView  Asset  Management
Corporation,  Shareholder  Services,  Inc.,  Oppenheimer Real Asset Management
Corporation,  Shareholder Financial Services,  Inc.,  Oppenheimer  Partnership
Holdings,   Inc.,   OFI  Private   Investments,   Inc.   (since  March  2000),
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds plc
(since May 2000) and OFI Institutional Asset Management,  Inc. (since November
2000)  (offshore fund management  subsidiaries of the Manager);  Treasurer and
Chief  Financial  Officer  (since May 2000) of  Oppenheimer  Trust  Company (a trust company  subsidiary of the Manager);  Assistant  Treasurer  (since March
1999) of Oppenheimer  Acquisition  Corp. and  OppenheimerFunds  Legacy Program
(since April 2000);  formerly  Principal and Chief  Operating  Officer  (March
1995-March 1999),  Bankers Trust  Company-Mutual  Fund Services  Division.  An
officer of 85 portfolios in the OppenheimerFunds complex. Philip Vottiero,
Assistant Treasurer since 2002
Age:  39 Vice  President/Fund  Accounting  of the Manager  (since  March 2002;
formerly Vice  President/Corporate  Accounting of the Manager (July 1999-March
2002)  prior to which he was Chief  Financial  Officer at Sovlink  Corporation
(April  1996-June  1999). An officer of 85 portfolios in the  OppenheimerFunds complex.  Connie Bechtolt,
Assistant Treasurer since 2002
Age: 39  Assistant  Vice  President  of the Manager  (since  September  1998);
formerly  Manager/Fund  Accounting  (September  1994-September  1998)  of  the
Manager. An officer of 85 portfolios in the OppenheimerFunds  complex.  Robert
G. Zack,
Secretary since 2001
Age: 54 Senior Vice  President  (since May 1985) and  General  Counsel  (since
February 2002) of the Manager;  General Counsel and a director (since November
2001)  of  OppenheimerFunds  Distributor,  Inc.;  Senior  Vice  President  and
General  Counsel  (since  November  2001)  of  HarbourView   Asset  Management
Corporation;   Vice  President  and  a  director   (since  November  2000)  of
Oppenheimer  Partnership  Holdings,  Inc.;  Senior  Vice  President,   General
Counsel and a director  (since November 2001) of Shareholder  Services,  Inc.,
Shareholder   Financial  Services,   Inc.,  OFI  Private  Investments,   Inc.,
Oppenheimer  Trust  Company  and OFI  Institutional  Asset  Management,  Inc.;
General  Counsel  (since  November  2001)  of  Centennial   Asset   Management
Corporation;  a  director  (since  November  2001) of  Oppenheimer  Real Asset
Management,  Inc.; Assistant Secretary and a director (since November 2001) of
OppenheimerFunds  International  Ltd.; Vice President (since November 2001) of
OppenheimerFunds   Legacy   Program;   Secretary   (since  November  2001)  of
Oppenheimer  Acquisition  Corp.;  formerly  Acting General  Counsel  (November
2001-February  2002) and Associate General Counsel (May 1981-October  2001) of
the  Manager;   Assistant  Secretary  of  Shareholder   Services,   Inc.  (May
1985-November   2001),   Shareholder   Financial   Services,   Inc.  (November
1989-November  2001);  OppenheimerFunds  International  Ltd.  and  Oppenheimer
Millennium  Funds  plc  (October   1997-November   2001).  An  officer  of  85
portfolios in the OppenheimerFunds complex. Philip T. Masterson,
Assistant Secretary since 2002
Age:  38 Vice  President  and  Assistant  Counsel of the  Manager  (since July
1998);  formerly,  an  associate  with Davis,  Graham,  & Stubbs LLP  (January
1997-June 1998). An officer of 85 portfolios in the OppenheimerFunds  complex.
Denis R. Molleur,
Assistant Secretary since 2001
Age: 45 Vice  President and Senior  Counsel of the Manager  (since July 1999);
formerly a Vice  President  and  Associate  Counsel of the Manager  (September
1995-July 1999). An officer of 82 portfolios in the OppenheimerFunds  complex.
Katherine P. Feld,
Assistant Secretary since 2001
Age: 44 Vice  President and Senior  Counsel  (since July 1999) of the Manager;
Vice  President  (since  June  1990) of  OppenheimerFunds  Distributor,  Inc.;
Director,  Vice  President  and  Assistant  Secretary  (since  June  1999)  of
Centennial  Asset  Management  Corporation;  Vice  President  (since  1997) of
Oppenheimer  Real  Asset  Management,   Inc.;   formerly  Vice  President  and
Associate  Counsel of the  Manager  (June  1990-July  1999).  An officer of 85 portfolios in the OppenheimerFunds complex. Kathleen T. Ives,
Assistant Secretary since 2001
Age:  36 Vice  President  and  Assistant  Counsel  (since  June  1998)  of the
Manager;  Vice President (since 1999) of OppenheimerFunds  Distributor,  Inc.;
Vice President and Assistant  Secretary (since 1999) of Shareholder  Services,
Inc.;  Assistant  Secretary (since December 2001) of  OppenheimerFunds  Legacy
Program and Shareholder  Financial  Services,  Inc.;  formerly  Assistant Vice
President  and  Assistant  Counsel of the  Manager  (August  1997-June  1998);
Assistant Counsel of the Manager (August  1994-August  1997). An officer of 85 portfolios in the OppenheimerFunds complex. }

      |X|  Remuneration  of  Trustees.  The  officers  of the Fund and one {of
the  Trustees}   [Trustee]  of  the  Fund  (Mr.  {Murphy)}  [Spiro)]  who  are
affiliated  with the  Manager  receive  no salary  or fee from the  Fund.  The remaining  Trustees of the Fund received the  compensation  shown below[.  The compensation]  from the Fund {with  respect to the  Fund's}  [was paid  during its] fiscal year ended July 31, {2002} [2001].  The  compensation  from all of the {Board I Funds} [New York-based  Oppenheimer  funds]  (including the Fund)
{represents  compensation} [was] received as a director,  trustee or member of a committee of the {Board}  [boards of those funds]  during the calendar  year
{2001.} [2000.]

---------------------------------------------------------------------------------
                         [                  [                Total ]
                                            ]Retirement      {(33 Funds) Leon
                                            Benefits[        Levy}
                         ]Aggregate         ]Accrued [       [Compensation ]
                         Compensation       ]as {Part of     {Chairman $0 $178
{Trustee Name and Other  {From} [from]      Fund Expenses    $137,560 $173,700
Fund Position(s)         Fund1              Estimated        Robert G. Galli}
(as applicable) For                         Annual           [from all
Fiscal Year Ended                           Retirement       New York-Based
7/31/02 For Calendar                        Benefits Paid    Oppenheimer
Year Ended 12/31/01 }                       at Retirement    Funds (29 Funds)2
[Name and Position]                         from all Board
                                            I Funds} [Fund]
                                            {(33 Funds) 2
                                            Total
                                            Compensation
                                            From All
                                            Oppenheimer
                                            Funds For Which
                                            Individual
                                            Serves As
                                            Trustee/Director}
                                            [Expenses
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leon Levy                $                  $                $
Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Galli 3]        {$0 $527                           $
Study Committee Member   $32,7662
                         $202,8863 Phillip
                         Griffiths $0 $139
                         $6,803 $54,889} [$
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Griffiths4        $                                   $]
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Benjamin Lipstein         {$0 $0 $118,911   $                $]
Study Committee          $150,152 Joel W.
Chairman,[               Motley4 $0 $0 $0
]Audit Committee Member  $0} [$
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth B. Moynihan     {$0 $680 $52,348  $                $]
Study Committee [        $105,760} [$
]Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Randall       $                  $                $]
Audit Committee
{Chairman $0 $414
$76,827 $97,012} [Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward V. Regan           {$0 $721 $42,748                   $]
Proxy Committee          $95,960} [$
Chairman, Audit
Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Russell S. Reynolds, Jr.  {$0 $446 $46,197  $                $
Proxy Committee [        $71,792 Donald
]Member                  Spiro $0 $167
                         $3,625 $64,080} [$
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Pauline Trigere          $                                   $]

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clayton K. Yeutter        {$0 $340 $31,982                   $
Proxy Committee [        $71,792 No
]Member                  trustee fee
                         expenses were
                         accrued to the
                         Fund during its
                         last fiscal year
                         for any Trustee.}
                         [$
---------------------------------------------------------------------------------
__________________]
{Estimated  annual  retirement  benefits  paid at  retirement  is  based  on a straight  life  payment  plan  election.  The  amount for Mr.  Galli  includes
$14,818 for serving as a trustee or director of 10 Oppenheimer  funds that are not  Board  I  Funds.  }[1  Aggregate  compensation  includes  fees,  deferred compensation, if any, and retirement plan benefits accrued for a Director. ]
{Includes  $97,126  for Mr.  Galli for  serving as trustee or  director  of 10
Oppenheimer funds that are not Board I Funds.} [2  For the 2000 calendar year.
3 Calendar year 2000 include  compensation  received from the  Oppenheimer New
York, Quest and Rochester funds.
4 Includes $___ deferred under Deferred Compensation Plan described below.
5 Includes $___ deferred under Deferred Compensation Plan described below.]

      |X|  Retirement  Plan for  Trustees.  The Fund has adopted a  retirement plan that  provides for payments to retired  Trustees.  Payments are up to 80%
of the average  compensation  paid during a {Trustee's}  [Trustee's]  five (5)
years of service in which the highest  compensation  was  received.  A Trustee must  serve  as  trustee  for  any of the  {Board  I  Funds}  [New  York-based
Oppenheimer  funds] for at least  fifteen  (15) years to be  eligible  for the
maximum  payment.  Each  {Trustee's}   [Trustee's]  retirement  benefits  will
depend on the amount of the {Trustee's}  [Trustee's]  future  compensation and length  of  service.  [Therefore  the  amount  of  those  benefits  cannot  be determined  at this time,  nor can we estimate the number of years of credited service that will be used to determine those benefits.]

      |X|  Deferred  Compensation  Plan for  Trustees.  The Board of  Trustees
has  adopted a Deferred  Compensation  Plan for  disinterested  trustees  that enables them to elect to defer  receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan, the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount  paid to the  Trustee  under the plan will be  determined based upon the performance of the selected funds.

      Deferral  of  {Trustees'}  [Trustees']  fees  under  the  plan  will not materially affect the {Fund's} [Fund's] assets,  liabilities or net income per share.  The plan will not  obligate  the Fund to retain  the  services  of any
Trustee  or to pay  any  particular  level  of  compensation  to any  Trustee.
Pursuant to an Order issued by the  Securities  and Exchange  Commission,  the
Fund may invest in the funds  selected by the Trustee  under the plan  without shareholder  approval for the limited  purpose of determining the value of the
{Trustee's} [Trustee's] deferred fee account.

      |X| Major  Shareholders.  As of  {November 5,  2002}[__________,  2001],
the only  persons  who owned of  record  or who were  known by the Fund to own beneficially 5% or more of the {Fund's} [Fund's]  outstanding Class A, Class B or Class C shares were:

{MLPF & S for the sole benefit of its customers, Attn: Fund Admn/#97HF6,  4800
Deer Lake Dr. E., FL 3,  Jacksonville,  FL 32246-6484,  which owned 428,074.07
Class C shares (9.00% of the Class C shares then outstanding).}

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics.  The Fund,  the Manager and the  Distributor  have a
Code of  Ethics.  It is  designed  to detect  and  prevent  improper  personal trading  by  certain  employees,  including  portfolio  managers,  that  would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons  include  persons with  knowledge of the  investments  and  investment intentions  of the Fund and other funds  advised by the  Manager.  The Code of
Ethics  does  permit  personnel  subject to the Code to invest in  securities, including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the  Fund's  registration  statement filed with the  Securities  and  Exchange  Commission  and can be reviewed and copied at the SEC's Public  Reference Room in Washington,  D.C. You can obtain information  about the hours of  operation  of the  Public  Reference  Room by calling  the SEC at  1-202-942-8090.  The Code of Ethics can also be viewed as part of the Fund's  registration  statement on the SEC's EDGAR database at the
SEC's   {internet   website   at   www.sec.gov}    [Internet   web   site   at
http://www.sec.gov].  Copies may be obtained,  after paying a duplicating fee, by electronic request at the following E-mail address:  publicinfo@sec.gov[.], or by  writing  to  the  SEC's  Public  Reference  Section,  Washington,  D.C.
20549-0102.

      |X|  The   Investment   Advisory   Agreement.   The   Manager   provides
investment  advisory and  management  services to the Fund under an investment advisory  agreement  between  the Manager  and the Fund.  The Manager  selects securities for the Fund's portfolio and handles its day-to day business. [

      ]The portfolio  {managers}  [manager] of the Fund {are} [is] employed by the {Manager}  [manager] and {are} [is] the {persons}  [person] who {are} [is]
principally   responsible   for  the  day-to-day   management  of  the  Fund's
[investment]   portfolio.   Other  members  of  the   Manager's   Fixed-Income
Portfolio Team provide the portfolio  {managers} [manager] with [research and]
counsel {in and support} in managing the Fund's {portfolio.} [investments.]

      {The investment  advisory} [That] agreement requires the Manager, at its expense,  to provide  the Fund with  adequate  office  space,  facilities  and equipment.  It  also  requires  the  Manager  to  provide  and  supervise  the activities of all  administrative  and clerical  personnel required to provide effective  [corporate]  administration  for the Fund.  Those  responsibilities include the  compilation and maintenance of records with respect to {its} [the
Fund's]  operations,  the  preparation  and filing of specified  reports,  and
[the]   composition  of  proxy  materials  and  registration   statements  for
continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory  agreement.  The advisory  agreement  lists examples of expenses paid by the  Fund.  The  major  categories  relate  to  interest,  taxes,  fees  to disinterested  Trustees,  legal and audit  expenses,  custodian  and  transfer agent  expenses,  share  issuance  costs,  certain  printing and  registration
costs,   brokerage   commissions,   and  non-recurring   expenses,   including
litigation  cost.  The  management  fees paid by the Fund to the  Manager  are calculated at the rates described in the Prospectus,  which are applied to the assets  of the  Fund as a  whole.  The fees  are  allocated  to each  class of
shares  based  upon  the  relative   proportion   of  the  Fund's  net  assets
represented  by that  class.  The  management  fees  paid  by the  Fund to the
Manager  during  {the  Fund's}  [its] last  three (3) fiscal  years are listed below.

---------------------------------------------------------------------------------
                                                        Management Fee Paid to
      Fiscal Year                 Management Fee        OppenheimerFunds, Inc.
      {Ended} [Ending] 7/31 (Without Voluntary Waiver)       (after waiver)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
[1999                       $609,168                   $578,710
$230,723
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]2000                       $565,820                   $515,101
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
2001                         {$718,004 N/A 2002} [$    $]
---------------------------------------------------------------------------------
      [
      ]The investment ad{
      }visory  agreement  states that in the  absence of willful  misfeasance, bad faith,  gross  negligence in the  performance of its duties[,] or reckless disregard  for its  obligations  and  duties  under  the  investment  advisory agreement,  the  Manager is not liable for any loss  [sustained]  by reason of any  investment  of the Fund assets made with due care and in good faith.  The agreement  permits  the  Manager to act as  investment  adviser  for any other
person,    firm   or    corporation.    The   Manager   can   use   the   name
{"Oppenheimer"}["Oppenheimer"]  in connection with other investment  companies
for  which  it  or  an  affiliate  is  the   investment   adviser  or  general
distributor.  If the Manager shall no longer act as investment  adviser to the
Fund,  the Manager can  withdraw  its  permission  to the Fund to use the name
{"Oppenheimer"}["Oppenheimer"] as part of its name.

{Annual  Approval of Investment  Advisory  Agreement.  Each year, the Board of
Trustees,  including a majority of the  Independent  Trustees,  is required to approve the  renewal of the  investment  advisory  agreement.  The  Investment
Company  Act  requires  that the Board  request and  evaluate  and the Manager provide such information as may be reasonably  necessary to evaluate the terms of the  investment  advisory  agreement.  The  Board  employs  an  independent consultant  to prepare a report that provides  such  information  as the Board requests for this purpose.

The Board also  receives  information  about the 12b-1  distribution  fees the
Fund pays.  These  distribution  fees are reviewed and approved at a different time of the year.

The Board  reviewed the foregoing  information  in arriving at its decision to renew the  investment  advisory  agreement.  Among  other  factors,  the Board considered:
The nature,  cost,  and quality of the  services  provided to the Fund and its shareholders;
The profitability of the Fund to the Manager;
The  investment  performance  of the  Fund in  comparison  to  regular  market indices;
Economies of scale that may be available to the Fund from the Manager;
Fees paid by other mutual funds for similar services;
The value and quality of any other  benefits or services  received by the Fund from its relationship with the Manager; and
The direct and indirect  benefits the Manager  received from its  relationship with the Fund.  These included  services  provided by the  Distributor and the
Transfer Agent, and brokerage and soft dollar  arrangements  permissible under
Section 28(e) of the Securities Exchange Act.

The Board  considered  that the  Manager  must be able to pay and retain  high quality  personnel at competitive  rates to provide  services to the Fund. The
Board also considered that maintaining the financial  viability of the Manager is important  so that the Manager will be able to continue to provide  quality services to the Fund and its  shareholders  in adverse  times.  The Board also considered  the  investment  performance  of other mutual funds advised by the
Manager.  The Board is aware  that  there are  alternatives  to the use of the
Manager.

These  matters  were also  considered  by the  Independent  Trustees,  meeting separately  from the  full  Board  with  experienced  Counsel  to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the  Manager  within the  meaning  and intent of the SEC Rules  regarding  the independence of counsel.

In  arriving  at a  decision,  the Board did not  single out any one factor or group of factors as being more important  than other  factors,  but considered all  factors  together.  The Board  judged  the terms  and  conditions  of the investment  advisory  agreement,  including  the  investment  advisory fee, in light of all of the surrounding circumstances. }

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the Manager  under the  investment  advisory  agreement  is to buy and sell portfolio  securities for the Fund. The investment  advisory  agreement allows the Manager to use  broker-dealers to effect the {Fund's}  [Fund's]  portfolio
transactions.   Under  the   agreement,   the   Manager   may   employ   those
broker-dealers (including  {"affiliated"}["affiliated"]  brokers, as that term is  defined  in the  Investment  Company  Act)  that,  in the  Manager's  best judgment  based on all relevant  factors,  will implement the Fund's policy to obtain, at reasonable  expense,  the {"best  execution"}["best  execution"] of portfolio  transactions.  "Best  execution"  refers  to  prompt  and  reliable execution at the most favorable  price  obtainable.  The Manager need not seek competitive  commission bidding.  However, the Manager is expected to minimize the commissions  paid to the extent  consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement,  the Manager may select brokers that provide  brokerage and/or research services for the Fund and/or the other
accounts   over  which  the  Manager  or  its   affiliates   have   investment
discretion.  The  commissions  paid to such brokers may be higher than another
qualified   broker  would   charge,   if  the  Manager   makes  a  good  faith
determination  that the  commission is fair and  reasonable in relation to the services  provided.  Subject  to those  other  considerations,  as a factor in selecting brokers for the Fund's portfolio transactions,  the Manager may also consider sales of shares of the Fund and other  investment  companies  managed by the Manager or its affiliates.

Brokerage   Practices   Followed  by  the  Manager.   The  Manager   allocates
brokerage for the Fund subject to the  provisions of the  investment  advisory agreement  and  the  procedures  and  rules  described  above.  Generally  the
{Manager's}    [Manager's]   portfolio   traders   allocate   brokerage   upon
recommendations  from  the  {Manager's}  [Manager's]  portfolio  managers.  In certain  instances,  portfolio managers may directly place trades and allocate brokerage.  In either case,  the Manager's  executive  officers  supervise the allocation of brokerage.

      Most   securities   purchases   made  by  the  Fund  are  in   principal
transactions  at net prices.  The Fund usually deals directly with the selling or  purchasing  principal or market maker  without  incurring  charges for the services  of a broker on its  behalf  unless  the  Manager  determines  that a better price or  execution  may be obtained by using the services of a broker.
Therefore,  the Fund does not incur  substantial  brokerage  costs.  Portfolio securities  purchased  from  underwriters  include a commission  or concession paid  by  the  issuer  to  the  underwriter  in the  price  of  the  security.
Portfolio  securities  purchased from dealers include a spread between the bid and asked price.

      The  Fund  seeks  to  obtain  prompt  execution  of  orders  at the most favorable net prices. In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction in the investment  to which the option  relates.  Other funds  advised by the Manager have investment  objectives and policies  similar to those of the Fund.  Those other funds may purchase or sell the same  securities  as the Fund at the same time as the Fund,  which could affect the supply and price of the  securities.
When possible,  the Manager tries to combine  concurrent orders to purchase or sell  the  same  security  by more  than one of the  accounts  managed  by the
Manager or its affiliates.  The  transactions  under those combined orders are averaged as to price and  allocated  in  accordance  with the purchase or sale orders actually placed for each account.

      The  investment  advisory  agreement  permits  the  Manager to  allocate
brokerage  for  research  services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the advisory  accounts of the  Manager  and  its  affiliates.  Investment  research  received  by the
Manager for the  commissions  paid by those other  accounts may be useful both to the  Fund  and one or  more of the  Manager's  other  accounts.  Investment research  services  may be  supplied  to the  Manager by a third  party at the instance of a broker  through  which  trades are placed.  Investment  research
services  include  information  and  analyses  on  particular   companies  and
industries  as well as market  or  economic  trends  and  portfolio  strategy, market quotations for portfolio  evaluations,  information  systems,  computer hardware  and  similar  products  and  services.  If a research  service  also assists the Manager in a  non-research  capacity (such as bookkeeping or other
administrative  functions),   then  only  the  percentage  or  component  that
provides assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

      The Board of Trustees has  permitted the Manager to use  commissions  on fixed-price  offerings to obtain research,  in the same manner as is permitted for  agency  transactions.  The  Board  permits  the  Manager  to  use  stated
commissions on secondary  fixed-income agency trades to obtain research if the broker  represents to the Manager  that:  (i) the trade is not from or for the
{broker's}  [broker's]  own  inventory,  (ii) the  trade was  executed  by the broker on an agency  basis at the  stated  commission,  and (iii) the trade is not a riskless principal transaction.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplement  the research  activities of the Manager.  That  research  provides additional  views and comparisons for  consideration  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either
held  in  the  {Fund's}  [Fund's]   portfolio  or  are  being  considered  for
purchase.  The  Manager  provides  information  to the Board of the Fund about the commissions paid to brokers furnishing  research  services,  together with
the   {Manager's}   [Manager's]   representation   that  the  amount  of  such
commissions was reasonably related to the value or benefit of such services.

Distribution and Service Plans

The Distributor.  Under its General {Distributor's}  [Distributor's] Agreement
with the Fund,  the  Distributor  {whose  primary  address  is P.O.  Box 5270,
Denver,  CO.,  80127  acts  as the  Fund's}  [acts  as the  Fund's]  principal underwriter  in the  continuous  public  offering of the different  classes of
shares  of  the  Fund.   {The   Distributor   bears  the   expenses   normally
attributable  to sales,  including  advertising  and the cost of printing  and mailing  prospectuses  other than those  furnished to existing  shareholders.}
The  Distributor  is not  obligated  to  sell a  specific  number  of  shares.
Expenses normally attributable to sales are borne by the Distributor.

      The {sales  charges  and  concessions}  [compensation]  paid to{,} [(]or retained  by{,}[)] the Distributor  from the sale of shares {during the Fund's three most recent  fiscal years,  and the  contingent  deferred  sales charges retained by the  Distributor}  [or] on the redemption of shares {for the three most recent  fiscal years are shown in the tables} [is discussed in the table]
below:

 ------------------------------------------------------------------------------

          Aggregate     Class A      Concessions    Concessions  Concessions
 Fiscal   Front-End     Front-End    on Class A     on Class B   on Class C
 Year     Sales         Sales        Shares         Shares       Shares
 Ended    Charges on    Charges      Advanced by    Advanced by  Advanced by
 7/31:    Class A       Retained by  Distributor1   Distributor1 Distributor1
          Shares        Distributor*
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
  {2000     $242,377      $53,861       $25,160       $259,090      $20,197
 $
 281,206
 $
 53,378
 $ 8,876
 $
 250,985
 $
 30,866
 2001 $
 872,799
 $169,241
 $32,186
 $1,334,305
 $124,243
 2002}
  [1999
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2000     $281,206      $53,378        $8,876       $250,985      $30,866
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2001         $            $             $             $            $]
 ------------------------------------------------------------------------------
1.    The  Distributor  advances  concession  payments  to dealers for certain sales of Class A shares  and for sales of Class B and  Class C shares  from its own resources at the time of sale.[
]* Includes amounts retained by a broker-dealer that is an {
}affiliate or a parent of the {Distributor} [distributor].

 ------------------------------------------------------------------------------

             Class A Contingent   Class B Contingent    Class C Contingent
 Fiscal      Deferred Sales       Deferred Sales        Deferred Sales
 Year  Ended Charges Retained by  Charges Retained by   Charges Retained by
 7/31:       Distributor          Distributor           Distributor
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
  {2000 N/A          N/A                    $                     $
   $80,345
   $4,406
    2001
  $24,363 $
   68,718
   $21,866
   2002 $
    3,889
 $120,115 $
   8,974 }
    [2001
 ------------------------------------------------------------------------------
]
      For additional  information about  distribution of the {Fund's} [Fund's]
shares,     including     fees    and     expenses,     please     refer    to
{"Distribution}["Distribution] and Service {Plans."} [Plans."]

Distribution  and Service  Plans.  The Fund has adopted a Service Plan for its
Class A shares and  Distribution and Service Plans for its Class B and Class C
shares  under Rule 12b-1 of the  Investment  Company  Act.  Under those plans,
the  Fund  makes  payments  to  the   Distributor   in  connection   with  the
distribution  and/or  servicing of the shares of the  particular  class.  Each plan  has  been  approved  by a vote of the  Board of  Trustees,  including  a
{majority} [mjaority] of the Independent Trustees,2 cast   in   person   at  a
meeting called for the purpose of voting on that plan.

      Under the plans{,} the Manager and the  Distributor  {may make  payments to  affiliates  and}[,]  in their sole  discretion,  from time to time may use their own  resources  (at no  direct  cost to the  Fund) to make  payments  to
brokers,   dealers  or  other  financial  institutions  for  distribution  and administrative  services  they  perform.  The Manager may use profits from the advisory fee it receives from the Fund. The  Distributor  and the Manager may, in their sole  discretion,  increase or decrease  the amount of payments  they make to plan recipients from their own resources.

      Unless a plan is terminated as described  below,  the plan  continues in effect from year to year, but only if the {Fund's}  [Fund's] Board of Trustees and its  Independent  Trustees  specifically  vote  annually  to  approve  its continuance.  Approval  must be by a vote cast in  person at a meeting  called for the purpose of voting on  continuing  the plan.  A plan may be  terminated at any time by the vote of a majority  of the  Independent  Trustees or by the vote  of  the  holders  of  a  {"majority"}["majority"]  (as  defined  in  the
Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments  to a plan.  An  amendment  to  increase  materially  the amount of payments to be made under the plan must be approved by  shareholders of the class affected by the amendment.  Because Class B shares  automatically convert  into  Class A shares  after six (6) years,  the Fund must  obtain the approval  of both Class A and Class B  shareholders  for an  amendment  to the
Class A plan that would  materially  increase  the amount to be paid under the plan.  The  approval  must be by a  "majority"  (as defined in the  Investment
Company Act) of the shares of each class, voting separately by class.

      While the plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports  on the  plans to the  {Fund's}  [Fund's]  Board of
Trustees at least  quarterly  for its review.  The  reports  shall  detail the amount  of all  payments  made  under a plan and the  purpose  for  which  the payments  were made.  Those  reports are subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty.

      Each  plan  states  that  while  it  is  in  effect,  the  selection  or replacement  and  nomination  of  those  Trustees  of the  Fund  who  are  not
{"interested  persons"}["interested  persons"] of the Fund is committed to the discretion of the  Independent  Trustees.  This provision does not prevent the involvement of others in the selection and  nomination  process as long as the final  decision as to selection or nomination is approved by a majority of the
Independent Trustees.

      Under  the  plans,  no  payment  will be made  to any  recipient  in any quarter in which the  aggregate net asset value of all Fund shares held by the recipient for itself and its customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the {Fund's}  [Fund's]
Independent  Trustees.  Initially,  the Board of Trustees  has set the fees at the maximum rate allowed  under the plans and has set no minimum  asset amount needed to qualify for payments.

      |_| Class A Service  Plan  Fees.  Under  the Class A service  plan,  the
Distributor  currently uses the fees it receives from the Fund to pay brokers,
dealers  and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The services  include, among  others,  answering  customer  inquiries  about the Fund,  assisting  in establishing  and  maintaining  accounts  in the  Fund,  making  the  {Fund's}
[Fund's]  investment  plans  available  and  providing  other  services at the request of the Fund or the  Distributor.  The  Distributor  makes  payments to plan  recipients  quarterly  at an  annual  rate  not to  exceed  0.15% of the average  annual net assets of Class A shares  held in  accounts of the service providers or their customers.

      For the fiscal year ended July 31,  {2002}  [2001],  payments  under the
Plan for Class A shares totaled  {$173,390}  [$______],  all of which was paid by the  Distributor to recipients.  That included  {$11,549}  [$_____] paid to an affiliate of the  Distributor.  Any  unreimbursed  expenses the Distributor incurs  with  respect  to  Class A  shares  for  any  fiscal  year  may not be recovered in subsequent  years. The Distributor may not use payments  received under the Class A plan to pay any of its interest expenses,  carrying charges, other financial costs, or allocation of overhead.

|_|   Class B and Class C Service and Distribution Plans.

      Under each plan,  service fees and distribution fees are computed on the average of the net asset value of shares in the respective  class,  determined as of the close of each regular  business  day during the period.  The Class B and Class C plans  provide for the  Distributor  to be  compensated  at a flat rate, whether the {Distributor's}  [Distributor's]  distribution  expenses are more or less than the  amounts  paid by the Fund under the plans  during  that period.  The types of  services  that  recipients  provide for the service fee are similar to the services provided under Class A plans described above.

      The Class B and Class C plans permit the  Distributor to retain both the asset-based  sales charges and the service fee on shares or to pay  recipients the service fee on a quarterly  basis,  without payment in advance.  The types of  services  that  recipients  provide for the service fee are similar to the services  provided  under  Class  A plans  described  above.  The  Distributor presently  intends to pay  recipients  the  service fee on Class B and Class C shares in advance  for the first year the  shares are  outstanding.  After the first year shares are outstanding,  the Distributor  makes payments  quarterly on those  shares.  The  advance  payment  is based on the net  asset  value of shares  sold.  Shares  purchased  by  exchange  do not  qualify for an advance service  fee  payment.  If Class B or Class C shares are  redeemed  during the first year after their  purchase,  the  recipient of the service fees on those shares will be  obligated to repay the  Distributor  a pro rata portion of the advance payment made on those shares.

      The  Distributor  retains  the  asset-based  sales  charge  on  Class  B shares.  The  Distributor  retains  the  asset-based  sales  charge on Class C shares  during  the  first  year  the  shares  are  outstanding.  It pays  the asset-based  sales  charge as an ongoing  concession  to the dealer on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the  Distributor  will pay the Class B and/or  Class C service fees and the asset-based  sales charge to the dealer quarterly in lieu of paying  the sales  concession  and  service  fee in  advance at the time of purchase.

      The  asset-based  sales  charge  on Class B and  Class C  shares  allows investors to buy shares  without a front-end  sales charge while  allowing the
Distributor   to   compensate    dealers   that   sell   those   shares.   The
{Distributor's}  [Distributor's]  actual expenses in selling Class B and Class
C shares may be more than the payments it receives  from  contingent  deferred sales  charges  collected  on  redeemed  shares  and from the Fund  under  the plans.  The Fund pays the asset-based  sales charge to the Distributor for its services  rendered in  distributing  Class B and Class C shares.  The payments are made to the Distributor in recognition that the Distributor:

|_|   pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
|_|   may  finance  payment of sales  concessions  and/or  the  advance of the service fee payment to recipients  under the plans,  or may provide such financing from its own resources or from the resources of an affiliate,
|_|   employs  personnel  to  support  distribution  of  Class  B and  Class C shares, [and]
|_|   bears  the  costs  of sales  literature,  advertising  and  prospectuses
      (other than those  furnished to current  shareholders)  and state {"blue sky"}["blue  sky"]  registration  fees and  certain  other  distribution expenses[.]{,
may not be able to adequately  compensate  dealers that sell Class B and Class
      C shares  without  receiving  payment  under the plans and therefore may not be able to offer such Classes for sale absent the plans, receives  payments  under  the  plans  consistent  with the  service  fees and asset-based  sales  charges  paid by other  non-proprietary  funds  that charge 12b-1 fees,
may  use  the  payments  under  the  plan  to  include  the  Fund  in  various third-party  distribution  programs  that  may  increase  sales  of Fund shares,
may  experience  increased  difficulty  selling the Fund's  shares if payments under the plan are  discontinued  because  most  competitor  funds  have plans that pay dealers for  rendering  distribution  services as much or more than the amounts currently being paid by the Fund, and may not be able to continue  providing,  at the same or at a lesser cost,  the same quality distribution sales efforts and services,  or to obtain such services  from  brokers and  dealers,  if the plan  payments  were to be discontinued.

When  Class B and  Class C  shares  are  sold  without  the  designation  of a broker-dealer,  the  Distributor  is  automatically  designated  as  the broker-dealer  of record.  In those cases,  the Distributor  retains the service  fee and  asset-based  sales  charge paid on Class B and Class C shares.}
      If either  the Class B or Class C plan is  terminated  by the Fund,  the
Board of Trustees may allow the Fund to continue  payments of the  asset-based sales charge to the  Distributor for  distributing  shares before the plan was terminated.  [The Class B plan allows for the  carry-forward  of  distribution expenses,  to be recovered from asset-based sales charges in subsequent fiscal periods.]

 -------------------------------------------------------------------------------
 Distribution  Fees Paid to the  Distributor in the Fiscal Year Ended {7/31/02}
 [7/31/01]
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class:     Total Payments   Amount Retained  Distributor's    Distributor's
                                              Aggregate        Unreimbursed
                                              Unreimbursed     Expenses as %
                                              Expenses Under   of Net Assets
            Under Plan       by Distributor   Plan             of Class
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class B     {$680,767       $                $                       %
            $632,581
            $3,757,233
            3.72% Class C
            Plan $299,263
            $208,395 $
            464,212 0.98% }
 Plan       [$
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class C    $                $                $                       %
 Plan
 -------------------------------------------------------------------------------
]
      All  payments  under the Class B and  Class C plans are  subject  to the limitations  imposed  by the  Conduct  Rules of the  National  Association  of
Securities Dealers,  Inc. on payments of asset-based sales charges and service fees to NASD members.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to
illustrate       its       performance.        These       terms       include
{"standardized}["standardized]  yield, {" "tax}["  "tax]-equivalent  yield, {"
"dividend}["  "dividend] yield, {" "average}["  "average] annual total return,
{" "cumulative}["  "cumulative] total return, {" "average}["  "average] annual total return at net asset  {value"}  [value"] and  {"total}["total]  return at net asset  {value."}  [value."] An explanation of how yields and total returns are  calculated  is  set  forth  below.  The  charts  below  show  the  Fund's performance  during its most recent  fiscal year end.  You can obtain  current
performance   information   by   calling   the   Fund's   Transfer   Agent  at
{1.800.225.5677}   [1-800-525-7048]   or  by  visiting  the   OppenheimerFunds
Internet    {website    at    www.oppenheimerfunds.com.}    [web    site    at
http://www.oppenheimerfunds.com.]
      {The Fund's}  [The  Fund's]  illustrations  of its  performance  data in
advertisements   must  comply  with  rules  of  the  Securities  and  Exchange
Commission.  Those rules  describe the types of  performance  data that may be used and how it is to be  calculated.  In general,  any  advertisement  by the
Fund of its  performance  data must include the average  annual total  returns for the  advertised  class of shares of the Fund.  Those returns must be shown for the 1, 5 and 10-year  periods (or the life of the class,  if less)  ending as of the most recently  ended  calendar  quarter prior to the  publication of the  advertisement  (or its  submission  for  publication).  Certain  types of yields may also be shown,  provided that they are  accompanied by standardized average annual total returns.

      Use of  standardized  performance  calculations  enables an  investor to compare the {Fund's}  [Fund's]  performance to the  performance of other funds for the same  periods.  However,  a number of  factors  should  be  considered before  using the Fund's  performance  information  as a basis for  comparison with other investments:
      |_| Yields and total returns  measure the  performance of a hypothetical account in the Fund over various  periods and do not show the  performance  of each  shareholder's  account.  Your account's  performance  will vary from the model  performance  data if your dividends are received in cash, or you buy or sell shares during the period,  or you bought your shares at a different  time and price than the shares used in the model.
      |_| The Fund's  performance  returns  {may} [do] not  reflect the effect of taxes on distributions.
      |_| An  investment  in the Fund is not  insured by the FDIC or any other government agency.
      |_| The principal  value of the Fund's shares,  and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.
      |_|  Yields  and total  returns  for any  given  past  period  represent historical performance  information and are not, and should not be considered, a prediction of future yields or returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because of the different  kinds of expenses  each class bears.  The yields and total  returns  of each  class of  shares of the Fund are  affected  by market conditions,  the  quality of the Fund's  investments,  the  maturity  of those investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X| Yields.  The Fund uses a variety of different  yields to  illustrate its current  returns.  Each class of shares  calculates  its yield  separately because of the different expenses that affect each class.

      |_|  Standardized   Yield.  The   {"standardized   yield"}["standardized
yield"]  (sometimes  referred to just as  {"yield")}["yield")]  is shown for a class of  shares  for a stated  thirty  (30) day  period.  It is not  based on actual  distributions  paid by the Fund to shareholders in the thirty (30) day period,  but is a hypothetical yield based upon the net investment income from
the  {Fund's}  [Fund's]   portfolio   investments  for  that  period.  It  may
therefore  differ from the {"dividend  yield"}["dividend  yield"] for the same class of shares, described below.

      Standardized  yield is calculated using the following  formula set forth in rules  adopted by the  Securities  and  Exchange  Commission,  designed  to assure uniformity in the way that all funds calculate their yields:

------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------
      The symbols above represent the following factors:
      a =  dividends and interest earned during the thirty (30) day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the  average  daily  number  of shares  of that  class  outstanding during the thirty  (30) day period  that were  entitled  to receive dividends.
      d =  the maximum  offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The  standardized  yield for a  particular  thirty  (30) day  period may differ  from the yield for other  periods.  The SEC formula  assumes  that the standardized  yield for a thirty (30) day period occurs at a constant rate for a six (6)  month  period  and is  annualized  at the end of the six (6)  month period.  Additionally,  because  each class of shares is subject to  different expenses,  it is likely that the standardized  yields of the {Fund's} [Fund's]
classes of shares will differ for any thirty (30) day period.

      |_| Dividend  Yield.  The Fund may quote a {"dividend  yield"}["dividend yield"]  for  each  class  of its  shares.  Dividend  yield  is  based  on the dividends  paid on a class of shares  during the actual  dividend  period.  To calculate  dividend  yield,  the dividends of a class declared during a stated
period  are added  together,  and the sum is  multiplied  by  twelve  (12) (to annualize  the yield) and  divided by the maximum  offering  price on the last day of the dividend period.  The formula is shown below:

            Dividend  Yield  =  dividends  paid  {during   monthly  period}  x
12/maximum offering price (payment date)

      The  maximum  offering  price for Class A shares  includes  the  current maximum  initial  sales  charge.  The maximum  offering  price for Class B and
Class C shares  is the net asset  value per  share,  without  considering  the effect of contingent  deferred sales  charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

      |_|   Tax-Equivalent   Yield.  The   {"tax-}["tax-]equivalent   {yield"}
[yield"]  of a class of shares is the  equivalent  yield that would have to be earned on a taxable  investment to achieve the after-tax  results  represented
by  the  Fund's   tax-equivalent  yield.  It  adjusts  the  {Fund's}  [Fund's]
standardized  yield, as calculated  above, by a stated Federal tax rate. Using different tax rates to show  different tax equivalent  yields shows  investors in different tax brackets the tax equivalent  yield of the Fund based on their own tax bracket.

      The  tax-equivalent  yield is based on a thirty (30) day period,  and is computed by dividing the tax-exempt  portion of the {Fund's}  [Fund's] current yield  (as  calculated  above)  by one minus a stated  income  tax  rate.  The result  is added to the  portion  (if any) of the  {Fund's}  [Fund's]  current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to  compare  the tax  effects  of income  derived from the Fund with income from taxable  investments at the tax rates  stated.  Your tax  bracket  is  determined  by your  Federal  and state taxable  income (the net amount  subject to Federal and state income tax after deductions and exemptions).  The  tax-equivalent  yield table assumes that the investor is taxed at the highest  bracket,  regardless  of whether a switch to non-taxable investments would cause a lower bracket to apply.

---------------------------------------------------------------------------------

       The Fund's Yields for the 30-Day Periods Ended {7/31/02} [7/31/01]
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                           Tax-Equivalent Yield
               Standardized Yield      Dividend Yield       {(40.81%}[(41.29%]
                                                                 Combined
Class of                                                   Federal/Pennsylvania
Shares                                                         Tax Bracket)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
             Without    [           Without    [          Without     [
             Sales      ]After      Sales      ]After     Sales       ]After
             Charge     Sales       Charge     Sales      Charge      Sales
                        Charge                 Charge                 Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A       {5.81%              %          %          %           %         %]
             5.53%
             6.05%
             5.76%
             9.82%
               9.34%}[%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B                         N/A                   N/A  {8.51%}[%]        N/A
             {5.04%}[%]             {5.30%}[%]
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C                         N/A                   N/A  {8.51%}[%]        N/A
             {5.04%}[%]             {5.31%}[%]
---------------------------------------------------------------------------------

      |X|  Total  Return  Information.  There  are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten
(10) years).  An average  annual total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average annual total returns do not show actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC.  The methodology is discussed below.

      In  calculating  total returns for Class A shares,  the current  maximum sales  charge of 4.75% (as a  percentage  of the  offering  price) is deducted from  the  initial  investment  {("P")}[("P")]  (unless  the  return  is shown without  sales charge,  as described  below).  For Class B shares,  payment of the applicable  contingent deferred sales charge is applied,  depending on the period  for which the  return is shown:  5.0% in the first  year,  4.0% in the second year, 3.0% in the third and fourth years,  2.0% in the fifth year, 1.0%
in the sixth year and none thereafter.  For Class C shares,  the 1% contingent deferred sales charge is deducted for returns for the one (1) year period.

      |_| Average Annual Total Return. The  {"average}["average]  annual total
{return"}  [return"]  of each class is an average  annual  compounded  rate of return  for  each  year in a  specified  number  of  years.  It is the rate of return based on the change in value of a  hypothetical  initial  investment of
$1,000  {("P"}[("P"]  in  the  formula  below)  held  for a  number  of  years
{("n")}[("n")] to achieve an Ending Redeemable Value  {("ERV"}[("ERV"]  in the formula) of that investment, according to the following formula:

{Average  Annual Total Return  (After  Taxes on  Distributions).  The "average annual total return  (after taxes on  distributions)"  of Class A shares is an average annual  compounded rate of return for each year in a specified  number of years,  adjusted to show the effect of federal taxes  (calculated using the highest  individual  marginal  federal  income  tax  rates  in  effect  on any reinvestment  date) on any distributions made by the Fund during the specified period.  It is  the  rate  of  return  based  on  the  change  in  value  of a hypothetical  initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending  value  ("ATVD" in the  formula) of that  investment,  after  taking  into  account the effect of taxes  on Fund  distributions,  but  not on the  redemption  of  Fund  shares, according to the following formula:

ATVD 1/n - 1= Average Annual Total Return (After Taxes on Distributions)  P
Average Annual Total Return (After Taxes on  Distributions  and  Redemptions).
The  "average   annual  total  return  (after  taxes  on   distributions   and
redemptions)"  of Class A  shares  is an  average  annual  compounded  rate of return  for each year in a  specified  number of years,  adjusted  to show the effect of federal  taxes  (calculated  using the highest  individual  marginal federal  income  tax  rates  in  effect  on  any  reinvestment  date)  on  any distributions  made by the Fund during the specified  period and the effect of capital gains taxes or capital loss tax benefits  (each  calculated  using the highest federal  individual capital gains tax rate in effect on the redemption date)  resulting  from the  redemption of the shares at the end of the period.
It is the rate of  return  based  on the  change  in  value of a  hypothetical initial  investment of $1,000 ("P" in the formula  below) held for a number of years  ("n" in the  formula)  to  achieve  an  ending  value  ("ATVDR"  in the formula) of that investment,  after taking into account the effect of taxes on fund  distributions  and on the  redemption  of Fund shares,  according to the following formula:

ATVDR 1/n - 1= Average Annual Total Return (After Taxes on  Distributions  and
Redemption)  P  }

------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------
      |_|  Cumulative  Total  Return.  The  {"cumulative}["cumulative]   total
{return"}   [return"]   calculation   measures   the  change  in  value  of  a
hypothetical  investment  of  $1,000  over an  entire  period  of  years.  Its calculation uses some of the same factors as average annual total return,  but it does not average the rate of return on an annual  basis.  Cumulative  total return is determined as follows:

------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------

      |_| Total  Returns  at Net Asset  Value.  From time to time the Fund may also  quote a  cumulative  or an  average  annual  total  return "at net asset value"  (without  deducting  sales  charges)  for Class A,  Class B or Class C shares.  Each is based on the  difference  in net asset value per share at the beginning  and the end of the period  for a  hypothetical  investment  in that class of shares (without  considering  front-end or contingent  deferred sales charges)  and takes into  consideration  the  reinvestment  of  dividends  and capital gains distributions.

---------------------------------------------------------------------------------

       The Fund's Total Returns for the Periods Ended {7/31/02} [7/31/01]
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          Cumulative Total              Average Annual Total Returns
             Returns (10
          years or life of
               class)
Class of
Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                      {             10-Year
                                 1-Year            }5-Year        (or life of
                                                [(or life of         class)
                                                   class)]
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without  After    Without  After   Without
          Sales    Sales    Sales    Sales    Sales    Sales    Sales   Sales
           Charge   Charge   Charge   Charge   Charge   Charge  Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A                  %1%        %        %        %       %        %
          {59.76%1
          67.73%1
          2.26%
          7.36%
          3.22%
          4.23%
          4.80%
          5.31%
          Class B
          49.91%2
          49.91%2
          1.55%
          6.55%
          3.13%
          3.46%
          4.48%2
          4.48%2
          Class C
          35.95%3
          35.95%3
          5.55%
          6.55%
          3.46%
          3.46%
          4.54%3
          4.54%3}[%1
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B         %2%2%        %        %        %      %2%2
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C         %3%3%        %       %3%3     N/A     N/A]
---------------------------------------------------------------------------------
1   Inception of Class A:     9/18/89
2   Inception of Class B:     5/3/93
3   Inception of Class C:     8/29/95

{Average Annual Total Returns for Class A Shares1 (After Sales Charge)
For the Periods Ended 7/31/02
1-Year
5-Year
10 Years  After  Taxes on  Distributions  2.26%  3.23%  4.77%  After  Taxes on
Distributions and Redemption of Fund Shares
3.73%
3.64%
4.92% 1. Inception of Class A shares: 9/18/89}

Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly  based market  index in its Annual  Report to shareholders.  You can obtain that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover of this
Statement  of   Additional   Information.   The  Fund  may  also  compare  its
performance to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

      |_|  Lipper  Rankings.  From  time to time  the  Fund  may  publish  the ranking of the  performance  of its {classes of} shares by Lipper  [Analytical
Services],  Inc.  {("Lipper")}[("Lipper")].   Lipper  is  a  widely-recognized
independent  mutual fund monitoring  service.  Lipper monitors the performance of  regulated  investment  companies,  including  the Fund,  and  ranks  their performance  for various  periods based on  categories  relating to investment objectives.  The  performance  of the Fund is  ranked by  Lipper  against  all other general  municipal debt funds,  other than money market funds, and other municipal  bond  funds.  The Lipper  performance  rankings  are based on total returns  that  include the  reinvestment  of capital  gain  distributions  and income  dividends but do not take sales  charges or taxes into  consideration.
Lipper also publishes  "peer-group"  indices of the  performance of all mutual funds in a category  that it monitors and averages of the  performance  of the funds in particular categories.

      |_|  Morningstar  Ratings  [and  Rankings].  From  time to time the Fund may  publish  the  [ranking  and/or]  star  rating of the  performance  of its classes  of shares by  Morningstar,  Inc.,  [("Morningstar")]  an  independent mutual fund  monitoring  service.  Morningstar  rates  {mutual  funds in their specialized  market  sector.  The Fund is ranked  among the  municipal  single state long} [and ranks mutual funds in broad investment  categories:  domestic stock funds,  international stock funds, taxable bond funds and municipal bond funds.  The Fund is included in the municipal bond funds] category.

      Morningstar proprietary [star] ratings reflect historical  risk-adjusted total investment  return.  {For each fund with at least a three-year  history,
Morningstar   calculates  a   Morningstar   Rating(TM)  based  on  a  Morningstar
Risk-Adjusted  Return  measure that accounts for variation in a fund's monthly performance  (including  the effects of sales charges,  loads,  and redemption fees),  placing more emphasis on downward variations and rewarding  consistent performance.  The top 10% of funds in each category  receive 5 stars, the next
22.5% receive 4 stars,  the next 35% receive 3 stars, the next 22.5% receive 2 stars,  and the bottom 10%  receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight variations in the distribution  percentages.)  The Overall  Morningstar
Rating  for a fund is  derived  from a  weighted  average  of the  performance
figures  associated  with  its  three-,   five-and  ten-year  (if  applicable)
Morningstar Rating metrics}  [Investment return measures a fund's (or class's)
one, three,  five and ten-year average annual total returns  (depending on the inception  of the fund or  class)  in excess  of  90-day  U.S.  Treasury  bill returns  after  considering  the  fund's  sales  charges  and  expenses.  Risk measures  a  fund's  (or  class's)  performance  below  ninety  (90)  day U.S.
Treasury  bill  returns.  Risk and  investment  return are combined to produce star ratings  reflecting  performance  relative to the other funds in a fund's category.  Five  stars  is  the  "highest"  rating  (top  10%  of  funds  in a category),  four  stars  is  "above  average"  (next  22.5%),  three  stars is
"average"  (next 35%), two stars is "below  average" (next 22.5%) and one star is "lowest"  (bottom 10%).  The current star rating is the fund's (or class's)
3-year  rating  or  its  combined  3-  and  5-year  rating  (weighted  60%/40%
respectively),  or its combined 3-, 5-, and 10-year rating  (weighted 40%, 30%
and  30%,  respectively),  depending  on the  inception  date of the  fund (or class). Ratings are subject to change monthly.

      The Fund may also  compare  its total  return  ranking  to that of other funds in its  Morningstar  category,  in addition to its star  ratings.  Those total return rankings are percentages  from one percent to one hundred percent and are not risk adjusted.  For example,  if a fund is in the 94th percentile, that means that 94% of the funds in the same  category  performed  better than it did].

      |_|   Performance   Rankings  and  Comparisons  by  Other  Entities  and
Publications.  From time to time the Fund may  include  in its  advertisements
and  sales  literature  performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times, the Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may include performance  quotations from other sources,  including Lipper and Morningstar.
The  performance  of the {Fund's}  [Fund's] Class A, Class B or Class C shares may be compared in  publications  to the performance of various market indices or other investments,  and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the {Fund's}  [Fund's] Class A, Class
B or Class C returns to the return on fixed-income  investments available from
banks  and  thrift  institutions.   Those  include  certificates  of  deposit,
ordinary  interest-paying  checking and savings  accounts,  and other forms of fixed or  variable  time  deposits,  and  various  other  instruments  such as
Treasury bills.  However,  the {Fund's}  [Fund's]  returns and share price are not  guaranteed or insured by the FDIC or any other agency and will  fluctuate daily,  while bank  depository  obligations may be insured by the FDIC and may provide  fixed  rates  of  return.  Repayment  of  principal  and  payment  of interest on Treasury  securities is backed by the full faith and credit of the
U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

         From  time to time the Fund may  include  in its  advertisements  and sales  literature the total return  performance  of a hypothetical  investment account that  includes  shares of the fund and other  Oppenheimer  funds.  The combined  account may be part of an illustration of an asset  allocation model or similar  presentation.  The account  performance  may combine  total return performance of the fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
   industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

------------------------------------------------------------------------------
{about your account} [ABOUT YOUR ACCOUNT]
------------------------------------------------------------------------------

How to Buy Shares

      Additional  information is presented below about the methods that can be used to buy shares of the Fund.  Appendix C contains  more  information  about
the  special  sales  charge   arrangements   offered  by  the  Fund,  and  the
circumstances  in which  sales  charges  may be reduced or waived for  certain classes of investors.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least {$50 and  shareholders  must  invest at least $500  before an
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior  to  November  1,  2002  will  remain  at $25 for
additional   purchases}  [$25].  Shares  will  be  purchased  on  the  regular business day the Distributor is instructed to initiate the Automated  Clearing
House ("ACH")  transfer to buy the shares.  Dividends  will begin to accrue on shares  purchased  with the proceeds of ACH  transfers on the business day the
Fund  receives  Federal  Funds for the purchase  through the ACH system before the close of The New York Stock  Exchange.  The  Exchange  normally  closes at
4:00  P.M.,  but may close  earlier  on certain  days.  If  Federal  Funds are received on a business  day after the close of the  Exchange,  the shares will be purchased and dividends  will begin to accrue on the next regular  business day. The  proceeds of ACH  transfers  are normally  received by the Fund three
[(3)] days after the  transfers  are  initiated.  {If the  proceeds of the ACH transfer  are not received on a timely  basis,  the  Distributor  reserves the right to cancel the  purchase  order.}  The  Distributor  and the Fund are not responsible for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As  discussed  in the  Prospectus,  a reduced  sales charge  rate may be obtained  for {Class A}  [Class A]  shares  under Right of
Accumulation  and Letters of Intent  because of the economies of sales efforts and  reduction in expenses  realized by the  Distributor,  dealers and brokers making such sales.  No sales charge is imposed in certain other  circumstances described in Appendix C to this  Statement of Additional  Information  because the Distributor or dealer or broker incurs little or no selling expenses.

      |X| Right of  Accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of Class A shares,  you and your spouse can add together:
          |_|     Class A and Class B shares you purchase for your  individual accounts{(including  IRAs and  403(b)  plans)},  or for your joint accounts,  or for trust or  custodial  accounts  on behalf of your children who are minors,
         |_|      {and
      Current}  [current]  purchases of Class A and Class B shares of the Fund and other  Oppenheimer  funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
         |_|      Class  A  and  Class  B  shares  of  Oppenheimer  funds  you previously  purchased subject to an initial or contingent deferred
            sales   charge  to  reduce  the  sales  charge  rate  for  current purchases  of Class A shares,  provided  that you still  hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust,  estate or other fiduciary  account  (including one or more employee  benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current  offering price, of the shares you previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.  The reduced sales charge will apply only to current  purchases.  You must request it when you buy shares.

      |X| The  Oppenheimer  Funds.  The  Oppenheimer  funds are  those  mutual
funds  for   which  the   Distributor   acts  as  the   distributor   [or  the
sub-distributor] and currently include the following:

Oppenheimer Bond Fund                     Oppenheimer   {Municipal   Bond}   [Main
                                          Street Growth & Income] Fund
                                          Oppenheimer   {New   Jersey   Municipal}
Oppenheimer California Municipal Fund     [Main Street Opportunity] Fund
                                          Oppenheimer  {New York Municipal}  [Main
Oppenheimer Capital Appreciation Fund     Street Small Cap] Fund
                                          Oppenheimer   {Pennsylvania   Municipal}
Oppenheimer Capital Preservation Fund     [MidCap] Fund
                                          Oppenheimer   {Quest   Balanced   Value}
Oppenheimer Capital Income Fund           [Multiple Strategies] Fund
                                          Oppenheimer    {Quest   Capital   Value}
Oppenheimer Champion Income Fund          [Municipal Bond] Fund{, Inc.}
                                           {Oppenheimer  Quest  Global Value Fund,
                                          Inc.} [OSM1 - Mercury  Advisors  S&P 500
Oppenheimer Convertible Securities Fund   Index]
                                           {Oppenheimer  Quest Opportunity  Value}
                                          [OSM1 - Mercury  Advisors  Focus Growth]
Oppenheimer Developing Markets Fund       Fund
                                          Oppenheimer  {Quest  Value  Fund,  Inc.}
Oppenheimer Disciplined Allocation Fund   [New York Municipal Fund
Oppenheimer Value Fund                    Oppenheimer New Jersey Municipal Fund]
                                          Oppenheimer  {Real Asset}  [Pennsylvania
Oppenheimer Discovery Fund                Municipal] Fund
                                           {Oppenheimer     Rochester     National
                                          Municipals}  [OSM1 - QM Active  Balanced
Oppenheimer Emerging Growth Fund          Fund]
                                          Oppenheimer   {Senior   Floating   Rate}
Oppenheimer Emerging Technologies Fund    [Quest Balanced Value] Fund
                                          Oppenheimer  {Small Cap} [Quest Capital]
Oppenheimer Enterprise Fund               Value Fund[, Inc.]
                                          Oppenheimer   {Strategic   Income   Fund
                                          Oppenheimer   Global  Fund   Oppenheimer
                                          Total   Return}   [Quest  Global  Value]
Oppenheimer Europe Fund                   Fund, Inc.
Oppenheimer [Florida Municipal Fund       Oppenheimer Quest Opportunity Value Fund
OSM1- Gartmore Millennium Growth Fund     Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund                   Oppenheimer Real Asset Fund
                                           {Oppenheimer   Trinity  Core}  [OSM1  -
Oppenheimer] Global Growth & Income Fund  Salomon Brothers Capital] Fund
                                          Oppenheimer  {Trinity  Large Cap Growth}
Oppenheimer Gold & Special Minerals Fund  [Senior Floating Rate] Fund
                                          Oppenheimer  {Trinity} [Small Cap] Value
Oppenheimer Growth Fund                   Fund
                                          Oppenheimer   {U.S.   Government  Trust}
Oppenheimer High Yield Fund               [Strategic Income Fund
Oppenheimer Intermediate Municipal Fund   Oppenheimer Total Return Fund, Inc.]
Oppenheimer International Bond Fund       Oppenheimer {Value} [Trinity Core] Fund
                                           {Limited-Term   New   York   Municipal}
Oppenheimer International Growth Fund     [Oppenheimer Trinity Value] Fund
Oppenheimer  International  Small Company
Fund                                      [Oppenheimer U.S. Government Trust
OSM1 -Jennison Growth Fund                Limited-Term New York Municipal Fund
Oppenheimer Large Cap Growth Fund         ]Rochester Fund Municipals
                                           {OSM1- Gartmore  Millennium Growth Fund
                                          II  Oppenheimer  Limited Term  Municipal
                                          Fund  OSM1  -   Jennison   Growth   Fund
                                          Oppenheimer  Main Street Growth & Income
                                          Fund  OSM1 -  Mercury  Advisors  S&P 500
                                          Index  Fund   Oppenheimer   Main  Street
                                          Opportunity    Fund   OSM1   -   Mercury
                                          Advisors  Focus Growth Fund  Oppenheimer
                                          Main  Street  Small  Cap Fund  OSM1 - QM
                                          Active Balanced Fund Oppenheimer  MidCap
                                          Fund  OSM1 -  Salomon  Brothers  All Cap
                                          Fund  Oppenheimer   Multiple  Strategies
Oppenheimer Limited-Term Government Fund  Fund  And} [
and] the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" {stands for} [is] Oppenheimer Select Managers

      There is an initial  sales  charge on the  purchase of Class A shares of each of the Oppenheimer  funds {described above} except the money market funds
{and  Oppenheimer  Senior  Floating Rate Fund}.  Under  certain  circumstances described in this Statement of Additional Information,  redemption proceeds of certain  money  market  fund  shares may be subject to a  contingent  deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you purchase  Class A shares or Class A and Class B shares of the Fund and other  Oppenheimer  funds during a 13-month period, you can reduce the sales [
]charge  rate that  applies  to your  purchases  of Class A shares.  The total amount of your  intended  purchases  of both  Class A and Class B shares  will determine  the  reduced  sales  charge  rate for the Class A shares  purchased during that period.  You can include  purchases  made up to 90 days before the date of the  Letter.{  Letters  of Intent do not  consider  Class C shares you purchase or may have purchased.}

      A Letter of Intent is an {investor's}  [investor's] statement in writing to the  Distributor of the intention to purchase Class A shares or Class A and
Class  B  shares  of  the  Fund  (and  other   Oppenheimer   funds)  during  a
{13-}[thirteen   (13)]  month   period  (the   {"Letter}["Letter]   of  Intent
{period").}  [period").] At the {investor's}  [investor's]  request,  this may include  purchases made up to {90} [ninety (90)] days prior to the date of the
Letter.  The Letter  states the  {investor's}  [investor's]  intention to make the  aggregate  amount  of  purchases  of  shares  which,  when  added  to the
{investor's}  [investor's]  holdings of shares of those  funds,  will equal or exceed the amount  specified in the Letter.  Purchases made by reinvestment of dividends or  distributions  of capital gains and purchases  made at net asset value  without sales charge do not count toward  satisfying  the amount of the
Letter.

      A Letter  enables  an  investor  to count the Class A and Class B shares purchased  under  the  Letter to  obtain  the  reduced  sales  charge  rate on purchases  of Class A shares of the Fund (and other  Oppenheimer  funds)  that applies  under the  Right of  Accumulation  to  current  purchases  of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the
[public]  offering price (including the sales charge) that applies to a single lump-sum  purchase of shares in the amount  intended to be purchased under the
Letter.

      In  submitting a Letter,  the investor  makes no  commitment to purchase shares.  However, if the {investor's}  [investor's] purchases of shares within the Letter of Intent  period,  when added to the value (at offering  price) of the  {investor's}  [investor's]  holdings  of  shares  on the last day of that period,  do not equal or exceed the  intended  purchase  amount,  the investor agrees  to pay the  additional  amount  of  sales  charge  applicable  to such purchases.  That amount is described  in  {"Terms}["Terms]  of Escrow,  {"}["]
below (those terms may be amended by the Distributor  from time to time).  The investor  agrees that  shares  equal in value to 5% of the  intended  purchase amount will be held in escrow by the  Transfer  Agent  subject to the Terms of
Escrow.   Also,  the  investor  agrees  to  be  bound  by  the  terms  of  the
Prospectus,  this Statement of Additional  Information  and the  {application}
[Application]  used for a Letter of Intent.  If those  terms are  amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the  amended  terms and that  those  amendments  will apply  automatically  to existing Letters of Intent.

      If the total eligible  purchases made during the Letter of Intent period do  not  equal  or  exceed  the  intended  purchase  amount,  the  concessions previously  paid to the  dealer of record  for the  account  and the amount of sales  charge  retained  by the  Distributor  will be  adjusted  to the  rates applicable to actual total purchases.  If total eligible  purchases during the
Letter of Intent  period  exceed the intended  purchase  amount and exceed the amount  needed to qualify for the next sales charge rate  reduction  set forth in the  Prospectus,  the  sales  charges  paid will be  adjusted  to the lower rate.  That  adjustment  will be made only if and when the  dealer  returns to the  Distributor  the excess of the amount of  concessions  allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess  concessions  returned to the Distributor  will be used to purchase  additional  shares for the {investor's}  [investor's]  account at the net  asset  value  per  share  in  effect  on the  date of such  purchase, promptly after the {Distributor's} [Distributor's] receipt thereof.

      In  determining  the total  amount  of  purchases  made  under a Letter, shares  redeemed by the  investor  prior to the  termination  of the Letter of
Intent  period will be  deducted.  It is the  responsibility  of the dealer of record  and/or  the  investor  to advise the  Distributor  about the Letter in placing  any  purchase  orders  for the  investor  during the Letter of Intent period.  All of such purchases must be made through the Distributor.

      |X|  Terms of Escrow That Apply to Letters of Intent.

      1.  Out of the initial  purchase (or subsequent  purchases if necessary)
made  pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer Agent. For example,  if the intended  purchase amount is $50,000, the escrow  shall be shares  valued in the amount of $2,500  (computed  at the
[public]  offering price adjusted for a $50,000  purchase).  Any dividends and capital  gains  distributions  on the escrowed  shares will be credited to the
{investor's} [investor's] account.

      2.  If the  total  minimum  investment  specified  under  the  Letter is completed within the  {13-}[thirteen  (13)] month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3.  If, at the end of the  {13-}[thirteen  (13)] month  Letter of Intent period the total  purchases  pursuant to the Letter are less than the intended purchase  amount  specified  in the  Letter,  the  investor  must remit to the
Distributor  an amount equal to the  difference  between the dollar  amount of sales  charges  actually paid and the amount of sales charges which would have been paid if the total amount  purchased had been made at a single time.  That sales  charge  adjustment  will  apply  to any  shares  redeemed  prior to the completion  of the  Letter.  If the  difference  in sales  charges is not paid within  twenty days after a request from the  Distributor  or the dealer,  the
Distributor  will,  within sixty days of the expiration of the Letter,  redeem the number of escrowed  shares  necessary to realize such  difference in sales charges.  Full and fractional  shares  remaining after such redemption will be released  from  escrow.  If a request is  received to redeem  escrowed  shares prior to the payment of such  additional  sales charge,  the sales charge will be withheld from the redemption proceeds.

      4.  By signing the Letter,  the  investor  irrevocably  constitutes  and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

5.    {5.} The shares  eligible for purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end  sales charge or subject to a Class
             A contingent deferred sales charge,
(b)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to a contingent deferred sales charge, and
(c)   Class A or Class B shares  acquired  by  exchange  of either (1) Class A shares of one of the other  Oppenheimer  funds that were acquired subject to a Class A initial or contingent  deferred sales charge or (2) Class B shares of one of the other  Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6.  Shares held in escrow hereunder will  automatically be exchanged for shares of another fund to which an exchange is requested,  as described in the
section  of  the  Prospectus  entitled   {"How}["How]  to  Exchange  {Shares"}
[Shares"] and the escrow will be transferred to that other fund.

Asset Builder  Plans.  {As  explained in the  Prospectus,  you must  initially establish  your account with $500.  Subsequently,  you can} [To]  establish an
Asset  Builder  Plan  to  {automatically  purchase  additional}  [buy]  shares directly  from a bank  account  {for as  little  as $50.  For  those  accounts established  prior to November 1, 2002 and which have  previously  established
Asset  Builder  Plans,  additional  purchases  will remain at $25}[,  you must enclose  a check  (the  minimum  is $25) for the  initial  purchase  with your application].  Shares  purchased  by Asset  Builder  Plan  payments  from bank accounts  are  subject to the  redemption  restrictions  for recent  purchases described in the  Prospectus.  Asset Builder Plans are available  only if your bank is an ACH member.  Asset  Builder Plans may not be used to buy shares for
OppenheimerFunds   employer-sponsored  qualified  retirement  accounts.  Asset
Builder Plans also enable  shareholders  of  Oppenheimer  Cash Reserves to use their fund  account to make  monthly  automatic  purchases  of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected on your  {application}  [Application].  Neither  the  Distributor,  the  Transfer
Agent {or} [nor] the Fund shall be  responsible  for any delays in  purchasing shares that result from delays in ACH {transmissions} [transmission].

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment or {you} [your] can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The Transfer  Agent  requires a reasonable
period   (approximately   {10}  [ten  (10)]  days)   after   receipt  of  your
instructions  to  implement  them.  The Fund  reserves  the  right  to  amend, suspend[,]  or  discontinue  offering  Asset Builder plans at any time without prior notice.

Cancellation  of Purchase  Orders.  Cancellation  of  purchase  orders for the
{Fund's}  [Fund's]  shares (for example,  when a purchase check is returned to the Fund  unpaid)  causes a loss to be  incurred  when the net asset  {values}
[value] of the {Fund's}  [Fund's] shares on the cancellation date is less than on the purchase  date.  That loss is equal to the amount of the decline in the net asset value per share  multiplied  by the number of shares in the purchase order.  The investor is  responsible  for that loss. If the investor  fails to compensate  the Fund for the loss,  the  Distributor  will do so. The Fund may reimburse  the  Distributor  for that  amount  by  redeeming  shares  from any account registered in that {investor's}  [investor's] name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an  interest in the same  portfolio of  investments  of the Fund.  However,  each class has different  shareholder  privileges and features.  The net income  attributable to Class B or Class C shares and the  dividends  payable on Class B or Class C shares will be reduced by  incremental  expenses  borne  solely by that class.
Those  expenses  include the  asset-based  sales  charges to which Class B and
Class C are subject.

      The  availability  of {different}  [three (3)] classes of shares permits
an  investor  to  choose  the  method  of  purchasing   shares  that  is  more
appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the  investor  expects to hold shares,  and other  relevant circumstances.  Class A shares  {normally} [in general] are sold subject to an initial sales  charge.  While Class B and Class C shares have no initial sales charge,  the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial  sales charge on Class A shares - to compensate  the  Distributor  and brokers,  dealers and financial  institutions  that sell shares of the Fund.  A  salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive  different  levels of compensation for selling one class of shares rather than another.

      The  Distributor  will not accept any order in the amount of $500,000 or more for Class B shares or $1  million or more for Class C shares on behalf of a single  investor (not including  dealer  {"street  name"}["street  name"] or omnibus  accounts).  That is because  generally  it will be more  advantageous for that investor to purchase Class A shares of the Fund.

      |X| Class B Conversion.  {Under  current  interpretations  of applicable federal income tax law by the Internal Revenue Service,  the} [The] conversion of Class B shares to Class A shares  after six {years is not  treated  as}[(6)
years is subject to the  continuing  availability  of a private  letter ruling from the Internal  Revenue  Service,  or an opinion of counsel or tax adviser, to the effect that the  conversion  of Class B shares does not  constitute]  a taxable event for the  shareholder{.  If those laws or the IRS  interpretation of those laws should  change}  [under  Federal income tax law. If that revenue ruling or opinion is no longer  available],  the automatic  conversion feature may be  suspended.  In that event,  no further  conversions  of Class B shares would occur while {that} [such] suspension remained in effect.  Although Class
B shares could then be  exchanged  for Class A shares on the basis of relative net asset value of the two classes,  without the  imposition of a sales charge or fee, such exchange could  constitute a taxable event for the  {shareholder}
[holder],  and absent  such  exchange,  Class B shares  might  continue  to be subject to the  asset-based  sales  charge for  longer  than six  {years.}[(6)
years years.  Shareholders  should  consult  their tax advisors  regarding the state and local tax  consequences  of the  conversion  of Class B shares  into
Class A shares, or any other conversion or exchange of shares.]

      |X|  Allocation  of  Expenses.  The Fund pays  expenses  related  to its daily  operations,  such as  custodian  fees,  {Trustees'}  [trustees']  fees, transfer agency fees,  legal fees and auditing costs.  Those expenses are paid
out  of  the  {Fund's}   [Fund's]   assets  and  are  not  paid   directly  by
shareholders.  However,  those expenses reduce the net asset {values}  [value]
of shares,  and therefore are indirectly  borne by shareholders  through their investment.

      The  methodology  for  calculating  the net asset value,  dividends  and distributions of the {Fund's}  [Fund's] share classes  recognizes two types of expenses.  General expenses that do not pertain  specifically to any one class are allocated pro rata to the shares of all classes.  The  allocation is based on the  percentage  of the Fund's  total  assets  that is  represented  by the assets of each class,  and then  equally to each  outstanding  share  within a
given  class.   Such  general   expenses  include   management  fees,   legal,
bookkeeping  and  audit  fees,  printing  and  mailing  costs  of  shareholder
reports,   Prospectuses,   Statements  of  Additional  Information  and  other
materials for current shareholders,  fees to unaffiliated Trustees,  custodian expenses,  share issuance costs,  organization  and start-up costs,  interest,
taxes  and  brokerage  commissions,   and  non-recurring   expenses,  such  as
litigation costs.

      Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution  and service plan (12b-1) fees,  transfer and shareholder  servicing agent fees and expenses[,  share registration fees]
and  shareholder  meeting  expenses (to the extent that such expenses  pertain only to a specific class).

{Account  Fees. As stated in the  Prospectus,  a $12 annual fee is assessed on any  account  valued at less than $500.  This fee will not be  assessed on the following accounts:
Accounts  that have  balances  below $500 due to the  automatic  conversion of shares from Class B to Class A shares;
Accounts  with an active  Asset  Builder  Plan,  payroll  deduction  plan or a military allotment plan;
OppenheimerFunds-sponsored   group   retirement   accounts   that  are  making
continuing purchases;
Certain  accounts  held by  broker-dealers  through  the  National  Securities
Clearing Corporation; and
Accounts that fall below the $500 threshold due solely to market  fluctuations within the 12-month period preceding the date the fee is deducted.

The fee is  automatically  deducted from  qualifying  accounts  annually on or about the second to last business day of September.  This annual fee is waived for any  shareholders  who elect to access  their  account  documents  through electronic  document  delivery  rather  than in paper  copy  and who  elect to utilize the Internet or PhoneLink as their  primary  source for their  general servicing  needs. To sign up to access account  documents  electronically  via
eDocs   Direct,   please   visit  the   Service   Center  on  our  website  at
www.oppenheimerfunds.com or call 1.888.470.0862 for instructions. }

Determination  of Net Asset  Values Per Share.  The net asset values per share of each  class  of  shares  of the  Fund  are  determined  as of the  close of business of The New York Stock  Exchange  {("the  Exchange")} on each day that the Exchange is open. {The  calculation} [It] is done by dividing the value of the  {Fund's}  [Fund's]  net assets  attributable  to {a} [that]  class by the number of shares of that class that are  outstanding.  The  Exchange  normally closes at 4:00 P.M.,  {Eastern} [New York] time, but may close earlier on some other days (for  example,  in case of weather  emergencies  or on days falling before  a  {U.S.  holiday).  All  references  to time  in  this  Statement  of
Additional  Information  mean "Eastern time." The Exchange's}  [holiday).  The
Exchange's]  most  recent  annual  announcement  (which is  subject to change)
states that it will close on New {Year's}  [Year's]  Day,  {Presidents'  Day,}
Martin Luther King,  Jr. [Day,  Presidents']  Day, Good Friday,  Memorial Day,
Independence  Day, Labor Day,  Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers  other than  Exchange  members may conduct  trading in municipal securities  on days on which the  Exchange is closed  (including  weekends and
[U.S.]  holidays) or after 4:00 P.M. on a regular  business  day.  Because the
{Fund's}  [Fund's] net asset values will not be calculated on those days,  the
{Fund's} [Fund's] net asset values per share may be significantly  affected on such days when shareholders may not purchase or redeem shares.

      |X| {n} Securities  Valuation.  The {Fund's}  [Fund's] Board of Trustees
has  established  procedures  for  the  valuation  of  the  {Fund's}  [Fund's]
securities.  In general those procedures are as follows:

      |_| Long-term debt securities  having a remaining  maturity in excess of
{60}   [sixty   (60)]  days  are  valued   based  on  the  mean   between  the
{"bid"}["bid"]  and  {"asked"}["asked"]   prices  determined  by  a  portfolio
pricing  service  approved  by the  {Fund's}  [Fund's]  Board of  Trustees  or obtained by the Manager from two active  market  makers in the security on the basis of reasonable inquiry.
      |_|  The  following  securities  are  valued  at the  mean  between  the
{"bid"}["bid"] and  {"asked"}["asked"]  prices determined by a pricing service approved  by the  {Fund's}  [Fund's]  Board of  Trustees  or  obtained  by the
Manager  from  two  active  market  makers  in the  security  on the  basis of reasonable inquiry:
(1)   debt  instruments that have a maturity of more than {397} [three hundred ninety-seven (397)] days when issued,
(2)   debt   instruments   that  had  a  maturity  of  {397}  [three   hundred
         ninety-seven  (397)]  days or less when  issued and have a  remaining maturity of more than {60} [sixty (60)] days, and
(3)   non-money  market debt  instruments  that had a maturity of {397} [three hundred  ninety-seven  (397)] days or less when issued and which have a remaining maturity of {60} [sixty (60)] days or less.
      |_|  The  following   securities  are  valued  at  cost,   adjusted  for
amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money  market fund that had a maturity of less than {397} [three hundred  ninety-seven  (397)] days when issued that have a remaining  maturity of {60} [sixty (60)] days or less, and
(2)   debt  instruments  held by a money  market  fund that  have a  remaining maturity of {397} [three hundred ninety-seven (397)] days or less.
      |_|   Securities   {(including   restricted   securities)}   not  having
readily-available  market quotations are valued at fair value determined under the {Board's} [Board's] procedures.

      If the  Manager is unable to locate two  market  makers  willing to give quotes,  a security may be priced at the mean between the  {"bid"}["bid"]  and
{"asked"}["asked"]  prices  provided by a single active market maker (which in certain cases may be the {"bid"}["bid"] price if no  {"asked"}["asked"]  price is available).

      In the case of municipal  securities,  when last sale information is not generally  available,  the Manager may use  pricing  services  approved by the
Board  of  Trustees.   The  pricing   service  may  use   {"matrix"}["matrix"]
comparisons to the prices for comparable  instruments on the basis of quality, yield {and}[,]  maturity.  Other special  factors may be involved (such as the tax-exempt status of the interest paid by municipal  securities).  The Manager will  monitor the  accuracy  of the  pricing  services.  That  monitoring  may include  comparing prices used for portfolio  valuation to actual sales prices of selected securities.

      Puts, calls,  {futures and municipal bond index futures}  [Interest Rate
Futures and  Municipal  Bond Index  Futures] are valued at the last sale price on the  principal  exchange on which they are traded or on  {Nasdaq(R)}[NASDAQ], as  applicable,  as determined by a pricing  service  approved by the Board of
Trustees  or by the  Manager.  If there were no sales that day,  they shall be valued at the last sale  price on the  preceding  trading  day if it is within the spread of the closing {"bid"}["bid"] and {"asked"}["asked"]  prices on the principal  exchange or on {Nasdaq}  [NASDAQ] on the  valuation  date.  If not, the value  shall be the  closing  bid price on the  principal  exchange  or on
{Nasdaq}  [NASDAQ] on the  valuation  date.  If the put, call or future is not traded on an exchange or on {Nasdaq} [NASDAQ],  it shall be valued by the mean between {"bid"}["bid"] and  {"asked"}["asked"]  prices obtained by the Manager from  two  active  market  makers.  In  certain  cases  that  may  be  at  the
{"bid"}["bid"] price if no {"asked"}["asked"] price is available.

      When the Fund writes an option,  an amount equal to the premium received is included in the {Fund's}  [Fund's]  Statement of Assets and  Liabilities as
an asset.  An  equivalent  credit is included in the  liability  section.  The credit is  adjusted  {("marked-to-market")}[("marked-to-market")]  to  reflect the current market value of the option.  In determining the {Fund's}  [Fund's]
gain on  investments,  if a call or put written by the Fund is exercised,  the proceeds are  increased by the premium  received.  If a call or put written by the Fund  expires,  the Fund has a gain in the amount of the  premium.  If the
Fund enters into a closing purchase transaction,  it will have a gain or loss, depending  on whether the premium  received  was more or less than the cost of the closing  transaction.  If the Fund  exercises  a put it holds,  the amount the Fund receives on its sale of the  underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

      The  information   below   supplements  the  terms  and  conditions  for
redeeming shares set forth in the Prospectus.

Checkwriting.  When a  check  is  presented  to  {United  Missouri  Bank  (the
"Bank")} [the Fund's bank] for clearance,  the {Bank} [bank] will ask the Fund
to  redeem  a  sufficient   number  of  full  and  fractional  shares  in  the
{shareholder's}  [shareholder's]  account  to cover the  amount of the  check.
This enables the shareholder to continue  {receiving}  [to receive]  dividends on those shares  until the check is  presented to the Fund.  Checks may not be presented  for payment at the offices of the {Bank or the Fund's} [bank listed on the check or at the Fund's]  custodian bank.  {This} [That] limitation does not  affect the use of checks  for the  payment of bills or to obtain  cash at other  banks.  The Fund  reserves the right to amend,  suspend or  discontinue offering {checkwriting}  [Checkwriting] privileges at any time{. The Fund will provide  you  notice  whenever  it is  required  to do so by  applicable  law}
[without prior notice].

      In  choosing  to take  advantage  of the  Checkwriting  privilege{,}  by signing the {account  application}  [Account  Application]  or by completing a
Checkwriting card, each individual who signs:
(1)   for  individual  accounts,  represents  that  they  are  the  registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations,  partnerships, trusts and other entities, represents  that they are an  officer,  general  partner,  trustee or other  fiduciary or agent,  as applicable,  duly authorized to act on behalf of {the} [such] registered owner(s);
(3)   authorizes  the Fund,  its Transfer Agent and any bank through which the
         Fund's  drafts  (checks)  are payable to pay all checks  drawn on the
         Fund account of such  person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;
(4)   specifically  acknowledges  that if they  choose to permit  checks to be honored if there is a single  signature on checks drawn against joint accounts,  or  accounts  for  corporations,  partnerships,  trusts or other  entities,  the  signature of any one signatory on a check will be sufficient to authorize  payment of that check and redemption from the account,  even if that account is registered in the names of more than one person or more than one authorized  signature appears on the
         Checkwriting card or the {application} [Application], as applicable;
(5)   understands  that  the  Checkwriting  privilege  may  be  terminated  or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges  and agrees that  neither the Fund nor its bank shall incur any  liability  for that  amendment or  termination  of  checkwriting privileges or for redeeming shares to pay checks reasonably  believed by them to be genuine,  or for  returning  or not paying  checks that have not been accepted for any reason.

Reinvestment   Privilege.   Within  six  [(6)]  months  of  a  redemption,   a
shareholder may reinvest all or part of the redemption proceeds of :
|_|   Class A shares [that you]  purchased  subject to an initial sales charge or Class A shares on which a  contingent  deferred  sales  charge was paid, or
|_|   Class B shares  that were  subject  to the Class B  contingent  deferred sales charge when redeemed.

      The  reinvestment  may be made  without  sales  charge  only in  Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable as described in {"How}["How] to Exchange  {Shares"}
[Shares"]  below.  Reinvestment  will be at the net asset value next  computed after the Transfer  Agent receives the  reinvestment  order.  The  shareholder must ask the Transfer  Agent for that  privilege at the time of  reinvestment.
This privilege does not apply to Class C shares.  The Fund may amend,  suspend or  cease  offering  this  reinvestment  privilege  at any  time as to  shares redeemed after the date of such amendment, suspension or cessation.

      Any capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending on the timing and amount of
the  reinvestment.   Under  the  Internal  Revenue  Code,  if  the  redemption
proceeds of Fund  shares on which a sales  charge was paid are  reinvested  in shares of the Fund or another of the  Oppenheimer  funds  within {90}  [ninety
(90)]   days  of   payment   of  the   sales   charge,   the   {shareholder's}
[shareholder's]  basis in the  shares of the Fund that were  redeemed  may not include the amount of the sales  charge  paid.  That would  reduce the loss or increase the gain recognized from the  redemption.  However,  in that case the sales  charge  would be  added to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

Payments  {"In  Kind"}["In  Kind"].  The  Prospectus  states that  payment for shares  tendered for redemption is ordinarily  made in cash.  However,  {under certain  circumstances,}  the Board of Trustees of the Fund may determine that it would be detrimental  to the best  interests of the remaining  shareholders of the Fund to make  payment of a  redemption  order wholly or partly in cash.
In that case, the Fund may pay the redemption  proceeds in whole or in part by a distribution  {"in kind"}["in kind"] of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund during any 90-day  period for any one  shareholder.  If shares are redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other costs in selling the securities for cash.  The Fund will value  securities  used to pay redemptions  in kind  using  the  same  method  the  Fund  uses to  value  its portfolio  securities  described above under  {"Determination}["Determination]
of Net Asset Values Per {Share."}  [Share."]  That  valuation  will be made as of the time the redemption price is determined.

Involuntary  Redemptions.  The  {Fund's}  [Fund's]  Board of Trustees  has the
right to cause the  involuntary  redemption  of the shares held in any account if the  aggregate  net asset  value of those  shares is less than $200 or such lesser  amount as the Board may fix. The Board of Trustees  will not cause the involuntary  redemption  of shares in an  account if the  aggregate  net asset value of such shares has fallen  below the stated  minimum  solely as a result of market  fluctuations.  If the Board  exercises this right,  it may also fix the  requirements  for any notice to be given to the  shareholders in question
(not less than {30}  [thirty  (30)]  days).  The Board may  alternatively  set requirements  for the  shareholder  to increase the  investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed[.]

Transfers of Shares.  A transfer of shares to a different  registration is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When  shares  subject  to a  contingent  deferred  sales  charge  are transferred,  the  transferred  shares will remain  subject to the  contingent
deferred   sales  charge.   It  will  be  calculated  as  if  the   transferee
shareholder had acquired the transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account  are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred sales charge if redeemed at the time of transfer,  the priorities described in
the  Prospectus  under  {"How}["How]  to  Buy  {Shares"}   [Shares"]  for  the
imposition of the Class B or Class C contingent  deferred sales charge will be followed in determining the order in which shares are transferred.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the  {Fund's}  [Fund's]  agent to  repurchase  its shares from authorized  dealers  or  brokers  on behalf of their  customers.  Shareholders should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset  value next  computed  after the  Distributor  receives an order  placed by the dealer or broker.  However, if the Distributor  receives a repurchase  order from a dealer or broker after the close of {the} [The New York Stock]  Exchange on a regular  business  day, it will be processed at that {day's}  [day's] net asset value if the order was received  by the  dealer or broker  from its  customers  prior to the time the
Exchange  closes.  Normally,  the Exchange  closes at 4:00 P.M., but may do so earlier on some days.  Additionally,  the order must have been  transmitted to and  received  by the  Distributor  prior to its  close of  business  that day
(normally 5:00 P.M.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed  upon the  {Distributor's}  [Distributor's]  receipt of the required  redemption  documents  in  proper  form.  The  signature(s)  of  the registered owners on the redemption  documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder  for  receipt  of  the  payment.  Automatic  withdrawals  of up to
$1,500 per month may be  requested  by telephone if payments are to be made by check  payable to all  shareholders  of record.  Payments must also be sent to the  address  of record for the  account  and the  address  must not have been
changed   within  the  prior  {30}  [thirty  (30)]  days.   Required   minimum
distributions  from  OppenheimerFunds-sponsored  retirement  plans  may not be arranged on this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  {"How}["How]  To Buy {Shares")}  [Shares")] may
arrange to have  Automatic  Withdrawal  Plan payments  transferred to the bank account designated on the {account  application}  [Account  Application] or by signature-guaranteed  instructions  {sent} to the Transfer  Agent.  Shares are normally  redeemed  pursuant  to an  Automatic  Withdrawal  Plan  three  [(3)]
business days before the payment  transmittal  date you select in the {account application}  [Account  Application].  If a contingent  deferred  sales charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund cannot  guarantee  receipt of a payment on the date  requested.
The Fund reserves the right to amend,  suspend or  discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular  additional
Class A share purchases while  participating in an Automatic  Withdrawal Plan.
Class B and Class C shareholders should not establish  {automatic}  withdrawal plans, because of the {potential}  imposition of the contingent deferred sales charge on such withdrawals  (except where the contingent deferred sales charge is  waived  as  described  in  Appendix  C {to this  Statement  of  Additional
Information)}[, below)].

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees  to the  terms  and  conditions  that  apply to such  plans,  as stated
below.  These  provisions  may be amended from time to time by the Fund and/or the  Distributor.  When adopted,  any amendments will  automatically  apply to existing Plans.

      |X|  {n}  Automatic  Exchange  Plans.  Shareholders  can  authorize  the
Transfer Agent to exchange a  pre-determined  amount of shares of the Fund for shares  (of the same  class) of other  Oppenheimer  funds  automatically  on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange
Plan.  The minimum  amount that may be exchanged to each other fund account is
{$50}  [$25].   Instructions  should  be  provided  on  the   OppenheimerFunds
Application or signature-guaranteed  instructions.  Exchanges made under these plans are subject to the restrictions  that apply to exchanges as set forth in
{"How}["How]  to Exchange  {Shares"}  [Shares"] in the Prospectus and below in this Statement of Additional Information.

      |X| {n}  Automatic  Withdrawal  Plans.  Fund  shares will be redeemed as necessary  to  meet  withdrawal  payments.  Shares  acquired  without  a sales charge will be redeemed first.  Shares acquired with reinvested  dividends and capital  gains  distributions  will  be  redeemed  next,  followed  by  shares acquired  with a sales  charge,  to the extent  necessary  to make  withdrawal payments.  Depending upon the amount withdrawn, the {investor's}  [investor's]
principal  may be  depleted.  Payments  made under these  plans  should not be considered as a yield or income on your investment.

      The  Transfer  Agent  will  administer  the  {investor's}   [investor's]
Automatic   Withdrawal   Plan   as   agent   for   the   shareholder(s)   (the
{"Planholder")}["Planholder")]   who  executed  the  Plan   authorization  and
application  submitted  to the  Transfer  Agent.  Neither  the  Fund  nor  the
Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not  taken by the  Transfer  Agent in good  faith to  administer  the
Plan. Share  certificates  will not be issued for shares of the Fund purchased for and held  under the Plan,  but the  Transfer  Agent  will  credit all such shares to the account of the  Planholder on the records of the Fund. Any share certificates  held  by a  Planholder  may  be  surrendered  unendorsed  to the
Transfer  Agent with the Plan  application  so that the shares  represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder  should allow at least two  {weeks'}  [weeks']  time after  mailing such  notification  for  the  requested  change  to  be  put  in  effect.  The
Planholder may, at any time,  instruct the Transfer Agent by written notice to redeem all,  or any part of, the shares held under the Plan.  That notice must be in proper form in  accordance  with the  requirements  of the  then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent will also  terminate  a Plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      To use  shares  held  under  the  Plan as  collateral  for a  debt,  the
Planholder  may request  issuance  of a portion of the shares in  certificated form.  Upon written  request  from the  Planholder,  the  Transfer  Agent will determine the number of shares for which a certificate  may be issued  without causing the withdrawal  checks to stop.  However,  should such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As  stated  in  the  Prospectus,   shares  of  a  particular   class  of
Oppenheimer  funds having more than one class of shares may be exchanged  only
for  shares  of  the  same  class  of  other  Oppenheimer  funds.   Shares  of
Oppenheimer  funds that have a single class  without a class  designation  are deemed  {"Class  A"}["Class  A"]  shares  for this  purpose.  You can obtain a current  list showing  which funds offer which  classes {of shares} by calling the Distributor [at 1.800.525.7048].

      |_| All of the  Oppenheimer  funds currently offer Class A, B{, C, N and
Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial  America Fund, L.P. } [and C shares except  Oppenheimer Money
Market Fund,  Inc.,  Centennial  Money  Market  Trust,  Centennial  Tax Exempt
Trust,  Centennial  Government  Trust,] Centennial New York Tax Exempt Trust {
}[,]  Centennial  California  Tax Exempt Trust {  Centennial  Tax Exempt Trust
Centennial  Government Trust  Oppenheimer  Money Market Fund, Inc.  Centennial
Money Market Trust }[, and  Centennial  America Fund,  L.P.,  which only offer
Class A shares. ]
      |_|  {The following funds do not offer Class N shares:
Oppenheimer California Municipal Fund Oppenheimer  Pennsylvania Municipal Fund
Oppenheimer  Limited  Term  Municipal  Fund  Oppenheimer   Rochester  National
Municipals  Oppenheimer  Municipal Bond Fund Oppenheimer  Senior Floating Rate
Fund  Oppenheimer  New Jersey  Municipal  Fund Limited Term New York Municipal
Fund Oppenheimer New York Municipal Fund Rochester Fund Municipals
The following funds do not offer Class Y shares:
Oppenheimer  California Municipal Fund Oppenheimer Limited Term Municipal Fund
Oppenheimer   Capital  Income  Fund  Oppenheimer   Multiple   Strategies  Fund
Oppenheimer  Cash Reserves  Oppenheimer New Jersey  Municipal Fund Oppenheimer
Champion  Income  Fund   Oppenheimer  New  York  Municipal  Fund   Oppenheimer
Convertible   Securities   Fund   Oppenheimer   Pennsylvania   Municipal  Fund
Oppenheimer  Disciplined Allocation Fund Oppenheimer Quest Capital Value Fund,
Inc. Oppenheimer  Developing Markets Fund Oppenheimer Quest Global Value Fund,
Inc.  Oppenheimer Gold & Special Minerals Fund Oppenheimer  Rochester National
Municipals  Oppenheimer  International  Bond Fund Oppenheimer  Senior Floating
Rate Fund Oppenheimer  International  Growth Fund Oppenheimer  Small Cap Value
Fund  Oppenheimer  International  Small  Company  Fund  Limited  Term New York
Municipal Fund
Class Y shares of Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.
Class B,  Class C and Class N} [Class B and  Class C  ]shares  of  Oppenheimer
Cash Reserves are generally  available only by exchange from the same class of shares of other  Oppenheimer  funds or  through  OppenheimerFunds  {-sponsored
401(k) plans.
}[sponsored 401 (k) plans
      |_| Only  certain  Oppenheimer  funds  currently  offer  Class Y shares.
Class Y shares of Oppenheimer Real Asset Fund are not exchangeable.]
      |_| Class M shares of  Oppenheimer  Convertible  Securities  Fund may be exchanged  only for Class A shares of other  Oppenheimer  funds.  They may not be acquired by exchange of shares of any class of any other  Oppenheimer funds except Class A shares of  Oppenheimer  Money Market Fund or  Oppenheimer  Cash
Reserves acquired by exchange of Class M shares.
      |_| Class X shares of Limited Term New York  Municipal  Fund {may} [can]
be  exchanged  only for  Class B  shares  of other  Oppenheimer  funds  and no exchanges may be made to Class X shares.
      |_|  Shares  of  Oppenheimer  Capital   Preservation  Fund  may  not  be
exchanged for shares of Oppenheimer Money Market Fund, Inc.,  Oppenheimer Cash
Reserves or Oppenheimer  Limited-Term  Government  Fund. Only  participants in
certain   retirement   plans  may  purchase  shares  of  Oppenheimer   Capital
Preservation  Fund, and only those  {participants}  [paticipants] may exchange
shares  of  other  Oppenheimer   funds  for  shares  of  Oppenheimer   Capital
Preservation Fund.
      |_|  Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves. [If any Class A shares of another
Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior
Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal
Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.
      |_|  Class A, Class B, Class C and Class Y] Shares of Oppenheimer
Select Managers Mercury Advisors S&P Index Fund and Oppenheimer Select
Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other
Oppenheimer funds held by retirement plans.

      Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money  market  fund  offered by the  Distributor.  Shares of any money market fund  purchased  without a sales charge may be exchanged  for shares of  Oppenheimer  funds  offered with a sales charge upon payment of the sales charge.  They may also be used to purchase  shares of Oppenheimer  funds subject to an early withdrawal charge or contingent deferred sales charge.

      Shares  of  Oppenheimer  Money  Market  Fund,  Inc.  purchased  with the redemption  proceeds of shares of other mutual funds (other than funds managed by the Manager or its  subsidiaries)  redeemed  within the {30} [thirty  (30)]
days prior to that purchase may  subsequently be exchanged for shares of other
Oppenheimer  funds  without  being  subject  to an  initial  sales  charge  or contingent deferred sales charge. To qualify for that privilege,  the investor or the  {investor's}  [investor's]  dealer  must  notify  the  Distributor  of eligibility  for this  privilege at the time the shares of  Oppenheimer  Money
Market  Fund,  Inc. are  purchased.  If  requested,  they must supply proof of entitlement to this privilege.

      Shares  of  the  Fund   acquired  by   reinvestment   of   dividends  or
distributions  from  any of the  other  Oppenheimer  funds  or from  any  unit investment trust for which  reinvestment  arrangements have been made with the
Distributor  may be  exchanged  at net asset  value  for  shares of any of the
Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time.  Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 {days'} [days] notice prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

      |_|  How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.   No
contingent  deferred  sales  charge is imposed on  exchanges  of shares of any class  purchased  subject to a contingent  deferred  sales  charge[.  However, when Class A shares ]{, with the following exceptions:

      When  Class A shares  of any  Oppenheimer  fund  (other  than  Rochester
National  Municipals and Rochester Fund  Municipals)}  acquired by exchange of
Class A shares of {any} [other]  Oppenheimer  {fund} [funds] purchased subject to a Class A  contingent  deferred  sales  charge  are  redeemed  within  {18}
[eighteen  (18)]  months  {measured  from} [of] the  {beginning}  [end] of the calendar month of the initial  purchase of the exchanged  Class A shares,  the
Class A contingent  deferred  sales charge is imposed on the redeemed  shares.
[The Class B  contingent  deferred  sales  charge is imposed on Class B shares
]{When Class A shares of Rochester  National  Municipals  and  Rochester  Fund
Municipals}  acquired by exchange {of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A contingent  deferred  sales  charge} [if they]
are redeemed  within {24 months of the  beginning of the calendar  month} [six
(6) years] of the initial  purchase of the  exchanged  Class {A} [B]  shares{, the}[.  The]  Class {A} [C]  contingent  deferred  sales  charge is imposed on
[Class C] {the redeemed shares.

      If any Class A shares of  another  Oppenheimer  fund that are  exchanged for Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are subject to the Class A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent deferred sales  charge  will  carry  over to the Class A shares of  Oppenheimer  Senior
Floating  Rate  Fund  acquired  in  the  exchange.   The  Class  A  shares  of
Oppenheimer  Senior  Floating  Rate Fund  acquired  in that  exchange  will be subject to the Class A Early Withdrawal Charge of Oppenheimer  Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

      When Class A shares of Oppenheimer  Cash Reserves and Oppenheimer  Money
Market Fund,  Inc.  acquired by exchange of Class A shares of any  Oppenheimer fund  purchased  subject to a Class A  contingent  deferred  sales  charge are redeemed  within the Class A holding  period of the fund from which the shares were exchanged,  the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

      With respect to Class B shares,  the Class B contingent  deferred  sales charge  is  imposed  on Class  B}  shares  acquired  by  exchange  if they are redeemed  within {six years}  [twelve (12) months] of the initial  purchase of the exchanged Class {B shares. }[C shares.]

      {With respect to Class C shares,  the Class C contingent  deferred sales charge is imposed on Class C shares  acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

With respect to Class N shares, a 1% contingent  deferred sales charge will be imposed  if the  retirement  plan (not  including  IRAs and  403(b)  plans) is terminated  or Class N shares of all  Oppenheimer  funds are  terminated as an investment  option  of the plan and  Class N shares  are  redeemed  within  18 months  after the plan's first  purchase of Class N shares of any  Oppenheimer fund or with respect to an individual  retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first  purchase of Class N shares of any Oppenheimer fund.

When  Class  B,  Class C or Class N}  [When  Class B or  Class C  ]shares  are redeemed  to effect  an  exchange,  the  priorities  described  in "How To Buy
Shares" in the  Prospectus for the imposition of the Class B{,} [or the] Class
C  {or  Class  N}  contingent  deferred  sales  charge  will  be  followed  in determining  the order in which the shares are  exchanged.  Before  exchanging shares,  shareholders should take into account how the exchange may affect any contingent  deferred  sales  charge  that might be  imposed in the  subsequent redemption of remaining shares.  {

}Shareholders  owning  shares of more than one class must specify  which class of shares they wish to exchange.

      |_| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject telephone or written exchange  requests  submitted in bulk by anyone on  behalf  of more  than  one  account.  The  Fund may  accept  requests  for exchanges of up to {50} [fifty (50)] accounts per day from  representatives of authorized dealers that qualify for this privilege.

      |_| Telephone  Exchange  Requests.  When exchanging shares by telephone, a shareholder  must have an existing account in the fund to which the exchange
is  to  be  made.   Otherwise,   the  investors  must  obtain  a  {prospectus}
[Prospectus]  of that fund before the exchange  request may be  submitted.  If all telephone lines are busy (which might occur,  for example,  during periods of  substantial  market  fluctuations),  shareholders  might  not be  able  to request  exchanges  by  telephone  and would have to submit  written  exchange requests.

      |_| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in  proper  form  (the  {"Redemption  Date")}["Redemption  Date")].  Normally,
shares of the fund to be acquired are purchased on the  Redemption  Date,  but such  purchases  may be delayed by either fund up to five  business days if it determines  that it would be  disadvantaged  by an  immediate  transfer of the redemption  proceeds.  The Fund  reserves  the right,  in its  discretion,  to refuse any exchange  request  that may  disadvantage  it. For example,  if the receipt  of  multiple  exchange  requests  from a  dealer  might  require  the disposition  of  portfolio  securities  at a time or at a price  that might be disadvantageous  to the Fund,  the Fund may refuse the  request.  [For full or partial  exchanges  of an  account  made by  telephone,  any  special  account features such as Asset Builder  Plans and Automatic  Withdrawal  Plans will be
switched  to  the  new  account   unless  the  Transfer  Agent  is  instructed
otherwise.]  When you  exchange  some or all of your  shares  from one fund to another,  any  special  account  feature  such  as an  Asset  Builder  Plan or
Automatic  Withdrawal  Plan[,] will be switched to the new fund account unless you tell the Transfer  Agent not to do so.  However,  special  redemption  and exchange  features such as Automatic  Exchange Plans and Automatic  Withdrawal
Plans cannot be switched to an account in  Oppenheimer  Senior  Floating  Rate
Fund.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information,  or would include  shares  covered by a share  certificate  that is not  tendered  with the  request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a  purchase  of  shares  of  another.  {"Reinvestment}["Reinvestment]
Privilege,   {"}["]  above,   discusses  some  of  the  tax   consequences  of
reinvestment   of   redemption   proceeds  in  such  cases.   The  Fund,   the
Distributor,  and the Transfer Agent are unable to provide investment,  tax or legal advice to a shareholder  in connection  with an exchange  request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends  and  Distributions.  Dividends  will be payable  on shares  held of record at the time of the previous  determination  of net asset  value,  or as otherwise  described  in  {"How}["How]  to  Buy  {Shares."}  [Shares."]  Daily
dividends  will not be declared or paid on newly  purchased  shares until such time as Federal Funds (funds  credited to a member {bank's}  [bank's]  account at the Federal Reserve Bank) are available from the purchase  payment for such shares.  Normally,  purchase  checks  received from investors are converted to
Federal Funds on the next business day.  Shares  purchased  through dealers or brokers  normally  are  paid  for by the  third  business  day  following  the placement of the purchase order.

      Shares redeemed  through the regular  redemption  procedure will be paid dividends  through and  including the day on which the  redemption  request is received by the Transfer  Agent in proper form.  Dividends will be declared on shares  repurchased  by a dealer  or  broker  for three  [(3)]  business  days following  the  trade  date  (that is,  up to and  including  the day prior to settlement of the repurchase).  If all shares in an account are redeemed,  all dividends  accrued  on shares of the same  class in the  account  will be paid together with the redemption proceeds.

      The Fund's  practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's  portfolio and, if necessary, to select higher-yielding  securities when it is deemed appropriate to seek income at the level needed to meet the target.  Those  securities must be within the Fund's investment  parameters,  however. The Fund expects to pay dividends  at a  targeted  level  from its net  investment  income  and  other distributable income without any impact on the net asset values per share.

{Dividends,  distributions  and  proceeds  of the  redemption  of Fund  shares represented by checks  returned to the Transfer Agent by the Postal Service as undeliverable  will be invested in shares of  Oppenheimer  Money  Market Fund,
Inc.  Reinvestment  will be made as promptly  as possible  after the return of such checks to the Transfer  Agent, to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state escheatment laws, and the Fund and the Transfer  Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.}

      The  amount of a  distribution  paid on a class of shares  may vary from time to time depending on market  conditions,  the composition of the {Fund's}
[Fund's]  portfolio,  and expenses borne by the Fund or borne  separately by a class.  Dividends are  calculated in the same manner,  at the same time and on the same day for  shares  of each  class.  However,  dividends  on Class B and
Class C shares  are  expected  to be lower than  dividends  on Class A shares.
That is due to the  effect  of the  asset-based  sales  charge  on Class B and
Class C shares.  Those  dividends  will also differ in amount as a consequence of any difference in net asset value among {the different classes of shares.

Tax Status of the Fund's  Dividends,  Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's  distributions is briefly  highlighted in the Prospectus.  The following is only a summary of certain  additional tax considerations generally affecting the Fund and its shareholders.

The  tax  discussion  in the  Prospectus  and  this  Statement  of  Additional
Information  is based on tax law in effect on the date of the  Prospectus  and this Statement of Additional  Information.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with
retroactive   effect.   State  and  local  tax  treatment  of  exempt-interest
dividends and potential capital gain distributions  from regulated  investment companies  may differ  from the  treatment  under the  Internal  Revenue  Code described  below.  Potential  purchasers  of  shares  of the Fund are urged to
consult  their  tax  advisers  with  specific   reference  to  their  own  tax
circumstances  as well as the  consequences  of  federal,  state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated  Investment  Company.  The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated  investment company, the Fund is not  subject to federal  income  tax on the  portion of its net  investment income (that is,  taxable  interest,  dividends,  and other  taxable  ordinary income,  net of expenses)  and capital gain net income (that is, the excess of net  long-term  capital  gains over net  short-term  capital  losses)  that it distributes to shareholders.

If the Fund qualifies as a "regulated  investment  company" under the Internal
Revenue Code, it will not be liable for federal  income tax on amounts it pays as dividends and other distributions.  That qualification  enables the Fund to
"pass through" its income and realized  capital gains to shareholders  without having  to pay tax on  them.  The Fund  qualified  as a  regulated  investment company in its last fiscal year and  intends to qualify in future  years,  but reserves  the right not to  qualify.  The  Internal  Revenue  Code  contains a number of complex  tests to  determine  whether the Fund  qualifies.  The Fund might not meet those tests in a particular  year. If it does not qualify,  the
Fund will be treated  for tax  purposes as an  ordinary  corporation  and will receive no tax  deduction  for payments of dividends  and other  distributions made to shareholders.  In such an instance,  all of the Fund's dividends would be taxable to shareholders.

To qualify as a regulated  investment  company,  the Fund must  distribute  at least 90% of its investment  company taxable income (in brief,  net investment income  and the  excess of net  short-term  capital  gain  over net  long-term capital  loss) and at least 90% of its net  tax-exempt  income for the taxable year. The Fund must also satisfy  certain other  requirements  of the Internal
Revenue Code,  some of which are described  below.  Distributions  by the Fund made during the taxable  year or,  under  specified  circumstances,  within 12 months after the close of the taxable year,  will be considered  distributions of income  and gains for the  taxable  year and will  therefore  count  toward satisfaction of the above-mentioned requirement.

To qualify as a regulated  investment  company,  the Fund must derive at least
90% of its gross  income  from  dividends,  interest,  certain  payments  with respect  to  securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

In addition to satisfying  the  requirements  described  above,  the Fund must satisfy  an asset  diversification  test in order to  qualify  as a  regulated investment  company.  Under  that  test,  at the close of each  quarter of the
Fund's  taxable  year,  at least 50% of the value of the  Fund's  assets  must consist  of cash and  cash  items  (including  receivables),  U.S.  government
securities,   securities  of  other  regulated   investment   companies,   and
securities of other issuers.  As to each of those  issuers,  the Fund must not have  invested  more  than 5% of the  value  of the  Fund's  total  assets  in securities  of each  such  issuer  and the Fund must not hold more than 10% of the  outstanding  voting  securities of each such issuer.  No more than 25% of the value of its total  assets may be  invested in the  securities  of any one issuer  (other  than  U.S.  government  securities  and  securities  of  other regulated  investment  companies),  or in two or more  issuers  which the Fund controls  and which are engaged in the same or similar  trades or  businesses.
For  purposes  of this  test,  obligations  issued or  guaranteed  by  certain agencies  or  instrumentalities  of the U.S.  government  are  treated as U.S.
government securities.

Excise Tax on  Regulated  Investment  Companies.  Under the  Internal  Revenue
Code, by December 31 each year,  the Fund must  distribute  98% of its taxable investment  income earned from January 1 through  December 31 of that year and
98% of its capital  gains  realized in the period from November 1 of the prior year  through  October 31 of the current  year.  If it does not, the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the Fund will meet  those  requirements.  To meet  this  requirement,  in certain  circumstances  the Fund  might be  required  to  liquidate  portfolio investments to make  sufficient  distributions  to avoid excise tax liability.
However,  the  Board  of  Trustees  and  the  Manager  might  determine  in  a particular  year that it would be in the best  interests of  shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital gains available for distribution to shareholders.

Taxation  of Fund  Distributions.  The  Fund  intends  to  qualify  under  the
Internal  Revenue  Code  during  each  fiscal  year  to  pay  "exempt-interest dividends" to its shareholders.  To satisfy this qualification,  at the end of each  quarter  of its  taxable  year,  at least 50% of the value of the Fund's total  assets  consists  of  obligations  as defined in Section  103(a) of the
Internal Revenue Code, as amended.} [Class A, Class B and Class C shares.

      Dividends,  distributions  and the  proceeds of the  redemption  of Fund shares  represented  by checks  returned to the  Transfer  Agent by the Postal
Service as  undeliverable  will be  invested  in shares of  Oppenheimer  Money
Market  Fund,  Inc.  Reinvestment  will be made as promptly as possible  after the return of such checks to the  Transfer  Agent,  to enable the  investor to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment  laws,  and the Fund  and the  Transfer  Agent  will not be liable to  shareholders  or their  representatives  for compliance  with those laws in good faith.

Tax Status of the Fund's  Dividends  and  Distributions.  The Fund  intends to qualify  under the  Internal  Revenue  Code  during  each  fiscal  year to pay
"exempt-interest  dividends" to its shareholders.]  Exempt-interest  dividends that are derived from net  investment  income  earned by the Fund on municipal securities will be excludable  from gross income of  shareholders  for federal income  tax  purposes.  {To the  extent  the  Fund  fails  to  qualify  to pay exempt-interest  dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.}

      Net investment  income includes the allocation of amounts of income from the municipal  securities  in the {Fund's}  [Fund's]  portfolio  that are free from federal  income  taxes.  This  allocation  will be made by the use of one designated  percentage  applied  uniformly to all income dividends paid during the  {Fund's}  [Fund's]  tax year.  That  designation  will  normally  be made following  the end of each  fiscal  year as to  income  dividends  paid in the
prior  year.   The   percentage  of  income   designated  as  tax-exempt   may
substantially  differ from the percentage of the {Fund's} [Fund's] income that was tax-exempt for a given period.
      A portion of the  exempt-interest  dividends  paid by the Fund may be an item of tax preference  for  shareholders  subject to the federal  alternative minimum  tax.  The  amount of any  dividends  attributable  to tax  preference items for purposes of the alternative  minimum tax will be identified when tax information is distributed by the Fund.

      A  shareholder  receiving a dividend from income earned by the Fund from one or more of the following  sources {must treat} [treats] the dividend as [a receipt  of  either]  ordinary  income  [or  long-term  capital  gain]  in the computation  of {the  shareholder's}  gross income,  regardless of whether the dividend is reinvested:
(1)   certain taxable temporary  investments (such as certificates of deposit, repurchase agreements,  commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from  securities  loans;  [or]  {income or gains from  options or futures,}
(3)   {any} [an  excess  of] net  short-term  capital  gain {; and}  [over net long-term capital loss from the Fund. ]

      {any market discount amortization on tax-exempt bonds.

The  Fund's}   [The   Fund's]   dividends   will  not  be  eligible   for  the
dividends-received  deduction for corporations.  Shareholders receiving Social
Security   {or   railroad   retirement}   benefits   should   be  aware   that
exempt-interest  dividends  are a factor  in  determining  whether  {(and  the extent to which)}  such  benefits  are subject to federal  income tax.  Losses realized by  shareholders  on the  redemption of Fund shares within six months
of  purchase  [(which  period  may  be  shortened  by  regulation)]   will  be
disallowed  for federal  income tax purposes to the extent of  exempt-interest dividends received on such shares.

      [If the Fund  qualifies as a "regulated  investment  company"  under the
Internal  Revenue  Code,  it will not be liable for  federal  income  taxes on amounts paid by it as dividends and distributions.  That qualification enables the  Fund  to  "pass  through"  its  income  and  realized  capital  gains  to shareholders  without  having  to pay tax on  them.  The Fund  qualified  as a regulated  investment  company in its last  fiscal year and intends to qualify in future years,  but reserves the right not to qualify.  The Internal Revenue
Code  contains  a number  of  complex  tests  to  determine  whether  the Fund qualifies.  The Fund might not meet those tests in a  particular  year.  If it does not  qualify,  the Fund will be treated  for tax  purposes as an ordinary corporation  and will receive no tax  deduction  for payments of dividends and distributions made to shareholders.]

      Shares of the Fund  will be exempt  from  Pennsylvania  county  personal property  taxes to the extent  that on the annual  assessment  date the Fund's portfolio securities consist of :
      |_|  Pennsylvania municipal securities,
      |_|  obligations  of  the  U.S.   government  (and  certain   qualifying
obligations    of   governments    of   U.S.    territories,    agencies   and
instrumentalities), and
|_|   certain  other  obligations  that  are  not  subject  to  such  personal property taxes.

      To the  extent  that  distributions  paid by the Fund are  derived  from interest on Pennsylvania  municipal securities,  qualifying obligations of the
U.S.  government  and certain  qualifying  obligations  of governments of U.S.
territories, agencies and instrumentalities,  those distributions will also be exempt from Pennsylvania  personal income tax, and in the case of residents of
Philadelphia,  exempt from the investment income tax of the School District of
Philadelphia.  Distributions from the Fund attributable to income from sources other than those will  generally be subject to  Pennsylvania  personal  income tax.

      Corporations  that are subject to the Pennsylvania  corporate net income tax  will  not be  subject  to tax on  distributions  received  from  the Fund provided that such  distributions  are not included in federal  taxable income determined before net operating loss deductions and special  deductions.  As a result of a  pronouncement  by the  Pennsylvania  Department  of  Revenue,  an
investment in the Fund by a corporate  shareholder will apparently  qualify as an exempt  asset for  purposes  of the  single  asset  apportionment  fraction available in computing the Pennsylvania  capital  stock/foreign  franchise tax to the extent that the Fund's  portfolio  securities  comprise  investments in
Pennsylvania and/or U.S. government  securities that would be exempt assets if owned directly by the corporation.

      {The  Fund may  either  retain or  distribute  to  shareholders  its net capital gain for each taxable year. The Fund  currently  intends to distribute any such amounts.  If the net capital gain is distributed  and designated as a capital gain  distribution,  it will be taxable to shareholders as a long-term capital gain and will be properly  identified in reports sent to  shareholders in  January  of each year.  Such  treatment  will apply no matter how long the shareholder  has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund  elects to retain  its net  capital  gain,  the Fund will be subject  to tax on it at the 35%  corporate  tax rate.  If the Fund  elects to retain its net capital gain, the Fund will provide to  shareholders  of record on the last day of its  taxable  year  information  regarding  their  pro rata share  of the  gain  and tax  paid.  As a  result,  each  shareholder  will be required  to report his or her pro rata share of such gain on their tax return as long-term  capital gain,  will receive a refundable  tax credit for his/her pro rata share of tax paid by the Fund on the gain,  and will increase the tax basis for his/her  shares by an amount equal to the deemed  distribution  less the tax credit.

      Distributions  by the Fund will be treated in the manner described above regardless  of whether the  distributions  are paid in cash or  reinvested  in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of additional  shares will be treated as receiving a distribution  in an  amount  equal to the  fair  market  value  of the  shares received, determined as of the reinvestment date.
      The Fund will be  required  in certain  cases to  withhold  30% (29% for payments after December 31, 2003) of ordinary income  dividends (not including
"exempt-interest   dividends"),   capital   gains   distributions   (including
short-term and  long-term) and the proceeds of the redemption of shares,  paid to  any  shareholder  (1)  who  has  failed  to  provide  a  correct  taxpayer identification  number or to properly  certify that number when required,  (2)
who is  subject to backup  withholding  for  failure to report the  receipt of interest or dividend income properly,  or (3) who has failed to certify to the
Fund  that the  shareholder  is not  subject  to backup  withholding  or is an
"exempt  recipient"  (such as a corporation).  All income and any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports mailed to shareholders in January of each year.

      Tax Effects of Redemptions of Shares. If a shareholder  redeems all or a portion of his/her shares,  the  shareholder  will recognize a gain or loss on the redeemed shares in an amount equal to the difference  between the proceeds of the  redeemed  shares  and the  shareholder's  adjusted  tax  basis  in the shares.  All or a  portion  of any  loss  recognized  in  that  manner  may be disallowed  if the  shareholder  purchases  other shares of the Fund within 30 days before or after the redemption.

      In general,  any gain or loss arising from the  redemption  of shares of the Fund will be  considered  capital gain or loss, if the shares were held as a capital asset. It will be long-term  capital gain or loss if the shares were held for more  than one year.  However,  any  capital  loss  arising  from the redemption  of  shares  held  for six  months  or less  will be  treated  as a long-term  capital loss to the extent of the amount of capital gain  dividends received on those  shares.  Special  holding  period  rules under the Internal
Revenue Code apply in this case to determine the holding  period of shares and there are limits on the deductibility of capital losses in any year.

      Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign  person (to  include,  but not  limited to, a  nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or
business.   Typically,   ordinary   income   dividends   paid  (not  including
exempt-interest  dividends  paid  by the  Fund)  from a  mutual  fund  are not considered "effectively connected" income.

      Ordinary income  dividends that are paid by the Fund (and are deemed not
"effectively  connected  income") to foreign persons will be subject to a U.S.
tax  withheld  by the  Fund at a rate of 30%,  provided  the  Fund  obtains  a properly  completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign  person's country of residence has a tax treaty with the U.S.  allowing for a reduced tax rate on ordinary income dividends paid by the Fund.  All income and any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports mailed to  shareholders  in
March of each year.

      If  the  ordinary  income   dividends  from  the  Fund  are  effectively
connected  with the  conduct of a U.S.  trade or  business,  then the  foreign person may claim an exemption  from the U.S. tax described  above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

      If the  foreign  person  fails to  provide a  certification  of  his/her foreign  status,  the Fund will be required to withhold  U.S. tax at a rate of
30% (29% for payments  after December 31, 2003) on ordinary  income  dividends
(not  including  "exempt-interest  dividends"),  capital  gains  distributions
(including  short-term  and  long-term)  and the proceeds of the redemption of shares,  paid to any foreign person.  All income and any tax withheld (in this situation)  by the Fund is  remitted by the Fund to the U.S.  Treasury  and is identified in reports mailed to shareholders in January of each year.

      The tax  consequences to foreign persons  entitled to claim the benefits of an  applicable  tax treaty may be different  from those  described  herein.
Foreign  shareholders  are urged to consult their own tax advisors or the U.S.
Internal  Revenue  Service with respect to the particular tax  consequences to them of an investment in the Fund,  including  the  applicability  of the U.S.
withholding  taxes  described  above.}  [Under the Internal  Revenue  Code, by
December 31 each year the Fund must  distribute 98% of its taxable  investment income earned from January 1 through  December 31  of that year and 98% of its capital  gains  realized  in the  period  from  November  1 of the prior  year through  October 31 of the current  year. If it does not, the Fund must pay an excise tax on the amounts not  distributed.  It is presently  anticipated that the Fund will meet those requirements.  However,  the Fund's Board of Trustees and the Manager might  determine in a particular  year that it would be in the best  interest  of  shareholders  not to make  distributions  at the  required levels  and to pay the  excise tax on the  undistributed  amounts.  That would reduce the amount of income or capital  gains  available for  distribution  to shareholders.]

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or  capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made [at net  asset  value]  without  sales  charge  {at the net asset value per share in effect at the close of business on the payable  date of the dividend or distribution}.  To elect this option,  the shareholder must notify the  Transfer  Agent in writing and must have an existing  account in the fund selected  for  reinvestment.  Otherwise  the  shareholder  [must] first {must}
obtain a prospectus  for that fund and an application  from the  {Distributor}
[Transfer  Agent] to establish  an account.  [The  investment  will be made at the net asset  value per  share in  effect  at the  close of  business  on the
payable   date   of  the   dividend   or   distribution.]   Dividends   and/or
distributions  from  {shares  of}  certain  [of the] other  Oppenheimer  funds
{(other than  Oppenheimer  Cash  Reserves)}  may be invested in shares of this
Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc.[,] a subsidiary  of the Manager that acts as the Fund's  Distributor.  The Distributor  also  distributes  shares of the other  Oppenheimer  funds  and  is  sub-distributor  for  funds  managed  by a subsidiary of the Manager.

The Transfer Agent.      OppenheimerFunds   Services,  the  {Fund's}  [Fund's]
Transfer  Agent,  is  a  division  of  the  Manager.  It  is  responsible  for
maintaining  the  {Fund's}  [Fund's]   shareholder  registry  and  shareholder
accounting   records,   and  for  paying   dividends  and   distributions   to
shareholders.   It  also  handles  shareholder  servicing  and  administrative functions.  It serves as the  Transfer  Agent for an annual per  account  fee.
It also acts as shareholder  servicing agent for the other Oppenheimer  funds.
Shareholders  should  direct  inquiries  about their  accounts to the Transfer
Agent at the address and toll-free numbers shown on the back cover.

The Custodian  {Bank}.  Citibank,  N.A. is the {custodian}  [Custodian] of the
{Fund's}  [Fund's] assets.  The {custodian's}  [Custodian's]  responsibilities
include   safeguarding  and  controlling  the  {Fund's}   [Fund's]   portfolio
securities[,]  and handling the  delivery of such  securities  to and from the
Fund.  It  {is}  [will  be]  the  practice  of  the  Fund  to  deal  with  the
{custodian}  [Custodian] in a manner uninfluenced by any banking  relationship the  {custodian}  [Custodian]  may have with the Manager  and its  affiliates.
The {Fund's}  [Fund's]  cash  balances  with the  {custodian}  [Custodian]  in excess of $100,000 are not protected by {federal deposit  insurance}  [Federal
Deposit  Insurance].   Those  uninsured  balances  [may]  at  times  {may}  be
substantial.

Independent  Auditors.  KPMG {llp} [LLP] are the  independent  auditors of the
Fund.  They audit the  {Fund's}  [Fund's]  financial  statements  and  perform other  related  audit  services.  They also act as auditors for certain  other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND:

 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Pennsylvania Municipal Fund, including the statement of investments, as of July 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Pennsylvania Municipal Fund as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 August 21, 2002

STATEMENT OF INVESTMENTS

  PRINCIPAL                                                                                                  MARKET VALUE
   AMOUNT                                                                     COUPON        MATURITY          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--103.9%
-------------------------------------------------------------------------------------------------------------------------

 PENNSYLVANIA--95.5%
 $   170,000   Allegheny County Greater Pittsburgh International Airport       5.625%       01/01/2023       $    173,760
-------------------------------------------------------------------------------------------------------------------------
      50,000   Allegheny County HDA (Health Center Devel., Inc.)               6.300        09/01/2013             51,195
-------------------------------------------------------------------------------------------------------------------------
     500,000   Allegheny County HDA (Ohio Valley General Hospital)             5.875        04/01/2011            500,180
-------------------------------------------------------------------------------------------------------------------------
     315,000   Allegheny County HDA (Presbyterian University Health Center)    6.000        11/01/2023            324,122
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   Allegheny County HDA (The Covenant at South Hills)              8.625        02/01/2021          1,668,855
-------------------------------------------------------------------------------------------------------------------------
      30,000   Allegheny County HDA (The Covenant at South Hills)              8.750        02/01/2031             33,410
-------------------------------------------------------------------------------------------------------------------------
   9,440,000   Allegheny County HDA (West Penn Allegheny Health System)        9.250        11/15/2030         10,169,995
-------------------------------------------------------------------------------------------------------------------------
   3,400,000   Allegheny County HDA (West Penn Allegheny Health System)        6.500        11/15/2030          3,870,934
-------------------------------------------------------------------------------------------------------------------------
     420,000   Allegheny County HDA (West Penn Allegheny Health System)        9.250        11/15/2015            457,535
-------------------------------------------------------------------------------------------------------------------------
   1,100,000   Allegheny County HDA (West Penn Allegheny Health System)        9.250        11/15/2022          1,187,560
-------------------------------------------------------------------------------------------------------------------------
   1,900,000   Allegheny County HDA RITES(1,2)                                19.959        11/15/2030          2,952,714
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Allegheny County HEBA (Chatham College)                         5.850        03/01/2022          1,020,150
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Allegheny County HEBA (Chatham College)                         5.950        03/01/2032          1,014,960
-------------------------------------------------------------------------------------------------------------------------
      20,000   Allegheny County HEBA (Robert Morris College)                   6.200        02/15/2010             21,213
-------------------------------------------------------------------------------------------------------------------------
   2,110,000   Allegheny County HEBA (Robert Morris College)                   6.250        02/15/2026          2,147,874
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Allegheny County HEBA (Thiel College)                           5.375        11/15/2029            983,050
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Allegheny County IDA (Airport Special Facilities/US Airways)    8.500        03/01/2021            490,030
-------------------------------------------------------------------------------------------------------------------------
   1,775,000   Allegheny County IDA (Airport Special Facilities/US Airways)    8.875        03/01/2021            869,803
-------------------------------------------------------------------------------------------------------------------------
      15,000   Allegheny County IDA (Kroger Company)                           8.500        05/01/2010             15,037
-------------------------------------------------------------------------------------------------------------------------
   1,145,000   Allegheny County IDA (Residential Resources)                    5.700        09/01/2012          1,144,073
-------------------------------------------------------------------------------------------------------------------------
     905,000   Allegheny County IDA (Residential Resources)                    6.600        09/01/2031            892,276
-------------------------------------------------------------------------------------------------------------------------
     315,000   Allegheny County IDA (USX Corp.)                                5.500        12/01/2029            300,434
-------------------------------------------------------------------------------------------------------------------------
     115,000   Allegheny County IDA (USX Corp.)                                5.600        09/01/2030            111,747
-------------------------------------------------------------------------------------------------------------------------
     700,000   Allegheny County IDA (USX Corp.)                                6.000        01/15/2014            723,002
-------------------------------------------------------------------------------------------------------------------------
      50,000   Allegheny County IDA (USX Corp.)                                6.100        01/15/2018             50,729
-------------------------------------------------------------------------------------------------------------------------
      10,000   Allegheny County IDA (USX Corp.)                                6.100        07/15/2020             10,146
-------------------------------------------------------------------------------------------------------------------------
     290,000   Allegheny County IDA (USX Corp.)                                6.700        12/01/2020            299,579
-------------------------------------------------------------------------------------------------------------------------
      10,000   Allegheny County Residential Finance Authority                  5.625        11/01/2023             10,122
-------------------------------------------------------------------------------------------------------------------------
      25,000   Allegheny County Residential Finance Authority                  6.600        11/01/2014             25,741
-------------------------------------------------------------------------------------------------------------------------
     105,000   Allegheny County Residential Finance Authority                  7.100        05/01/2024            107,425
-------------------------------------------------------------------------------------------------------------------------
      50,000   Armstrong County HA (St. Francis Health Care Services)          6.750        08/15/2012             51,885
-------------------------------------------------------------------------------------------------------------------------
     130,000   Beaver County IDA (Cleveland Electric Illuminating Company)     7.625        05/01/2025            139,478
-------------------------------------------------------------------------------------------------------------------------
   1,055,000   Beaver County IDA (Colt Industries/J&L Specialty Steel)         7.000        06/01/2008          1,054,863
-------------------------------------------------------------------------------------------------------------------------
      75,000   Beaver County IDA (J&L Special Products Corp.)                  6.600        09/01/2010             75,329
-------------------------------------------------------------------------------------------------------------------------
      65,000   Beaver County IDA (J. Ray McDermott & Company)                  6.800        02/01/2009             47,844
-------------------------------------------------------------------------------------------------------------------------
      20,000   Beaver County IDA (St. Joe Minerals Corp.)                      6.000        05/01/2007             20,023
-------------------------------------------------------------------------------------------------------------------------
     145,000   Beaver County IDA (Toledo Edison Company)                       7.625        05/01/2020            155,263
-------------------------------------------------------------------------------------------------------------------------
   2,100,000   Beaver County IDA (Toledo Edison Company)                       7.750        05/01/2020          2,283,981
-------------------------------------------------------------------------------------------------------------------------
      25,000   Beaver County IDA (Toledo Edison Company)                       7.750        05/01/2020             27,190
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Berks County GO MVRICS(1,2)                                    10.940        11/10/2020          1,071,250
-------------------------------------------------------------------------------------------------------------------------
      20,000   Berks County Municipal Authority (Alvernia College)             7.625        11/15/2009             20,587

10 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

  PRINCIPAL                                                                                                  MARKET VALUE
   AMOUNT                                                                     COUPON        MATURITY          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA Continued

 $   750,000   Blair County IDA (Village of PA State)                          6.900%       01/01/2022       $    755,235
-------------------------------------------------------------------------------------------------------------------------
   1,200,000   Blair County IDA (Village of PA State)                          7.000        01/01/2034          1,208,340
-------------------------------------------------------------------------------------------------------------------------
   1,300,000   Bucks County IDA (Chandler Hall Health Care Facility)           6.300        05/01/2029          1,186,094
-------------------------------------------------------------------------------------------------------------------------
   9,870,000   Bucks County IDA (PA Suburban Water Company)                    5.550        09/01/2032         10,168,962
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Bucks County IDA (Pennswood Village)                            6.000        10/01/2027          1,014,120
-------------------------------------------------------------------------------------------------------------------------
     330,000   Bucks County IDA (USX Corp.)                                    5.600        03/01/2033            318,750
-------------------------------------------------------------------------------------------------------------------------
     200,000   Butler County IDA (Witco Corp.)                                 5.850        12/01/2023            175,232
-------------------------------------------------------------------------------------------------------------------------
   2,900,000   Carbon County IDA (Panther Creek Partners)                      6.650        05/01/2010          3,144,731
-------------------------------------------------------------------------------------------------------------------------
       5,000   Charleroi Area School Authority, Series C                       5.750        11/15/2013              5,064
-------------------------------------------------------------------------------------------------------------------------
   7,500,000   Chester County H&EFA (Jenners Pond)(3)                          7.625        07/01/2034          7,423,050
-------------------------------------------------------------------------------------------------------------------------
      95,000   Chester County H&EFA (Devereux Foundation)                      6.000        11/01/2019             98,938
-------------------------------------------------------------------------------------------------------------------------
   2,525,000   Chester Guaranteed Host Community, Series B                     5.800        12/01/2013          2,681,828
-------------------------------------------------------------------------------------------------------------------------
     370,000   Columbia County HA (Bloomsburg Hospital)                        5.900        06/01/2029            307,858
-------------------------------------------------------------------------------------------------------------------------
     750,000   Crawford County HA (Wesbury United Methodist Community)         6.125        08/15/2019            724,995
-------------------------------------------------------------------------------------------------------------------------
      45,000   Cumberland County Municipal Authority (Presbyterian Homes)      6.000        12/01/2017             45,193
-------------------------------------------------------------------------------------------------------------------------
     135,000   Cumberland County Municipal Authority (Presbyterian Homes)      6.000        12/01/2026            137,533
-------------------------------------------------------------------------------------------------------------------------
      10,000   Dauphin County General Authority (Tressler Lutheran Services)   6.800        01/01/2008             10,014
-------------------------------------------------------------------------------------------------------------------------
     200,000   Delaware County Authority (Dunwoody Village)                    6.125        04/01/2020            208,516
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Delaware County Authority (Dunwoody Village)                    6.250        04/01/2030          1,036,510
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Delaware County Authority (Neumann College)                     5.375        10/01/2018            964,350
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Delaware County Authority (Neumann College)                     6.000        10/01/2031          2,528,725
-------------------------------------------------------------------------------------------------------------------------
     750,000   Delaware County Authority (White Horse Village)                 7.625        07/01/2030            775,320
-------------------------------------------------------------------------------------------------------------------------
     500,000   Delaware County IDA (Darby Townhouses)                          5.500        04/01/2032            512,775
-------------------------------------------------------------------------------------------------------------------------
     100,000   Erie County HA (St. Mary's Home of Erie)                        6.000        08/15/2029            105,114
-------------------------------------------------------------------------------------------------------------------------
     100,000   Erie County HA (St. Vincent Hospital & Medical Center)          6.375        07/11/2022            102,372
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Erie HEBA (Mercyhurst College)                                  5.750        03/15/2020          2,007,940
-------------------------------------------------------------------------------------------------------------------------
      70,000   Ferndale Area School District GO                                6.750        07/15/2009             70,304
-------------------------------------------------------------------------------------------------------------------------
      25,000   Gettysburg Municipal Authority (Gettysburg College)             6.500        02/15/2006             25,097
-------------------------------------------------------------------------------------------------------------------------
      50,000   Greensburg Salem School District GO                             6.350        09/15/2012             50,306
-------------------------------------------------------------------------------------------------------------------------
      65,000   Hampton Township School District GO                             6.100        08/15/2015             66,410
-------------------------------------------------------------------------------------------------------------------------
   2,250,000   Indiana County IDA Pollution Control (PSEG Power LLC)           5.850        06/01/2027          2,232,315
-------------------------------------------------------------------------------------------------------------------------
     250,000   Jeannette Health Services Authority
               (Jeannette District Memorial Hospital)                          6.000        11/01/2018            235,392
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Lancaster County HA (Willow Valley Retirement Communities)      5.875        06/01/2021          1,018,820
-------------------------------------------------------------------------------------------------------------------------
   1,650,000   Lancaster County IDA (Garden Spot Village)                      7.625        05/01/2031          1,728,226
-------------------------------------------------------------------------------------------------------------------------
       5,000   Langhorne Manor HEHA (Woods School District)                    6.600        11/15/2010              5,019
-------------------------------------------------------------------------------------------------------------------------
   5,000,000   Lawrence County IDA (Shenango Presbyterian Center)              7.500        11/15/2031          4,855,250
-------------------------------------------------------------------------------------------------------------------------
     450,000   Lebanon County Health Facilities Authority
               (Pleasant View Retirement Community)                            6.625        12/15/2029            436,216
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Lehigh County GPA (Bible Fellowship Church Home)                6.000        12/15/2023            890,790
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Lehigh County GPA (Bible Fellowship Church Home)                7.625        11/01/2021          1,038,480
-------------------------------------------------------------------------------------------------------------------------
     750,000   Lehigh County GPA (Bible Fellowship Church Home)                7.750        11/01/2033            774,300
-------------------------------------------------------------------------------------------------------------------------
      70,000   Lehigh County GPA (Cedar Crest College)                         6.650        04/01/2017             73,709
-------------------------------------------------------------------------------------------------------------------------
      60,000   Lehigh County GPA (Cedar Crest College)                         6.700        04/01/2026             62,292

11 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

  PRINCIPAL                                                                                                  MARKET VALUE
   AMOUNT                                                                     COUPON        MATURITY          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA Continued
-------------------------------------------------------------------------------------------------------------------------

 $    30,000   Lehigh County GPA (Kidspeace Obligated Group)                   5.800%       11/01/2012       $     29,247
-------------------------------------------------------------------------------------------------------------------------
   7,985,000   Lehigh County GPA (Kidspeace Obligated Group)                   6.000        11/01/2018          7,389,559
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Lehigh County GPA (Kidspeace Obligated Group)                   6.000        11/01/2023            886,300
-------------------------------------------------------------------------------------------------------------------------
      20,000   Lehigh County GPA (St. Luke's Hospital)                         6.250        07/01/2022             20,471
-------------------------------------------------------------------------------------------------------------------------
      70,000   Lehigh County IDA (PA Power & Light Company)                    6.150        08/01/2029             75,678
-------------------------------------------------------------------------------------------------------------------------
     150,000   Lehigh County IDA (PA Power & Light Company)                    6.400        11/01/2021            154,735
-------------------------------------------------------------------------------------------------------------------------
      60,000   Lehigh County IDA (PA Power & Light Company)                    6.400        09/01/2029             65,791
-------------------------------------------------------------------------------------------------------------------------
   1,105,000   Luzerne County GO                                               0.000        11/15/2021            376,617
-------------------------------------------------------------------------------------------------------------------------
      30,000   Luzerne County IDA (PA Gas & Water Company)                     7.125        12/01/2022             30,801
-------------------------------------------------------------------------------------------------------------------------
      10,000   Luzerne County IDA (PA Gas & Water Company)                     7.125        12/01/2022             10,382
-------------------------------------------------------------------------------------------------------------------------
     575,000   Luzerne County IDA (PA Gas & Water Company)                     7.200        10/01/2017            588,691
-------------------------------------------------------------------------------------------------------------------------
      10,000   McKean County IDA (Kmart Corp.)(2)                              6.875        04/01/2004              6,135
-------------------------------------------------------------------------------------------------------------------------
   3,470,000   Mercer County IDA
               (Consumers PA Water Company-Shenango Valley Division)           6.000        07/01/2030          3,704,919
-------------------------------------------------------------------------------------------------------------------------
   1,750,000   Monroe County HA (Pocono Medical Center)                        5.500        01/01/2022          1,794,502
-------------------------------------------------------------------------------------------------------------------------
   4,000,000   Monroe County HA (Pocono Medical Center)                        5.625        01/01/2032          4,117,600
-------------------------------------------------------------------------------------------------------------------------
     700,000   Montgomery County HEHA (Philadelphia Geriatric Center)          7.375        12/01/2030            704,067
-------------------------------------------------------------------------------------------------------------------------
      50,000   Montgomery County HEHA (Temple Continuing Care Center)          6.625        07/01/2019             45,265
-------------------------------------------------------------------------------------------------------------------------
   3,150,000   Montgomery County HEHA (Temple Continuing Care Center)          6.750        07/01/2029          2,754,423
-------------------------------------------------------------------------------------------------------------------------
      20,000   Montgomery County HEHA (Waverly Heights)                        6.000        01/01/2008             20,011
-------------------------------------------------------------------------------------------------------------------------
     480,000   Montgomery County IDA (ACTS/BPE Obligated Group)                5.750        11/15/2017            494,381
-------------------------------------------------------------------------------------------------------------------------
   3,065,000   Montgomery County IDA (ACTS/BPE Obligated Group)                5.875        11/15/2022          3,107,236
-------------------------------------------------------------------------------------------------------------------------
   1,750,000   Montgomery County IDA (Meadowood Corp.)                         6.250        12/01/2017          1,659,017
-------------------------------------------------------------------------------------------------------------------------
   3,840,000   Montgomery County IDA (Wordsworth Academy)                      8.000        09/01/2024          4,014,912
-------------------------------------------------------------------------------------------------------------------------
   2,270,000   Montgomery County IDA Resource Recovery                         7.500        01/01/2012          2,316,648
-------------------------------------------------------------------------------------------------------------------------
      25,000   North Allegheny School District GO                              6.350        11/01/2012             25,294
-------------------------------------------------------------------------------------------------------------------------
     800,000   North Penn HHEA (Maple Village)                                 7.800        10/01/2024            802,608
-------------------------------------------------------------------------------------------------------------------------
   1,205,000   North Penn HHEA (Maple Village)                                 8.000        10/01/2032          1,213,001
-------------------------------------------------------------------------------------------------------------------------
      50,000   Northampton County IDA (Metropolitan Edison Company)            6.100        07/15/2021             53,989
-------------------------------------------------------------------------------------------------------------------------
      25,000   Northeastern PA HEA (Kings College)                             6.000        07/15/2018             25,322
-------------------------------------------------------------------------------------------------------------------------
     275,000   Northeastern PA HEA (Wilkes University)                         5.625        10/01/2018            285,505
-------------------------------------------------------------------------------------------------------------------------
      10,000   PA Convention Center Authority, Series A                        6.750        09/01/2019             10,482
-------------------------------------------------------------------------------------------------------------------------
   6,000,000   PA EDFA (Colver)                                                7.150        12/01/2018          6,275,400
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   PA EDFA (Colver)                                                7.050        12/01/2010          1,043,260
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   PA EDFA (Colver)                                                7.125        12/01/2015          1,571,400
-------------------------------------------------------------------------------------------------------------------------
   9,700,000   PA EDFA (National Gypsum Company)                               6.125        11/02/2027          7,867,573
-------------------------------------------------------------------------------------------------------------------------
   5,000,000   PA EDFA (National Gypsum Company)                               6.250        11/01/2027          4,123,600
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   PA EDFA (Northampton Generating)                                6.400        01/01/2009          2,042,480
-------------------------------------------------------------------------------------------------------------------------
   1,450,000   PA EDFA (Northampton Generating)                                6.500        01/01/2013          1,474,012
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   PA EDFA (Northampton Generating)                                6.600        01/01/2019          1,527,105
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   PA EDFA (Northampton Generating)                                6.750        01/01/2007          1,032,480
-------------------------------------------------------------------------------------------------------------------------
   8,660,000   PA EDFA (Sun Company)                                           7.600        12/01/2024          9,257,020
-------------------------------------------------------------------------------------------------------------------------
      35,000   PA Finance Authority Municipal Capital Improvements Program     6.600        11/01/2009             37,532
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   PA HEFA (CA University of PA Student Association)               6.750        09/01/2020          1,564,485
-------------------------------------------------------------------------------------------------------------------------
      30,000   PA HEFA (CA University of PA Student Association)               6.800        09/01/2025             30,981

12 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

  PRINCIPAL                                                                                                  MARKET VALUE
   AMOUNT                                                                     COUPON        MATURITY          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA Continued

 $   740,000   PA HEFA (College of Science & Agriculture)                      5.250%       04/15/2012       $    743,737
-------------------------------------------------------------------------------------------------------------------------
     515,000   PA HEFA (College of Science & Agriculture)                      5.250        04/15/2018            489,832
-------------------------------------------------------------------------------------------------------------------------
   2,250,000   PA HEFA (College of Science & Agriculture)                      5.350        04/15/2028          2,064,600
-------------------------------------------------------------------------------------------------------------------------
   1,800,000   PA HEFA (Geneva College)                                        5.375        04/01/2023          1,719,882
-------------------------------------------------------------------------------------------------------------------------
   2,360,000   PA HEFA (Geneva College)                                        5.450        04/01/2018          2,340,436
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   PA HEFA (Geneva College)                                        6.125        04/01/2022          1,006,050
-------------------------------------------------------------------------------------------------------------------------
   1,095,000   PA HEFA (Gwynedd-Mercy College)                                 5.450        11/01/2026          1,113,779
-------------------------------------------------------------------------------------------------------------------------
     880,000   PA HEFA (Gwynedd-Mercy College)                                 5.500        11/01/2031            897,741
-------------------------------------------------------------------------------------------------------------------------
   3,200,000   PA HEFA (Moravian College)                                      5.375        07/01/2023          3,254,240
-------------------------------------------------------------------------------------------------------------------------
     770,000   PA HEFA (Moravian College)                                      5.375        07/01/2031            779,209
-------------------------------------------------------------------------------------------------------------------------
      20,000   PA HEFA (Philadelphia University)                               6.100        06/01/2030             21,390
-------------------------------------------------------------------------------------------------------------------------
       5,000   PA HEFA (Temple University)                                     7.400        10/01/2010              5,022
-------------------------------------------------------------------------------------------------------------------------
     380,000   PA HEFA (Thomas Jefferson University)                           6.625        08/15/2009            389,181
-------------------------------------------------------------------------------------------------------------------------
      35,000   PA HEFA (University of PA Health Services)                      5.750        01/01/2017             35,915
-------------------------------------------------------------------------------------------------------------------------
      50,000   PA HEFA (University of PA Health Services)                      5.750        01/01/2022             50,634
-------------------------------------------------------------------------------------------------------------------------
      10,000   PA HEFA (University of PA Presbyterian Medical Center)          5.875        01/01/2015             10,359
-------------------------------------------------------------------------------------------------------------------------
     300,000   PA HEFA (University of the Arts)                                5.625        03/15/2025            306,690
-------------------------------------------------------------------------------------------------------------------------
   7,500,000   PA HEFA (UPMC Health System)                                    6.000        01/15/2022          7,748,250
-------------------------------------------------------------------------------------------------------------------------
     125,000   PA HFA (Multifamily FHA Mtg.)                                   8.200        07/01/2024            127,760
-------------------------------------------------------------------------------------------------------------------------
       5,000   PA HFA (Multifamily FHA Mtg.)                                   9.375        08/01/2010              5,103
-------------------------------------------------------------------------------------------------------------------------
      10,000   PA HFA (Rental Hsg.)                                            5.750        07/01/2014             10,311
-------------------------------------------------------------------------------------------------------------------------
   3,080,000   PA HFA (Rental Hsg.)                                            5.800        07/01/2018          3,168,519
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   PA HFA (Single Family Mtg.) RITES(1,2)                         17.393        10/01/2018          2,394,760
-------------------------------------------------------------------------------------------------------------------------
      30,000   PA HFA (Single Family Mtg.), Series 37A                         5.450        10/01/2017             30,685
-------------------------------------------------------------------------------------------------------------------------
      30,000   PA HFA (Single Family Mtg.), Series 37B                         5.600        10/01/2025             30,583
-------------------------------------------------------------------------------------------------------------------------
      15,000   PA HFA (Single Family Mtg.), Series 37B                         5.600        10/01/2025             15,085
-------------------------------------------------------------------------------------------------------------------------
      25,000   PA HFA (Single Family Mtg.), Series 39A                         6.600        04/01/2017             25,867
-------------------------------------------------------------------------------------------------------------------------
      65,000   PA HFA (Single Family Mtg.), Series 39B                         6.750        04/01/2016             67,061
-------------------------------------------------------------------------------------------------------------------------
   1,625,000   PA HFA (Single Family Mtg.), Series 39B                         6.875        10/01/2024          1,684,719
-------------------------------------------------------------------------------------------------------------------------
   2,050,000   PA HFA (Single Family Mtg.), Series 40                          6.800        10/01/2015          2,136,490
-------------------------------------------------------------------------------------------------------------------------
     160,000   PA HFA (Single Family Mtg.), Series 40                          6.900        04/01/2025            165,675
-------------------------------------------------------------------------------------------------------------------------
      10,000   PA HFA (Single Family Mtg.), Series 41B                         6.300        04/01/2009             10,185
-------------------------------------------------------------------------------------------------------------------------
      10,000   PA HFA (Single Family Mtg.), Series 41B                         6.450        10/01/2012             10,307
-------------------------------------------------------------------------------------------------------------------------
      95,000   PA HFA (Single Family Mtg.), Series 41B                         6.650        04/01/2025             98,626
-------------------------------------------------------------------------------------------------------------------------
      15,000   PA HFA (Single Family Mtg.), Series 42                          6.750        10/01/2014             15,621
-------------------------------------------------------------------------------------------------------------------------
      70,000   PA HFA (Single Family Mtg.), Series 42                          6.850        04/01/2025             73,161
-------------------------------------------------------------------------------------------------------------------------
      50,000   PA HFA (Single Family Mtg.), Series 43                          6.850        10/01/2006             52,529
-------------------------------------------------------------------------------------------------------------------------
      25,000   PA HFA (Single Family Mtg.), Series 43                          6.950        04/01/2007             26,289
-------------------------------------------------------------------------------------------------------------------------
      25,000   PA HFA (Single Family Mtg.), Series 43                          6.950        10/01/2007             26,289
-------------------------------------------------------------------------------------------------------------------------
   1,320,000   PA HFA (Single Family Mtg.), Series 44C                         6.650        10/01/2021          1,384,931
-------------------------------------------------------------------------------------------------------------------------
      50,000   PA HFA (Single Family Mtg.), Series 46                          6.200        10/01/2014             52,573
-------------------------------------------------------------------------------------------------------------------------
     140,000   PA HFA (Single Family Mtg.), Series 46                          6.300        10/01/2027            145,564
-------------------------------------------------------------------------------------------------------------------------
      25,000   PA HFA (Single Family Mtg.), Series 47                          5.700        10/01/2016             25,948
-------------------------------------------------------------------------------------------------------------------------
     135,000   PA HFA (Single Family Mtg.), Series 47                          5.700        10/01/2026            137,585
-------------------------------------------------------------------------------------------------------------------------
       5,000   PA HFA (Single Family Mtg.), Series 50B                         6.350        10/01/2027              5,251

13 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

   PRINCIPAL                                                                                                 MARKET VALUE
      AMOUNT                                                                  COUPON        MATURITY           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA Continued

 $   545,000   PA HFA (Single Family Mtg.), Series 51                          5.650%       04/01/2020       $    557,077
-------------------------------------------------------------------------------------------------------------------------
      70,000   PA HFA (Single Family Mtg.), Series 51                          6.300        10/01/2015             72,802
-------------------------------------------------------------------------------------------------------------------------
      90,000   PA HFA (Single Family Mtg.), Series 51                          6.375        04/01/2028             93,937
-------------------------------------------------------------------------------------------------------------------------
     290,000   PA HFA (Single Family Mtg.), Series 52B                         6.250        10/01/2024            302,731
-------------------------------------------------------------------------------------------------------------------------
     500,000   PA HFA (Single Family Mtg.), Series 53A                         6.000        10/01/2015            529,220
-------------------------------------------------------------------------------------------------------------------------
     115,000   PA HFA (Single Family Mtg.), Series 53A                         6.050        04/01/2018            120,461
-------------------------------------------------------------------------------------------------------------------------
      30,000   PA HFA (Single Family Mtg.), Series 53A                         6.150        10/01/2024             31,324
-------------------------------------------------------------------------------------------------------------------------
      20,000   PA HFA (Single Family Mtg.), Series 54A                         6.150        10/01/2022             20,947
-------------------------------------------------------------------------------------------------------------------------
      75,000   PA HFA (Single Family Mtg.), Series 56A                         6.050        10/01/2016             79,543
-------------------------------------------------------------------------------------------------------------------------
   1,090,000   PA HFA (Single Family Mtg.), Series 59A                         5.750        10/01/2023          1,114,928
-------------------------------------------------------------------------------------------------------------------------
   2,085,000   PA HFA (Single Family Mtg.), Series 59A                         5.800        10/01/2029          2,129,369
-------------------------------------------------------------------------------------------------------------------------
      50,000   PA HFA (Single Family Mtg.), Series 60A                         5.850        10/01/2027             51,631
-------------------------------------------------------------------------------------------------------------------------
      20,000   PA HFA (Single Family Mtg.), Series 61A                         5.450        10/01/2021             20,371
-------------------------------------------------------------------------------------------------------------------------
     990,000   PA HFA (Single Family Mtg.), Series 62A                         5.500        10/01/2022          1,010,384
-------------------------------------------------------------------------------------------------------------------------
      20,000   PA HFA (Single Family Mtg.), Series 66A                         5.650        04/01/2029             20,284
-------------------------------------------------------------------------------------------------------------------------
     100,000   PA HFA (Single Family Mtg.), Series 67A                         5.850        10/01/2018            104,934
-------------------------------------------------------------------------------------------------------------------------
      95,000   PA HFA (Single Family Mtg.), Series 67A                         5.900        10/01/2030             98,493
-------------------------------------------------------------------------------------------------------------------------
   1,960,000   PA HFA (Single Family Mtg.), Series 69A                         6.250        04/01/2031          2,067,055
-------------------------------------------------------------------------------------------------------------------------
   4,740,000   PA HFA (Single Family Mtg.), Series 70A                         5.800        04/01/2027          4,934,577
-------------------------------------------------------------------------------------------------------------------------
     230,000   PA HFA (Single Family Mtg.), Series 72A                         5.250        04/01/2021            232,417
-------------------------------------------------------------------------------------------------------------------------
     155,000   PA HFA (Single Family Mtg.), Series 73A                         5.350        10/01/2022            157,186
-------------------------------------------------------------------------------------------------------------------------
   2,850,000   PA HFA (Single Family Mtg.), Series 73A RITES(1,2)             15.358        10/01/2022          3,010,740
-------------------------------------------------------------------------------------------------------------------------
  10,345,000   PA HFA (Single Family Mtg.), Series 74B(3)                      5.150        10/01/2022         10,366,104
-------------------------------------------------------------------------------------------------------------------------
      30,000   PA HFA Linked BPO                                               6.100        10/01/2013             31,006
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   PA HFA RITES(1,2)                                              15.051        04/01/2021          2,084,080
-------------------------------------------------------------------------------------------------------------------------
   2,250,000   PA Higher Education Assistance Agency RIBS(1,2)                10.723        03/01/2022          2,345,625
-------------------------------------------------------------------------------------------------------------------------
      35,000   PA Higher Education Assistance Agency, Series C                 6.400        03/01/2022             35,844
-------------------------------------------------------------------------------------------------------------------------
     195,000   PA Higher Education Assistance Agency, Series D                 6.050        01/01/2019            200,164
-------------------------------------------------------------------------------------------------------------------------
     180,000   PA Turnpike Commission                                          5.500        12/01/2017            184,201
-------------------------------------------------------------------------------------------------------------------------
      75,000   PA Turnpike Commission                                          6.000        12/01/2017             77,482
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Philadelphia Airport Authority for Industrial Devel.
               RITES(1,2)                                                     15.075        07/01/2022          2,199,000
-------------------------------------------------------------------------------------------------------------------------
      25,000   Philadelphia Airport System, Series A                           5.750        06/15/2010             26,561
-------------------------------------------------------------------------------------------------------------------------
     130,000   Philadelphia Airport System, Series A                           6.000        06/15/2015            138,042
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Philadelphia Gas Works RITES(1,2)                              15.500        08/01/2021          2,228,200
-------------------------------------------------------------------------------------------------------------------------
      20,000   Philadelphia Gas Works, Series 14                               6.375        07/01/2014             21,196
-------------------------------------------------------------------------------------------------------------------------
     105,000   Philadelphia Gas Works, Series 14                               6.375        07/01/2026            111,141
-------------------------------------------------------------------------------------------------------------------------
      40,000   Philadelphia H&HEFA (Frankford Hospital)                        6.000        06/01/2023             41,145
-------------------------------------------------------------------------------------------------------------------------
   2,605,000   Philadelphia H&HEFA (Jeanes Health System)                      6.600        07/01/2010          2,720,349
-------------------------------------------------------------------------------------------------------------------------
     635,000   Philadelphia H&HEFA (Jeanes Hospital)                           5.875        07/01/2017            617,766
-------------------------------------------------------------------------------------------------------------------------
      10,000   Philadelphia H&HEFA (Temple University Hospital)                6.500        11/15/2008             10,621
-------------------------------------------------------------------------------------------------------------------------
   1,420,000   Philadelphia H&HEFA (Temple University Hospital)                6.625        11/15/2023          1,429,415
-------------------------------------------------------------------------------------------------------------------------
   3,870,000   Philadelphia IDA (Air Cargo)                                    7.500        01/01/2025          3,873,793
-------------------------------------------------------------------------------------------------------------------------
     150,000   Philadelphia IDA (American College of Physicians)               6.000        06/15/2030            159,102
-------------------------------------------------------------------------------------------------------------------------
      70,000   Philadelphia IDA (Baker's Bay Nursing Home Associates)          5.750        08/01/2023             71,453
-------------------------------------------------------------------------------------------------------------------------
   5,450,000   Philadelphia IDA (Baptist Home of Philadelphia)                 5.600        11/15/2028          4,454,231

14 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

  PRINCIPAL                                                                                                  MARKET VALUE
   AMOUNT                                                                     COUPON        MATURITY          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA Continued

 $ 3,150,000   Philadelphia IDA (First Mtg. - CPAP)                            6.125%       04/01/2019       $  2,880,675
---------------------------------------------------------------------------------------------------------------------------
   2,000,000   Philadelphia IDA (International Educational & Community Project)5.875        06/01/2022          2,046,080
-------------------------------------------------------------------------------------------------------------------------
   3,000,000   Philadelphia IDA (International Educational & Community Project)6.000        06/01/2032          3,075,120
-------------------------------------------------------------------------------------------------------------------------
      25,000   Philadelphia IDA (The Franklin Institute)                       5.200        06/15/2018             24,081
-------------------------------------------------------------------------------------------------------------------------
     100,000   Philadelphia Municipal Authority, Series A                      5.625        11/15/2018            103,306
-------------------------------------------------------------------------------------------------------------------------
      75,000   Philadelphia Municipal Authority, Series B                      6.400        11/15/2016             77,248
-------------------------------------------------------------------------------------------------------------------------
      10,000   Philadelphia Municipal Authority, Series D                      6.300        07/15/2017             10,202
-------------------------------------------------------------------------------------------------------------------------
      10,000   Philadelphia Redevelopment Authority                           10.250        06/01/2017             10,142
-------------------------------------------------------------------------------------------------------------------------
     120,000   Philadelphia Redevelopment Authority (FHA Title I Insured Loan) 6.100        06/01/2017            125,983
-------------------------------------------------------------------------------------------------------------------------
     210,000   Philadelphia Redevelopment Authority (Multifamily Hsg.)         5.450        02/01/2023            213,749
-------------------------------------------------------------------------------------------------------------------------
   2,100,000   Philadelphia Regional Port Authority MVRICS(1)                 10.740        09/01/2020          2,237,151
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Philadelphia School District GO RITES(1,2)                     16.565        08/01/2022          2,476,960
-------------------------------------------------------------------------------------------------------------------------
      10,000   Pittsburgh URA (FHA Insured Mtg.), Series C                     7.000        08/01/2006             10,203
-------------------------------------------------------------------------------------------------------------------------
     100,000   Pittsburgh URA (Multifamily FHA Mtg.), Series A                 9.250        12/01/2027            102,685
-------------------------------------------------------------------------------------------------------------------------
      45,000   Pittsburgh URA Mtg., Series A                                   6.050        10/01/2026             46,629
-------------------------------------------------------------------------------------------------------------------------
      40,000   Pittsburgh URA Mtg., Series A                                   7.250        02/01/2024             40,805
-------------------------------------------------------------------------------------------------------------------------
   2,680,000   Pittsburgh URA Mtg., Series B                                   7.100        04/01/2024          2,795,642
-------------------------------------------------------------------------------------------------------------------------
      10,000   Pittsburgh URA Mtg., Series C                                   5.700        04/01/2030             10,160
-------------------------------------------------------------------------------------------------------------------------
     110,000   Pittsburgh URA Mtg., Series C                                   5.950        10/01/2029            113,652
-------------------------------------------------------------------------------------------------------------------------
   1,385,000   Pittsburgh URA Mtg., Series C                                   6.550        04/01/2028          1,436,453
-------------------------------------------------------------------------------------------------------------------------
      50,000   Pittsburgh URA Mtg., Series H                                   6.850        04/01/2016             50,635
-------------------------------------------------------------------------------------------------------------------------
   1,020,000   Reading School District GO, Series A                            0.000        01/15/2018            456,878
-------------------------------------------------------------------------------------------------------------------------
   1,750,000   Reading School District GO, Series A                            0.000        01/15/2021            638,470
-------------------------------------------------------------------------------------------------------------------------
   3,840,000   Reading School District GO, Series A                            0.000        01/15/2023          1,230,950
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Sayre Health Care Facilities (Guthrie Healthcare System)(6)     1.000        12/01/2031          2,057,900
-------------------------------------------------------------------------------------------------------------------------
   2,060,000   Sayre Health Care Facilities (Guthrie Healthcare System)        5.750        12/01/2021          2,091,559
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Sayre Health Care Facilities (Guthrie Healthcare System)        5.875        12/01/2031          1,015,850
-------------------------------------------------------------------------------------------------------------------------
     590,000   Sayre Health Care Facilities (VHA PA/VHA East Financing Program)6.375        07/01/2022            604,048
-------------------------------------------------------------------------------------------------------------------------
     550,000   Schuylkill County IDA (Schuylkill Energy Resources)             6.500        01/01/2010            567,837
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Somerset County HA (Somerset Community Hospital)                5.450        03/01/2032          1,012,830
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Southcentral General Authority (Hanover Hospital)               5.350        12/01/2024          1,007,910
-------------------------------------------------------------------------------------------------------------------------
      95,000   St. Mary Hospital Authority (Catholic Health Initiatives)       5.000        12/01/2028             93,369
-------------------------------------------------------------------------------------------------------------------------
      50,000   Upper Merion Area School District GO                            5.500        09/01/2016             50,903
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   West Cornwall Township Municipal Authority
               (Elizabethtown College)                                         6.000        12/15/2022          1,018,200
-------------------------------------------------------------------------------------------------------------------------
     300,000   West Shore Area HA (Holy Spirit Hospital)                       6.250        01/01/2032            303,918
-------------------------------------------------------------------------------------------------------------------------
   1,580,000   Westmoreland County IDA (Redstone Health Care Facilities)       5.850        11/15/2029          1,365,057
-------------------------------------------------------------------------------------------------------------------------
     500,000   Westmoreland County IDA (Redstone Health Care Facilities)       8.000        11/15/2023            524,790
-------------------------------------------------------------------------------------------------------------------------
       5,000   York City School District GO                                    5.700        03/01/2013              5,101
-------------------------------------------------------------------------------------------------------------------------
      45,000   York Hsg. Corp. Mtg., Series A                                  6.875        11/01/2009             46,681
                                                                                                             ------------
                                                                                                              279,487,914

-------------------------------------------------------------------------------------------------------------------------
 LOUISIANA--0.7%
   2,330,000   LA Tobacco Settlement Financing Corp. (TASC)                    5.875        05/15/2039          2,113,520

15 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

   PRINCIPAL                                                                                                 MARKET VALUE
      AMOUNT                                                                  COUPON        MATURITY           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------

 U.S. POSSESSIONS--7.7%
 $ 2,500,000   Guam EDA (TASC)                                                 5.500%       05/15/2041       $  2,477,975
-------------------------------------------------------------------------------------------------------------------------
      60,000   Northern Mariana Islands, Series A                              6.000        06/01/2014             64,874
   1,485,000   Northern Mariana Islands, Series A                              6.600        03/15/2028          1,542,113
   7,820,000   Puerto Rico Children's Trust Fund (TASC)                        6.000        07/01/2026          8,198,097
      10,000   Puerto Rico HFC                                                 7.500        10/01/2015             10,526
      30,000   Puerto Rico Infrastructure                                      7.500        07/01/2009             30,546
       5,000   Puerto Rico Infrastructure                                      7.900        07/01/2007              5,106
   2,895,000   Puerto Rico Port Authority (American Airlines)                  6.250        06/01/2026          2,240,875
   1,155,000   Puerto Rico Port Authority (American Airlines)                  6.300        06/01/2023            911,480
     115,000   Puerto Rico Port Authority, Series D                            7.000        07/01/2014            119,255
   1,071,767   Puerto Rico Rio Grande Construction Equipment Lease(2,4,5)      8.000        12/10/2003            940,475
     230,000   Puerto Rico Urban Renewal & Hsg. Corp.                          7.875        10/01/2004            234,186
     950,000   V.I. Public Finance Authority                                   5.625        10/01/2025            957,647
   3,035,000   V.I. Public Finance Authority                                   6.125        10/01/2029          3,215,825
   1,500,000   V.I. Public Finance Authority                                   6.375        10/01/2019          1,657,951
                                                                                                             ------------
                                                                                                               22,606,931

-------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $298,639,485)--103.9%                                                      304,208,365
-------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(3.9)                                                                 (11,327,207)
                                                                                                             ------------
 NET ASSETS--100.0%                                                                                          $292,881,158
                                                                                                             ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTING OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS    Adult Communities Total Services
BPE     Brittany Pointe Estates
BPO     Bond Payment Obligation
CPAP    Crime Prevention Association of Philadelphia
EDFA    Economic Development Finance Authority
FHA     Federal Housing Authority
GO      General Obligation
GPA     General Purpose Authority
H&EFA   Health and Education Facilities Authority
H&HEFA  Hospitals and Higher Education Facilities Authority
HA      Hospital Authority
HDA     Hospital Development Authority
HEA     Hospital and Education Authority
HEBA    Higher Education Building Authority
HEFA    Higher Educational Facilities Authority
HEHA    Higher Education and Health Authority
HFA     Housing Finance Agency
HFC     Housing Finance Corporation
HHEA    Health, Hospital and Education Authority
IDA     Industrial Development Authority
MVRICS  Municipal Variable Rate Inverse Class Securities
PSEG    Public Service Enterprise Group
RIBS    Residual Interest Bonds
RITES   Residual Interest Tax Exempt Security
TASC    Tobacco Settlement Asset-Backed Bonds
UPMC    University of Pittsburgh Medical Center
URA     Urban Redevelopment Authority
V.I.    United States Virgin Islands
VHA     Voluntary Hospitals of America

1. Represents the current interest rate for a variable rate bond known as an
"inverse floater". See Note 1 of Notes to Financial Statements.
2. Identifies issues considered to be illiquid--See Note 5 of Notes to Financial
Statements.
3. When-issued security to be delivered and settled after July 31, 2002.
4. Issuer is in default.
5. Non-income-accruing security.
6. Represents the current interest rate for a variable or increasing rate security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

 FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
 INDUSTRY CONCENTRATIONS  JULY 31, 2002
--------------------------------------------------------------------------------

 DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
 INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                                                   MARKET VALUE          PERCENT
----------------------------------------------------------------------------------------------------------------------------

 Adult Living Facilities                                                                  $   43,039,256               14.2%
 Hospital/Health Care                                                                         40,453,304               13.3
 Higher Education                                                                             36,878,846               12.1
 Single Family Housing                                                                        32,390,982               10.6
 Resource Recovery                                                                            30,252,373                9.9
 Not-for-Profit Organization                                                                  17,365,080                5.7
 Multifamily Housing                                                                          14,728,874                4.8
 Water Utilities                                                                              14,503,755                4.8
 Special Assessment                                                                           12,800,074                4.2
 Manufacturing, Durable Goods                                                                 12,039,017                4.0
 Marine/Aviation Facilities                                                                   10,283,114                3.4
 Education                                                                                     9,021,194                3.0
 Pollution Control                                                                             8,308,231                2.7
 Sales Tax Revenue                                                                             5,904,606                1.9
 General Obligation                                                                            5,371,215                1.8
 Airlines                                                                                      4,512,188                1.5
 Student Loans                                                                                 2,581,633                0.8
 Gas Utilities                                                                                 2,360,537                0.8
 Municipal Leases                                                                              1,131,231                0.4
 Highways/Railways                                                                               261,683                0.1
 Manufacturing, Non-Durable Goods                                                                 21,172                0.0
                                                                                            --------------------------------
 Total                                                                                      $304,208,365              100.0%
                                                                                            ================================

--------------------------------------------------------------------------------
 SUMMARY OF RATINGS  JULY 31, 2002 / UNAUDITED
--------------------------------------------------------------------------------

 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL
 INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATING                                                                                                             PERCENT
----------------------------------------------------------------------------------------------------------------------------

 AAA                                                                                                                   15.6%
 AA                                                                                                                    21.0
 A                                                                                                                     12.1
 BBB                                                                                                                   28.7
 BB                                                                                                                     5.0
 B                                                                                                                      4.0
 CCC                                                                                                                    0.5
 CC                                                                                                                     0.0
 C                                                                                                                      0.0
 D                                                                                                                      0.0
 Not Rated                                                                                                             13.1
                                                                                                                      ------
 Total                                                                                                                100.0%
                                                                                                                      ======

 Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated"
 category.

17 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2002

==========================================================================================================================
 ASSETS
--------------------------------------------------------------------------------------------------------------------------

 Investments, at value (cost $298,639,485)--see accompanying statement                                       $304,208,365
--------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                             174,510
--------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                                       4,745,447
 Shares of beneficial interest sold                                                                             2,940,574
 Other                                                                                                              3,098
                                                                                                             -------------
 Total assets                                                                                                 312,071,994

==========================================================================================================================
 LIABILITIES
--------------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $17,847,497 purchased on a when-issued basis)                                17,982,278
 Dividends                                                                                                        875,490
 Shares of beneficial interest redeemed                                                                           190,031
 Distribution and service plan fees                                                                                35,492
 Trustees' compensation                                                                                            25,947
 Shareholder reports                                                                                               22,960
 Transfer and shareholder servicing agent fees                                                                     22,688
 Other                                                                                                             35,950
                                                                                                             -------------
 Total liabilities                                                                                             19,190,836

==========================================================================================================================
 NET ASSETS                                                                                                  $292,881,158
                                                                                                             =============

==========================================================================================================================
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
 Paid-in capital                                                                                             $292,768,832
--------------------------------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                                                           (690,980)
--------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                                      (4,765,574)
--------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                                     5,568,880
                                                                                                             -------------
 NET ASSETS                                                                                                  $292,881,158
                                                                                                             =============

==========================================================================================================================
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $144,592,318 and 12,498,656
 shares of beneficial interest outstanding)                                                                        $11.57
 Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)                   $12.15
--------------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering
 price per share (based on net assets of $101,125,907 and 8,744,052 shares of beneficial interest outstanding)     $11.57
--------------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price
 per share (based on net assets of $47,162,933 and 4,080,968 shares of beneficial interest outstanding)            $11.56

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF OPERATIONS

 FOR THE YEAR ENDED JULY 31, 2002
==========================================================================================================================
 INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------

 Interest                                                                                                     $15,769,424

==========================================================================================================================
 EXPENSES
--------------------------------------------------------------------------------------------------------------------------
 Management fees                                                                                                1,358,312
--------------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                                          173,390
 Class B                                                                                                          680,767
 Class C                                                                                                          299,263
--------------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                                                    154,254
--------------------------------------------------------------------------------------------------------------------------
 Interest expense                                                                                                  64,663
--------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                       19,727
--------------------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                               16,107
--------------------------------------------------------------------------------------------------------------------------
 Other                                                                                                             25,812
                                                                                                             -------------
 Total expenses                                                                                                 2,792,295
 Less reduction to custodian expenses                                                                             (10,838)
                                                                                                             -------------
 Net expenses                                                                                                   2,781,457

==========================================================================================================================
 NET INVESTMENT INCOME                                                                                         12,987,967

==========================================================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
 Net realized loss on investments                                                                                (891,365)
--------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                                           4,004,254
                                                                                                             -------------
 Net realized and unrealized gain                                                                               3,112,889

==========================================================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                         $16,100,856
                                                                                                             =============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

 YEAR ENDED JULY 31,                                                                                2002             2001
==========================================================================================================================
 OPERATIONS
--------------------------------------------------------------------------------------------------------------------------

 Net investment income                                                                      $ 12,987,967     $  6,654,528
--------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                              (891,365)      (1,078,005)
--------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                                         4,004,254        4,502,489
                                                                                            ------------------------------
 Net increase in net assets resulting from operations                                         16,100,856       10,079,012

==========================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                                                      (7,383,457)      (4,783,165)
 Class B                                                                                      (4,061,062)      (1,734,007)
 Class C                                                                                      (1,787,351)        (590,401)

==========================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                                      42,964,197       34,191,262
 Class B                                                                                      47,176,497       30,306,379
 Class C                                                                                      27,229,342       12,533,212

==========================================================================================================================
 NET ASSETS
--------------------------------------------------------------------------------------------------------------------------

 Total increase                                                                              120,239,022       80,002,292
--------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                         172,642,136       92,639,844
                                                                                            ------------------------------
 End of period [including overdistributed net investment
 income of $690,980 and $447,077, respectively]                                             $292,881,158     $172,642,136
                                                                                            ==============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

 CLASS A        YEAR ENDED JULY 31,                                2002         2001        2000          1999       1998
===========================================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period                             $11.46       $11.28      $12.08        $12.42     $12.45
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                               .70          .67         .67           .63        .61
 Net realized and unrealized gain (loss)                             .11          .21        (.81)         (.37)        --
                                                                  ---------------------------------------------------------
 Total from investment operations                                    .81          .88        (.14)          .26        .61
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                               (.70)        (.70)       (.66)         (.60)      (.64)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $11.57       $11.46      $11.28        $12.08     $12.42
                                                                  =========================================================

===========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                                7.36%        8.10%      (1.00)%        2.01%      4.99%
---------------------------------------------------------------------------------------------------------------------------

===========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                       $144,592     $100,222     $64,336       $72,794    $68,720
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $120,251     $ 77,048     $67,252       $71,835    $69,202
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                              6.03%        5.84%       5.93%         5.03%      4.82%
 Expenses                                                           0.85%        0.94%       1.10%         0.95%      1.00%(3)
 Expenses, net of interest expense, and reduction
 to custodian expenses and/or voluntary waiver of expenses          0.82%        0.87%       0.93%         0.90%      0.93%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              39%          58%         98%           37%        35%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been  calculated  without  adjustment  for the reduction to custodian expenses.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

 CLASS B        YEAR ENDED JULY 31,                                 2002         2001        2000          1999       1998
===========================================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period                             $11.46       $11.27      $12.07        $12.42     $12.45
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                               .62          .59         .58           .53        .52
 Net realized and unrealized gain (loss)                             .11          .22        (.81)         (.38)        --
                                                                -----------------------------------------------------------
 Total from investment operations                                    .73          .81        (.23)          .15        .52
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                               (.62)        (.62)       (.57)         (.50)      (.55)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $11.57       $11.46      $11.27        $12.07     $12.42
                                                                ===========================================================

===========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                                6.55%        7.40%      (1.75)%        1.16%      4.20%
---------------------------------------------------------------------------------------------------------------------------

===========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                       $101,126      $52,926     $21,696       $24,206    $22,124
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $ 75,772      $32,037     $21,368       $23,845    $20,969
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                              5.26%        5.03%       5.16%         4.26%      4.10%
 Expenses                                                           1.61%        1.68%       1.96%         1.80%      1.75%(3)
 Expenses, net of interest expense, and reduction
 to custodian expenses and/or voluntary waiver of expenses          1.58%        1.62%       1.68%         1.65%      1.68%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              39%          58%         98%           37%        35%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

 CLASS C        YEAR ENDED JULY 31,                                 2002         2001        2000          1999       1998
===========================================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period                             $11.45       $11.27      $12.07        $12.41     $12.44
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                               .61          .57         .57           .53        .51
 Net realized and unrealized gain (loss)                             .12          .23        (.80)         (.37)        --
                                                                -----------------------------------------------------------
 Total from investment operations                                    .73          .80        (.23)          .16        .51
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                               (.62)        (.62)       (.57)         (.50)      (.54)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $11.56       $11.45      $11.27        $12.07     $12.41
                                                                ===========================================================

===========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                                6.55%        7.30%      (1.75)%        1.25%      4.20%
---------------------------------------------------------------------------------------------------------------------------

===========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                        $47,163      $19,494      $6,607        $5,826     $5,198
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                               $33,327      $10,913      $5,542        $5,867     $4,063
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                              5.26%        5.01%       5.16%         4.26%      4.28%
 Expenses                                                           1.61%        1.68%       1.95%         1.80%      1.76%(3)
 Expenses, net of interest expense, and reduction
 to custodian expenses and/or voluntary waiver of expenses          1.58%        1.62%       1.68%         1.65%      1.67%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              39%          58%         98%           37%        35%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Pennsylvania Municipal Fund (the Fund) is a separate series of
 Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities, consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC).
 All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes
 A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS. Delivery and
 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the
 Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2002, the Fund had entered into when-issued purchase or forward commitments of $17,847,497.

--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
 As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
 Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $23,000,480 as of July 31, 2002. Including the effect of leverage, inverse floaters represent 16.63% of the Fund's total assets as of July 31, 2002.

24 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2002, securities with an aggregate market value of $940,475 representing 0.32% of the Fund's net assets, were in default.
      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.

 As of July 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                            EXPIRING
                            ------------------------------------------------
                            2003                                   $ 290,707
                            2004                                      27,458
                            2006                                     292,959
                            2007                                     106,698
                            2008                                     321,862
                            2009                                   2,177,266
                            2010                                   1,365,649
                                                                  ----------
                            TOTAL                                 $4,582,599
                                                                  ==========

 As of July 31, 2002, the Fund had approximately $183,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011.

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 July 31, 2002, the Fund's projected benefit obligations were increased by
 $3,612 and payments of $2,334 were made to retired trustees, resulting in an accumulated liability of $25,846 as of July 31, 2002.

25 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
      The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $834,493. Accumulated net realized loss on investments was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

 The tax character of distributions paid during the years ended July 31, 2002 and July 31, 2001 was as follows:
                                                   YEAR ENDED       YEAR ENDED
                                                JULY 31, 2002    JULY 31, 2001
                 -------------------------------------------------------------
                 Distributions paid from:
                 Exempt-interest dividends        $13,231,870       $7,107,573
                 Long-term capital gain                    --               --
                 Return of capital                         --               --
                                                  ----------------------------
                 Total                            $13,231,870       $7,107,573
                                                  ============================

 As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:
                 Overdistributed net investment income       $  (690,980)
                 Accumulated net realized loss                (4,765,574)
                 Net unrealized appreciation                   5,568,880
                                                             -----------
                 Total                                       $   112,326
                                                             ===========

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

26 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                            YEAR ENDED JULY 31, 2002              YEAR ENDED JULY 31, 2001
                                                             SHARES           AMOUNT              SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------

 CLASS A
 Sold                                                     4,682,260     $ 53,495,965           3,777,756      $ 42,526,488
 Dividends and/or distributions reinvested                  322,303        3,678,979             219,466         2,474,677
 Redeemed                                                (1,248,217)     (14,210,747)           (959,842)      (10,809,903)
                                                         ------------------------------------------------------------------
 Net increase                                             3,756,346     $ 42,964,197           3,037,380      $ 34,191,262
                                                         ==================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                                     4,526,817     $ 51,733,814           3,044,797      $ 34,261,850
 Dividends and/or distributions reinvested                  173,331        1,977,100              79,028           890,543
 Redeemed                                                  (574,433)      (6,534,417)           (430,079)       (4,846,014)
                                                         ------------------------------------------------------------------
 Net increase                                             4,125,715     $ 47,176,497           2,693,746      $ 30,306,379
                                                         ==================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                                     2,612,530     $ 29,865,127           1,363,466      $ 15,314,293
 Dividends and/or distributions reinvested                  102,798        1,171,471              37,913           426,980
 Redeemed                                                  (336,326)      (3,807,256)           (285,823)       (3,208,061)
                                                         ------------------------------------------------------------------
 Net increase                                             2,379,002     $ 27,229,342           1,115,556      $ 12,533,212
                                                         ==================================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2002, were
 $224,328,298 and $90,440,958, respectively.

 As of July 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $298,639,485 was composed of:
                        Gross unrealized appreciation                $9,414,298
                        Gross unrealized depreciation                (3,845,418)
                                                                     ----------
                        Net unrealized appreciation                  $5,568,880
                                                                     ==========

 The difference between book-basis and tax-basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.60% of the first $200 million of average annual net assets, 0.55% of the next
 $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million,
 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion. Effective January 1, 2002, the Manager has voluntarily agreed to waive advisory fees at an annual rate equal to 0.05% of the Fund's average daily net assets if the Fund's trailing one year performance percentile at the end of the preceding quarter is in the fourth or fifth quintile of the
 Fund's Lipper peer group. The foregoing waiver is voluntary and may be terminated by the Manager at any time. The Fund's management fee for the year ended July 31, 2002 was an annualized rate of 0.59%.

27 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES  Continued
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS $22.50 per account fee.
      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.
      The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                  AGGREGATE           CLASS A         CONCESSIONS         CONCESSIONS         CONCESSIONS
                                  FRONT-END          FRONT-END         ON CLASS A          ON CLASS B          ON CLASS C
                              SALES CHARGES      SALES CHARGES             SHARES              SHARES              SHARES
                                 ON CLASS A        RETAINED BY        ADVANCED BY         ADVANCED BY         ADVANCED BY
 YEAR ENDED                          SHARES        DISTRIBUTOR        DISTRIBUTOR(1)      DISTRIBUTOR(1)      DISTRIBUTOR(1)
-------------------------------------------------------------------------------------------------------------------------

 July 31, 2002                   $1,342,756           $254,020            $20,251          $1,942,287            $256,782

                                    CLASS A                               CLASS B                                 CLASS C
                        CONTINGENT DEFERRED                   CONTINGENT DEFERRED                     CONTINGENT DEFERRED
                              SALES CHARGES                         SALES CHARGES                           SALES CHARGES
 YEAR ENDED         RETAINED BY DISTRIBUTOR               RETAINED BY DISTRIBUTOR                 RETAINED BY DISTRIBUTOR
-------------------------------------------------------------------------------------------------------------------------
 July 31, 2002                       $3,889                              $120,115                                  $8,974

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of
 Class A shares of the Fund. For the year ended July 31, 2002 , payments under the Class A Plan totaled $173,390, all of which were paid by the Distributor to recipients, and included $11,549 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
 adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of
 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan.

 Distribution fees paid to the Distributor for the year ended July 31, 2002, were as follows:

                                                                                                            DISTRIBUTOR'S
                                                                                       DISTRIBUTOR'S            AGGREGATE
                                                                                           AGGREGATE         UNREIMBURSED
                                                                                        UNREIMBURSED        EXPENSES AS %
                                           TOTAL PAYMENTS      AMOUNT RETAINED              EXPENSES        OF NET ASSETS
                                               UNDER PLAN       BY DISTRIBUTOR            UNDER PLAN             OF CLASS
-------------------------------------------------------------------------------------------------------------------------

 Class B Plan                                    $680,767             $632,581            $3,757,233                 3.72%
 Class C Plan                                     299,263              208,395               464,212                 0.98

28 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of July 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July
 31, 2002 was $21,709,939, which represents 7.41% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow up to 5% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other
 Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $250 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%.
 The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      The Fund had no borrowings outstanding at July 31, 2002. For the year ended July 31, 2002, the average monthly loan balance was $2,481,020 at an average interest rate of 2.514%. The Fund had gross borrowings and gross loan repayments of $51,700,000 and $50,300,000, respectively, during the year ended
 July 31, 2002. The maximum amount of borrowings outstanding at any month-end was $9,000,000. The Fund paid $1,334 in commitment fees during the year ended
 July 31, 2002.

                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS

Below   are    summaries   of   the   rating    definitions    used   by   the
nationally-recognized  rating agencies listed below for municipal  securities.
Those ratings  represent the opinion of the agency as to the credit quality of issues that they rate. The summaries  below are based upon  publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. { ("Moody's")}
------------------------------------------------------------------------------

Long-Term Bond Ratings

Aaa:  Bonds  rated  "Aaa" are  judged to be the best  quality.  They carry the smallest  degree of  investment  risk.  Interest  payments are  protected by a large or by an  exceptionally  stable  margin and  principal is secure.  While the various protective  elements are likely to change, the changes that can be expected  are most  unlikely to impair the  fundamentally  strong  position of such issues.

Aa:  Bonds  rated  "Aa" are  judged to be of high  quality  by all  standards.
Together  with the "Aaa" group,  they  comprise  what are  generally  known as high-grade  bonds.  They are rated lower than the best bonds  because  margins of protection  may not be as large as with Aaa  securities or  fluctuation  of protective  elements  may be of  greater  amplitude  or  there  may  be  other elements  present which make the long-term  risk appear  somewhat  larger than the of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment  attributes and are to be considered  as  upper-medium-grade  obligations.  Factors  giving  security to principal  and  interest are  considered  adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations;  that is, they are  neither  highly  protected  nor poorly  secured.  Interest  payments  and principal  security  appear  adequate  for the present but certain  protective elements  may be  lacking  or may be  characteristically  unreliable  over any great length of time. Such bonds lack outstanding  investment  characteristics and have speculative characteristics as well.

Ba:  Bonds rated "Ba" are judged to have  speculative  elements.  Their future cannot be  considered  well-assured.  Often the  protection  of  interest  and principal  payments  may be very  moderate  and thereby  not well  safeguarded during  both good and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

B:  Bonds  rated  "B"  generally   lack   characteristics   of  the  desirable
investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing.  Such issues may be in default or there  may be  present  elements  of  danger  with  respect  to  principal  or interest.

Ca: Bonds rated "Ca"  represent  obligations  which are  speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds  rated "C" are the lowest  class of rated  bonds and can be  regarded as having  extremely  poor  prospects of ever  attaining  any real  investment standing.

Con. (...):  Bonds for which the security  depends on the completion of some act or the fulfillment of some condition are rated conditionally.  These bonds are secured by (a)  earnings  of  projects  under  construction,  (b)  earnings of projects  unseasoned  in  operating  experience,  (c) rentals  that begin when facilities  are  completed,  or (d)  payments  to which  some  other  limiting condition attaches.  The parenthetical  rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.
Moody's  applies  numerical  modifiers  1,  2,  and 3 in each  generic  rating classification  from "Aa" through  "Caa." The modifier "1" indicates  that the obligation  ranks  in the  higher  end of its  generic  rating  category;  the modifier "2" indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating  category.  Advanced  refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - U.S. Tax-Exempt Municipals

There are three ratings for short-term  obligations that are investment grade.
Short-term  speculative  obligations  are  designated  "SG." For variable rate demand  obligations,  a  two-component  rating is  assigned.  The first  (MIG)
element  represents an evaluation by Moody's of the degree of risk  associated with  scheduled  principal and interest  payments.  The second  element (VMIG)
represents  an  evaluation  of the degree of risk  associated  with the demand feature.

MIG  1/VMIG 1:  Denotes  superior  credit  quality.  Excellent  protection  is afforded by  established  cash flows,  highly  reliable  liquidity  support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes strong credit  quality.  Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes  acceptable  credit  quality.  Liquidity  and  cash-flow protection  may be narrow,  and market access for  refinancing is likely to be less well established.

SG:  Denotes  speculative-grade  credit  quality.  Debt  instruments  in  this category may lack margins of protection.

Standard & Poor's {Ratings Services, a division of The McGraw-Hill  Companies,
Inc. ("Standard & Poor's")} [Rating Services]
------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA:  Bonds  rated  {`AAA'  has}["AAA"  have] the highest  rating  assigned by
Standard & Poor's. The obligor's capacity to meet its financial  commitment on the obligation is extremely strong.

AA:  Bonds  rated  {`AA'  differs}["AA"  differ]  from  the  highest  {-}rated obligations  only  in  small  degree.  The  obligor's  capacity  to  meet  its financial commitment on the obligation is very strong.

A: Bonds  rated  {`A'}["A"]  are  somewhat  more  susceptible  to the  adverse effects of changes in circumstances  and economic  conditions than obligations in  higher-rated  categories.  However,  the  obligor's  capacity  to meet its financial commitment on the obligation is still strong.

BBB:  Bonds  rated  {`BBB'   exhibits}["BBB"   exhibit]  adequate   protection
parameters.  However,  adverse economic  conditions or changing  circumstances are more  likely to lead to a  weakened  capacity  of the  obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

{Obligations  rated `BB', `B',  `CCC',  `CC', and `C'} [Bonds rated "BB", "B",
"CCC",  "CC"  and  "C"]  are  regarded  as  having   significant   speculative
characteristics.  {`BB'}["BB"]  indicates the least degree of speculation  and
{`C'}["C"] the highest.  While such  obligations will likely have some quality
and   protective   characteristics,   these   may  be   outweighed   by  large
uncertainties or major exposures to adverse conditions.

BB: Bonds rated  {`BB'}["BB"]  are less  vulnerable to  nonpayment  than other
speculative   issues.   However,   {it  faces}   [these  face]  major  ongoing
uncertainties  or  exposure  to  adverse  business,   financial,  or  economic
conditions{,}  which could lead to the obligor's  inadequate  capacity to meet its financial commitment on the obligation.

B: Bonds rated  {`B'}["B"] are more vulnerable to nonpayment than  obligations rated  {`BB',}["BB,"]  but the obligor  currently has the capacity to meet its financial  commitment  on the  obligation.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated  {`CCC'}["CCC"] are currently vulnerable to nonpayment[,] and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the obligation.  In the event of adverse business,  financial{,} or economic conditions,  the obligor is not likely  to  have  the  capacity  to  meet  its  financial  commitment  on  the obligation.
CC:  Bonds rated {`CC'}["CC"] are currently highly vulnerable to nonpayment.

C: The {`C'}["C"]  rating may be used to cover a situation  where a bankruptcy petition  has been filed or similar  action has been  taken,  but  payments on this obligation are being continued.

D: Bonds rated {`D' are in payment  default.  The `D' rating  category is used when payments on an}["D" are in default.  Payments on the]  obligation are not
[being]  made on the date  due even if the  applicable  grace  period  has not expired,  unless Standard {&} [and] Poor's believes that such payments will be made during such grace  period.  The  {`D'}["D"]  rating [will] also {will} be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The  ratings  from  {`AA'}["AA"]  to  {`CCC'}["CCC"]  may be  modified  by the addition of a plus [(+)] or minus [(-)] sign to show relative  standing within the major rating categories. [The "p" symbol]{

c: The `c' subscript is used to provide  additional  information  to investors that the bank may terminate its  obligation to purchase  tendered bonds if the long-term  credit  rating  of the  issuer is below an  investment-grade  level and/or the issuer's bonds are deemed taxable.
p: The letter `p'} indicates that the rating is  provisional.  [The "r" symbol is attached to the ratings of instruments with significant  noncredit  risks.]
{A  provisional  rating  assumes  the  successful  completion  of the  project financed by the debt being rated and  indicates  that  payment of debt service requirements  is largely or entirely  dependent  upon the  successful,  timely completion  of the project.  This rating,  however,  while  addressing  credit quality  subsequent  to  completion  of the  project,  makes no comment on the likelihood  of or the risk of default  upon  failure of such  completion.  The investor  should exercise his own judgment with respect to such likelihood and risk.
r: The `r' highlights  derivative,  hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high  variability in  expected  returns  as a  result  of  noncredit  risks.  Examples  of  such obligations  are  securities  with  principal  or interest  return  indexed to
equities,   commodities,  or  currencies;   certain  swaps  and  options;  and
interest-only and principal-only  mortgage  securities.  The absence of an `r'
symbol  should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return.}

Short-Term Issue Credit Ratings

SP-1:  Strong  capacity to pay principal  and  interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory  capacity  to  pay  principal  and  interest,  with  some vulnerability  to adverse  financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may,  nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

------------------------------------------------------------------------------
International Short-Term Credit Ratings
------------------------------------------------------------------------------

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-1
                                  Appendix B

                   Municipal Bond Industry Classifications

Adult Living Facilities
 {Airlines} [Bond Anticipation Notes]
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
 {Hotels, Restaurants & Leisure }
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
 {Paper, Containers & Packaging }
Parking Fee Revenue
Pollution Control
Resource Recovery
[Revenue Anticipation Notes
]Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
[Tax Anticipation Notes
Tax & Revenue Anticipation Notes
]Telephone Utilities
 {Tobacco } Water Utilities

                                     C-16
                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares3 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.4  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
(1)   {1)} plans qualified under Sections 401(a) or 401(k) of the Internal
           Revenue Code,
(2)   {2)} non-qualified deferred compensation plans,
(3)   {3)} employee benefit plans5
(4)   {4)} Group Retirement Plans6
(5)   {5)} 403(b)(7) custodial plan accounts
(6)   {6)} Individual Retirement Accounts ("IRAs"), including traditional
           IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I.     Applicability of Class A Contingent Deferred Sales Charges in Certain
                                       Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months {(24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning} [of the end] of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."7 This waiver provision applies to:
-     Purchases of Class A shares aggregating $1 million or more.
-     Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.{ That included plans
      (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
      certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.}
-     Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1)   {1)} through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2)   {2)} by a direct rollover of a distribution from a qualified Retirement
         Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
      [-]   Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:
(1)   {1)} The record keeping is performed by Merrill Lynch Pierce Fenner &
         Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
         Retirement Plan. On the date the plan sponsor signs the
         record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment
         Management, L.P. ("MLIM"), that are made available under a Service
         Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b) funds advised or managed by
         MLIM (the funds described in (a) and (b) are referred to as
         "Applicable Investments").
(2)   {2)} The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill
         Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds)
         invested in Applicable Investments.
(3)   {3)} The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
      [-    Purchases  by  a  Retirement   Plan  whose  record  keeper  had  a
      cost-allocation  agreement with the Transfer Agent on or before March 1,
      2001.]

II.            Waivers of Class A Sales Charges of Oppenheimer Funds

A.  Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
-     The Manager or its affiliates.
-
   Present or former officers, directors, trustees and employees (and their
      "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term
      "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage
      (step-children, step-parents, etc.) are included.
-     Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
      Distributor for that purpose.
-     Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
-     Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
-     Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
-     Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
-     "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
-     Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
-     Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
-     Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
-     A unit investment trust that has entered into an appropriate agreement with the Distributor.
-     Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
-     Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
      Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
-     A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
      Advisors) whose Class B or Class C shares of a Former Quest for Value
      Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
      24, 1995.
-     A qualified Retirement Plan that had agreed with the former Quest for
      Value Advisors to purchase shares of any of the Former Quest for Value
      Funds at net asset value, with such shares to be held through
      DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December
      31, 1996.
B.  Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
      [-]   Shares issued in plans of reorganization,  such as mergers,  asset acquisitions and exchange offers, to which the Fund is a party.
-     Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
      (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
-     Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of
      Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
-     Shares purchased with the proceeds of maturing principal units of any
      Qualified Unit Investment Liquid Trust Series.
-     Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.  Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      [-]   To make  Automatic  Withdrawal  Plan  payments  that  are  limited annually to no more than 12% of the account value adjusted annually.
-     Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
      Rules and Policies," in the applicable fund Prospectus).
-     For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)   {1)} Following the death or disability (as defined in the Internal
           Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
           established.
(2)   {2)} To return excess contributions.
(3)   {3)} To return contributions made due to a mistake of fact.
(4)   {4)} Hardship withdrawals, as defined in the plan.8
(5)   {5)} Under a Qualified Domestic Relations Order, as defined in the
           Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
           Revenue Code.
(6)   {6)} To meet the minimum distribution requirements of the Internal
           Revenue Code.
(7)   {7)} To make "substantially equal periodic payments" as described in
           Section 72(t) of the Internal Revenue Code.
(8)   {8)} For loans to participants or beneficiaries.
(9)   {9)} Separation from service.9
(10)  {10)} Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the
           Distributor.
(11)
      {11)} Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored
           IRA.
      [-]   For  distributions  from 401(k) plans sponsored by  broker-dealers that  have  entered  into  a  special  agreement  with  the  Distributor allowing this waiver.

  {For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
                                 Distributor.
 For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
       }[III.] Waivers of Class B, Class C and Class N Sales Charges of
                              Oppenheimer Funds

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
-     Shares redeemed involuntarily, as described in "Shareholder Account
      Rules and Policies," in the applicable Prospectus.
-     Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder[, including a ]{.
      The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account.
      The contingent deferred sales charges will only be waived in the limited case of the death of the} trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
-     Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
-     Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
-     Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
-     Redemptions requested in writing by a Retirement Plan sponsor of Class
      C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class
      C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
-     Distributions10 from Retirement Plans or other employee benefit plans for any of the following purposes:
(1)   {1)} Following the death or disability (as defined in the Internal
           Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
           established in an Oppenheimer fund.
(2)   {2)} To return excess contributions made to a participant's account.
(3)   {3)} To return contributions made due to a mistake of fact.
(4)   {4)} To make hardship withdrawals, as defined in the plan.11
(5)   {5)} To make distributions required under a Qualified Domestic
           Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)   {6)} To meet the minimum distribution requirements of the Internal
           Revenue Code.
(7)   {7)} To make "substantially equal periodic payments" as described in
           Section 72(t) of the Internal Revenue Code.
(8)   {8)} For loans to participants or beneficiaries.12
(9)
      {9)} On account of the participant's separation from service.13
(10)  {10)} Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11)  {11)} Distributions made on account of a plan termination or
           "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12)  {12)} For distributions from a participant's account under an Automatic
           Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
      [(]13)      Redemptions of Class B shares under an Automatic Withdrawal
           Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
      [(]14)      For distributions from 401(k) plans sponsored by
           broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
      [-]   Redemptions  of  Class  B  shares  or  Class  C  shares  under  an
Automatic  Withdrawal Plan from an account other than a Retirement Plan if the aggregate  value of the redeemed  shares does not exceed 10% of the  account's value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
-     Shares sold to the Manager or its affiliates.
-     Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
-     Shares issued in plans of reorganization to which the Fund is a party.
-     Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.        Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

   Oppenheimer Quest Value Fund, Inc.   Oppenheimer Small Cap Value Fund
   Oppenheimer Quest Balanced Value FundOppenheimer Quest Global Value Fund,
   Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

 Quest for Value U.S. Government Income Fund
 Quest for Value New York Tax-Exempt Fund
 Quest for Value Investment Quality Income Fund
 Quest for Value National Tax-Exempt Fund
 Quest for Value Global Income Fund      Quest for Value California
 Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
      [-]   acquired by such shareholder  pursuant to an exchange of shares of an  Oppenheimer  fund that was one of the Former  Quest for Value Funds,
      or
      [-]   purchased  by such  shareholder  by  exchange of shares of another
Oppenheimer  fund  that were  acquired  pursuant  to the  merger of any of the
Former Quest for Value Funds into that other  Oppenheimer fund on November 24,
1995.

A.  Reductions or Waivers of Class A Sales Charges.

      [- -]       Reduced Class A Initial Sales Charge Rates for Certain
Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                     Initial Sales       Initial Sales
Number of Eligible   Charge as a % of    Charge as a % of    Concession as %
Employees or Members Offering Price      Net Amount Invested of Offering Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                  2.50%               2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least 10 but not        2.00%               2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      [- -] Waiver of Class A Sales Charges for Certain Shareholders.  Class
A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
         [-]      Shareholders who were shareholders of the AMA Family of
            Funds on February 28, 1991 and who acquired shares of any of the
            Former Quest for Value Funds by merger of a portfolio of the AMA
            Family of Funds.
         [-]      Shareholders who acquired shares of any Former Quest for
            Value Fund by merger of any of the portfolios of the Unified
            Funds.
      [- -] Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.
B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      [- -] Waivers for Redemptions of Shares Purchased Prior to March 6,
1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a
Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
            [-]   withdrawals under an automatic withdrawal plan holding only either  Class B or Class C shares  if the  annual  withdrawal  does not exceed  10%  of the  initial  value  of the  account  value,  adjusted annually, and
            [-]   liquidation of a shareholder's account if the aggregate net asset  value of shares  held in the  account is less than the  required minimum value of such accounts.

      [- -] Waivers for Redemptions of Shares Purchased on or After March 6,
1995 but Prior to November 24, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
-     redemptions following the death or disability of the shareholder(s) (as evidenced  by a  determination  of total  disability  by the U.S.
            Social Security Administration);
-     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
            [-]   liquidation of a shareholder's account if the aggregate net asset  value of shares  held in the  account is less than the  required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

      [V.] Special Sales Charge Arrangements for Shareholders of Certain
   Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment
                                Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
Account
Connecticut Mutual Government Securities Account      CMIA LifeSpan Capital
Appreciation Account
Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account         CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

      [-]   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
(1)   {1)} persons whose purchases of Class A shares of a Fund and other
           Former Connecticut Mutual Funds were $500,000 prior to March 18,
           1996, as a result of direct purchases or purchases pursuant to the
           Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former
           Connecticut Mutual Funds, and
(2)   {2)} persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge[.]

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      [-]   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more)
of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
(1)   {1)} any purchaser, provided the total initial amount invested in the
           Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
           Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
           Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2)   {2)} any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3)   {3)} Directors of the Fund or any one or more of the Former Connecticut
           Mutual Funds and members of their immediate families;
(4)   {4)} employee benefit plans sponsored by Connecticut Mutual Financial
           Services, L.L.C. ("CMFS"), the prior distributor of the Former
           Connecticut Mutual Funds, and its affiliated companies;
(5)   {5)} one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6)   {6)} an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
           Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
(1)   {1)} by the estate of a deceased shareholder;
(2)   {2)} upon the disability of a shareholder, as defined in Section
           72(m)(7) of the Internal Revenue Code;
(3)   {3)} for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a)
           or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4)   {4)} as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5)   {5)} in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
(6)   {6)} in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7)   {7)} in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8)   {8)} in connection with automatic redemptions of Class A shares and
           Class B shares in certain retirement plan accounts pursuant to an
           Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9)   {9)} as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.   Special Reduced Sales Charge for Former Shareholders of Advance America
                                    Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

          [VII.] Sales Charge Waivers on Purchases of Class M Shares
                  of Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
-     the Manager and its affiliates,
-     present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
      Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
-     registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
-     dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
-     employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers
      (and whose identity is made known to the Distributor) or with the
      Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
-     dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the
      Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
-     dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
      Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

------------------------------------------------------------------------------
Oppenheimer Pennsylvania Municipal Fund
------------------------------------------------------------------------------

Internet {Website} [Web Site]:
         www.oppenheimerfunds.com

Investment Adviser
     OppenheimerFunds, Inc.
     {498 Seventh Avenue} [6803 S. Tucson Way]
     {New York, New York 10018} [Englewood, CO 80112]

Distributor
     OppenheimerFunds Distributor, Inc.
     {498 Seventh Avenue} [6803 S. Tucson Way]
     {New York, New York 10018} [Englewood, CO 80112]

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     {1.800.CALL.OPP (225-5677)} [1-800-525-7048]

Custodian Bank
     Citibank, N.A.
     399 Park Avenue
     New York, New York 10043

Independent Auditors
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

[Legal] Counsel{to the Fund}
     Mayer, Brown{, Rowe and Maw} [& Platt]
     1675 Broadway
     New York, New York 10019-5820
     [1234
PX740.1101] {PX740.1102}

--------
1 Ms. Macaskill and Mr. Griffiths are not Directors of Oppenheimer Money
Market Fund, Inc.  Mr. Griffiths is also not a Trustee of Oppenheimer
Discovery Fund.
2 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and the Trust and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

3 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
4 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
5 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
6 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
7 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
8 This provision does not apply to IRAs.
9 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
10 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
11 This provision does not apply to IRAs.
12 This provision does not apply to loans from 403(b)(7) custodial plans.
13 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Oppenheimer New Jersey Municipal Fund
------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL.OPP (225.5677)

Statement of Additional Information dated November 27, 2002

      This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund and supplements information in the Prospectus dated November 27, 2002.  It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270,
Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet
{website} [web site] at www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks......[2]
     The Fund's Investment Policies........................................[2]
     Municipal Securities..................................................[2]
     Other Investment Techniques and Strategies............................[9]
     Investment Restrictions..............................................[21]
How the Fund is Managed...................................................[24]
     Organization and History.............................................[24]
     Trustees and Officers of the Fund....................................[26]
     The Manager .........................................................[32]
Brokerage Policies of the Fund............................................[33]
Distribution and Service Plans............................................[35]
Performance of the Fund...................................................[40]

About Your Account
How To Buy Shares.........................................................[46]
How To Sell Shares........................................................[54]
How to Exchange Shares....................................................[58]
Dividends, Capital Gains and Taxes........................................[61]
Additional Information About the Fund.....................................[64]

Financial Information About the Fund
Independent Auditors' Report..............................................[65]
Financial Statements .....................................................[66]

------------------------------------------------------------------------------

ABOUT THE FUND
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The investment objective and the principal investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of
Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment Manager,
OppenheimerFunds, Inc., can select for the Fund.  Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager uses in selecting portfolio securities will vary over time.  The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goals.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Fund does not make investments with the objective of seeking capital growth.  However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors prior to their maturity.  Because the current value of debt securities vary inversely with changes in prevailing interest rates, if interest rates increased after a security is purchased, that security will normally decline in value.
Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.  The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors.  The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Fund may invest are described in the Prospectus under "About the Fund's
Investments." {The Manager has interpreted the Fund's policy regarding investment in municipal securities to require the Fund to invest at least 80%
of the Fund's net assets in municipal securities.} Municipal securities are generally classified as general obligation bonds, revenue bonds and notes.  A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X| Municipal Bonds.  We have classified municipal securities having a maturity (when the security is issued) of more than one (1) year as
"municipal bonds."  The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "private activity")
bonds. They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is five (5) to ten (10) years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

            |_| General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest.  Issuers of general obligation bonds include states, counties, cities, towns, and school districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems.  The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited.  Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

            |_| Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems;
highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

            Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

                  |_| Private Activity Bonds. Interest on certain Qualified
Private Activity Bonds is excludable from gross income for federal income tax purposes if certain tests are met. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.
These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      The Tax Reform Act of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities.  The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations.  Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt (and excludable from gross income).
However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes.  More stringent restrictions were placed on the use of proceeds of such bonds.  Interest on certain private activity bonds is taxable under the revised rules.  There is an exception for
"qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain qualified mortgage bonds, qualified Section 501(c)(3)
bonds, and qualified student loan bonds.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds.  The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the {federal} alternative minimum tax (discussed below) to which certain taxpayers are subject. The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the Federal alternative minimum tax on individuals and corporations. There are no limits on the amount of assets the Fund may invest in private activity bonds.

      The Federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero.
This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income.  The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations.  Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a private activity bond is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property.  For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit.  Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds.  Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue
Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a
"related person" of such a substantial user.  This "substantial user"
provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds. Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to
"substantial users") of such exempt facilities.  Those entities and persons should consult their tax advisers before purchasing shares of the Fund.

      A "substantial user" of such facilities is defined generally as a
"non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds.  Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X| Municipal Notes.  Municipal securities having a maturity (when the security is issued) of less than one (1) year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs.  Some of the types of municipal notes the Fund can invest in are described below.

            |_|  Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

            |_|  Revenue Anticipation Notes.  These are notes issued in
expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

            |_|  Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

            |_| Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X| Municipal Lease Obligations.  The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities.  Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities.  Their purchase by the Fund would be limited as described below in "Illiquid Securities."  From time to time the Fund may invest more than 5%
of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees.  Those guidelines require the Manager to evaluate:

      |_| the frequency of trades and price quotations for such securities;
      |_| the number of dealers or other potential buyers willing to purchase or sell such securities;
      |_| the availability of market-makers; and
      |_| the nature of the trades for such securities.

      Municipal leases have special risk considerations.  Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.
While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

      |X| Ratings of Municipal Securities.  Ratings by ratings organizations such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating
{Services, a division of the McGraw-Hill Companies, Inc.,} [Corporation]
("S&P") and Fitch, Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate.  However, their ratings are general opinions and are not guarantees of quality.  Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade, securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price.
The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities.  However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.

      Subsequent to its purchase by the Fund, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security.  To the extent that ratings given by
Moody's, S&P or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      The rating definitions of Moody's, S&P and Fitch for municipal securities are contained in Appendix A to this Statement of Additional
Information.  The Fund can purchase securities that are unrated by nationally recognized rating organizations.  The Manager will make its own assessment of the credit quality of unrated issues the Fund buys.  The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security.  However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

Special Risks of Investing Primarily in New Jersey Municipal Securities.
Because the Fund focuses its investments primarily on New Jersey municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of New Jersey and its municipalities, authorities and other instrumentalities that issue securities in which the Fund invests, including political developments, economic problems and legislation.

      It is not possible to predict the future impact of political developments, economic problems and legislation on the long-term ability of the State of New Jersey or New Jersey municipal issuers to pay interest or repay principal on their obligations.  The information below is only a brief summary of general information regarding the state and the types of obligations issued by it and its political subdivisions, based upon information the Fund has drawn from sources that it believes are reliable, including official statements relating to securities offerings of New Jersey issuers.  The information below is general in nature and does not provide information about the financial condition of the state or specific issuers in whose securities the Fund may invest, or the risks of those specific investments.

      |X| General Information Regarding the State. New Jersey is the ninth largest state in population and fifth smallest in land area. With an average of 1,134 persons per square mile, it is the most densely populated of all the states. New Jersey is located at the center of the megalopolis which extends from Boston to Washington and that includes over one-fifth of the country's population.

      The extensive facilities of the Port Authority of New York and New
Jersey, the Delaware River Port Authority and the South Jersey Port
Corporation across the Delaware River from Philadelphia augment the air, land and water transportation facilities that have influenced the development of the state's economy. The state's central position in the northeast corridor, its transportation and port facilities and proximity to New York City make
New Jersey an attractive location for corporate headquarters and international business offices. A number of major companies have their headquarters or major facilities in New Jersey. Many foreign-owned firms have located facilities in the state.

      The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey has the Atlantic seashore on the east and the lakes and mountains on the north and northwest, which provide recreation for residents as well as for out-of-state visitors.
Since 1976, casino gambling in Atlantic City has been an important State tourist attraction.

      The state finances capital projects primarily through the sale of general obligation bonds of the state. Those bonds are backed by the full faith and credit of the state. State tax revenues and certain other fees are pledged to meet the principal and interest payments required to pay those debts fully. No general obligations can be issued by the state without prior voter approval. The exception is that no prior voter approval is required for any law authorizing the creation of a debt for the purpose of refinancing all or a portion of outstanding state debt, as long as the law requires that the refinancing measure provide a debt service savings. All appropriations for capital projects and all proposals for state bond authorization are subject to the review and recommendation of the New Jersey Commission on Capital
Budgeting and Planning.

      The state may also enter into lease finance arrangements. Through those, lease payments made by the state must be sufficient to cover debt service on the obligations issued to finance the project. Those rental payments are subject to annual appropriation by the state legislature. Also, various state entities have issued obligations for which the state has a
"moral obligation" to appropriate funds to cover a deficiency in a debt service reserve fund maintained to meet payments of principal of and interest on the obligations. The state legislature is not bound to make such appropriations, however.

      The state has extensive control over school districts, city and county governments, and local financing authorities. The local finance system is regulated by various statutes to assure that those entities remain on a sound financial footing. State laws impose specific limitations on appropriations, with exemptions subject to state approval. The state shares the proceeds of a number of taxes. Those funds are earmarked primarily for local education programs, homestead rebates, and Medicaid and welfare programs. Certain bonds are issued by localities but supported by direct state payments. In addition, the state participates in local waste water treatment programs.

      Counties, municipalities and school districts finance capital projects through the sale of general obligation bonds backed by their respective taxing power. Other entities, such as local financing authorities, typically finance their capital needs through the sale of bonds backed by a particular pledge of revenues, which may or may not include revenues derived from taxing powers.

Other Investment Techniques and Strategies.  In seeking its objective, the
Fund may from time to time employ the types of investment strategies and investments described below.  It is not required to use all of these strategies at all times, and at times may not use them.

Portfolio Turnover.  {A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could} [The Fund may engage in some short-term trading to seek its objective.  Portfolio turnover can]
increase the Fund's transaction costs{. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

The Fund ordinarily does not trade securities to achieve capital gains, because they would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments.} [(and reduce its performance).
However, in most cases the Fund does not pay brokerage commissions on debt securities it trades, so active trading is not expected to increase Fund expenses greatly.  While securities trading can cause the Fund to realize gains that are distributed to shareholders as taxable distributions.]

      |X| Floating Rate and Variable Rate Obligations.      Variable rate
demand obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligation.

      The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the ninety-one (91) day
U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of no less than one (1)
year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one (1) year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one (1) year and upon not more than thirty (30) days'
notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest.  Generally the issuer must provide a specified number of days' notice to the holder.  Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven (7) days are subject to the Fund's limitations on investments in illiquid securities.

      |X| Inverse Floaters and Other Derivative Investments.  Inverse
floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax exempt interest rates.  As long as the municipal yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates.  If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond.  The Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings.  In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock option."

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment.  Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations.  "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates.  When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful.  However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      Inverse floaters are a form of derivative investment.  Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities.  However, these techniques could result in losses to the
Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments.
These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X| "When-Issued" and "Delayed Delivery" Transactions.  The Fund can
purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" (or "forward commitment") basis.
"When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  Normally the settlement date is within six (6) months of the purchase of municipal bonds and notes.  However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six (6) months and possibly as long as two (2) years or more after the trade date.  The securities are subject to change in value from market fluctuation during the settlement period.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund.  No income begins to accrue to the
Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation.  When the Fund
engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction.  Their failure to do so may cause the Fund to lose the opportunity to obtain the security at  a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage.  Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased.  In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify on its books liquid securities of any type at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|  Zero-Coupon Securities.  The Fund may buy zero-coupon and delayed interest municipal securities.  Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.
This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.
Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Puts and Standby Commitments.  When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser.  The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise.  A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks.  The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised.  If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party.  The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised.
However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the
Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security.  Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires.  Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X| Repurchase Agreements.  The Fund may acquire securities subject to repurchase agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities.

      In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities.  They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one (1) to five (5) days of the purchase.  Repurchase agreements having a maturity beyond seven (7) days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven (7) days or less.

      Repurchase agreements considered "loans" under the Investment Company
Act of 1940 ("Investment Company Act"), are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.

      The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.  However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      [Joint Repurchase Agreements (Proposed).] Pursuant to an Exemptive
Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by {the Manager} [OFI], may transfer uninvested cash balances into one or more joint repurchase [agreement]
accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. government securities.  Securities {that are} pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.  Each {joint repurchase arrangement} [agreement] requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention {or sale} of the collateral may be subject to legal proceedings.

      Investment in Other Investment Companies.  The Fund can {also} invest in {the securities} [shares] of other investment companies[. Investment ]{, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments. For example, the Fund can invest in
Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing} in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder {of} [is] an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration
[fees.  At the same time, the Fund would bear its own management fees and other] expenses.  The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

      |X| Illiquid and Restricted Securities.  The Fund has percentage limitations that apply to purchases of illiquid and restricted securities, as stated in the Prospectus. The Manager monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      |X|  Borrowing for Leverage.  The Fund has the ability to {invest
}[borrow from banks on an unsecured basis to invest the] borrowed funds in portfolio securities.  This {speculative investment} technique is known as
"leverage."  {Under its fundamental investment policies, the Fund may not borrow money, except to the extent permitted under the Investment Company
Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time. Currently, under the Investment Company
Act, a mutual fund} [The Fund ]may borrow only from banks {and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowing.
The Fund may also borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. The Fund may also} [for investment purposes and extraordinary or emergency purposes and, may ]borrow from affiliated investment companies {to the extent permitted by} [subject to obtaining all]
required authorizations and regulatory approvals.  {If} [Borrowings can be made only to the extent that] the value of the Fund's assets {fails to meet the}[, less its liabilities other than borrowings, is equal to at least 300%
of all borrowings (including the proposed borrowing).  If the value of the
Fund's assets fails to meet this] 300% asset coverage requirement, the Fund is required to reduce its bank debt within three (3) days to meet the requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the
Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      |X| Loans of Portfolio Securities.  To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions {approved by the Fund's
Board of Trustees}. These loans are limited to not more than 25% of the value of the Fund's total assets. [There are risks in connection with securities lending.  The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities.] The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      {There are risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities.} The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities{.}[,] It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower.
The Fund may pay reasonable finder's, {custodian and} administrative or other fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five (5) days' notice or in time to vote on any important matter.

      |X| Hedging.  The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund could:

      |_| sell interest rate futures or municipal bond index futures,
      |_| buy puts on such futures or securities, or
      |_| write covered calls on securities,{ broadly-based municipal bond indices,} interest rate futures or municipal bond index futures.

      The Fund can also write covered calls on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt.
Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities.  In that case the Fund would normally seek to purchase the securities, and then terminate that hedging position.  For this type of hedging, the Fund could:

      |_| buy interest rate futures or municipal bond index futures, or
      |_| buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below.  The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market.
The particular hedging instruments the Fund can use are described below.  The
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective, are approved by its Board, and are permissible under applicable regulations governing the Fund.

      |X| Futures.  The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash.  The obligation under the contract may also be satisfied by entering into an offsetting contract.
The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      No money is paid by or received by the fund on the purchase or sale of a futures contract. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker").
Initial margin payments will be deposited with the Fund's {custodian bank}
[Custodian] in an account registered in the futures broker's name.  However, the futures broker can gain access to that account only under certain specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then realized by the Fund on the {future} [Future] for tax purposes.  Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction.  All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold.  For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future).  The Fund would benefit if municipal bonds outperform U.S. Treasury
Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities).
For example, if a bond has an effective duration of three years, a 1%
increase in general interest rates would be expected to cause the value of the bond to decline about 3%.  There are risks that this type of futures strategy will not be successful.  U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (for example, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

      |X| Put and Call Options.  The Fund can buy and sell certain kinds of put options (puts) and call options (calls).  These strategies are described below.

      |X| Writing Covered Call Options.  The Fund can write (that is, sell)
call options.  The Fund's call writing is subject to a number of restrictions:

(1)   After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2)   Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ, the automated quotation system of The
         Nasdaq Stock Market, Inc. or traded in the over-the-counter market.
(3)   Each call the Fund writes must be "covered" while it is outstanding.
         That means the Fund must own the investment on which the call was written.

      When the Fund writes a call on a security, it receives cash (a premium).  The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine (9) months.  The exercise price may differ from the market price of the underlying security.
The Fund has retained the risk of loss that the price of the underlying security may decline during the call period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.  The
Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities.  The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction.  A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received.  Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

      The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract.  To do so, at the time the call is written, the Fund  must cover the call by segregating in escrow in all appropriate cases an equivalent dollar value of liquid assets identified on the Fund's books.  The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future.  Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

            |X| Purchasing Calls and Puts.  The Fund may buy calls only on
securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures.  It can also buy calls to close out a call it has written, as discussed above.  Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ, or traded in the over-the-counter market.  A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets. [The aggregate premiums paid on all options that the Fund holds at any time are limited to 20% of the Fund's total assets.]

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium.  For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call.  If the call is not either exercised or sold
(whether or not at a profit), it will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      The Fund may buy only those puts that relate to securities that the
Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).  The
Fund may not sell puts other than puts it has previously purchased.

      When the Fund purchases a put, it pays a premium.  The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price.
Puts on municipal bond indices are settled in cash.  Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price.  If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to sell the underlying investment.  A put may be sold prior to expiration (whether or not at a profit).

      |_| Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns. {
The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.}

      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions.  The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call {or put}[,] or buys or sells an underlying investment in connection with the exercise of a call or put.  Such commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities.  The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio might decline.  If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities.
However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged.  It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

     The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets.
All participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

     The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging).  It is possible that the market may decline.  If the Fund then concludes not to invest in such securities because of concerns that there may be further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

     An option position may be closed out only on a market that provides secondary trading for options of the same series.  There is no assurance that a liquid secondary market will exist for a particular option.  If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could incur losses.

     |_| Interest Rate Swap Transactions.  In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they may swap a right to receive floating rate payments for fixed rate payments.  The Fund can enter into swaps only on securities it owns. The Fund can enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

     Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default.  If the counterparty to an interest rate swap defaults, the
Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

     The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party.
Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions established by the Commodity Futures Trading Commission (the
"CFTC").  In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of
Rule 4.5 adopted by the CFTC.  That Rule does not limit the percentage of the
Fund's assets that may be used for {futures} [Futures] margin and related options premiums for a bona fide hedging position.  However, under the Rule the Fund must limit its aggregate initial futures margin and related options premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.  Under the Rule, the Fund also must use short futures and options on futures positions solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by the option exchanges.  The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert.  Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under {interpretations of staff members of the Securities and Exchange
Commission regarding applicable provisions of} the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must {segregate} [maintain] cash or readily marketable short-term debt instruments in an amount equal to the {purchase price of }[market value of the investments underlying] the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by its custodian bank. {Accordingly, segregated accounts will be maintained for these and all other derivative transactions, as required by the Investment
Company Act.}

      |X| Temporary Defensive Investments. The securities the Fund can invest in for temporary defensive purposes include the following:

            |_|  short-term municipal securities;
            |_| obligations issued or guaranteed by the U.S. Government or
               its agencies or instrumentalities;
            |_| corporate debt securities rated within the three highest
               grades by a nationally recognized rating agency;
             |_| commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and
             |_| certificates of deposit of domestic banks with assets of $1 billion or more.

      |X| Taxable Investments. While the Fund can invest up to 20% of its
{net (plus borrowings for investment purposes)} [total] assets in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.  To the extent it invests in taxable securities, the Fund would not be able to meet its objective of providing tax exempt income to its shareholders. Taxable investments include, for example, hedging instruments, repurchase agreements, and some of the types of securities the Fund would buy for temporary defensive purposes.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:

      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_| more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy.  Other policies described in the Prospectus or this Statement of Additional
Information are "fundamental" only if they are identified as such.  The
Fund's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this
Statement of Additional Information, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

      |_| The Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies. Nor does that limit apply to municipal securities in general, or to New Jersey municipal securities.

      |_| The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_|  The Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

      |_| The Fund cannot make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_|  The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow agreements are established, to cover the related obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

{The Fund cannot invest in other investment companies except to the extent permitted by the Act. The Fund would be permitted under this policy to invest its assets in the securities of one or more open-end management investment company for which the Manager, one of its affiliates or a successor is the investment advisor or sub-advisor. That fund or funds must have substantially the same fundamental investment objective, policies and limitations as the
Fund. The Fund's policy not to concentrate its investments, as described above, also would permit the Fund to adopt a "master-feeder" structure. Under that structure, the Fund would be a "feeder" fund and would invest all of its assets in a single pooled "master fund" in which other feeder funds could also invest. This could enable the Fund to take advantage of potential operational and cost efficiencies in the master-feeder structure. The Fund has no present intention of adopting the master-feeder structure. If it did so, the Prospectus and this Statement of Additional Information would be revised accordingly. }

      |X| Does the Fund Have Other Restrictions that are Not Fundamental
Policies?

      The Fund has several additional restrictions on its investment policies that are not fundamental, which means that they can be changed by the Board of Trustees, without obtaining shareholder approval.

      |_| The Fund cannot invest in securities or other investments other than municipal securities, the temporary investments described in its
Prospectus, repurchase agreements, covered calls, private activity municipal securities and hedging instruments described in "About the Fund" in the
Prospectus or this Statement of Additional Information.

      |_| The Fund cannot purchase securities other than hedging instruments on margin. However, the Fund may obtain short-term credits that may be necessary for the clearance of purchases and sales of securities.

      |_| The Fund cannot sell securities short.

      |_| The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign its assets to secure a debt. However, the use of escrow or other collateral arrangements in connection with hedging instruments is permitted.

      |_| The Fund cannot buy or sell futures contracts other than interest rate futures and municipal bond index futures.

      |_| The Fund will not invest more than 10% of its net assets in securities which are restricted as to disposition under the federal securities laws, except that the Fund may purchase without regard to this limitation restricted securities which are eligible for resale pursuant to
Rule 144A under the Securities Act of 1933.

      The Fund currently has an operating policy (which is not a fundamental policy but will not be changed without the approval of a shareholder vote)
that prohibits the Fund from issuing senior securities.  However, that policy does not prohibit certain activities that are permitted by the Fund's other policies, including borrowing money for emergency purposes as permitted by its other investment policies and applicable regulations, entering into delayed-delivery and when-issued arrangements for portfolio securities transactions, and entering into contracts to buy or sell derivatives, hedging instruments, options, futures and the related margin, collateral or escrow arrangements permitted under its other investment policies.

Non-Diversification of the Fund's Investments.   The Fund is
"non-diversified," as defined in the Investment Company Act.  Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer."  That means that the Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

      Being non-diversified poses additional investment risks, because if the
Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers.  However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code.  By qualifying, it does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions.  First, not more than 25% of the market value of the Fund's total assets may be invested in the securities of a single issuer. Second, with respect to 50% of the market value of its total assets, (1) no more than 5%
of the market value of its total assets may be invested in the securities of a single issuer, and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

      The identification of the issuer of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer.
Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction Against Concentration.  To implement its policy not to concentrate its investments, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional
Information.  Those industry classifications are not a fundamental policy.

      In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry.  That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation.  Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval. The Manager has no present intention of investing 25% or more of the Fund's total assets in securities paying interest from revenues of similar type projects or in industrial development bonds. This is not a fundamental policy and therefore could be changed without shareholder approval. However, if that change were made, the
Prospectus or this Statement of Additional Information would be supplemented to reflect the change.

How the Fund Is Managed

Organization and History.  The Fund is a series of a Massachusetts business trust that was originally organized in 1989, as a trust having one series.
In 1993 it was reorganized to be a multi-series business trust (now called
Oppenheimer Multi-State Municipal Trust).  The Fund was added as a separate series of that Trust in 1994. The Fund is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. Each of the three (3) series of the Trust is a separate fund that issues its own shares, has its own investment portfolio, and has its own assets and liabilities.

      [The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law.  The
Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.
Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.]

      Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares.  The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has three classes of shares: Class A, Class B and
Class C.  All classes invest in the same investment portfolio. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of Shareholders.  As {a series of} a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability.  The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the
Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the
Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee, a Study Committee and a
Proxy Committee.  The members of the Audit Committee are Kenneth Randall
(Chairman), Benjamin Lipstein and Edward Regan.  The Audit Committee held
{5}[__] meetings during the Fund's fiscal year ended July 31, 2002. The Audit
Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the
Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

      The members of the Study Committee are Benjamin Lipstein (Chairman),
Robert Galli and Elizabeth Moynihan.  The Study Committee held {8}[__]
meetings during the Fund's fiscal year ended July 31, 2002. The Study
Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements,
transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the
Investment Company Act and other applicable law, among other duties as set forth in the Committee's charter.

      The members of the Proxy Committee are Edward Regan (Chairman), Russell
Reynolds and Clayton Yeutter.  The Proxy Committee held {one}[___] meetings during the Fund's fiscal year ended July 31, 2002.  The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an independent trustee of the Fund ("Independent Trustee"). Mr.
Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. [Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Fund and the other Board I Funds (defined below) for which he is a trustee or director.]

      The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following
Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer California Municipal Fund   Oppenheimer International Growth Fund
                                        Oppenheimer International Small Company
Oppenheimer Capital Appreciation Fund   Fund
Oppenheimer Capital Preservation Fund   Oppenheimer Money Market Fund, Inc.
Oppenheimer Concentrated Growth Fund    Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund     Oppenheimer Multi-Sector Income Trust
Oppenheimer Discovery Fund              Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund        Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Technologies Fund  Oppenheimer New York Municipal Fund
Oppenheimer Enterprise Fund             Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                 Oppenheimer Special Value Fund
Oppenheimer Global Fund                 Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals
Fund                                    Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                 Oppenheimer U.S. Government Trust

      In addition to being a trustee or director of the Board I Funds, Mr.
Galli is also a director or trustee of 10 other portfolios in the
OppenheimerFunds complex. Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other
Oppenheimer funds at net asset value without sales charge. The sales charges on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

      Messrs. Murphy, Masterson, Molleur, Vottiero, Wixted, Zack and
Fielding, and Mses. {Bechtolt,} Feld and Ives{,} respectively{,} hold the same offices with one or more of the other Board I Funds as with the Fund.
As of {November 5}[_________], 2002 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the
Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his {or her} family members, do not own securities of either the Manager or
Distributor of the Board I Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or
Distributor.

|X|   Affiliated Transactions and Material Business Relationships. Mr.
Reynolds has reported {that} he has a controlling interest in The
Directorship Search Group, Inc. ("The Directorship Search Group"), a director recruiting firm that provided consulting services to Massachusetts Mutual
Life Insurance Company (which controls the Manager) for fees aggregating
$110,000 from January 1, 2000 through December 31, 2001, an amount representing less than 5% of the annual revenues of The Directorship Search
Group[, Inc]. Mr. Reynolds estimates that The Directorship Search Group will bill Massachusetts Mutual Life Insurance Company $150,000 for services to be provided during the calendar year 2002.

      The Independent Trustees have unanimously (except for Mr. Reynolds, who abstained) determined that the consulting arrangements between The
Directorship Search Group[, Inc.] and Massachusetts Mutual Life Insurance
Company were not material business or professional relationships that would compromise Mr. Reynolds' status as an Independent Trustee. Nonetheless, to assure certainty as to determinations of the Board and the Independent
Trustees as to matters upon which the {Investment Company} [1940] Act or the rules thereunder require approval by a majority of Independent Trustees, Mr.
Reynolds will not be counted for purposes of determining whether a quorum of
Independent Trustees was present or whether a majority of Independent
Trustees approved the matter.

{The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.}

-------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, [Address,   Principal Occupation(s) During Past 5       Dollar     Aggregate
                                                                         Dollar
                                                                         Range {Of}
                                                                         [of]
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                                                                         {Any}
Age,]                                                                    [any] of
Position(s) Held  Years [/]{;                                 Range of   the
with Fund [and]{, } Other Trusteeships/Directorships Held by  Shares     Oppenheimer
} Length of       Trustee [/]{;                               BeneficiallFunds
Service{,         } Number of Portfolios in Fund Complex      Owned in   Overseen
Age}              Currently Overseen by Trustee               the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                              As of December 31,
                                                              2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Leon Levy, {      General Partner (since 1982) of Odyssey     $0          {$0}
}Chairman of the  Partners, L.P. (investment partnership)
Board {of         and Chairman of the Board (since 1981) of
Trustees,         Avatar Holdings, Inc. (real estate
}Trustee since    development). Oversees 31 portfolios in
{1994} [1993]     the OppenheimerFunds complex.                          [None]
Age: {77} [76]
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli,  A trustee or director of other Oppenheimer  $0         Over
Trustee since     funds. Formerly Vice Chairman (October
{1994} [1993]     1995-December 1997) of the Manager.
         Age: 69  Oversees 41 portfolios in the
                  OppenheimerFunds complex.                              $100,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip A.        The Director (since 1991) of the Institute  $0         Over
Griffiths,        for Advanced Study, Princeton, N.J.,
Trustee{,} since  director (since 2001) of GSI Lumonics and
1999              a member of the National Academy of
         Age:     Sciences (since 1979); formerly (in
            {64}  descending chronological order) a director
            [63]  of Bankers Trust Corporation, Provost and
                  Professor of Mathematics at Duke
                  University, a director of Research
                  Triangle Institute, Raleigh, N.C., and a
                  Professor of Mathematics at Harvard                    $100,000
                  University. Oversees 31 portfolios in the
                  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Benjamin          Professor Emeritus of Marketing, Stern      $0         Over
Lipstein,         Graduate School of Business
Trustee since     Administration, New York University.
{1994} [1993]     Oversees 31 portfolios in the
Age: 79           OppenheimerFunds complex.                              $100,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 {Joel W.         Author and architectural historian; a       $0         $50,001-$100,000
Motley,}
[Elizabeth B.
Moynihan, ]
{Trustee since
2002} [Trustee
since 1993]
         {Age:    trustee of the Freer Gallery of Art and
            50    Arthur M. Sackler Gallery (Smithsonian
            DirectInstitute), Trustees Council of the
            (JanuaNational Building Museum; a member of the
            2002prTrustees Council, Preservation League of
            ColumbNew York State. Oversees 31 portfolios in
            Equitythe OppenheimerFunds complex.
            Financ
            Corp. or
            (privary
            financesent),
            adviseia
            Managi
            Directial
            (Janua
            2002-ptely-held
            Carmonial
            Motleyr);
            Inc.  ng
            (privaor
            financry
            adviseresent),
            Formera
            he    ,
            held
            the   tely-held
            followial
            positir);
            Managily
            Direct
            (Janua
            1998De
            2001),ing
            Carmonons:
            Motleyng
            Hoffmaor
            Inc.  ry
            (privacember
            financ
            advisea
            Managi
            Directn
            (Janua
            1992-Dtely-held
            1997),ial
            Carmonr);
            Motleyng
            &     or
            Co.   ry
            (privaecember
            financ
            advisea
            Overse
            31
            portfo
            in    tely-held
            the   ial
            Oppenhr).
            complees
            $0
            01    lios
            Elizab
            B.
            MoyniheimerFunds
         Trustee  x.
            since
            1994
         Age:     eth
            73}
            [Age: an,
            72]
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kenneth A.        A director of Dominion Resources, Inc.      $0         Over
Randall, Trustee  (electric utility holding company) and
since {1994}      Prime Retail, Inc. (real estate investment
[1993]            trust); formerly a director of Dominion
Age: 75           Energy, Inc. (electric power and oil & gas
                  producer), President and Chief Executive
                  Officer of The Conference Board, Inc.
                  (international economic and business
                  research) and a director of Lumbermens
                  Mutual Casualty Company, American
                  Motorists Insurance Company and American               $100,000
                  Manufacturers Mutual Insurance Company.
                  Oversees 31 portfolios in the
                  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward V. Regan,  President, Baruch College, CUNY; a          $0         $50,001-$100,000
Trustee since     director of RBAsset (real estate manager);
{1994} [1993]     a director of OffitBank; formerly Trustee,
Age: 72           Financial Accounting Foundation (FASB and
                  GASB), Senior Fellow of Jerome Levy
                  Economics Institute, Bard College,
                  Chairman of Municipal Assistance
                  Corporation for the City of New York, New
                  York State Comptroller and Trustee of New
                  York State and Local Retirement Fund.
                  Oversees 31 investment companies in the
                  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Russell S.        Chairman (since 1993) of The Directorship   $0         $10,001-$50,000
Reynolds, Jr.,    Search Group, Inc. (corporate governance
Trustee since     consulting and executive recruiting); a
{1994} [1993]     life trustee of International House
Age: 70           (non-profit educational organization), and
                  a trustee (since 1996) of the Greenwich
                  Historical Society. Oversees 31 portfolios
                  in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Donald W. Spiro,  Chairman Emeritus (since January 1991) of              Over
{                 the Manager. Formerly a director (January
}Vice Chairman    1969-August 1999) of the Manager. Oversees
of the Board of   31 portfolios in the OppenheimerFunds
Trustees,         complex.
Trustee since                                                 {$1-$10,000
{1994} [1993]                                                 [$0]       $100,000
Age: 76
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Clayton K.        Of Counsel (since 1993), Hogan & Hartson    $0         $50,001-$100,000
Yeutter, Trustee  (a law firm). Other directorships:
since {1994}      Caterpillar, Inc. (since 1993) and
[1993]            Weyerhaeuser Co. (since 1999). Oversees 31
Age: 71           portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New
York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, [Address,   Principal Occupation(s) During Past 5       Dollar     Aggregate
                                                                         Dollar
                                                                         Range {Of}
                                                                         [of]
                                                                         Shares
Age,]                                                                    {Beneficially}
Position(s) Held                                                         Owned in
with Fund         Years [/]{;                                 Range of   {Any}
[and]{,           } Other Trusteeships/Directorships Held by  Shares     [any] of
} Length of       Trustee [/]{;                               Beneficiallthe
Service{          } Number of Portfolios in Fund Complex      Owned in   Oppenheimer
Age}              Currently Overseen by Trustee               the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                              As of December 31,
                                                              2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,   Chairman, Chief Executive Officer and       {$0 Over
President and     director (since June 2001) and President    $100,000   Over
Trustee[,         (since September 2000) of the Manager;      }[         $100,000
Trustee] since    President and a director or trustee of      $0
[October] 2001    other Oppenheimer funds; President and a
Age: 53           director (since July 2001) of Oppenheimer
                  Acquisition Corp. (the Manager's parent
                  holding company) and of Oppenheimer
                  Partnership Holdings, Inc. (a holding
                  company subsidiary of the Manager); a
                  director (since November 2001) of
                  OppenheimerFunds Distributor, Inc. (a
                  subsidiary of the Manager); Chairman and a
                  director (since July 2001) of Shareholder
                  Services, Inc. and of Shareholder
                  Financial Services, Inc. (transfer agent
                  subsidiaries of the Manager); President
                  and a director (since July 2001) of
                  OppenheimerFunds Legacy Program (a
                  charitable trust program established by
                  the Manager); a director of the investment
                  advisory subsidiaries of the Manager: OFI
                  Institutional Asset Management, Inc. and
                  Centennial Asset Management Corporation
                  (since November 2001), HarbourView Asset
                  Management Corporation and OFI Private
                  Investments, Inc. (since July 2001);
                  President (since November 1, 2001) and a
                  director (since July 2001) of Oppenheimer
                  Real Asset Management, Inc.; a director
                  (since November 2001) of Trinity
                  Investment Management Corp. and Tremont
                  Advisers, Inc. (Investment advisory
                  affiliates of the Manager); Executive Vice
                  President (since February 1997) of
                  Massachusetts Mutual Life Insurance
                  Company (the Manager's parent company); a
                  director (since June 1995) of {DLB} [DBL]
                  Acquisition Corporation{(a holding company
                  that owns the shares of David L. Babson &
                  Company, Inc.)}; formerly, Chief Operating
                  Officer (September 2000-June 2001) of the
                  Manager; President and trustee (November
                  1999-November 2001) of MML Series
                  Investment Fund and MassMutual
                  Institutional Funds (open-end investment
                  companies); a director (September
                  1999-August 2000) of C.M. Life Insurance
                  Company; President, Chief Executive
                  Officer and director (September
                  1999-August 2000) of MML Bay State Life
                  Insurance Company; a director (June
                  1989-June 1998) of Emerald Isle Bancorp
                  and Hibernia Savings Bank (a wholly-owned
                  subsidiary of Emerald Isle Bancorp).
                  Oversees 69 portfolios in the
                  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
]
     The address of the Officers in the chart below is as follows: {for}
Messrs. {Fielding,} Molleur {and}[,] Zack [and Fielding] and Ms. Feld{,} [is]
498 Seventh Avenue, New York, NY 10018, {for} Messrs. Masterson, Vottiero and
Wixted and {Mses. Bechtolt and} [Ms.] Ives{,} [is] 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her {earlier} resignation, death or removal.

-------------------------------------------------------------------------------------
Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, [Address, Age,]   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund{,} [and] Length
of Service{,
Age}
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ronald H. Fielding,     Senior Vice President (since January 1996) of the Manager;
Vice President and      Chairman of the Rochester Division of the Manager (since
Portfolio Manager       January 1996); an officer of 9 portfolios in the
since [July] 2002       OppenheimerFunds complex; prior to joining the Manager in
Age:  53                January 1996, he was President and a director of Rochester
                        Capital Advisors, Inc. (1993 - 1995), the Fund's prior
                        investment advisor, and of Rochester Fund Services, Inc.
                        (1986 - 1995), the Fund's prior distributor; President and a trustee of Limited Term New York Municipal Fund (1991 -
                        1995), Oppenheimer Convertible Securities Fund (1986 -
                        1995) and Rochester Fund Municipals (1986 - 1995);
                        President and a director of Rochester Tax Managed Fund,
                        Inc. (1982 - 1995) and of Fielding Management Company, Inc.
                        (1982 - 1995), an investment advisor.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice President and Treasurer (since March 1999) of
Treasurer, Principal    the Manager; Treasurer (since March 1999) of HarbourView
Financial and           Asset Management Corporation, Shareholder Services, Inc.,
Accounting Officer      Oppenheimer Real Asset Management Corporation, Shareholder
since [April] 1999      Financial Services, Inc., Oppenheimer Partnership Holdings,
Age: {43} [42]          Inc., OFI Private Investments, Inc. (since March 2000),
                        OppenheimerFunds International Ltd. and Oppenheimer
                        Millennium Funds plc (since May 2000) and OFI Institutional
                        Asset Management, Inc. (since November 2000) (offshore fund management subsidiaries of the Manager); Treasurer and
                        Chief Financial Officer (since May 2000) of Oppenheimer
                        Trust Company (a trust company subsidiary of the Manager);
                        Assistant Treasurer (since March 1999) of Oppenheimer
                        Acquisition Corp. and OppenheimerFunds Legacy Program
                        (since April 2000); formerly Principal and Chief Operating
                        Officer (March 1995-March 1999), Bankers Trust
                        Company-Mutual Fund Services Division. An officer of 85
                        portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,        Vice President/Fund Accounting of the Manager (since March
                        2002; formerly Vice President/Corporate Accounting of the
Assistant Treasurer     Manager (July 1999-March 2002) prior to which he was Chief
since [August] 2002     Financial Officer at Sovlink Corporation (April 1996-June
Age: 39                 1999). An officer of {85} [72] portfolios in the
                        OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 {Connie Bechtolt,}     Senior Vice President (since May 1985) and General Counsel
[Robert G. Zack, ]      (since February 2002) of the Manager; General Counsel and a
{Assistant Treasurer    director (since November 2001) of OppenheimerFunds
since 2002              Distributor, Inc.; Senior Vice President and General
Age: 39 Assistant Vice  Counsel (since November 2001) of HarbourView Asset
President of the        Management Corporation; Vice President and a director
Manager (since          (since November 2000) of Oppenheimer Partnership Holdings,
September 1998);        Inc.; Senior Vice President, General Counsel and a director
formerly Manager/Fund   (since November 2001) of Shareholder Services, Inc.,
Accounting (September   Shareholder Financial Services, Inc., OFI Private
1994-September 1998)    Investments, Inc., Oppenheimer Trust Company and OFI
of the Manager. An      Institutional Asset Management, Inc.; General Counsel
officer of 85           (since November 2001) of Centennial Asset Management
portfolios in the       Corporation; a director (since November 2001) of
OppenheimerFunds        Oppenheimer Real Asset Management, Inc.; Assistant
complex. Robert G.      Secretary and a director (since November 2001) of
Zack,                   OppenheimerFunds International Ltd.; Vice President (since
Secretary since         November 2001) of OppenheimerFunds Legacy Program;
}[Secretary since       Secretary (since November 2001) of Oppenheimer Acquisition
November]  2001         Corp.; formerly Acting General Counsel (November
Age: 54                 2001-February 2002) and Associate General Counsel (May
                        1981-October 2001) of the Manager; Assistant Secretary of
                        Shareholder Services, Inc. (May 1985-November 2001),
                        Shareholder Financial Services, Inc. (November
                        1989-November 2001); OppenheimerFunds International Ltd.
                        and Oppenheimer Millennium Funds plc (October 1997-November
                        2001). An officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip T. Masterson,    Vice President and Assistant Counsel of the Manager (since
Assistant Secretary
{since} [Since August]  July 1998); formerly, an associate with Davis, Graham, &
2002                    Stubbs LLP (January 1997-June 1998). An officer of {85}
Age: 38                 [72] portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,       Vice President and Senior Counsel of the Manager (since
Assistant Secretary
{since} [Since          July 1999); formerly a Vice President and Associate Counsel
November] 2001          of the Manager (September 1995-July 1999). An officer of 82
Age: {45} [44]          portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,      Vice President and Senior Counsel (since July 1999) of the
Assistant Secretary     Manager; Vice President (since June 1990) of
{since} [Since          OppenheimerFunds Distributor, Inc.; Director, Vice
November] 2001          President and Assistant Secretary (since June 1999) of
Age: 44                 Centennial Asset Management Corporation; Vice President
                        (since 1997) of Oppenheimer Real Asset Management, Inc.;
                        formerly Vice President and Associate Counsel of the
                        Manager (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice President and Assistant Counsel (since June 1998) of
Assistant Secretary     the Manager; Vice President (since 1999) of
{since} [Since          OppenheimerFunds Distributor, Inc.; Vice President and
November] 2001          Assistant Secretary (since 1999) of Shareholder Services,
Age: {37} [36]          Inc.; Assistant Secretary (since December 2001) of
                        OppenheimerFunds Legacy Program and Shareholder Financial
                        Services, Inc.; formerly Assistant Vice President and
                        Assistant Counsel of the Manager (August 1997-June 1998);
                        Assistant Counsel of the Manager (August 1994-August 1997).
                        An officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

Remuneration of Trustees. The officers of the Fund and one of the Trustees of the Fund (Mr. Murphy) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended {July 31}[________], 2002. The compensation from all of the Board I
Funds (including the Fund) represents compensation received as a director, trustee or member of a committee of the Board during the calendar year 2001.

-------------------------------------------------------------------------------------
Trustee Name and       As of Fiscal Year Ended     As of December 31, 2001
Other Fund
Position(s)
(as applicable)        7/31/02
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                       Aggregate     Retirement    Estimated       Total
                                                                   Compensation
                                                   Annual          From All
                                                   Retirement      Oppenheimer
                                                   Benefits Paid   Funds For Which
                                     Benefits      at Retirement   Individual
                                     Accrued as    from all Board  Serves As
                       Compensation  Part of Fund  I Funds         Trustee/Director
                       From Fund1    Expenses      (33 Funds) 2    (33 Funds)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Leon Levy              $0            $93           $137,560        $173,700
Chairman
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli        $0            $276          $32,7662        $202,8863
Study Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip {Griffiths}    $0            $73           $6,803          $54,889
[Griffiths4]
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Benjamin Lipstein      $0            $0            $118,911        $150,152 { Joel
Study Committee
Chairman, Audit                                                    W. Motley4 $0 $0
Committee Member                                                   $0 $0}
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Elizabeth B. Moynihan  $0            $356          $52,348         $105,760
Study Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kenneth A. Randall     $0            $217          $76,827         $97,012
Audit Committee
Chairman
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward V. Regan         {$0} [11]    $378          $42,748         $95,960
Proxy Committee
Chairman, Audit
Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Russell S. Reynolds,    {$0} [11]    $234          $46,197         $71,792
Jr.
Proxy Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Donald Spiro            {$0} [11]    $88           $3,625          $64,080
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Clayton K. {Yeutter}    {$0} [11]    $178          $31,982         $71,792
[Yeutter6]
Proxy Committee
Member
-------------------------------------------------------------------------------------
1.    [Aggregate compensation from the Fund includes fees and deferred compensation, if any.] No trustee fee expenses were accrued to the Fund during its last fiscal year [for any Trustee].
2.    Estimated annual retirement benefits paid at retirement is based on a straight life payment plan election. The amount for Mr. Galli includes $14,818 for serving as a trustee or director of 10 Oppenheimer funds that are not Board
I Funds.
3.    Includes $97,126 for Mr. Galli for serving as trustee or director of 10
Oppenheimer funds that are not Board I Funds.
      {Elected to the Board on October 10, 2002 and therefore did not receive any compensation.}
      |X|  Retirement Plan for Trustees.  The Fund has adopted a retirement plan that provides for payments to retired Trustees.  Payments are up to 80%
of the average compensation paid during a Trustee's five (5) years of service in which the highest compensation was received.  A Trustee must serve as trustee for any of the {Board I Funds} [New York-based Oppenheimer funds] for at least fifteen (15) years to be eligible for the maximum payment. Each
Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service.

      |X|  Deferred Compensation Plan for Trustees.  The Board of Trustees
has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee.  The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.  Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X|   Major Shareholders.  As of {November 5, 2002}[_______, 2001], the
only persons who owned of record or who were known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B or Class C shares were:

      {MLFP & S for the sole benefit of its customers, Attn: Fund
Admn/#97DN1, 4800 Deer Lake Drive E, Fl 3, Jacksonville, Florida 32246-6484,
which owned 412,806.47 Class A shares (8.81% of the Class A shares then outstanding).

      MLFP & S for the sole benefit of its customers, Attn: Fund Admn/#97DN1,
4800 Deer Lake Drive E Fl 3, Jacksonville, Florida 32246-6484, which owned
285,843.87 Class B shares (7.07% of the Class B shares then outstanding).

      Smith Barney House Acct: 00109801250, Attn: Cindy Tempesta 7th Fl., 333
West 34th Street, New York, New York 10001-2483, which owned 342,193.87 Class
B shares (8.47% of the Class B shares then outstanding).

      MLPF & S for the sole benefit of its customers, Attn: Fund Admn/#97HF5,
4800 Deer Lake Dr E FL 3, Jacksonville, Florida 32246-6484, which owned
248,876.95 Class C shares (17.33% of the Class C shares then outstanding).

      Smith Barney House Acct: 00109801250, Attn: Cindy Tempesta 7th Fl., 333
West 34th Street, New York, New York 10001-2483, which owned 78,647.11 Class
C shares (5.47% of the Class C shares then outstanding).} [TO BE PROVIDED]

The Manager.  The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics.  The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager.  The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1-202-942-8090.  The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the
SEC's Internet website at www.sec.gov.  Copies may be obtained after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov, or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

      |X|  The Investment Advisory Agreement.  The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund.  The Manager selects securities for the Fund's portfolio and handles its day-to day business. The portfolio {management team} [manager] of the Fund is employed by the Manager and [is the person who] is principally responsible for the day-to-day management of the Fund's investment portfolio.

[Other members of the Manager's Fixed-Income Portfolio Team provide the portfolio manager with research and counsel in managing the Fund's investments.

      That] {The investment advisory} agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund.  Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by the Fund.  The major categories relate to interest, taxes, fees to disinterested Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost.  The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole.  The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.  The management fees paid by the Fund to the
Manager during {the Fund's} [its] last three fiscal years are listed below.

---------------------------------------------------------------------------------
Fiscal Year                 {                          Management Fee Paid to
Ended 7/31                  }Management Fee            OppenheimerFunds, Inc.
                            (Without Voluntary Waiver)       (after waiver)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
2000                        $490,267                   $263,552
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
2001                        $476,017                   $317,344
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
2002                        $564,760                    {$376,505} [N/A]
---------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of any investment of the Fund assets made with due care and in good faith.  The agreement permits the Manager to act as investment adviser for any other person, firm or corporation.  The Manager can use the name
"Oppenheimer" in connection with other investment companies for which it or an affiliate is the investment adviser or general distributor.  If the
Manager shall no longer act as investment adviser to the Fund, the Manager can withdraw its permission to the Fund to use the name "Oppenheimer" as part of its name.

         |X|      Annual Approval of Investment Advisory Agreement. Each
year, the Board of Trustees, including a majority of the Independent
Trustees, is required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The
Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices{;}
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Fund from its relationship with the Manager{;}[,] and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the
         Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities
         Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The
Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.  One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund.  The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions.  Under the agreement, the Manager may employ those broker-dealers (including "affiliated" brokers, as that term is defined in the Investment Company Act) that, in the Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions.  "Best execution"
refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding.
However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.  The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.  Subject to those other considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates.

Brokerage Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above.  Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers.  In certain instances, portfolio managers may directly place trades and allocate brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.
Therefore, the Fund does not incur substantial brokerage costs.  Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security.
Portfolio securities purchased from dealers include a spread between the bid and asked price.

      The Fund seeks to obtain prompt execution of orders at the most favorable net prices.  In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.  Other funds advised by the Manager have investment objectives and policies similar to those of the Fund.  Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities.
When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the
Manager or its affiliates.  The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received by the
Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.  The Board permits the Manager to use stated
commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase.  The
Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing research services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the Distributor{, whose primary address is P.O. Box 5270, Denver, CO 80217,}
acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.  Expenses normally attributable to sales are borne by the
Distributor.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the
Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below:

 ------------------------------------------------------------------------------
 Fiscal   Aggregate     Class A      {              Concessions  Concessions
 Year     Front-End     Front-End    }Concessions   on Class B   on Class C
 Ended    Sales         Sales        on Class A     Shares       Shares
 7/31:    Charges on    Charges      Shares         Advanced by  Advanced by
          Class A       Retained by  Advanced by    Distributor1 Distributor1
          Shares        Distributor* Distributor1
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 2000     $ 89,670      $11,968      $ 4,034        $193,383     $20,626
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 2001     $150,702      $25,811      $579           $284,744     $23,625
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 2002     $159,960      $31,877      $280           $413,775     $49,579
 ------------------------------------------------------------------------------
1.    The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.
*     Includes amounts retained by a broker-dealer that is an affiliate or a parent of the {Distributor} [distributor].

 ------------------------------------------------------------------------------
 Fiscal      Class A Contingent   Class B Contingent    Class C Contingent
 Year Ended  Deferred Sales       Deferred Sales        Deferred Sales
 7/31:       Charges Retained by  Charges Retained by   Charges Retained by
             Distributor          Distributor           Distributor
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 2000        $871                 $216,313              $17,427
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 2001        $422                 $132,505              $1,881
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 2002        $0                   $150,338              $3,776
 ------------------------------------------------------------------------------

      For additional information about distribution of the Fund's shares, including fees and expenses, please refer to "Distribution and Service
Plans."

Distribution and Service Plans.  The Fund has adopted a Service Plan for its
Class A shares and Distribution and Service Plans for its Class B and Class C
shares under Rule 12b-1 of the Investment Company Act.  Under those plans, the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of the particular class.  Each plan has been approved by a vote of the Board of Trustees of the Fund, including a majority of the Independent Trustees,1 cast in person at a meeting called for the purpose of voting on that plan.

      Under the plans, the Manager and the Distributor[,] may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform.  The Manager may use profits from the advisory fee it receives from the Fund.  The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to plan recipients from their own resources.

      Unless a plan is terminated as described below, the plan continues in effect from year to year, but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders of the class affected by the amendment.  Because Class B shares automatically convert into Class A shares after six (6) years, the Fund must obtain the approval of both Class A and Class B shareholders for an amendment to the
Class A plan that would materially increase the amount to be paid under the plan.  That approval must be by a "majority" (as defined in the Investment
Company Act) of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Fund's Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made.
Those reports are subject to the review and approval of the Independent
Trustees in the exercise of their fiduciary duty.

      Each plan states that while it is in effect, the selection or replacement and nomination of those Trustees of the Fund who are not
"interested persons" of the Fund is committed to the discretion of the
Independent Trustees.  This provision does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent
Trustees.

      Under the plan for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Fund's
Independent Trustees.  The Board of Trustees has set the fees at the maximum rate allowed under the plans and has set no minimum asset amount needed to qualify for payments.

      |_|  Class A Service Plan Fees.  Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares.  The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor.  The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.15% of the average annual net assets of Class A shares held in accounts of the service providers or their customers.

      For the fiscal year ended July 31, 2002, payments under the Plan for
Class A shares totaled $60,527, all of which was paid by the Distributor to recipients.  That included $1,478 paid to an affiliate of the Distributor.
Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years.  The
Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

|_|   Class B and Class C Service and Distribution Plans.

      Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period.  The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plans during that period.  The types of services that recipients provide for the service fee are similar to the services provided under Class A plans, described above.

      The Class B and Class C plans permit the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance.  [The types of services that recipients provide for the service fee are similar to the services provided under Class A plans, described above.]  However, the
Distributor presently intends to pay recipients the service fee on Class B and Class C shares in advance for the first year the shares are outstanding.
After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares.  The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for an advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares.

      The Distributor retains the asset-based sales charge on Class B shares.  The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fees and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares.  The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the plans.  The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:

|_|   pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
|_|   may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
|_|   employs personnel to support distribution of shares, [and] bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky"
      registration fees and certain other distribution expenses{,}[.]
|_|   may not be able to adequately compensate dealers that sell Class B and
      Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
|_|   receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
|_|   may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
|_|   may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
|_|   may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.
o
      When Class B and Class C shares are sold without the designation of a broker-dealer, the Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B and Class C shares.

      [The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the plans.]  If either the Class B or Class C plan is terminated by the Fund, the
Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.  [The Class B and Class C plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.]

 -------------------------------------------------------------------------------
   Distribution Fees Paid to the Distributor in the Fiscal Year Ended 7/31/02
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class:     Total Payments   Amount Retained  Distributor's    Distributor's
                                              Aggregate        Unreimbursed
                                              Unreimbursed     Expenses as %
                                              Expenses Under   of Net Assets
            Under Plan       by Distributor   Plan             of Class
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class B    $372,492         $324,574         $1,512,203       3.45%
 Plan
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class C    $  88,383        $  33,443        $   185,930      1.47%
 Plan
 -------------------------------------------------------------------------------

      All payments under the Class B and Class C plans are subject to the limitations imposed by the Conduct Rules of the National Association of
Securities Dealers, Inc. on payments of asset-based sales charges and service fees to NASD members.

Performance of the Fund

Explanation of Performance Terminology.  The Fund uses a variety of terms to illustrate its performance.  These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value"
and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below.  The charts below show the Fund's performance during its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet {website} [web site] at www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission.  Those rules describe the types of performance data that may be used and how it is to be calculated.  In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.  Those returns must be shown for the 1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).  Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods.  However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

      |_| Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

      |_|  The Fund's performance returns {may} [do] not reflect the effect of taxes on distributions.
      |_| An investment in the Fund is not insured by the FDIC or any other government agency.
      |_| The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
      |_| Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different.  That is because of the different kinds of expenses each class bears.  The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Yields.  The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

      |_| Standardized Yield.  The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated thirty (30)
day period.  It is not based on actual distributions paid by the Fund to shareholders in the thirty (30) day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period.  It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

------------------------------------------------------------------------------
[OBJECT OMITTED]
------------------------------------------------------------------------------
      The symbols above represent the following factors:
      a =  dividends and interest earned during the thirty (30) day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the thirty (30) day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular thirty (30) day period may differ from the yield for other periods.  The SEC formula assumes that the standardized yield for a thirty (30) day period occurs at a constant rate for a six (6) month period and is annualized at the end of the six (6) month period.  Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any thirty (30) day period.

      |_| Dividend Yield.  The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by twelve (12) (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period.  The formula is shown below:

            Dividend Yield = dividends paid {during monthly period} x
12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge.  The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

      |_| Tax-Equivalent Yield.  The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield.  It adjusts the Fund's standardized yield, as calculated above, by a stated Federal tax rate.  Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a thirty (30) day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate.  The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated.  Your tax bracket is determined by your Federal and state taxable income (the net amount subject to Federal and state income tax after deductions and exemptions).  The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.

---------------------------------------------------------------------------------

The Fund's Yields for the 30-Day Periods Ended 7/31/02
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                          Tax-Equivalent Yield
             Standardized Yield     Dividend Yield        (42.98% Combined
                                                          Federal/New Jersey
Class of                                                  Tax Bracket)
Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
             Without    After       Without    After      Without     After
             Sales      Sales       Sales      Sales      Sales       Sales
             Charge     Charge      Charge     Charge     Charge      Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A      4.36%      4.15%       4.58%      4.37%      7.65%       7.28%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B      3.61%      N/A         3.83%      N/A        6.33%       N/A
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C      3.60%      N/A         3.83%      N/A        6.31%       N/A
---------------------------------------------------------------------------------

      |X| Total Return Information.  There are different types of "total returns" to measure the Fund's performance.  Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  Because of differences in expenses for each class of shares, the total returns for each class are separately measured.  The cumulative total return measures the change in value over the entire period (for example, ten
(10) years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below).  For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter.  For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the one (1) year period.

      |_| Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------
[OBJECT OMITTED]
------------------------------------------------------------------------------
            |_| Average Annual Total Return (After Taxes on Distributions).
The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
1/n         Distributions)
  P

            |_| Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1=  Average Annual Total Return (After Taxes on
1/n         Distributions and Redemption)
  P

      |_| Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

------------------------------------------------------------------------------
[OBJECT OMITTED]
------------------------------------------------------------------------------
      |_| Total Returns at Net Asset Value.  From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B or Class C shares.  Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------
             The Fund's Total Returns for the Periods Ended 7/31/02
---------------------------------------------------------------------------------
          -----------------------------------------------------------------------
          Cumulative Total              Average Annual Total Returns
             Returns (10
          years or life of
               class)
Class of
 Shares
---------------------------------------------------------------------------------
          -----------------------------------------------------------------------
                                                                    10-Year
                                 1-Year            5-Year         (or life of
                                                                     class)
---------------------------------------------------------------------------------
          -----------------------------------------------------------------------
          After    Without  After    Without  After    Without  After   Without
          Sales    Sales    Sales    Sales    Sales    Sales    Sales   Sales
          Charge   Charge   Charge   Charge   Charge   Charge   Charge  Charge
---------------------------------------------------------------------------------
          -----------------------------------------------------------------------
Class A   42.70%1  49.81%1  0.77%    5.79%    3.15%    4.16%    4.32%1  4.92%1
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B   43.23%2  43.23%2  -0.01%   4.99%    3.08%    3.41%    4.36%2  4.36%2
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C   35.91%3  35.91%3  3.99%    4.99%    3.39%    3.39%    4.53%3  4.53%3
---------------------------------------------------------------------------------
1     Inception of Class A shares:  3/1/94
2     Inception of Class B shares:  3/1/94
3     Inception of Class C shares:  8/29/95

---------------------------------------------------------------------------------
      Average Annual Total Returns for Class A Shares (After Sales Charge)
                         For the Periods Ended 7/31/02
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                      1-Year         5-Year         10-Year
                                                                  (or life of
                                                                     class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on Distributions      0.77%          3.12%          4.28%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on Distributions and  2.26%          3.44%          4.43%
Redemption of Fund Shares
---------------------------------------------------------------------------------
   1. Inception date of Class A shares: 3/1/94

Other Performance Comparisons.  The Fund compares its performance annually to that of an appropriate broadly based market index in its Annual Report to shareholders.  You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information.  The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities.  Examples of these performance comparisons are set forth below.

      |_| Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper").  Lipper is a widely-recognized independent mutual fund monitoring service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives.  The performance of the Fund is ranked by Lipper against all other bond funds, other than money market funds, and other municipal bond funds.  The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.
Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |_|  Morningstar Ratings [and Rankings].  From time to time the Fund may publish the star {rating} [ranking] of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service.
Morningstar {rates} [ranks] mutual funds in their specialized {market}
sector.  The Fund is ranked among the {Municipal Single State Long}
[municipal bond funds] category.

      Morningstar proprietary star {ratings} [rankings] reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and
rewarding consistent performance.   The top 10% of funds in each category
receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.
(Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      [The Fund may also compare its performance to that of other funds in its Morningstar category, in addition to its star ratings.  Those total return rankings are percentages from one percent to one hundred percent and are not risk adjusted.  For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.]

      |_|  Performance Rankings and Comparisons by Other Entities and
Publications.  From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, the Wall Street
Journal, Barron's, or similar publications.  That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's Class A, Class B or Class C shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the Fund's Class A, Class B or Class
C returns to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.  However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.  Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least [$25. Effective November 1, 2002, for any new Asset Builder
Plan, each purchase through AccountLink must be at least] $50 and shareholders must invest at least $500 before an Asset Builder Plan
{(described below)} can be established on a new account. Accounts established prior to November 1, {2002} [2001], will remain at $25 for additional purchases. Shares will be purchased on the regular business day the
Distributor is instructed to initiate the Automated Clearing House ("ACH")
transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00
P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

|X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of
            Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New York Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer Quest Capital Value Fund,
Oppenheimer Champion Income Fund          Inc.
Oppenheimer {Convertible Securities}      Oppenheimer Quest Global Value Fund,
[Concentrated Growth] Fund                Inc.
Oppenheimer {Developing Markets}
[Convertible Securities] Fund             Oppenheimer Quest Opportunity Value Fund
Oppenheimer {Disciplined Allocation}
[Developing Markets] Fund                 Oppenheimer Quest Value Fund, Inc.
Oppenheimer {Discovery} [Disciplined
Allocation] Fund                          Oppenheimer Real Asset Fund
Oppenheimer {Emerging Growth}             Oppenheimer Rochester National
[Discovery] Fund                          Municipals
[Oppenheimer Emerging Growth Fund         Oppenheimer Senior Floating Rate Fund
                                           {Oppenheimer Senior Floating Rate Fund
                                          Oppenheimer Enterprise Fund }
]Oppenheimer Emerging Technologies Fund   Oppenheimer Small Cap Value Fund
[Oppenheimer Enterprise Fund              Oppenheimer Special Value Fund
]Oppenheimer Europe Fund                  Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund   Oppenheimer Trinity Core Fund
                                          Oppenheimer Trinity Large Cap Growth
Oppenheimer Gold & Special Minerals Fund  Fund
Oppenheimer Growth Fund                   Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
[Oppenheimer Intermediate Municipal Fund  Oppenheimer Value Fund
                                           {Oppenheimer Value} [Limited-Term New
]Oppenheimer International Bond Fund      York Municipal] Fund
                                           {Limited-Term New York Municipal Fund}
Oppenheimer International Growth Fund     [Rochester Fund Municipals]
                                           {Rochester Fund Municipals Oppenheimer
Oppenheimer International Small Company   Limited-Term Government Fund } OSM1-
Fund                                      Gartmore Millennium Growth Fund II
Oppenheimer Limited[-]Term {Municipal}
[Government] Fund                         OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth & Income   OSM1 - Mercury Advisors S&P 500 Index
Fund                                      Fund
                                          OSM1 - Mercury Advisors Focus Growth
Oppenheimer Main Street Opportunity Fund  Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                   OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund       {  }
And the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds
{and Oppenheimer Senior Floating Rate Fund}. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter. Letters of Intent do not consider Class C shares you purchase or may have purchased.

      A Letter of Intent is an investor's statement in writing to the
Distributor of the intention to purchase Class A shares or Class A and Class
B shares of the Fund (and other Oppenheimer funds) during a 13-month period
(the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of
Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the
Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate.
That adjustment will be made only if and when the dealer returns to the
Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of
Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to
5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is
$50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.  If the total minimum investment specified under the Letter is completed within the 13-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3. If, at the end of the 13-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

         5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
                 A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were
                 acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other
                 Oppenheimer funds that were acquired subject to a contingent deferred sales charge.
         6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. {As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can} [To] establish an
Asset Builder Plan to {automatically purchase additional} [buy] shares directly from a bank account {for as little as $50. For}[, you must enclose a check (the minimum is $25) for the initial purchase with your application.
Currently, the minimum investment is $25 to establish an Asset Builder Plan, and will remain at $25 for] those accounts established prior to November 1,
2002 {and which have previously established}[. However, as described above under "AccountLink," for] Asset Builder Plans{, additional purchases will remain at $25} [established on or after November 1, 2002, the minimum investment for new Asset Builder Plans will increase to $50, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan can be established]. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of
Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).
That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, [effective September 27, 2002,] a
$12 annual fee {is assessed} [will be charge] on any account valued at less than $500.  This fee will not be {assessed on the following accounts}
[charged for]:
o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National Securities
         Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The {fee is automatically deducted from qualifying accounts annually
}[first annual fee will be charged on or about September 27, 2002, and annually thereafter] on or about the second to last business day of
September.  This annual fee {is} [will be] waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com or call
1.888.470.0862 for instructions.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange ("the Exchange") on each day that the
Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this Statement of Additional Information mean "Eastern time." The
Exchange's most recent annual announcement (which is subject to change)
states that it will close on New Year's Day, Presidents' Day, Martin Luther
King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in municipal securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(4)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(5)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures.

      If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"
prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls{, futures and municipal bond index} [and ]futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked"
prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on
Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian
{bank}. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The
Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
           redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the {Investment
Company} [1940] Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the
Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of {the} [The New York Stock] Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00
P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional
Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is [$25.
Effective November 1, 2002 the minimum amount that may be exchanged to each other fund account is] $50. Instructions should be provided on the
OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.           Centennial Tax Exempt Trust
      Centennial California Tax Exempt Trust  [Oppenheimer Concentrated Growth
                                              Fund
      Centennial Government Trust             ]Oppenheimer Money Market Fund,
                                              Inc. { Centennial Government Trust
                                              }
      Centennial Money Market Trust           [Oppenheimer Real Estate Fund]
      Centennial New York Tax Exempt Trust    [Oppenheimer Special Value Fund]

      The following funds do not offer Class N shares:
      Oppenheimer California Municipal Fund   Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer {Limited Term}              Oppenheimer Rochester National
      [Intermediate] Municipal Fund           Municipals
      Oppenheimer Municipal Bond Fund         [Rochester Fund Municipals
      Oppenheimer New Jersey Municipal Fund   ]Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer New {Jersey} [York]         Limited Term New York Municipal
      Municipal Fund                          Fund
      {Oppenheimer New York Municipal Fund Rochester Fund Municipals }
      The following funds do not offer Class Y shares:
      Oppenheimer California Municipal Fund   Oppenheimer {Limited Term}
                                              [Intermediate] Municipal Fund
                                               {Oppenheimer Multiple Strategies
                                              Fund Oppenheimer Cash Reserves }
      Oppenheimer Capital Income Fund         Oppenheimer New Jersey Municipal
                                              Fund
      Oppenheimer {Champion Income Fund}      Oppenheimer New York Municipal Fund
      [Cash Reserves]
      [Oppenheimer Champion Income Fund       Oppenheimer Pennsylvania Municipal
                                              Fund
                                               {Oppenheimer Pennsylvania
                                              Municipal Fund Oppenheimer
                                              Disciplined Allocation Fund
                                              Oppenheimer Quest Capital Value
      ]Oppenheimer Convertible Securities     Fund, Inc. Oppenheimer Developing
      Fund                                    Markets Fund Oppenheimer Quest
                                              Global Value Fund, Inc.
                                              Oppenheimer Gold & Special
                                              Minerals Fund } Oppenheimer
                                              Rochester National Municipals
      Oppenheimer {International Bond}        Oppenheimer Senior Floating Rate
      [Disciplined Allocation] Fund           Fund
      Oppenheimer {International Growth}      Oppenheimer Small Cap Value Fund
      [Gold & Special Minerals] Fund
      Oppenheimer International Small         Limited Term New York Municipal
      Company Fund                            Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase shares of
      Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Capital Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or
      Class A shares of Oppenheimer Cash Reserves.
o     Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund
      and Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends{, Capital Gains} and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares.
Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended.  As a regulated investment company, the
Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses)
that it distributes to shareholders.

      If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Fund's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations as defined in Section 103(a) of the
Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes.
To the extent the Fund fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security {or railroad retirement} benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      To the extent that distributions paid by the Fund are derived from interest on New Jersey municipal securities and obligations of the U.S.
Treasury, those distributions will also be exempt from New Jersey individual income tax. Distributions from the Fund attributable to income from sources other than those will generally be subject to New Jersey individual income tax as ordinary income.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate.  If the Fund elects to retain its net capital gain, [it is expected that] the Fund [also] will
{provide} [elect] to [have] shareholders of record on the last day of its taxable year {information regarding} [treated as if each received a distribution of] their pro rata share of {the} [such] gain {and tax paid}. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the
Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends (not including
"exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2)
who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup withholding or is an
"exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid (not including exempt-interest dividends paid by the Fund) from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
30% (29% for payments after December 31, 2003) on ordinary income dividends
(not including "exempt-interest dividends"), capital gains distributions
(including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc. a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It {is} [will be] the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP[,] are the independent auditors of the Fund.
They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the
Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER NEW JERSEY MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer New Jersey Municipal Fund, including the statement of investments, as of July 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer New Jersey Municipal Fund as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Denver, Colorado
August 21, 2002

STATEMENT OF INVESTMENTS  JULY 31, 2002

                                                        RATINGS:
                                                     MOODY'S/S&P      PRINCIPAL    MARKET VALUE
                                                     (UNAUDITED)         AMOUNT      SEE NOTE 1

===============================================================================================
MUNICIPAL BONDS AND NOTES--99.5%
-----------------------------------------------------------------------------------------------
NEW JERSEY--79.3%
-----------------------------------------------------------------------------------------------
Atlantic City, NJ REF COP, Public Facilities Lease
Agreement, FGIC Insured, 6%, 3/1/13                      Aaa/AAA     $2,000,000     $ 2,339,480
-----------------------------------------------------------------------------------------------
Brick Township, NJ MUD RB, FGIC Insured, 5%, 12/1/32      Aaa/NR      1,000,000       1,002,810
-----------------------------------------------------------------------------------------------
Delaware River POAU RRB, PA & NJ Port District
Project, Series B, FSA Insured, 5.10%, 1/1/19            Aaa/AAA      1,000,000       1,039,450
-----------------------------------------------------------------------------------------------
Delaware River, NJ & PA POAU RB, FSA Insured,
6%,1/1/18                                                Aaa/AAA      2,000,000       2,259,240
-----------------------------------------------------------------------------------------------
East Orange, NJ BOE COP, FSA Insured, Zero Coupon,
5.20%, 2/1/27(1)                                         Aaa/AAA        400,000         113,556
-----------------------------------------------------------------------------------------------
Freehold, NJ Regional High SDI REF GOUN, FGIC
Insured, 5%, 3/1/15                                      Aaa/AAA        750,000         808,537
-----------------------------------------------------------------------------------------------
Hudson Cnty., NJ SW System Improvement Authority
RRB, Series 1, 6%, 1/1/29                                NR/BBB-      1,000,000         952,930
-----------------------------------------------------------------------------------------------
Lopatcong Township, NJ BOE GOUN, FSA Insured,
5.70%, 7/15/19                                           Aaa/AAA        635,000         729,126
-----------------------------------------------------------------------------------------------
Middlesex Cnty., NJ Improvement Authority
Utility System RRB, Perth Amboy Franchise Project,
Series B, AMBAC Insured, Zero Coupon, 5.63%, 9/1/21(1)   Aaa/AAA      4,500,000       1,738,935
-----------------------------------------------------------------------------------------------
Newark, NJ GOB, School Qualified Bond Act, MBIA
Insured, 5.30%, 9/1/08                                   Aaa/AAA      1,000,000       1,115,740
-----------------------------------------------------------------------------------------------
NJ EDAU ED RB, United Methodist Homes, 5.75%, 7/1/29     NR/BBB-      1,250,000       1,146,262
-----------------------------------------------------------------------------------------------
NJ EDAU GOLB, School Facilities Construction,
Series A, AMBAC Insured, 5.50%, 6/15/13                  Aaa/AAA      1,500,000       1,698,855
-----------------------------------------------------------------------------------------------
NJ EDAU PC RB, Public Service Electric & Gas Co.
Project, Series A, MBIA Insured, 6.40%, 5/1/32           Aaa/AAA        500,000         523,900
-----------------------------------------------------------------------------------------------
NJ EDAU RB, Masonic Charity Foundation Project,
5.50%, 6/1/31                                              NR/A+      1,000,000       1,034,170
-----------------------------------------------------------------------------------------------
NJ EDAU RB, Masonic Charity Foundation Project,
6%, 6/1/25                                                 NR/A+        750,000         817,455
-----------------------------------------------------------------------------------------------
NJ EDAU RB, Transportation Project Sublease, Series A,
FSA Insured, 5.75%, 5/1/09                               Aaa/AAA      1,000,000       1,137,710
-----------------------------------------------------------------------------------------------
NJ EDAU Retirement Community RB, Cedar Crest
Village, Inc. Facilities, Series A, 7.25%, 11/15/21        NR/NR      2,000,000       2,006,860
-----------------------------------------------------------------------------------------------
NJ EDAU Retirement Community RB, Seabrook
Village, Inc., Series A, 8%, 11/15/15                      NR/NR      2,100,000       2,226,966
-----------------------------------------------------------------------------------------------
NJ EDAU RRB, Franciscan Oaks Project, 5.60%, 10/1/12       NR/NR      1,500,000       1,437,300
-----------------------------------------------------------------------------------------------
NJ EDAU RRB, Franciscan Oaks Project, 5.75%, 10/1/23(2)    NR/NR      2,000,000       1,729,840
-----------------------------------------------------------------------------------------------
NJ EDAU RRB, United Methodist Homes, 5.125%, 7/1/25      NR/BBB-      1,000,000         847,750
-----------------------------------------------------------------------------------------------
NJ EDAU SPF RB, Continental Airlines, Inc. Project,
6.25%, 9/15/19                                             B3/B+      3,025,000       2,499,043
-----------------------------------------------------------------------------------------------
NJ EDAU SPF RB, Continental Airlines, Inc. Project,
6.40%, 9/15/23                                             B3/B+      1,000,000         820,570
-----------------------------------------------------------------------------------------------
NJ EDAU Water Facilities RB, American Water Co., Inc.
Project, Series A, FGIC Insured, 6.875%, 11/1/34         Aaa/AAA        500,000         555,305
-----------------------------------------------------------------------------------------------

                    11 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                            RATINGS:
                                                         MOODY'S/S&P      PRINCIPAL     MARKET VALUE
                                                         (UNAUDITED)         AMOUNT       SEE NOTE 1

----------------------------------------------------------------------------------------------------
 NEW JERSEY Continued
----------------------------------------------------------------------------------------------------
 NJ EDLFA RB, Fairleigh Dickinson University, Series G,
 5.70%, 7/1/28                                                 NR/NR     $  250,000      $   239,458
----------------------------------------------------------------------------------------------------
 NJ EDLFA RB, Princeton University, Series E, 5%, 7/1/18     Aaa/AAA      3,460,000        3,577,502
----------------------------------------------------------------------------------------------------
 NJ EDLFA RRB, Monmouth University, Series C,
 5.80%, 7/1/22                                              Baa1/BBB      2,000,000        2,079,820
----------------------------------------------------------------------------------------------------
 NJ EDLFA RRB, Princeton University, Series H,
 5.25%, 7/1/26                                               Aaa/AAA      1,000,000        1,028,310
----------------------------------------------------------------------------------------------------
 NJ EDLFA RRB, Rider University, 5%, 7/1/17                    NR/AA      1,000,000        1,043,270
----------------------------------------------------------------------------------------------------
 NJ HCF FAU RB, Columbus Hospital, Series A,
 7.50%, 7/1/21                                                B2/CCC      1,800,000        1,432,278
----------------------------------------------------------------------------------------------------
 NJ HCF FAU RB, Robert Wood Johnson University
 Hospital, 5.75%, 7/1/25                                       A1/A+      1,000,000        1,052,830
----------------------------------------------------------------------------------------------------
 NJ HCF FAU RB, St. Joseph's Hospital & Medical
 Center, Series A, 6%, 7/1/26                                 NR/AAA        750,000          797,393
----------------------------------------------------------------------------------------------------
 NJ HCF FAU RRB, Atlantic City Medical Center,
 5.75%, 7/1/25                                                 A3/A-      1,000,000        1,023,850
----------------------------------------------------------------------------------------------------
 NJ HEAA Student Loan RB, Series A, MBIA Insured,
 6%, 6/1/15                                                  Aaa/AAA      1,000,000        1,094,690
----------------------------------------------------------------------------------------------------
 NJ Mtg. & HFA MH RB, Series A, AMBAC Insured,
 6.25%, 5/1/28                                               Aaa/AAA      1,000,000        1,053,160
----------------------------------------------------------------------------------------------------
 NJ Mtg. & HFA RB, Home Buyer, Series J, MBIA Insured,
 6.20%, 10/1/25                                              Aaa/AAA        190,000          196,380
----------------------------------------------------------------------------------------------------
 NJ Mtg. & HFA RRB, Series 1, 6.70%, 11/1/28                   NR/A+          5,000            5,131
----------------------------------------------------------------------------------------------------
 NJ Mtg. HAU RB, Series U, 5.75%, 4/1/18                     Aaa/AAA      1,000,000        1,048,590
----------------------------------------------------------------------------------------------------
 NJ North Hudson Sewer Authority RRB, Series A,
 MBIA Insured, Zero Coupon, 5.39%, 8/1/20(1)                  Aaa/NR      5,000,000        2,064,500
----------------------------------------------------------------------------------------------------
 NJ SUEFS RB, Rowan University, Series B, FGIC Insured,
 5.25%, 7/1/14                                               Aaa/AAA      1,000,000        1,078,790
----------------------------------------------------------------------------------------------------
 NJ SUEFS RB, Rowan University, Series B, FGIC Insured,
 5.25%, 7/1/15                                               Aaa/AAA      1,000,000        1,071,800
----------------------------------------------------------------------------------------------------
 NJ Transportation COP, Series 15, AMBAC Insured,
 Inverse Floater, 8.85%, 9/15/14(3,4)                         NR/AAA      2,500,000        3,362,400
----------------------------------------------------------------------------------------------------
 NJ Transportation Trust Fund Authority RB,
 Transportation System, Series A, 5.50%, 6/15/12             Aa3/AA-      1,000,000        1,130,450
----------------------------------------------------------------------------------------------------
 NJ TUAU RRB, Series C, 6.50%, 1/1/16                          A3/A-        950,000        1,152,113
----------------------------------------------------------------------------------------------------
 NJ TUAU RRB, Series C, MBIA Insured, 6.50%, 1/1/09          Aaa/AAA      1,000,000        1,172,610
----------------------------------------------------------------------------------------------------
 NJ TUAU RRB, Series C, MBIA Insured, 6.50%, 1/1/16          Aaa/AAA      1,500,000        1,843,230
----------------------------------------------------------------------------------------------------
 NJ University of Medicine & Dentistry RB, Series A,
 AMBAC Insured, 5%, 12/1/31                                  Aaa/AAA      1,000,000        1,003,540
----------------------------------------------------------------------------------------------------
 Passaic Valley, NJ Sewer System Commissioners
 GOUN, Series E, AMBAC Insured, 5.625%, 12/1/17               Aaa/NR      3,095,000        3,394,534
----------------------------------------------------------------------------------------------------
 Paterson, NJ Public SDI COP, 5.75%, 11/1/19                  Aaa/NR      2,000,000        2,199,440
----------------------------------------------------------------------------------------------------
 PAUNYNJ Consolidated RB, 94th Series, 6%, 12/1/14            A1/AA-        200,000          210,294
----------------------------------------------------------------------------------------------------
 PAUNYNJ RRB, Delta Airlines, Inc. Project, Series 1R,
 6.95%, 6/1/08                                                Ba3/BB      5,055,000        5,017,896
----------------------------------------------------------------------------------------------------

                    12 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

                                                            RATINGS:
                                                         MOODY'S/S&P      PRINCIPAL     MARKET VALUE
                                                         (UNAUDITED)         AMOUNT       SEE NOTE 1

----------------------------------------------------------------------------------------------------
 PAUNYNJ SPO RB, JFK International Air Terminal Project,
 Series 6, MBIA Insured, 7%, 12/1/12                         Aaa/AAA     $2,000,000      $ 2,412,160
----------------------------------------------------------------------------------------------------
 PAUNYNJ SPO RRB, KIAC-4 Special Project, Fifth
 Installment, 6.75%, 10/1/19                                   NR/NR        955,000          987,642
----------------------------------------------------------------------------------------------------
 Salem Cnty., NJ PCFAU RRB, PSEG Power Project,
 Series A, 5.75%, 4/1/31                                    Baa1/BBB      1,000,000        1,008,710
----------------------------------------------------------------------------------------------------
 South Brunswick, NJ GOB, FGIC Insured, 5.625%, 12/1/19      Aaa/AAA      2,330,000        2,669,574
----------------------------------------------------------------------------------------------------
 South Brunswick, NJ GOB, FGIC Insured, 5.625%, 12/1/20      Aaa/AAA      1,385,000        1,586,850
----------------------------------------------------------------------------------------------------
 West Orange, NJ BOE COP, MBIA Insured, 5.625%, 10/1/19       Aaa/NR      2,500,000        2,707,050
                                                                                         -----------
                                                                                          82,328,035

----------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--20.2%
----------------------------------------------------------------------------------------------------
 Guam PAU RB, Prerefunded, Series A, 6.30%, 10/1/22           NR/AAA        185,000          190,221
----------------------------------------------------------------------------------------------------
 PR Childrens Trust Fund Asset-Backed RB, 6%, 7/1/26           Aa3/A      1,000,000        1,048,350
----------------------------------------------------------------------------------------------------
 PR CMWLTH GOUN, Public Improvement, FSA Insured,
 5.25%, 7/1/18                                               Aaa/AAA        875,000          962,089
----------------------------------------------------------------------------------------------------
 PR CMWLTH HTAU RB, Series Y, 5%, 7/1/36                      Baa1/A      1,000,000          988,200
----------------------------------------------------------------------------------------------------
 PR Industrial, Tourist, Educational, Medical &
 Environmental Control Facilities RB, Cogen Facilities
 AES Puerto Rico Project, 6.625%, 6/1/26                     Baa2/NR        965,000          994,452
----------------------------------------------------------------------------------------------------
 PR Industrial, Tourist, Educational, Medical &
 Environmental Control Facilities RB, Polytechnic
 University Project, Series A, 5.50%, 8/1/24                 NR/BBB-         35,000           33,370
----------------------------------------------------------------------------------------------------
 PR Industrial, Tourist, Educational, Medical &
 Environmental Control Facilities RB, Polytechnic
 University Project, Series A, 6.50%, 8/1/24(2)              NR/BBB-        375,000          389,719
----------------------------------------------------------------------------------------------------
 PR Municipal FAU GOB, Inverse Floater, 9.682%, 8/1/13(3,4)    NR/NR      1,075,000        1,347,179
----------------------------------------------------------------------------------------------------
 PR Municipal FAU GOB, Inverse Floater, 9.682%, 8/1/15(3,4)    NR/NR      1,000,000        1,279,710
----------------------------------------------------------------------------------------------------
 PR POAU RB, SPF American Airlines, Inc., Series A,
 6.25%, 6/1/26(2)                                             B1/BB-      6,400,000        4,953,920
----------------------------------------------------------------------------------------------------
 PR POAU RB, SPF American Airlines, Inc., Series A,
 6.30%, 6/1/23                                                B1/BB-        110,000           86,807
----------------------------------------------------------------------------------------------------
 PR Public Buildings Authority RRB, Government
 Facilities, Series C, 5.50%, 7/1/16                         Baa1/A-      1,000,000        1,111,880
----------------------------------------------------------------------------------------------------
 PR Public Finance Corp. RB, CMWLTH Appropriations,
 Series E, 5.50%, 8/1/29                                   Baa3/BBB+      1,000,000        1,037,520
----------------------------------------------------------------------------------------------------
 University of Virgin Islands BOE RB, Series A,
 5.75%, 12/1/13                                                 NR/A        620,000          673,401
----------------------------------------------------------------------------------------------------
 University of Virgin Islands RB, Series A, 6%, 12/1/24         NR/A      1,000,000        1,045,310
----------------------------------------------------------------------------------------------------
 Virgin Islands HFA SFM RRB, Series A,
 6.50%, 3/1/25                                                NR/AAA        135,000          139,239
----------------------------------------------------------------------------------------------------
 Virgin Islands PFAU RB, Sub. Lien, Series E, 6%, 10/1/22      NR/NR      1,500,000        1,497,240
----------------------------------------------------------------------------------------------------
 Virgin Islands PFAU RRB, Gross Receipts Tax Loan Nts.,
 Series A, 6.375%, 10/1/19                                   NR/BBB-      1,515,000        1,674,529

                    13 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                            RATINGS:
                                                         MOODY'S/S&P      PRINCIPAL     MARKET VALUE
                                                         (UNAUDITED)         AMOUNT       SEE NOTE 1

----------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS Continued
----------------------------------------------------------------------------------------------------
 Virgin Islands Water & PAU Electric Systems RRB,
 5.375%, 7/1/10                                                NR/NR     $1,470,000     $  1,556,833
                                                                                        ------------
                                                                                          21,009,969

----------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $97,350,452)                                99.5%     103,338,004
----------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                                0.5          519,089
                                                                         ---------------------------
 NET ASSETS                                                                   100.0%    $103,857,093
                                                                         ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listing of securities, abbreviations are used per the table below:

BOE     Board of Education
CMWLTH  Commonwealth
COP     Certificates of Participation
ED      Economic Development
EDAU    Economic Development Authority
EDLFA   Educational Facilities Authority
FAU     Finance Authority
GOB     General Obligation Bonds
GOLB    General Obligation Ltd. Bonds
GOUN    General Obligation Unlimited Nts.
HAU     Housing Authority
HCF     Health Care Facilities
HEAA    Higher Education Assistance Agency
HFA     Housing Finance Agency/Authority
HTAU    Highway & Transportation Authority
MH      Multifamily Housing
MUD     Municipal Utility District
PAU     Power Authority
PAUNYNJ Port Authority of New York & New Jersey
PC      Pollution Control
PCFAU   Pollution Control Finance Authority
PFAU    Public Finance Authority
POAU    Port Authority
RB      Revenue Bonds
REF     Refunding
RRB     Revenue Refunding Bonds
SDI     School District
SFM     Single Family Mtg.
SPO     Special Obligations
SUEFS   State University Educational Facilities System
SW      Solid Waste
TUAU    Turnpike Authority

1. Zero coupon bond reflects effective yield on the date of purchase.
2. When-issued security to be delivered and settled after July 31, 2002.
3. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of Notes to Financial Statements.
4. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial
Statements.

                    14 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING INDUSTRY DIVERSIFICATION, AS A
PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY DIVERSIFICATION                          MARKET VALUE          PERCENT
--------------------------------------------------------------------------------
 Airlines                                          $ 13,378,236            12.9%
 Higher Education                                    12,221,019            11.8
 Municipal Leases                                    11,746,080            11.4
 General Obligation                                  11,389,123            11.0
 Adult Living Facilities                             11,246,604            10.9
 Highways/Railways                                    9,585,293             9.3
 Sewer Utilities                                      5,459,034             5.3
 Electric Utilities                                   4,731,957             4.6
 Hospital/Health Care                                 4,306,351             4.2
 Sales Tax Revenue                                    4,209,289             4.1
 Marine/Aviation Facilities                           2,622,454             2.5
 Water Utilities                                      2,294,240             2.2
 Special Assessment                                   2,160,230             2.1
 Education                                            1,965,364             1.9
 Pollution Control                                    1,532,610             1.5
 Single Family Housing                                1,384,209             1.3
 Student Loans                                        1,094,690             1.1
 Multifamily Housing                                  1,058,291             1.0
 Resource Recovery                                      952,930             0.9
                                                   -----------------------------
 Total                                             $103,338,004           100.0%
                                                   =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    15 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2002

====================================================================================================================================

 ASSETS
 Investments, at value (cost $97,350,452)--see accompanying statement                                                  $103,338,004
------------------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                                     1,213,329
------------------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold (including $10,000 sold on a when-issued basis)                                                         4,086,683
 Interest                                                                                                                 1,302,613
 Shares of beneficial interest sold                                                                                         212,094
 Other                                                                                                                        1,556
                                                                                                                       -------------
 Total assets                                                                                                           110,154,279

====================================================================================================================================
 LIABILITIES
 Payables and other liabilities:
 Investments purchased on a when-issued basis                                                                             5,892,019
 Dividends                                                                                                                  243,090
 Shares of beneficial interest redeemed                                                                                      90,690
 Shareholder reports                                                                                                         22,726
 Distribution and service plan fees                                                                                          12,632
 Trustees' compensation                                                                                                      18,199
 Transfer and shareholder servicing agent fees                                                                                9,513
 Other                                                                                                                        8,317
                                                                                                                       -------------
 Total liabilities                                                                                                        6,297,186

====================================================================================================================================
 NET ASSETS                                                                                                            $103,857,093
                                                                                                                       =============

====================================================================================================================================
 COMPOSITION OF NET ASSETS
 Paid-in capital                                                                                                       $107,664,035
------------------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                                         86,147
------------------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                                                (9,880,641)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                                               5,987,552
                                                                                                                       -------------
 NET ASSETS                                                                                                            $103,857,093
                                                                                                                       =============

====================================================================================================================================
 NET ASSET VALUE PER SHARE
 Class A Shares:
 Net asset value and redemption price per share (based on net assets
 of $47,305,151 and 4,305,941 shares of beneficial interest outstanding)                                                     $10.99
 Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)                             $11.54
------------------------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $43,887,934
 and 3,990,682 shares of beneficial interest outstanding)                                                                    $11.00
------------------------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $12,664,008
 and 1,152,102 shares of beneficial interest outstanding)                                                                    $10.99

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    16 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2002

====================================================================================================================================
 INVESTMENT INCOME
 Interest                                                                                                               $ 5,188,445

------------------------------------------------------------------------------------------------------------------------------------
 EXPENSES
 Management fees                                                                                                            564,760
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                                                     60,527
 Class B                                                                                                                    372,492
 Class C                                                                                                                     88,383
------------------------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                                                               70,114
------------------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                                  9,271
------------------------------------------------------------------------------------------------------------------------------------
 Other                                                                                                                       16,404
                                                                                                                        ------------
 Total expenses                                                                                                           1,181,951
 Less reduction to custodian expenses                                                                                        (9,271)
 Less voluntary waiver of expenses                                                                                         (188,255)
                                                                                                                        ------------
 Net expenses                                                                                                               984,425

====================================================================================================================================
 NET INVESTMENT INCOME                                                                                                    4,204,020

====================================================================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized loss on:
 Investments                                                                                                               (504,897)
 Closing of futures contracts                                                                                              (319,346)
                                                                                                                        ------------
 Net realized loss                                                                                                         (824,243)

====================================================================================================================================
 Net change in unrealized appreciation on investments                                                                     1,576,648
                                                                                                                        ------------
 Net realized and unrealized gain                                                                                           752,405

------------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                   $ 4,956,425
                                                                                                                        ============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    17 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

 YEAR ENDED JULY 31,                                                                                   2002                    2001

====================================================================================================================================
 OPERATIONS
 Net investment income                                                                         $  4,204,020             $ 3,711,180
------------------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                                 (824,243)             (1,592,409)
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                                            1,576,648               5,484,560
                                                                                                ------------------------------------
 Net increase in net assets resulting from operations                                             4,956,425               7,603,331

====================================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income:
 Class A                                                                                         (2,023,988)             (1,765,488)
 Class B                                                                                         (1,645,824)             (1,516,793)
 Class C                                                                                           (388,173)               (303,732)

====================================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                                          7,709,022               5,441,476
 Class B                                                                                          4,357,265               1,989,316
 Class C                                                                                          3,921,841               1,105,845

====================================================================================================================================
 NET ASSETS

 Total increase                                                                                  16,886,568              12,553,955
------------------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                             86,970,525              74,416,570
                                                                                               -------------------------------------
 End of period [including undistributed (overdistributed) net
 investment income of $86,147 and $(59,888), respectively]                                     $103,857,093             $86,970,525
                                                                                               =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    18 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

 CLASS A       YEAR ENDED JULY 31,                      2002             2001             2000             1999             1998
====================================================================================================================================

 PER SHARE OPERATING DATA

 Net asset value, beginning of period                 $10.89           $10.36           $11.21           $11.58           $11.54
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .53              .55              .53              .55              .58
 Net realized and unrealized gain (loss)                 .08              .51             (.82)            (.36)             .09
                                                      ------------------------------------------------------------------------------
 Total from investment operations                        .61             1.06             (.29)             .19              .67
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.51)            (.53)            (.55)            (.55)            (.59)
 Distributions from net realized gain                     --               --             (.01)            (.01)            (.04)
                                                      ------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.51)            (.53)            (.56)            (.56)            (.63)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $10.99           $10.89           $10.36           $11.21           $11.58
                                                      ==============================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                    5.79%           10.42%           (2.47)%           1.57%            5.96%

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)            $47,305          $39,185          $31,937          $42,289          $33,060
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $42,809          $35,710          $35,286          $38,999          $24,909
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                  4.88%            5.08%            5.26%            4.71%            4.94%
 Expenses                                               0.84%            0.87%            1.09%            1.10%            1.14%(3)
 Expenses, net of voluntary waiver of expenses
 and/or reduction to custodian expenses                 0.63%            0.67%            0.79%            0.63%            0.38%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  26%              27%             101%              70%              46%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    19 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued

 CLASS B       YEAR ENDED JULY 31,                      2002             2001             2000             1999             1998
====================================================================================================================================

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                 $10.90           $10.37           $11.21           $11.58           $11.53
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .45              .47              .47              .47              .50
 Net realized and unrealized gain (loss)                 .08              .51             (.83)            (.37)             .09
                                                     -------------------------------------------------------------------------------
 Total from investment operations                        .53              .98             (.36)             .10              .59
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.43)            (.45)            (.47)            (.46)            (.50)
 Distributions from net realized gain                     --               --             (.01)            (.01)            (.04)
                                                     -------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.43)            (.45)            (.48)            (.47)            (.54)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $11.00           $10.90           $10.37           $11.21           $11.58
                                                     ===============================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                    4.99%            9.58%           (3.11)%           0.81%            5.25%

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)            $43,888          $39,164          $35,338          $44,322          $33,062
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $41,532          $36,447          $38,064          $39,842          $25,556
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                  4.12%            4.34%            4.50%            3.96%            4.17%
 Expenses                                               1.60%            1.62%            1.85%            1.85%            1.89%(3)
 Expenses, net of voluntary waiver of expenses
 and/or reduction to custodian expenses                 1.39%            1.42%            1.55%            1.38%            1.14%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  26%              27%             101%              70%              46%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    20 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

 CLASS C       YEAR ENDED JULY 31,                      2002             2001             2000             1999             1998
====================================================================================================================================

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                 $10.89           $10.36           $11.21           $11.58           $11.53
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .44              .47              .46              .46              .50
 Net realized and unrealized gain (loss)                 .09              .51             (.83)            (.36)             .09
                                                     -------------------------------------------------------------------------------
 Total from investment operations                        .53              .98             (.37)             .10              .59
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.43)            (.45)            (.47)            (.46)            (.50)
 Distributions from net realized gain                     --               --             (.01)            (.01)            (.04)
                                                     -------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.43)            (.45)            (.48)            (.47)            (.54)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $10.99           $10.89           $10.36           $11.21           $11.58
                                                     ===============================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                    4.99%            9.59%           (3.20)%           0.81%            5.24%

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)            $12,664          $ 8,622          $ 7,142          $ 9,732          $ 6,463
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $ 9,831          $ 7,301          $ 8,198          $ 8,483          $ 3,631
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                  4.10%            4.33%            4.51%            3.96%            4.20%
 Expenses                                               1.60%            1.62%            1.85%            1.85%            1.92%(3)
 Expenses, net of voluntary waiver of expenses
 and/or reduction to custodian expenses                 1.39%            1.42%            1.55%            1.38%            1.12%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  26%              27%             101%              70%              46%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    21 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer New Jersey Municipal Fund (the Fund) is a separate series of
Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of July 31, 2002, the Fund had entered into when-issued purchase commitments of $5,892,019 and when-issued sale commitments of $10,000.

                    22 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund intends to invest no more than 20% of its total assets in inverse floaters.
Inverse floaters amount to $5,989,289 as of July 31, 2002. Including the effect of leverage, inverse floaters represent 7.22% of the Fund's total assets as of
July 31, 2002.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
Therefore, no federal income or excise tax provision is required.

As of July 31, 2002, the Fund had approximately $304,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011.

As of July 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                            EXPIRING
                            ------------------------
                            2008          $1,327,407
                            2009           6,697,851
                            2010           1,551,532
                                          ----------
                            Total         $9,576,790
                                          ==========
--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31,
2002, the Fund's projected benefit obligations were increased by $1,892 and payments of $2,241 were made to retired trustees, resulting in an accumulated liability of $17,945 as of July 31, 2002.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation

                    23 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued
deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended July 31, 2002 and July 31, 2001 was as follows:

                                                    YEAR ENDED        YEAR ENDED
                                                 JULY 31, 2002     JULY 31, 2001
                 ---------------------------------------------------------------
                 Distributions paid from:
                 Exempt-interest dividends          $4,057,985        $3,586,013
                 Long-term capital gain                     --                --
                 Return of capital                          --                --
                                                    ----------------------------
                 Total                              $4,057,985        $3,586,013
                                                    ============================

As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

                 Undistributed net investment income     $    86,147
                 Accumulated net realized loss            (9,880,641)
                 Net unrealized appreciation               5,987,552
                                                         ------------
                 Total                                   $(3,806,942)
                                                         ============
--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                    24 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     YEAR ENDED JULY 31, 2002        YEAR ENDED JULY 31, 2001
                                      SHARES           AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------------

 CLASS A
 Sold                              1,270,051      $13,768,956      1,198,172      $12,709,183
 Dividends and/or
 distributions reinvested             95,545        1,033,564         88,040          933,942
 Redeemed                           (658,419)      (7,093,498)      (771,253)      (8,201,649)
                                   -----------------------------------------------------------
 Net increase                        707,177      $ 7,709,022        514,959      $ 5,441,476
                                   ===========================================================

----------------------------------------------------------------------------------------------
 CLASS B
 Sold                              1,202,397      $13,034,772        774,341      $ 8,230,429
 Dividends and/or
 distributions reinvested             78,885          854,215         77,156          819,271
 Redeemed                           (883,955)      (9,531,722)      (667,203)      (7,060,384)
                                   -----------------------------------------------------------
 Net increase                        397,327      $ 4,357,265        184,294      $ 1,989,316
                                   ===========================================================

----------------------------------------------------------------------------------------------
 CLASS C
 Sold                                553,069      $ 5,993,189        335,717      $ 3,577,965
 Dividends and/or
 distributions reinvested             19,189          207,721         17,312          183,702
 Redeemed                           (211,598)      (2,279,069)      (250,869)      (2,655,822)
                                   -----------------------------------------------------------
 Net increase                        360,660      $ 3,921,841        102,160      $ 1,105,845
                                   ===========================================================

================================================================================
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2002, were $41,198,714 and $24,138,266, respectively.

As of July 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $97,350,452 was composed of:

                     Gross unrealized appreciation   $6,605,452
                     Gross unrealized depreciation     (617,900)
                                                     -----------
                     Net unrealized appreciation     $5,987,552
                                                     ===========

The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

                    25 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40%
of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume certain Fund expenses.
The Manager can withdraw the voluntary waiver at any time. The foregoing waiver is voluntary and may be terminated by the Manager at any time. The Fund's management fee for the year ended July 31, 2002 was an annualized rate of 0.60%.
--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a $22.50 per account fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                            AGGREGATE          CLASS A       CONCESSIONS       CONCESSIONS       CONCESSIONS
                            FRONT-END        FRONT-END        ON CLASS A        ON CLASS B        ON CLASS C
                        SALES CHARGES    SALES CHARGES            SHARES            SHARES            SHARES
YEAR                       ON CLASS A      RETAINED BY       ADVANCED BY       ADVANCED BY       ADVANCED BY
ENDED                          SHARES      DISTRIBUTOR    DISTRIBUTOR(1)    DISTRIBUTOR(1)    DISTRIBUTOR(1)
-------------------------------------------------------------------------------------------------------------

July 31, 2002                $159,960          $31,877              $280          $413,775           $49,579

1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                              CLASS A          CLASS B           CLASS C
                           CONTINGENT       CONTINGENT        CONTINGENT
                             DEFERRED         DEFERRED          DEFERRED
                        SALES CHARGES    SALES CHARGES     SALES CHARGES
YEAR                      RETAINED BY      RETAINED BY       RETAINED BY
ENDED                     DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
-------------------------------------------------------------------------
July 31, 2002                     $--         $150,338            $3,776

                    26 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A
Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. For the year ended July 31, 2002 , payments under the Class A Plan totaled $60,527, all of which were paid by the Distributor to recipients, and included $1,478 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75%
per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan.

Distribution fees paid to the Distributor for the year ended July 31, 2002, were as follows:

                                                                             DISTRIBUTOR'S
                                                           DISTRIBUTOR'S         AGGREGATE
                                                               AGGREGATE      UNREIMBURSED
                                                            UNREIMBURSED     EXPENSES AS %
                   TOTAL PAYMENTS      AMOUNT RETAINED          EXPENSES     OF NET ASSETS
                       UNDER PLAN       BY DISTRIBUTOR        UNDER PLAN          OF CLASS
-------------------------------------------------------------------------------------------

Class B Plan             $372,492             $324,574        $1,512,203              3.45%
Class C Plan               88,383               33,443           185,930              1.47

================================================================================
5. FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
   The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

                    27 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
5. FUTURES CONTRACTS Continued
   Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

================================================================================
6. ILLIQUID SECURITIES
 As of July 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July
 31, 2002 was $5,989,289, which represents 5.77% of the Fund's net assets.

================================================================================
7. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.08% per annum.
   The Fund had no borrowings outstanding during the year ended or at July 31,
2002.

                                  Appendix A

MUNICIPAL BOND RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below for municipal securities.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM BOND RATINGS

Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards.
Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These bonds are secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.
Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.
SHORT-TERM RATINGS - U.S. TAX-EXEMPT MUNICIPALS

There are three ratings for short-term obligations that are investment grade.
Short-term speculative obligations are designated "SG." For variable rate demand obligations, a two-component rating is assigned. The first (MIG)
element represents an evaluation by Moody's of the degree of risk associated with scheduled principal and interest payments. The second element (VMIG)
represents an evaluation of the degree of risk associated with the demand feature.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies,
Inc. ("Standard & Poor's")

LONG-TERM CREDIT RATINGS

AAA: Bonds rated `AAA' has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated `B' are more vulnerable to nonpayment than obligations rated
`BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: Bonds rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.
p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

SHORT-TERM ISSUE CREDIT RATINGS

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.

INTERNATIONAL LONG-TERM CREDIT RATINGS

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

------------------------------------------------------------------------------
INTERNATIONAL SHORT-TERM CREDIT RATINGS
------------------------------------------------------------------------------

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.
F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-1
                                  Appendix B

                   Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                     C-12
                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.
Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."6 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
I.
Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|
      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|
C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
I.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
      Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.10
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from service.12
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
I.    Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

1.    Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
   Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer            2.50%               2.56%                  2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At least 10 but not   2.00%               2.04%                  1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

1.    Waiver of Class A Sales Charges for Certain Shareholders.  Class A
   shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
         Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
         Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

1.    Waiver of Class A Contingent Deferred Sales Charge in Certain
   Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

1.    Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
   the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
         withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
         liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

1.    Waivers for Redemptions of Shares Purchased on or After March 6, 1995
   but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value
   Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November
   24, 1995:
         redemptions following the death or disability of the shareholder(s)
            (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
         withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10%
            of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
I.    Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
      Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

1.    Class A Contingent Deferred Sales Charge. Certain shareholders of a
   Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18,
   1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

1.    Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more)
   of the categories below and acquired Class A shares prior to March 18,
   1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
I.    Special Reduced Sales Charge for Former Shareholders of Advance
      America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
I.    Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
      Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.
------------------------------------------------------------------------------
{.
------------------------------------------------------------------------------
}Oppenheimer New Jersey Municipal Fund

Internet {Website} [WebSite]:
         www.oppenheimerfunds.com

Investment Adviser
     OppenheimerFunds, Inc.
     498 Seventh Avenue
     New York, New York 10018

Distributor
     OppenheimerFunds Distributor, Inc.
     498 Seventh Avenue
     New York, New York 10018

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALL.OPP (225.5677)

Custodian Bank
     Citibank, N.A.
     399 Park Avenue
     New York, New York 10043

Independent Auditors
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel [to the Fund
     Mayer, Brown, Rowe and Maw
     1675 Broadway
     New York, New York 10019-5820

Legal Counsel to Independent Trustees]
     Mayer, Brown, Rowe and Maw
     1675 Broadway
     New York, New York 10019-5820
     1234
PX395.1102

--------
1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund or the Trust and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

2 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                   OPPENHEIMER MULTI-STATE MUNICIPAL TRUST

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits

(a)   Amended  and  Restated  Declaration  of  Trust  dated  August  1,  2002:
Previously filed with Registrant's  Post-Effective Amendment No. 27 (September
27, 2002), and incorporated herein by reference.

(b)   Amended and Restated  By-Laws dated as of December 14, 2000:  Previously filed with Registrant's  Post-Effective Amendment No. 27 (September 27, 2002),
and incorporated herein by reference.

(c)   (i)  Oppenheimer  Pennsylvania  Municipal  Fund  Specimen  Class A Share
Certificate:  Previously filed with Registrant's  Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (ii)  Oppenheimer  Pennsylvania  Municipal  Fund Specimen  Class B Share
Certificate:  Previously filed with Registrant's  Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (iii)  Oppenheimer  Pennsylvania  Municipal  Fund Specimen Class C Share
Certificate:  Previously filed with Registrant's  Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (iv)  Oppenheimer  Rochester National  Municipals Specimen Class A Share
Certificate:  Previously filed with Registrant's  Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (v) Oppenheimer  Rochester  National  Municipals  Specimen Class B Share
Certificate:  Previously filed with Registrant's  Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (vi) Oppenheimer  Rochester National  Municipals  Specimen Class C Share
Certificate:  Previously filed with Registrant's  Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (vii)  Oppenheimer  New Jersey  Municipal  Fund  Specimen  Class A Share
Certificate:  Previously filed with Registrant's  Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (viii)  Oppenheimer  New Jersey  Municipal  Fund Specimen  Class B Share
Certificate:  Previously filed with Registrant's  Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (ix)  Oppenheimer  New  Jersey  Municipal  Fund  Specimen  Class C Share
Certificate:  Previously filed with Registrant's  Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

(d)   (i)  Investment   Advisory   Agreement  for   Oppenheimer   Pennsylvania
Municipal Fund dated October 22, 1990:  Previously  filed with  Post-Effective
Amendment  No. 2 (March 1, 1991),  refiled  with  Registrant's  Post-Effective
Amendment No. 12 (April 25, 1995)  pursuant to Item 102 of Regulation  S-T and incorporated herein by reference.

      (ii) Investment  Advisory  Agreement for Oppenheimer  Florida  Municipal
Fund dated October 1, 1993:  Previously  filed with  Post-Effective  Amendment
No. 8 (December 29, 1993), and incorporated herein by reference.

      (iii)   Investment   Advisory   Agreement  for  Oppenheimer  New  Jersey
Municipal Fund dated December 9, 1993:  Previously  filed with  Post-Effective
Amendment No. 9 (February 25, 1994), and incorporated herein by reference.

(e)   (i) General  Distributor's  Agreement dated August 19, 1993:  Previously filed with Registrant's  Post-Effective Amendment No. 12 (April 25, 1995), and
incorporated herein by reference.

      (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

                  (iv) Form of Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

      (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

      (ii) Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2-82590), 10/28/98, and incorporated by reference.

(g)   (i) Amendment dated August 28, 2002 to the Global Custodial Services
Agreement dated May 3, 2001 between Registrant and Citibank, N.A.: Previously filed with Post-Effective Amendment No. 29 to the Registration Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371), 11/22/02, and incorporated herein by reference.

      (ii) Global Custodial Services Agreement dated May 3, 2001 between
Registrant and Citibank, N.A.: Previously filed with Post-Effective Amendment
No. 33 to the Registration Statement of Centennial Money Market Trust (Reg.
No. 2-65245), 10/25/01, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel  dated  September  15,  1989:  Previously
filed  with  Registrant's   Pre-Effective  Amendment  No.  2  to  Registrant's
Registration  Statement  (September  18,  1989) ,  refiled  with  Registrant's
Post-Effective  Amendment  No. 12,  (April 25,  1995)  pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

(j)   Independent Auditors' Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment  Letter  from  OppenheimerFunds,  Inc.  to  Registrant  dated
August 29, 1989: Previously filed with Registrant's  Post-Effective  Amendment
No. 3 (April 30, 1991,refiled with Registrant's  Post-Effective  Amendment No.
12, (April 25, 1995) pursuant to Item 102 of Regulation  S-T and  incorporated herein by reference.

(m)   (i)  Service  Plan  and  Agreement  for  Class A shares  of  Oppenheimer
Pennsylvania  Municipal  Fund  dated  July  1,  1993:  Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 6 (July 16,  1993),  refiled with
Registrant's  Post-Effective  Amendment No. 12,  (April 25, 1995)  pursuant to
Item 102 of Regulation S-T and incorporated herein by reference.

(ii)  Amended and Restated  Distribution  and Service Plan and  Agreement  for
Class B shares of Oppenheimer  Pennsylvania  Municipal Fund dated February 12,
1998:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 21
(November 25, 1998) and incorporated herein by reference.

      (iii) Amended and Restated  Distribution  and Service Plan and Agreement
for Class C shares of Oppenheimer  Pennsylvania  Municipal Fund dated February
12, 1998: Previously filed with Registrant's  Post-Effective  Amendment No. 21
(November 25, 1998) and incorporated herein by reference.

      (iv)  Service  Plan and  Agreement  for  Class A shares  of  Oppenheimer
Florida   Municipal  Fund  dated  October  1,  1993:   Previously  filed  with
Registrant's   Post-Effective   Amendment   No.  7  (October  1,  1993),   and
incorporated herein by reference.

      (v)  Distribution  and Service Plan and  Agreement for Class B shares of
Oppenheimer Florida Municipal Fund dated September 14, 2001:  Previously filed with  Registrant's  Post-Effective  Amendment No. 25 (September 28, 2001), and
incorporated herein by reference.

      (vi) Amended and Restated  Distribution  and Service Plan and  Agreement
for Class C shares of  Oppenheimer  Florida  Municipal Fund dated February 12,
1998:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 21
(November 25, 1998) and incorporated herein by reference.

      (vii) Service Plan and Agreement for Class A shares of  Oppenheimer  New
Jersey   Municipal  Fund  dated  December  9,  1993:   Previously  filed  with
Registrant's   Post-Effective   Amendment  No.  9  (February  25,  1994),  and
incorporated herein by reference.

      (viii) Amended and Restated  Distribution and Service Plan and Agreement
for Class B shares of Oppenheimer  New Jersey  Municipal Fund dated August 30,
2002:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 27
(September 27, 2002), and incorporated herein by reference.

      (ix) Amended and Restated  Distribution  and Service Plan and  Agreement
for Class C shares of  Oppenheimer  New Jersey  Municipal  Fund dated February
12, 1998: Previously filed with Registrant's  Post-Effective  Amendment No. 21
(November 25, 1998) and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
10/22/02: Previously filed with Post-Effective Amendment No. 22 to the
Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No.
33-33799), 11/20/02, and incorporated herein by reference.

(o)   (i) Powers of Attorney for all Trustees/Directors and Principal
Officers except for Joel W. Motley and John V. Murphy (including Certified
Board Resolutions): Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176), 10/5/00, and incorporated herein by reference.

      (ii) Power of Attorney for John Murphy (including Certified Board
Resolution): Previously filed with Post-Effective Amendment No. 41 to the
Registration Statement of Oppenheimer U.S. Government Trust (Reg. No.
2-76645), 10/22/01, and incorporated herein by reference.

      (iii) Power of Attorney for Joel W. Motley (including Certified Board
Resolution): Previously filed with Post-Effective Amendment No. 8 to the
Registration Statement of Oppenheimer International Small Company Fund (Reg.
333-31537), 10/22/02, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated May
15, 2002 under Rule 17j-1 of the Investment Company Act of 1940: Previously
filed with Post-Effective Amendment No. 29 to the Registration Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371), 11/22/02, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Amy B. Adamshick,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles E. Albers,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward J. Amberger,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             As of January 2002: Secretary of
Vice President & Secretary     OppenheimerFunds, Distributor, Inc., Centennial
                               Asset Management Corporation, Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc., Shareholder Financial
                               Services, Inc., Shareholder Services, Inc.;
                               Assistant Secretary of HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., Oppenheimer Trust Company and OFI
                               Institutional Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Victor W. Babin,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce L. Bartlett,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Barela,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Batejan,                None
Executive Vice President/
Chief Information Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Behal                   Assistant Vice President of HarbourView Asset
Assistant Vice President       Management Corporation. Formerly, Associate
                               Director at MetLife (Jan 2000-May 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    Formerly a Marketing Manager with Alliance
Assistant Vice President       Capital Management (October 1999-April 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce Burroughs                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claudia Calich,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Carbuto,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald G. Chibnik,             Director of technology for Sapient Corporation
Assistant Vice President       (July, 2000-August 2001); software architect for
                               Sapient Corporation (March 1997-July 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   Formerly senior analyst/director for Citigroup
Vice President                 Asset Management (November 1999-September 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
O. Leonard Darling,            Chairman of the Board and a director (since June
Vice Chairman, Executive Vice  1999) and Senior Managing Director (since
President, Chief Investment    December 1998) of HarbourView Asset Management
Officer & Director             Corporation; a director (since July 2001) of
                               Oppenheimer Acquisition Corp.; a director (since
                               March 2000) of OFI Private Investments, Inc.;
                               Chairman of the Board, Senior Managing Director
                               and director (since February 2001) of OFI
                               Institutional Asset Management, Inc.; Trustee
                               (since 1993) of Awhtolia College - Greece.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert A. Densen,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            Formerly an Associate with Booz Allen & Hamilton
Assistant Vice President       (1998-June 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Armand B. Erpf,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Fahey,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation; Vice President of Oppenheimer Real
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Senior Vice President;         Inc.; Director of ICI Mutual Insurance Company;
Chairman: Rochester Division   Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Crystal French,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 Formerly an Assistant Vice President with
Assistant Vice President       Mitchell Hutchins (January 2000-October 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sharon M. Giordano,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul M. Goldenberg,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mike Goldverg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation. Formerly Executive Director with
                               Miller Anderson Sherrerd, a division of Morgan
                               Stanley Investment Management. (April 1992-March
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 Formerly a portfolio manager at Fortis Advisors
Vice President                 (July 1998-October 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Grill,                  None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Guy,                    None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Hager,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Merryl I. Hoffman,             As of December 2001: Secretary of HarbourView
Vice    President   &   Senior Asset Management Corporation, OFI Private
Counsel                        Investments, Inc. and OFI Institutional Asset
                               Management, Inc.; Assistant Secretary of
                               OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve P. Ilnitzki,             Formerly Vice President of Product Management at
Senior Vice President          Ameritrade (until March 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice President of OppenheimerFunds Distributor,
Vice   President  &  Assistant Inc.; Vice President and Assistant Secretary of
Counsel                        Shareholder Services, Inc.; Assistant Secretary
                               of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior Vice President and Chief Compliance
Vice President                 Officer (since April 2000) of HarbourView Asset
                               Management Corporation; and of OFI Institutional
                               Asset Management, Inc. (since February 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002) prior to
                               which he was Vice President and Senior Analyst
                               at Merrill Lynch Investment Managers (October
                               1996-February 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lewis A. Kamman,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None.
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Garrett K. Kolb,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter G. Konops,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Avram D. Kornberg,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Guy E. Leaf,                   Vice President of Merrill Lynch (January
Vice President                 2000-September 2001.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          Formerly Vice President and portfolio manager at
Senior Vice President          Morgan Stanley Investment Management
                               (1997-September 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dina C. Lee,                   Formerly an attorney with Van Eck Global (until
Assistant   Vice  President  & December 2000).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Vice President of Shareholder Financial
Vice President                 Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Reed Litcher,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marianne Manzolillo,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip T. Masterson,           None
Vice   President  &  Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and OFI Institutional
                               Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Migan,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joy Milan,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Denis R. Molleur,              None
Vice    President   &   Senior
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation. Formerly an Executive Director and
                               Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman,   President,   Chief Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director (Class A) of Trinity Investments
                               Management Corporation; President and Director
                               of Oppenheimer Acquisition Corp., Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc.; Chairman and Director of
                               Shareholder Financial Services, Inc. and
                               Shareholder Services, Inc.; Executive Vice
                               President of MassMutual Life Insurance Company;
                               director of DLB Acquisition Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Negri,                   Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barbara Niederbrach,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raymond C. Olson,              Assistant Vice President and Treasurer of
Assistant Vice President       OppenheimerFunds Distributor, Inc.; Treasurer of
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank J. Pavlak,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 Formerly Associate Vice President with
Assistant Vice President       Prudential Securities New York (January
                               2001-November 2001) prior to which he was a
                               Director/Analytics with Prudential Investments
                               New Jersey (April 1997-November 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas P. Reedy,               Vice President (since April 1999) of HarbourView
Vice President                 Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rob Robis,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard H. Rubinstein,         None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Ruotolo                 Director, Treasurer and Chief Financial Officer
Executive Vice President and   of Oppenheimer Acquisition Corp.; President and
Director                       director of Shareholder Services, Inc. and
                               Shareholder Financial Services, Inc.; Director
                               (Class A) of Trinity Investment Management
                               Corporation; Chairman of the Board, Chief
                               Executive Officer, President and Director or OFI
                               Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002); Client Service
                               Support Manager for Sanford C. Bernstein
                               (December 1999-April 2001)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey R. Schneider,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Schultz,                 Chief Executive Officer, President & Senior
Senior Vice President          Managing Director & Director of OFI
                               Institutional Asset Management, Inc. and
                               HarbourView Asset Management Corporation;
                               Director (Class A) and Chairman of Trinity
                               Investment Management Corporation; Director of
                               Oppenheimer Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martha A. Shapiro,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002) prior to which he
                               was Development Manager at Reality
                               Online/Reuters America Inc. (June 2000-May 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven J. Sheerin,             Formerly consultant with Pricewaterhouse Coopers
Vice President                 (November 2000-May 2001) prior to which he was a
                               Vice President of Merrill Lynch Pierce Fenner &
                               Smith, Inc. (July 1998-October 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002) prior to which he was
                               Associate Director for Barclays Capital
                               (1998-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              Formerly a business analyst with Goldman Sachs
Assistant Vice President       (August 1999-August 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Soper,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jayne M. Stevlingson,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Since December 2001, Secretary of Oppenheimer
Assistant Vice President,      Trust Company.
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin L. Surrett,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony A. Tanner,             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002) prior to which he
                               was a Vice President with OppenheimerFunds, Inc.
                               (May 2000-October 5, 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Utaro,                  None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Samuel Sloan Walker,           Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc. Formerly, Assistant Vice
                               President with Gruntal & Co. LLC (September 1998
                               - October 2000); member of the American Society
                               of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Winston,               Principal at Richards & Tierney, Inc. (until
Senior Vice President          June 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management Corporation,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc. and OFI Institutional Asset
                               Management, Inc.; Treasurer and Chief Financial
                               Officer of Oppenheimer Trust Company; Assistant
                               Treasurer of Oppenheimer Acquisition Corp. and
                               OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol Wolf,                    Serves on the Board of the Colorado Ballet.
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Senior Vice President          January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and Oppenheimer Trust Company;
                               Vice President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary of OAC
                               Acquisition Corp.; Director and Assistant
                               Secretary of OppenheimerFunds International
                               Ltd.; Director of Oppenheimer Real Asset
                               Management, Inc.; Vice President of
                               OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman,                  None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional  Asset  Management,  Inc. and  Oppenheimer  Trust Company is 498
Seventh Avenue, New York, New York 10018.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jason R. Bach                   Vice President            None
3264 Winthrop Cricle
Marietta, GA 30067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gabriella Bercze(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas S. Blankenship          Vice President            None
17011 Woodbark
Spring, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Bonner(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
170 Phillip Court
Lake Bluff, IL 60044
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Burton                    Vice President            None
412 Towne Green Circle
Addison, TX 75001
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Crockett(2)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(w)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
4090 Redbud Circle
Doylestown, PA 18901
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
7124 Trysail Circle
Tampa, FL 33607
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Vice President            None
9 Townview Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld(2)            Vice President            Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Luiggino J. Galleto             Vice President            None
10302 Riesling Court
Charlotte, NC 28277
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle M. Gans                Vice President            None
2700 Polk Street, Apt. #9
San Francisco, CA 94109
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant(2)                  Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tonya N. Hammet                 Assistant Vice President  None
2612 W. Grand Reserve Circle
#227
Clearwater, FL 33759
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clifford W. Heidinger           Vice President            None
90 Gates Street
Portsmouth, NH 03801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillipe D. Hemery              Vice President            None
184 Park Avenue
Rochester, NY 14607
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristen L. Heyburn              Vice President            None
2315 Mimosa Drive #2
Houston, TX 77019
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard L. Hymes(2)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President            Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson                 Vice President            None
28 Oxford Avenue
Mill Valley, CA 94941
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Kavanaugh               Vice President            None
2 Cervantes, Apt. #301
San Francisco, CA 94123
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian G. Kelly                  Vice President            None
60 Larkspur Road
Fairfield, CT 06430
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
9697 S. Golden Eagle Dr.
Highlands, CO 80126
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dawn Lind                       Vice President            None
21 Meadow Lane
Rockville Centre, NY 11570
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
5341 Ellsworth
Dallas, TX 75206
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1941 W. Wolfram
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
3 St. Marks Place
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David M. Martin                 Vice President            None
10155 S. Woodrose Lane
Highlands Ranch, CO 80126
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony P. Mazzariello          Vice President            None
704 Beaver Road
Leetsdale, PA 15056
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
18424 12th Avenue West
Lynnwood, WA 98037
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President, Principal
                                                          Executive Officer and
                                                          Trustee/Director
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raymond C. Olson(1)             Assistant Vice President  None
                                & Treasurer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Presutti             Vice President            None
238 Kemp Avenue
Fair Haven, NJ 07704
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher L. Quinson          Vice President            None
19 Cayuga Street
Rye, NY 10580
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Heather Rabinowitz(2)           Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary D. Rakan                   Vice President            None
25031 Woodridge Triangle
Farmington, MI 48335
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis H. Reynolds(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Simone Richter(2)      Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Bantage Point Terr.
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sciortino               Vice President            None
785 Beau Chene Drive
Mandeville, LA 70471
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie Simon(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
808 South 194th Street
Seattle,WA 98148
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William A. Spetrino             Vice President            None
7631 Yennicook Way
Hudson, OH 44236
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
239 N. Colony Drive
Edgewood, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 Scott McGregor Tatum           Vice President            None
 704 Inwood
Southlake, TX 76092
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
1328 N. Cleveland Street
Arlington, VA 22201
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan K.Toma                    Vice President            None
14575 S. Gallery
Olathe, KS 66062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Floyd A. Tucker                 Vice President            None
1930 W. Barry Ave., #2
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tanya Valency(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Vandehey(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------
(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of November, 2002.

                              Oppenheimer Multi-State Municipal Trust

                              By:  /s/ John V. Murphy*
                              ----------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date

/s/ Leon Levy*               Chairman of the
------------------           Board of Trustees           November 27, 2002
Leon Levy

/s/ Donald W. Spiro*         Vice Chairman of the        November 27, 2002
-------------------------    Board and Trustee
Donald W. Spiro

/s/ John V. Murphy*          President, Principal
--------------------------   Executive Officer           November 27, 2002
John V. Murphy               & Trustee

/s/ Brian W. Wixted*         Treasurer, Principal        November 27, 2002
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ Robert G. Galli*         Trustee                     November 27, 2002
-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*    Trustee                     November 27, 2002
---------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*       Trustee                     November 27, 2002
--------------------------
Benjamin Lipstein

/s/ Joel W. Motley*          Trustee                     November 27, 2002
------------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*   Trustee                     November 27, 2002
--------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*      Trustee                     November 27, 2002
----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*         Trustee                     November 27, 2002
-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                            Trustee  November
27, 2002
---------------------------------
Russell S. Reynolds, Jr.

/s/ Clayton K. Yeutter*      Trustee                     November 27, 2002
----------------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                    Oppenheimer Multi-State Municipal Trust

                       Post-Effective Amendment No. 28

                                EXHIBIT INDEX

Exhibit No.       Description

23 (j)            Independent Auditors Consent